SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4 (File No. 333-186220)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 54 (File No. 811-07623)	☒

(Check appropriate box or boxes)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

(previously IDS Life of New York Variable Annuity Account)

(Exact Name of Registrant)

RiverSource Life Insurance Co. of New York

(previously IDS Life Insurance Company of New York)

(Name of Depositor)

20 Madison Avenue Extension, Albany, NY 12203

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 671-8056

Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
May 1, 2015
RiverSource
RAVA 5 Advantage® Variable Annuity
RAVA 5 Select® Variable Annuity
RAVA 5 Access® Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuities
Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY) 20 Madison Avenue Extension Albany, NY 12203 Telephone: 1-800-541-2251
(Corporate Office) ameriprise.com/variableannuities RiverSource of New York Variable Annuity Account
Contracts described in this prospectus were offered for contract applications signed on or after April 29, 2013.
This prospectus contains information that you should know before investing in the RAVA 5 Advantage, RAVA 5 Select, or RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.
Prospectuses are also available for:
AB Variable Products Series Fund, Inc.
ALPS Variable Investment Trust
American Century Variable Portfolios, Inc.
BlackRock Variable Series Funds, Inc.
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II
Deutsche Variable Series II
Fidelity® Variable Insurance Products — Service Class 2
Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) — Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Variable Insurance Funds
Ivy Funds Variable Insurance Portfolios
Janus Aspen Series: Service Shares
Lazard Retirement Services, Inc.
Legg Mason Partners Variable Income Trust
MFS® Variable Insurance TrustSM
Morgan Stanley Universal Institutional Funds (UIF)
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds — Service Shares
PIMCO Variable Insurance Trust (VIT)
Van Eck VIP Trust
Wells Fargo Variable Trust
Please read the prospectuses carefully and keep them for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to

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you. RiverSource Life of NY may offer other variable annuities or other types of annuities. The benefits, features, fees and charges, of these annuities may be different from those described in this prospectus. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.

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    3

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: Investment options under your contract. Unless your investment options have been restricted under living benefit riders, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code
•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code
•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

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A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.
Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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The Contracts in Brief
This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.
Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account (if available), subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable charges).
Buying a contract: When buying a contract you must provide us a minimum initial purchase payment. The minimum initial purchase payment varies between $1,000 and $10,000 based on contract class and product type. In no case may purchase payments exceed $1,000,000 without our prior approval. We may also further limit, or restrict, purchase payments in certain contract years or based on age, and in conjunction with certain living benefit rider elections.
There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities — with or without optional benefit riders — are not right for everyone. Make sure you have all the facts you need before you purchase a variable annuity or choose an optional benefit rider. Some of the factors you may wish to consider include:
•	“Tax Free” Exchanges: It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
•	Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
•	Taxes: Generally, income earned on your contract value grows tax-deferred until you take a surrender or begin to receive payouts. Upon surrender, income taxes generally apply, (under certain circumstances, IRS penalty taxes may apply to surrenders) unless you direct such amounts to be transferred to another investment within the same retirement plan or have them directly rolled over to another eligible retirement plan such as an IRA. The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, generally you will be taxed on the income if you are the owner. (see “Taxes”)
•	Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.
•	How long you plan to keep your contract: variable annuities are not short-term liquid investments.

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RAVA 5 Advantage and RAVA 5 Select contracts have surrender charges. RAVA 5 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 5 Advantage and RAVA 5 Select. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. Does the contract meet your current and anticipated future needs for liquidity?
•	If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefits you may choose?
•	The fees and expenses you will pay when buying, owning and surrendering money from these contracts. (see “Charges”)
•	How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”) under the SecureSource 3 NY, SecureSource 4 NY and SecureSource 4 Plus NY riders, the guaranteed amounts under the rider will be reduced and for any withdrawal during the credit period, you will not receive Annual Credits on the next rider anniversary. In addition, certain surrenders may be subject to a federal income tax penalty. (see “Surrenders”)
•	Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.
•	Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, these contracts are not suitable for you and you should not buy one of them. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Free look period: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. The valuation date will be the date your request is received at our corporate office. (See “Valuing Your Investment.”) We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)
•	regular fixed account, which earns interest at rates that we adjust periodically. For RAVA 5 Advantage and RAVA 5 Select contracts, there are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see “Buying Your Contract”, “Transfer Policies” and “The Regular Fixed Account”). For RAVA 5 Access contracts, the regular fixed account is not available (see “The Fixed Account”).
•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59½) and may have other tax consequences. If you have elected the SecureSource 3 NY, SecureSource 4 NY or SecureSource 4 Plus NY riders, please consider carefully when you take surrenders. If you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during a Credit Period, you will not receive Annual Credits on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)
Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit” and “Optional Benefits”)
Optional benefits: We offer optional death benefits and optional living benefits. Optional living benefits include guaranteed minimum withdrawal benefit riders and Accumulation Protector Benefit rider, a guaranteed minimum accumulation benefit. Guaranteed minimum withdrawal benefits permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). Guaranteed minimum withdrawal benefits may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. These optional living benefits may not be appropriate for you if

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    7

you do not intend to limit withdrawals to the amount allowed under the rider. For contracts with applications signed on or after May 4, 2015, we offer the SecureSource 4 NY rider and the SecureSource 4 Plus NY rider and for contracts with applications signed prior to May 4, 2015 we offered the SecureSource 3 NY rider. In this prospectus we use the term “SecureSource series” to refer to all of the guaranteed minimum withdrawal benefit riders. When we refer to the SecureSource 4 NY rider, the SecureSource 4 Plus NY rider or the SecureSource 3 NY rider we are specifically referencing the individual rider in the series rather than all of the riders in the SecureSource series. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of a specified Waiting Period, currently 10 years, regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit).
If you select an optional living benefit, we restrict investment options available to you which will limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. In addition, the Income Guide program is not available to contracts issued with a living benefit rider. (see “Optional Benefits — Optional Living Benefits — Investment Allocation Restrictions for Living Benefit Riders”) For more information on considerations before buying optional living benefits, please see “Optional Benefits — Optional Living Benefits.”
We offer the following optional death benefits: ROPP Death Benefit, MAV Death Benefit and 5-year MAV Death Benefit.
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The Special DCA fixed account is not available after the annuitization start date. (see “The Annuity Payout Period”)
Termination of the contract: The contract will be terminated under the following conditions:
1.	After the death benefit is paid, the contract will terminate.
2.	Reduction of the contract value to zero will terminate the contract unless benefits are payable under the terms of an optional living benefit rider.
3.	Your written request for a full surrender will terminate the contract.

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Expense Summary
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from these contracts. The first table describes the fees and expenses that you will pay at the time that you surrender one of these contracts.
Contract Owner Transaction Expenses
Surrender charges for RAVA 5 Advantage:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
You select either a seven-year or ten-year surrender charge schedule at the time of application.
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment*	Surrender charge Percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7+	0	7	3
		8	2
		9	1
		10+	0
Surrender charge for RAVA 5 Select:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
Contract Year**	Surrender charge percentage applied to purchase payments
1	7%
2	6
3	5
4	4
5+	0
There are no surrender charges on and after the fourth contract anniversary.
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.
Surrender charge for RAVA 5 Access: 0%
Surrender charge for fixed annuity payouts, if available:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuititzation.

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Contract administrative charge at full surrender:
Maximum: $50	Current: $30
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $30
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Annual Variable Account Expenses
(As a percentage of average daily subaccount value)
You must choose a product, a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose and the contract year you are in determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.
RAVA 5 Advantage with ten-year surrender charge schedule
Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Select
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.35%
ROPP Death Benefit	1.70
MAV Death Benefit	1.60
5-year MAV Death Benefit	1.45

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Access
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.50%
ROPP Death Benefit	1.85
MAV Death Benefit	1.75

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Through the 10th contract anniversary	Mortality and expense risk fee
5-year MAV Death Benefit	1.60

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
Optional Living Benefits
If eligible, you may select one of the following optional living benefits. The fees apply only if you select one of these benefits. Investment allocation restrictions apply.
SecureSource 4 NYSM – Single life rider fee	Maximum: 2.25%	Current: 1.15%
SecureSource 4 NYSM – Joint life rider fee	Maximum: 2.25%	Current: 1.15%
SecureSource 4 Plus NYSM – Single life rider fee	Maximum: 2.75%	Current: 1.45%
SecureSource 4 Plus NYSM – Joint life rider fee	Maximum: 2.75%	Current: 1.45%
SecureSource 3 NY® – Single life rider fee	Maximum: 2.25%	Current: 1.10%
SecureSource 3 NY® – Joint life rider fee	Maximum: 2.25%	Current: 1.10%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.00%*
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
*	For contract applications signed prior to Oct. 18, 2014, the following fees apply:

Initial annual rider fee and annual rider fee for elective step ups before 10/18/14	Current annual rider fee for elective step ups after 10/18/14
1.30%	1.00%
Annual Operating Expenses of the Funds
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2014, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum total annual operating expenses for the funds (1)
(Including management fee, distribution and/or service (12b-1) fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.44	18.88
(1)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access*
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
AB VPS Dynamic Asset Allocation Portfolio (Class B)***	0.70	0.25	0.15	—	1.10	—	1.10
AB VPS Large Cap Growth Portfolio (Class B)***	0.75	0.25	0.08	—	1.08	—	1.08
ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.47	—	1.42	0.12	1.30 (1)

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    11

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
American Century VP Value, Class II	0.86	0.25	—	—	1.11	—	1.11
BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.24	—	1.11	0.13	0.98 (2)
Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.15	—	0.92	—	0.92
Columbia Variable Portfolio – Cash Management Fund (Class 2)	0.33	0.25	0.15	—	0.73	—	0.73
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.55	0.25	0.22	—	1.02	—	1.02
Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.64	0.25	0.12	—	1.01	—	1.01
Columbia Variable Portfolio – Core Bond Fund (Class 2)	0.43	0.25	0.13	—	0.81	—	0.81
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)***	1.02	0.25	0.34	0.08	1.69	—	1.69 (19)
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)	0.56	0.25	0.13	—	0.94	—	0.94
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.53	0.25	0.18	—	0.96	—	0.96
Columbia Variable Portfolio – Emerging Markets Fund (Class 2)	1.07	0.25	0.20	—	1.52	—	1.52
Columbia Variable Portfolio – Global Bond Fund (Class 2)	0.57	0.25	0.17	—	0.99	—	0.99
Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	0.58	0.25	0.17	—	1.00	—	1.00
Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.14	—	0.96	—	0.96
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)***	0.42	0.25	0.13	—	0.80	—	0.80
Columbia Variable Portfolio – International Opportunities Fund (Class 2)***	0.79	0.25	0.25	—	1.29	—	1.29
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	0.67	0.25	0.13	—	1.05	—	1.05
Columbia Variable Portfolio – Large Cap Index Fund (Class 3)***	0.10	0.13	0.21	—	0.44	—	0.44
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)	0.61	0.25	0.13	—	0.99	—	0.99
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.41	0.25	0.13	—	0.79	—	0.79 (3)
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.16	0.47	1.08	—	1.08
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.07	0.51	1.03	—	1.03
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.18	0.25	0.06	0.59	1.08	—	1.08
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.17	0.25	0.05	0.55	1.02	—	1.02
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)***	0.76	0.25	0.15	—	1.16	—	1.16
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2)***	0.75	0.25	0.14	—	1.14	—	1.14
Columbia Variable Portfolio – Select International Equity Fund (Class 2)***	0.79	0.25	0.19	—	1.23	—	1.23
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	0.69	0.25	0.12	—	1.06	—	1.06

12    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	0.79	0.25	0.19	—	1.23	—	1.23
Columbia Variable Portfolio – Strategic Income Fund (Class 2)	0.53	0.25	0.14	—	0.92	—	0.92
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)***	0.79	0.25	0.16	—	1.20	—	1.20 (3)
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)	0.36	0.25	0.13	—	0.74	—	0.74
Deutsche Alternative Asset Allocation VIP, Class B***	0.34	0.25	0.27	1.17	2.03	0.15	1.88 (4)
Fidelity ® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Mid Cap Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.12	—	0.93	—	0.93
FTVIPT Franklin Income VIP Fund – Class 2	0.45	0.25	0.02	—	0.72	—	0.72
FTVIPT Franklin Mutual Shares VIP Fund – Class 2	0.68	0.25	0.05	—	0.98	—	0.98 (5)
FTVIPT Franklin Small Cap Value VIP Fund – Class 2	0.60	0.25	0.03	—	0.88	—	0.88 (5)
FTVIPT Templeton Global Bond VIP Fund – Class 2	0.46	0.25	0.05	—	0.76	—	0.76
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	13.41	0.44	14.40	13.34	1.06 (6)
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.91	0.25	0.20	0.09	1.45	0.40	1.05 (7)
Ivy Funds VIP Asset Strategy	0.68	0.25	0.05	—	0.98	—	0.98
Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.51	0.25	0.09	—	0.85	0.03	0.82 (8)
Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares	0.05	0.25	0.85	0.74	1.89	0.75	1.14 (9)
Janus Aspen Series Janus Portfolio: Service Shares	0.50	0.25	0.05	—	0.80	—	0.80
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares	0.85	0.25	0.23	—	1.33	0.28	1.05 (10)
MFS ® Utilities Series – Service Class	0.73	0.25	0.06	—	1.04	—	1.04
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.25	0.35	—	1.35	0.20	1.15 (11)
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	1.70	0.25	6.87	0.02	8.84	5.58	3.26 (12)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	0.54	0.25	0.44	—	1.23	0.06	1.17 (12)
Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.13	—	1.01	—	1.01
Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.58	0.25	0.14	0.03	1.00	0.03	0.97 (13)
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.67	0.25	0.13	—	1.05	—	1.05
PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.80	1.48	0.15	1.33 (14)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class	0.95	0.25	0.02	0.46	1.68	0.43	1.25 (15)
PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75	—	0.75

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    13

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.41	—	2.41	0.96	1.45 (16)
Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.03	0.80	1.08	—	1.08
Variable Portfolio – American Century Diversified Bond Fund (Class 2)	0.44	0.25	0.13	—	0.82	—	0.82
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.02	0.25	0.17	—	1.44	—	1.44
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)	0.43	0.25	0.14	—	0.82	—	0.82
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	0.90	0.25	0.19	—	1.34	—	1.34
Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.03	0.60	0.88	—	0.88
Variable Portfolio – DFA International Value Fund (Class 2)	0.84	0.25	0.15	—	1.24	—	1.24
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	0.63	0.25	0.16	—	1.04	—	1.04
Variable Portfolio – Holland Large Cap Growth Fund (Class 2)	0.63	0.25	0.13	—	1.01	—	1.01
Variable Portfolio – Invesco International Growth Fund (Class 2)	0.82	0.25	0.16	—	1.23	—	1.23
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	0.44	0.25	0.13	—	0.82	—	0.82
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	0.75	0.25	0.13	—	1.13	—	1.13
Variable Portfolio – Loomis Sayles Growth Fund (Class 2)	0.64	0.25	0.13	—	1.02	—	1.02
Variable Portfolio – MFS Value Fund (Class 2)	0.61	0.25	0.12	—	0.98	—	0.98
Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.71	0.98	—	0.98
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.75	1.02	—	1.02
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.03	0.67	0.95	—	0.95
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	0.85	0.25	0.20	—	1.30	—	1.30
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)	—	0.25	17.95	0.68	18.88	17.91	0.97 (17)
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)	—	0.25	11.05	0.67	11.97	10.93	1.04 (17)
Variable Portfolio – NFJ Dividend Value Fund (Class 2)	0.62	0.25	0.12	—	0.99	—	0.99
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	0.64	0.25	0.12	—	1.01	—	1.01
Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	0.86	0.25	0.16	—	1.27	—	1.27
Variable Portfolio – Partners Small Cap Value Fund (Class 2)	0.90	0.25	0.15	—	1.30	—	1.30
Variable Portfolio – Pyramis® International Equity Fund (Class 2)	0.83	0.25	0.16	—	1.24	—	1.24
Variable Portfolio – Pyrford International Equity Fund (Class 2)	0.76	0.25	0.17	—	1.18	—	1.18
Variable Portfolio – Sit Dividend Growth Fund (Class 2)	0.70	0.25	0.12	0.05	1.12	—	1.12
Variable Portfolio – TCW Core Plus Bond Fund (Class 2)	0.47	0.25	0.13	—	0.85	0.03	0.82 (20)

14    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Variable Portfolio – Victory Established Value Fund (Class 2)	0.77	0.25	0.13	—	1.15	—	1.15
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	0.46	0.25	0.13	—	0.84	—	0.84
Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.17	—	1.07	0.07	1.00 (18)
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.18	—	1.18	—	1.18
Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.12	—	1.07	—	1.07
*	The Funds provided the information on their expenses and we have not independently verified the information.
**	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
***	The previous fund names can be found in the Appendix under “The Funds”.
(1)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2016. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(2)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2016. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.
(3)	Management fees have been restated to reflect current investment management fee rates.
(4)	Through April 30, 2016, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.71% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.17%). These agreements may only be terminated with the consent of the fund's Board.
(5)	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the fund’s investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the fund's prospectus. Total annual fund operating expenses are not affected by such bundling.
(6)	The Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, the Portfolio's "Other Expenses" have been restated to reflect expenses expected to be incurred during the current fiscal year.
(7)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2016 and June 30, 2016, respectively. The fee waiver agreements cannot be terminated during their terms.
(8)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2016. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(9)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.14% until at least May 1, 2016. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(10)	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    15

expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
(11)
The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. In addition, the Fund approved an amendment to the Fund's Plan of Distribution reducing the distribution (12b-1) fee for the Portfolio’s Class II shares from 0.35% to 0.25% effective May 1, 2015. The distribution (12b-1) fee shown in the table above has been restated to reflect such change.
(12)	Neuberger Berman Management LLC (“NBM”) has undertaken through December 31, 2018 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 2.40% of the average daily net asset value of Absolute Return Multi-Manager Portfolio and 1.17% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation. In addition, "Total other expenses" have been restated to reflect current fees for Absolute Return Multi-Manager Portfolio.
(13)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.
(14)	PIMCO has contractually agreed, through May 1, 2016, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
(15)	PIMCO has contractually agreed, through May 1, 2016, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. Certain fees and expenses are not waived or reimbursed, such as direct or indirect (through Acquired Funds) interest expense or dividends paid on borrowed securities, and the expense of investing in Acquired Funds other than certain PIMCO funds. The amount of such expenses will vary based on the Portfolio’s use of those investments as an investment strategy best suited to seek the objective of the Portfolio. In addition, PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio IV Ltd. (the “GMAMV Subsidiary”) to PIMCO. The GMAMV Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMV Subsidiary is in place.
(16)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund's average daily net assets per year until May 1, 2016. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
(17)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2016, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.97% for Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) and 1.04% for Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2).
(18)	The Adviser has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
(19)	Other expenses are based on estimated amounts for the Fund's current fiscal year. In addition, acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(20)	Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually agreed to waive a portion of its management fee for assets up to $1 billion through April 30, 2016.

16    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the optional ROPP and SecureSource 4 Plus NY(1),(3). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,308	$2,447	$3,559	$6,586	$588	$1,815	$3,107	$6,586
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,234	2,401	3,540	6,711	604	1,860	3,178	6,711
RAVA 5 Select	1,169	2,295	3,295	6,914	629	1,934	3,295	6,914
RAVA 5 Access	645	1,978	3,365	7,034	645	1,978	3,365	7,034
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$919	$1,228	$1,411	$1,956	$172	$532	$ 911	$1,956
RAVA 5 Advantage
With a seven-year surrender charge schedule	840	1,173	1,390	2,122	188	579	990	2,122
RAVA 5 Select	771	1,050	1,122	2,392	213	656	1,122	2,392
RAVA 5 Access	229	703	1,200	2,552	229	703	1,200	2,552
(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $30.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    17

Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts in Appendix F.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.
The Variable Account and the Funds
The variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number listed in the "Buying Your Contract - Purchase Payments" section of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of

18    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, which include managed volatility funds. These funds invest in other registered mutual funds. In addition, managed volatility funds employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the contracts and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts , including the contracts.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. There is no guarantee any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are in Appendix A.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    19

We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.
•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:
•	Compensating, training and educating financial advisors who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

20    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY’s profits, revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
The Regular Fixed Account
For RAVA 5 Advantage and RAVA 5 Select, unless you have elected a living benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    21

•	for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer funds for one of the SecureSource series and APB riders;
•	unless you have elected one of the optional living benefit riders, to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the Portfolio Stabilizer funds, if a living benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Buying Your Contract
You can complete an application and send it along with your initial purchase payment to our corporate office. You may buy RAVA 5 Advantage, RAVA 5 Select or RAVA 5 Access. Each contract has different mortality and expense risk fees. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and lower mortality and expense risk fees then RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.
When you apply, you may select among the following:
•	the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);
•	one of the following optional death benefit riders:
•	ROPP Death Benefit (available if you are age 80 or older);
•	MAV Death Benefit; or
•	5-Year MAV Death Benefit;
•	one of the following optional living benefit riders:
•	SecureSource 4 NY(2); or
•	SecureSource 4 Plus NY(2);
•	SecureSource 3 NY(3); or
•	Accumulation Protector Benefit.
(1)	For RAVA 5 Access contracts, the regular fixed account is not available.
(2)	Available for contract applications signed on or after May 4, 2015.
(3)	Available for contract applications signed prior to May 4, 2015.
We restrict investment options if you select the SecureSource series riders or APB rider.

22    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

If you choose a SecureSource series rider or APB rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Investment Allocation Restriction for Living Benefit Riders – Portfolio Stabilizer funds” section in this prospectus.
The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account (if available) and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. For RAVA 5 Access contracts, the regular fixed account is not available. (See “Purchase Payments.”)
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to our corporate office. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Purchase Payments
For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we will consider your contract void from the start. For all other contracts, if we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payments*
	RAVA 5 Advantage	RAVA 5 Select	RAVA 5 Access
Qualified annuities	$1,000	$2,000	$2,000
Nonqualified annuities	$2,000	$10,000	$10,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without corporate office approval) based on the contract year and your age on the effective date of the payment:
RAVA 5 Advantage
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    23

For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
RAVA 5 Access and RAVA 5 Select
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For the second through fifth contract year if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
For each contract year thereafter***:
through age 85	$0
for ages 86 to 90	$0
age 91 or older	$0
*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payments is $25.00.
**	These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. For qualified annuities the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
***	Additional purchase payments are not allowed after the fifth contract anniversary unless this is a tax qualified contract, in which case we allow additional purchase payments in any contract year up to the maximum permissible annual contribution described by the Code that was in effect on the contract date.
Additional purchase payment restrictions for contracts with the SecureSource series rider
These riders prohibit additional purchase payments if:
(1)	You decline any increase to the annual rider fee, or
(2)	the Annual lifetime payment is established and your contract value on an anniversary is less than four times the benefit base multiplied by the lifetime payment percentage for your current age band.
The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up. Additional purchase payments are also limited to $100,000; however, this restriction is currently being waived until further notice.
How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474

24    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

2 2 By scheduled payment plan
We can help you set up a bank authorization.
Limitations on Use of Contracts
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•	no earlier than 13 months after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see “SecureSource 4 NY /SecureSource 4 Plus NY/SecureSource 3 NY – Other Provisions” section regarding options under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

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If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees for your contract.
The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract and the contract year of your contract.
RAVA 5 Advantage with ten-year surrender charge schedule	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Advantage with seven-year surrender charge through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit(1)	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Select through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.35%
ROPP Death Benefit(1)	1.70
MAV Death Benefit	1.60
5-year MAV Death Benefit	1.45

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Access through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.50%
ROPP Death Benefit(1)	1.85
MAV Death Benefit	1.75
5-year MAV Death Benefit	1.60

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group,

26    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series:
Contract without SecureSource series rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.
Contract with SecureSource series rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

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Surrender charge under RAVA 5 Advantage:
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.
Surrender charge under RAVA 5 Select:
A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.
1.	First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.
2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
Surrender charge under RAVA 5 Access:
There is no surrender charge if you surrender all or part of your contract.
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge will equal the amount you request.
For an example, see Appendix B.
Fixed Payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts: If you elect an annuity payout plan and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%

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Number of Completed Years Since Annuitization	Surrender charge percentage
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuititzation.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•	amounts applied to an annuity payment plan (Exception: As described below, if we agree to allow you to receive annuity payments for a specified period and you choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)
•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refund to you during the free look period; and
•	death benefits.
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59½ (fee waived in case of death or disability).
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Optional Living Benefit Charges
SecureSource 4 NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.15% for SecureSource 4 NY – Single Life rider or SecureSource 4 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.

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We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.
Once you elect the SecureSource 4 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option The SecureSource 4 NY – Single Life rider and SecureSource 4 NY – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii )any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero, and
(iv) any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 Plus NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.45% for SecureSource 4 Plus NY – Single Life rider or SecureSource 4 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.
Once you elect the SecureSource 4 Plus NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option The SecureSource 4 Plus NY – Single Life rider and SecureSource 4 Plus NY – Joint Life rider fee will not exceed a maximum of 2.75%.

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The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii )any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero,
(iv) any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries, and
(v) any future Base Doubler adjustment and the Base Doubler will be permanently reset to zero.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 3 NY Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.10% for SecureSource 3 NY – Single Life rider or SecureSource 3 NY – Joint Life rider.
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added)or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary . We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.
Once you elect the SecureSource 3 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option The SecureSource 3 NY – Single Life rider and SecureSource 3 NY – Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii )any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero, and
(iv) any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries.

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(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contract applications signed on or after October 18, 2014, the current initial annual rider fee is 1.00%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits – Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value.
We reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The following describes how your annual rider fee may change:
1.	We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice.
2.	We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.
If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.
*	For contract applications signed prior to Oct. 18, 2014, the following fees apply:

Initial annual rider fee and annual rider fee for elective step ups before 10/18/14	Current annual rider fee for elective step ups after 10/18/14
1.30%	1.00%
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)
Valuing Your Investment
We value your accounts as follows:
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;
•	plus interest credited;

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•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
•	minus any prorated portion of the contract administrative charge.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts;
•	partial surrenders;
•	surrender charges;
and a deduction of a prorated portion of:
•	the contract administrative charge;
•	the SecureSource series rider charge; or
•	Accumulation Protector Benefit rider charge.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and/or
•	mortality and expense risk fees.

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Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account (if available) to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.
The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund

34    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

charge assumptions other than a mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)	the age of the participant, (the age of the younger participant under the Joint Option);
(2)	the contract value;
(3)	Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 90% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, Inc. (“AFSI”) which is our affiliate and we only currently offer variable annuity contracts through AFSI. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)	One of the Income Guide participants must be an owner or annuitant under the contract.
(2)	Your contract cannot be a beneficially owned IRA.
(3)	You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)	If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)	Your contract cannot have any active or deemed loans on it.
(6)	Your contract must have an Amerprise advisor registered with AFSI assigned as the agent of record on your contract.
(7)	All participants covered by the program must be at least age 50 and no older than age 85.

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These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)	You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)	You take a loan on the contract.
(3)	On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)	The death benefit under the contract becomes payable.
(5)	You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)	AFSI is no longer the servicing broker-dealer on your contract.
(7)	Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFSI. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on amperiprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount

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We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track	Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 90% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.
More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or bonds. Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.

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The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•	an investment allocation of 50% in equities and 50% in bonds;
•	average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 4.0% on the bond allocation that grades upward to 6.0% over a ten year period;
•	average portfolio volatility of 9.0%;
•	a 1.0% average annual mortality and expense risk fee being assessed; and
•	taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 4.0% - 6.0% for the bond allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 90% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)	the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)	the specific fees of your contract;
(3)	additional purchase payments to the contract;
(4)	withdrawals in addition to the monthly systematic withdrawal;
(5)	partial annuitizations; or
(6)	your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 90% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	SingleOption	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%

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Participant Age	Single Option	Joint Option	Participant Age	SingleOption	Joint Option	Participant Age	Single Option	Joint Option
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)	you have elected the Single Option;
(2)	you are age 65;
(3)	your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)	your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.

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$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially taxable while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFSI, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFSI assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFSI will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFSI is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders. For transfer rights involving investment options under optional living benefit riders, please see “Investment Allocation Restrictions for Living Benefit Riders” section.

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You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when we receive it:
•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
For RAVA 5 Advantage and RAVA 5 Select
•	Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.
•	You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts. (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
For RAVA 5 Access
•	Before the annuitization start date, you may transfer contract values between the subaccounts at any time.
•	You may not make a transfer to the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts. (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

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Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to the state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

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In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to Request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Co. of New York
70500 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account (if available) or automated partial surrenders from the regular fixed account (if available), Special DCA fixed account or the subaccounts.

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You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make additional systematic payments if automated partial surrenders are in effect.
•	If you have a SecureSource series or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Investment Allocation Restrictions for Living Benefit Riders”).
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If you have a SecureSource series rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

3 3 By telephone
Call:
1-800-541-2251
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.
Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under a term certain installment plan that provides monthly annuity payments for a period of years if such plans are allowed by us.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected a SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender

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request that exceeds the amount allowed under a SecureSource series rider will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. The minimum contract value after a partial surrender is $500.
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.
NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the surrender amount includes a purchase payment check that has not cleared;
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

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The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected a SecureSource series rider or APB rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Our current administrative process requires only the new owner to meet the age limitations. We can stop this administrative process at any time.
The death benefit may change due to a change of ownership.
•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•	If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.

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•	The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For a SecureSource series – Single Life rider, an ownership change will not change the covered person under the rider.
The SecureSource series – Joint Life rider, if selected, transfer of the ownership of the annuity contract will not change the covered spouses under the rider. If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. (See “Optional Benefits — Optional Living Benefits.”)
Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•	contract value after any rider charges have been deducted; or
•	the Return of Purchase Payments (ROPP) value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	=	PS × DB
CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
CV	=	the contract value on the date of (but prior to) the partial surrender.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.Note, in this case we assume there is not an allocation to a GPA. As a result, there is no possibility of a positive MVA adjustment which could make the Full Surrender Value greater than the contract value component of the death benefit calculation. This is why the example above does not include the Full Surrender Value.
If you Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

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For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70½. If you attained age 70½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value after any rider charges have been deducted from the variable account; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.
•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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If you Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period.
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:
•	ROPP Death Benefit;
•	MAV Death Benefit; and
•	5- Year MAV Death Benefit.
If you are age 75 or younger at contract issue, you can elect the 5-Year MAV or MAV optional death benefits. If you are age 76-79 at contract issue, you can elect MAV optional death benefit. If you are age 80 or older at contract issue, then you may elect the ROPP Death Benefit. ROPP is included in the Standard Death Benefit if you are age 79 or younger at contract issue.
Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted, or
2.	the ROPP Value as described above.

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For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
As described below, if you are age 75 or younger at contract issue, you may select either the MAV Death Benefit or the 5-Year MAV Death Benefit at the time you purchase your contract. If you are age 76-79 at contract issue, you may select the MAV Death Benefit. The MAV death benefit does not provide any additional benefit before the first contract anniversary and the 5-Year MAV Death Benefit does not provide any additional benefits before the fifth contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above; or
3.	the MAV.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the MAV on that date, but prior to the reset.
If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above; or
3.	the 5-year MAV.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above under “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

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After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
Optional Living Benefits
SecureSource Series Rider Terms
The following key terms are associated with all of the SecureSource Series of riders:
Key Terms
Age Bands: Each Age Band is associated with a Lifetime Payment Percentage. In addition to your age, other factors determine when you move to a higher Age Band.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. The Annual Credit is 6% for SecureSource 4 NY and SecureSource 3 NY. (Exception: For Secure Source 3 NY, if the covered person (Joint Life: younger covered spouse) is issue age 55 or younger, the Annual Credit percentage is 5.9% in the 10th year of the Credit Period.) The Annual Credit is 7% for SecureSource 4 Plus NY. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the lifetime benefit but may result in higher rider charges that may exceed the benefit from the Annual Credits.
Annual Lifetime Payment (ALP, Lifetime Benefit): the Lifetime Benefit amount available each contract year. The annual withdrawal amount guaranteed by the rider can vary each contract year. The ALP is also referred to as the Lifetime Benefit throughout this prospectus.
Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases above guaranteed amounts, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment Percentage can increase.
Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Credit Period: starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The credit period is 10 years for SecureSource 3 NY. The credit period is 12 years for SecureSource 4 NY and SecureSource 4 Plus NY.
Excess Withdrawal: a withdrawal that is greater than the Remaining Annual Lifetime Payment.
Excess Withdrawal Processing: a reduction in benefits if a withdrawal is an Excess Withdrawal is processed.
Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. The percentage used can vary as described in the Lifetime Payment Percentage provision below.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal or benefit reset.
Remaining Annual Lifetime Payment (RALP): after the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year. As you take withdrawals during a contract year, the Remaining Annual Lifetime Payment is reduced by the amount of the withdrawal.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
The following key terms only apply to SecureSource 4 Plus NY:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

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Base Doubler Date: at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the 70th birthday of the Covered Person (Joint Life: the younger Covered Spouse).
SecureSource 4 NY Rider
The SecureSource 4 NY rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 4 NY rider may not be purchased with the optional SecureSource 4 Plus NY rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
The SecureSource 4 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.The SecureSource 4 NY rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer fund(s).
The SecureSource 4 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Lifetime Benefit is available.
For important considerations whether a SecureSource 4 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 NY riders available under your contract:
•	SecureSource 4 NY – Single Life
•	SecureSource 4 NY – Joint Life
The information in this section applies to both SecureSource 4 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 4 NY — Single Life rider covers one person who is named at contract issue. The SecureSource 4 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 NY — Single Life rider or the SecureSource 4 NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 NY rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed on or after May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.

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The SecureSource 4 NY riders are not available under an inherited qualified annuity.
The SecureSource 4 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and his or her legally married and their spouse as defined under federal law, as named on the application for as long as the marriage is valid remains and in effect. If any contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant as named on the application. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.0%	2.5%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
75-79	5.5%	5.0%
80+	6.0%	5.5%

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The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the CB or BB (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the CB or BB.
(B)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(C)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.

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•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if the contract value is greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
•	RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix E for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.

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If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, the rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age of the covered spouses in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

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Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 NY riders charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
SecureSource 4 Plus NY Rider
The SecureSource 4 Plus NY rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 4 Plus NY rider may not be purchased with the optional SecureSource 4 NY rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date. (see Base Doubler below)
The SecureSource 4 Plus NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
•	The SecureSource 4 Plus NY rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer fund(s).
The SecureSource 4 Plus NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision.

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As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available, a Base Doubler is applied, or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year.
For important considerations whether a SecureSource 4 Plus NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus NY riders available under your contract:
•	SecureSource 4 Plus NY – Single Life
•	SecureSource 4 Plus NY – Joint Life
The information in this section applies to both SecureSource 4 Plus NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 4 Plus NY — Single Life rider covers one person who is named at contract issue. The SecureSource 4 Plus NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus NY — Single Life rider or the SecureSource 4 Plus NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 4 Plus NY rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed on or after May 4, 2015;
•	Single Life: covered person must be at least age 58 but not older than 85 on the date the contract is issued; or
•	Joint Life: covered spouses must be at least age 58 but not older than 85 on the date the contract is issued.
The SecureSource 4 Plus NY riders are not available under an inherited qualified annuity.
The SecureSource 4 Plus NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 4 Plus NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine the Annual Lifetime Payment, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner on the rider effective date and his or her legally married their spouse as defined under federal law, as named on the application for as long as the marriage is valid and remains in effect. If any contract owner on the rider effective date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse.

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The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year. The ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
The ALP is established on the rider effective date.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
58	3.0%	2.5%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
75-79	5.5%	5.0%
80+	6.0%	5.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint Life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint Life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint Life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage, if no withdrawal has been taken and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.	When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken

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If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	If the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(B)	If the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary if the initial Credit Period starts on the rider effective date
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 7% for the first rider anniversary.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 7% Annual Credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the Annual Rider Fee on the Base Doubler Date, the BB (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the BB). It is important to remember that the 200 % Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
The Base Doubler Date may also be reset if there is a spousal continuation. See the Spouse’s Option to continue contract provision. In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available. The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added or base Doubler is applied) will be increased to the contract value, if greater. The CB will be increased to the

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contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider. After the death of the last covered spouse, the rider will terminate.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective. If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler will be applied. Also, the following will occur:
•	If the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.

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At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
•	The ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
•	After the date of death, if the CB and Base Doubler are greater than zero, the CB and Base Doubler will be permanently reset to zero, and there will be no additional Annual Credits or Annual Step-Ups and no Base Doubler will be applied.
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or a revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 Plus NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 Plus NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract..
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus NY rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.

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For an example, see Appendix D.
SecureSource 3 NY Rider
The SecureSource 3 NY rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 3 NY rider may not be purchased with the optional Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
The SecureSource 3 NY rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 3 NY rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than those offered under the Portfolio Stabilizer fund(s).
The SecureSource 3 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the Lifetime Benefit is available.
For important considerations whether a SecureSource 3 NY rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two l SecureSource 3 NY riders available under your contract:
•	SecureSource 3 NY – Single Life
•	SecureSource 3 NY – Joint Life
The information in this section applies to both SecureSource 3 NY riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 3 NY — Single Life rider covers one person who is named at contract issue. The SecureSource 3 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 3 NY — Single Life rider or the SecureSource 3 NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 3 NY rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed prior to May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or

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•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 3 NY riders are not available under an inherited qualified annuity.
The SecureSource 3 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
•	If there has been an ownership change, the death of the new owner will also terminate the rider.
For key terms associated with the SecureSource 3 NY rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3%	2.5%
59-64	4%	3.5%
65-79	5%	4.5%
80+	6%	5.5%

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The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the CB or BB (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the CB or BB.
(B)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(C)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.

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•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage. If the covered person (Joint Life: younger covered spouse) is issue age 55 or younger, the Annual Credit percentage is 5.9% in the 10th year of the Credit Period.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 10th rider anniversary.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix E for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 3 NY— Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 3 NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

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If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.
–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age of the covered spouses in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

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Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant at rider issue.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 3 NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 3 NY rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: after the death of the Covered Person, the rider will terminate.
•	Joint Life: after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 3 NY rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix D.
Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years.
•	Lifetime Benefit Limitations: The Lifetime Benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading above). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the Lifetime Benefit terminates even though other contract owners are still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource 4 Plus NY, if the withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Lifetime Benefit is available (Excess Withdrawal), the guaranteed amounts under the rider will be reduced.

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•	Investment Allocation Restriction: You must invest in approved investment options, which currently are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource series rider.
•	Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.
•	Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource series — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
For non-natural ownership arrangements that allow for spousal continuation one covered spouse must be the annuitant and the other covered spouse must be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining Annual Lifetime Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Lifetime Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.

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•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.
Accumulation Protector Benefit Rider
The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The current Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	you must invest in the approved investment options, which are currently Portfolio Stabilizer funds . We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you.
•	you may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Up” below) Also, additional purchase payments are limited to $100,000, however, this restriction is currently being waived until further notice;
•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	the 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•	the 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).

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Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The Waiting Period for the rider is 10 years. The Waiting Period will restart on the latest contract anniversary if you change your investment option and the annual rider fee increases more than 0.20 percentage points and if the remaining Waiting Period is less than three years. Our right to restart the Waiting Period under these conditions is currently being waived until further notice.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.	90% of the contract value on the contract anniversary (after charges are deducted); or
2.	the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of elective step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up

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and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Terminating the Rider
The rider will terminate under the following conditions:
•	The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
•	After the death benefit is payable, unless the spouse continues the contract as described in the “Spousal Continuation” provision above, the rider will terminate.
•	In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See “Charges — Accumulation Protector Benefit rider charge”).
•	The rider will terminate on the annuitization start date.
•	Termination of the contract for any reason will terminate the rider.
The rider will terminate on the Benefit Date.
For an example, see Appendix D.
Investment Allocation Restrictions for Living Benefit Riders
If you elected the SecureSource series rider or Accumulation Protector Benefit rider, you were required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Portfolio Stabilizer funds” section below until the rider terminates.
Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payment or transfer request that does not comply with the above limitations.
Portfolio Stabilizer funds
If you elect the SecureSource series rider or Accumulation Protector Benefit rider, your contract value must be invested in the Portfolio Stabilizer funds under the terms of the rider. The Portfolio Stabilizer funds are available to all contract owners, regardless of whether a living benefit rider has been elected. Currently, we offer four Portfolio Stabilizer funds, (the Funds). We reserve the right to add, remove or substitute funds. Any change will apply to current allocations and or to future purchase payments and transfers.
The Portfolio Stabilizer funds currently available are:
1.	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)(1)
2.	Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)
3.	Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)
4.	Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)
(1)	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) is not available for contracts with the Accumulation Protector Benefit rider.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. The Portfolio Stabilizer funds are diversified funds that, under normal market conditions, pursue their investment objectives by allocating the Funds’ assets across equity and fixed income/debt asset classes while targeting a particular level of effective equity exposure that varies based on volatility in the equity market. The Portfolio Stabilizer funds invest in a mix of affiliated and unaffiliated mutual funds and, in seeking to manage equity market volatility, employ a tactical allocation strategy of utilizing:
•	derivative transactions (such as credit default swap indexes, futures, swaps, forward rate agreements and options);
•	direct investments in exchange-traded funds (ETFs); and
•	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures and dollar rolls).
The investments described above as part of the tactical allocation strategy are primarily utilized to adjust (increase or reduce) the Portfolio Stabilizer funds’ exposure to different asset classes and various segments within these asset classes. In general, when Columbia Management, the Funds’ investment manager, determines that equity market volatility is relatively low, it may increase the Fund’s effective equity market exposure and decrease the Funds’ effective fixed income/debt exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s effective equity market exposure and, correspondingly, increase the Fund’s effective fixed income/debt exposure.

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Changes to underlying fund selections and allocations may be driven by various factors, including the risks and benefits of investing in a particular underlying fund as a means of achieving total return. Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management and the Funds’ board of trustees.
Columbia Management considers the independent analysis of Morningstar Associates, LLC (Morningstar), an independent investment consultant, with respect to the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional asset classes, or segments within these classes represented by the underlying funds. Columbia Management retains full discretion over the Portfolio Stabilizer funds’ investment activities. Neither Columbia Management nor Morningstar serves as your investment adviser as to the allocation of your contract value to the Portfolio Stabilizer funds.
For additional information about the Portfolio Stabilizer funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Investing in the Portfolio Stabilizer funds. You are responsible for determining which Portfolio Stabilizer fund is best for you. Your financial advisor can help you determine which investment option most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Fund(s) you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment options, or your decision to change to a different investment options.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
You may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”). We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Risks. An investment in a Fund involves risk. Principal risks associated with an investment in a Portfolio Stabilizer fund may be found in the relevant Fund’s prospectus. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Investing in a Portfolio Stabilizer fund does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options.
For a complete list of the risks associated with investing in the Portfolio Stabilizer funds, please consult the applicable Fund’s prospectus.
Volatility and Volatility Management Risk. Although the Portfolio Stabilizer funds seek to manage equity market volatility within their respective portfolios, there is no guarantee that the Funds will be successful. Despite each Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the underlying funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. Columbia Management’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies.
Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated in the Fund’s prospectus, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.

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Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. This may deprive you of some or all of the benefits of increases in equity market values under your contract and could also result in a decrease in your contract value.
Before you select a SecureSource series rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully consider whether the Fund(s) meet your investment objectives and risk tolerance. Because you cannot terminate a SecureSource series rider or Accumulation Protector Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Fund. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource series rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) for the life of the contract.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct surrender charges upon annuitzation but surrender charges may be applied when electing to exercise liquidity features we may make available under certain annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA(less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant's age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

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Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.
You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

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If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a nonqualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

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Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of nonnatural ownership, the death of the annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contracts from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a or qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty on the taxable portion.

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Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

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•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

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Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: In the case of United States v. Windsor, Section 3 of the Defense of Marriage Act was declared unconstitutional by the U.S. Supreme Court. As a result of this ruling, same sex marriages recognized under state law must be afforded all of the benefits of marriage for federal law purposes. The IRS subsequently provided interpretive guidance which, for federal tax purposes, determined the recognition of a same sex marriage is based on the state or foreign jurisdiction in which the marriage occurred. In addition, the guidance states that other relationships that may be recognized under state law, such as civil unions or domestic partnerships, are not considered marriages for federal tax purposes. Therefore, if you are in a civil union or other non-marital relationship recognized under state law, you will not receive the favorable federal tax treatment normally afforded to married couples.
When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.
If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.

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We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.
•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm’s financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Expense Summary”);
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);
•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

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•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including surrender charges; and
•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.
RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

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Appendix A: The Funds
Unless you have elected one of the optional living benefit riders, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below.
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B) (previously AllianceBernstein VPS Large Cap Growth Portfolio (Class B))	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.
American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Cash Management Fund (Class 2)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)	Seeks total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Core Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Diversified Absolute Return Fund (Class 2) (previously - Columbia Variable Portfolio - Multi-Strategy Alternatives Fund (Class 2))	Seeks to provide shareholders with absolute (positive) returns.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)	Seeks high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Global Bond Fund (Class 2)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)	Seeks high current income as its primary objective and, as it secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) (previously Columbia Variable Portfolio - Diversified Bond Fund (Class 2))	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - International Opportunities Fund (Class 2) (previously Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio - S&P 500 Index Fund (Class 3))	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Core Quantitative Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2) (previously Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 2))	Seeks growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 2) (previously Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 2))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select International Equity Fund (Class 2) (previously Columbia Variable Portfolio - International Opportunity Fund (Class 2))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Equities Fund (Class 2) (previously Variable Portfolio - Columbia Wanger U.S. Equities Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, (managing a portion of the Fund's portfolio), subadviser.
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B)	Seeks capital appreciation.	Deutsche Investment Management Americas Inc.

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Investing In	Investment Objective and Policies	Investment Adviser
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK))and other investment advisers serve as sub-advisers for the fund.
FTVIPT Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.
FTVIPT Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIPT Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
FTVIPT Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares	Seeks total return through growth of capital and income.	Janus Capital Management LLC
Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Utilities Series - Service Class	Seeks total return.	MFS ® Investment Management
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Management LLC is the Fund’s investment manager. NB Alternative Investment Management LLC is the Fund’s investment adviser.
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management LLC
Oppenheimer Global Fund/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - American Century Diversified Bond Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.
Variable Portfolio - AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, subadviser.
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 2)	Seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.
Variable Portfolio - Columbia Wanger International Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - DFA International Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.
Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Class 2)	Seeks to provide shareholders with a high level of current income.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Holland Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Holland Capital Management LLC, subadviser.
Variable Portfolio - Invesco International Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Invesco Advisers, Inc., subadviser.
Variable Portfolio - J.P. Morgan Core Bond Fund (Class 2)	Seeks high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc., subadviser.
Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Jennison Associates LLC, subadviser.
Variable Portfolio - Loomis Sayles Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
Variable Portfolio - MFS Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Morgan Stanley Global Real Estate Fund (Class 2)	Seeks to provide shareholders with current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.
Variable Portfolio - Multi-Manager Diversified Income Fund (Class2)	Seeks a high level of current income, with capital preservation as a secondary objective.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund (Class 2)	Seeks total return while adapting to interest rate, credit and inflation environments.	Columbia Management Investment Advisers, LLC
Variable Portfolio - NFJ Dividend Value Fund (Class 2)	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; NFJ Investment Group LLC, subadviser.
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Winslow Capital Management, LLC, subadviser.
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; London Company of Virginia (doing business as The London Company), Palisade Capital Management, L.L.C. and Wells Capital Management Inc., subadvisers.
Variable Portfolio - Partners Small Cap Value Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC, Segall Bryant & Hamill, LLC and Snow Capital Management L.P., subadvisers.
Variable Portfolio - Pyramis® International Equity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Pyramis Global Advisors, LLC, subadviser.
Variable Portfolio - Pyrford International Equity Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pyrford International Ltd., subadviser.
Variable Portfolio - Sit Dividend Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

90    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - TCW Core Plus Bond Fund (Class 2)	Seeks to provide total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company (TCW), subadviser.
Variable Portfolio - Victory Established Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.
Variable Portfolio - Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.
Wells Fargo Advantage VT Opportunity Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Western Asset Variable Global High Yield Bond Portfolio - Class II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

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Appendix B: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

92    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$56,470.00	$36,764.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:

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			Contract with Gain	Contract with Loss
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00
Full surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:

94    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

			Contract with Gain	Contract with Loss
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 4.0%	× 4.0%
		surrender charge:	2,000.00	1,832.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(2,000.00)	(1,832.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$57,970.00	$38,138.00
Partial surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    95

We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.		First, we determine the amount of earnings available in the contract at the time of surrender as:
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,208.33	15,582.48
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,208.33	15,582.48
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,208.33	18,761.94
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,208.33	18,761.94
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
		multiplied by the surrender charge rate:	× 4.0%	× 4.0%
		surrender charge:	208.33	582.48
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,208.33	15,582.48
		Surrender charge:	(208.33)	(582.48)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

96    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Appendix C: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
Assumptions:
•	You purchase the contract with a payment of $20,000.
•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
for a standard death benefit of:	$ 18,333
since this is greater than your contract value of $16,500
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract (with the ROPP rider) with a payment of $20,000.
•	The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:
$1,500 × $20,000 =
$18,000	–1,667
for a death benefit of:	$18,333
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract (with the MAV rider) with a payment of $20,000.
•	On the first contract anniversary the contract value grows to $24,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0

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minus adjusted partial surrenders, calculated as:
$1,500 × $24,000 =
$22,000	–1,636
for a death benefit of:	$22,364
Example — 5-Year MAV Death Benefit
Assumptions:
•	You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.
•	On the fifth contract anniversary the contract value grows to $30,000.
•	During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:
$1,500 × $30,000 =
$25,000	–1,800
for a death benefit of:	$28,200

98    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Appendix D: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — SecureSource 3 NY Riders
Assumptions:
•	You purchase the contracts with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	$4,000	$4,000	4.00%
1	0	0	98,000	100,000	106,000	100,000	4,240	4,240	4.00%
2	0	0	105,000	100,000	112,000	105,000	4,480	4,480	4.00%
3	0	0	120,000	120,000 (1)	120,000	120,000	4,800	4,800	4.00%
3.5	0	4,800	115,200	120,000	120,000	115,200	4,800	0	4.00%
4	0	0	113,000	120,000	120,000 (2)	115,200	4,800	4,800	4.00%
5	0	0	110,000	120,000	127,200	115,200	5,088	5,088	4.00%
6	0	0	140,000	140,000	140,000	140,000	7,000	7,000	5.00% (3)
7	0	0	120,000	140,000	148,400	140,000	7,420	7,420	5.00%
7.5	0	10,000	110,000	136,792	144,999 (4)	129,542	7,250	0	5.00%
8	0	0	105,000	136,792	144,999	129,542	7,250	7,250	5.00%
9	0	0	116,000	136,792	153,207	129,542	7,660	7,660	5.00%
(1)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $7,420 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.

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Example — SecureSource 4 NY Riders
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	$4,000	$4,000	4% (1)
1	—	—	98,000	100,000	106,000	100,000	4,240	4,240	4%
2	—	—	105,000	100,000	112,000	105,000	4,480	4,480	4%
3	—	—	120,000	120,000 (2)	120,000	120,000	4,800	4,800	4%
3.5	—	4,800	115,200	120,000	120,000	115,200	4,800	—	4%
4	—	—	113,000	120,000	120,000 (3)	115,200	4,800	4,800	4%
5	—	—	110,000	120,000	127,200	115,200	5,088	5,088	4%
6	—	—	140,000	140,000	140,000	140,000	7,000	7,000	5% (4)
7	—	—	120,000	140,000	148,400	140,000	7,420	7,420	5%
7.5	—	10,000	110,000	136,792	144,999 (5)	129,542	7,250	—	5%
8	—	—	105,000	136,792	144,999	129,542	7,250	7,250	5%
9	—	—	116,000	136,792	153,207	129,542	7,660	7,660	5%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)	Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)	The $10,000 withdrawal is greater than the $7,420 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".

100    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Example — SecureSource 4 Plus NY Riders
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Base Doubler	CB	BB	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	$100,000	NA	$100,000	$200,000	$100,000	$100,000	$100,000	$ 4,000	$ 4,000	4% (1)
1	—	—	98,000	200,000	100,000	107,000	100,000	4,280	4,280	4%
2	—	—	105,000	200,000	100,000	114,000	105,000	4,560	4,560	4%
3	—	—	122,000	200,000	122,000 (2)	122,000	122,000	4,880	4,880	4%
4	—	—	115,000	200,000	122,000	130,540	122,000	6,527	6,527	5%
5	—	—	108,000	200,000	122,000	139,080	122,000	6,954	6,954	5%
6	—	—	133,000	200,000	122,000	147,620	133,000	7,381	7,381	5%
7	—	—	135,000	200,000	122,000	156,160	135,000	7,808	7,808	5%
8	—	—	142,000	200,000	122,000	164,700	142,000	8,235	8,235	5%
9	—	—	136,000	200,000	122,000	173,240	142,000	8,662	8,662	5%
10	—	—	147,000	200,000	122,000	181,780	147,000	9,089	9,089	5%
11	—	—	157,000	200,000	122,000	190,320	157,000	9,516	9,516	5%
12	—	—	163,000	—	122,000	200,000 (3)	163,000	10,000	10,000	5%
12.5	—	10,000	161,000	—	122,000	200,000	153,000	10,000	—	5%
13	—	—	154,000	—	122,000	200,000 (4)	154,000	10,000	10,000	5%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	The Base Doubler value was greater than the BB (after it was increased by the Annual Credit), the BB is increased to 200,000 and the Base Doubler changes to 0.
(4)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 13th Anniversary.
Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option.

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    101

Appendix E: Additional RMD Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)	Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the ALP.
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series rider.
The ALERMDA is:
(1)	determined by us each calendar year;
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based on the value of this contract alone on the date it is determined;
(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.	IRAs under Section 408(b) of the Code;
2.	Roth IRAs under Section 408A of the Code;
3.	SIMPLE IRAs under Section 408(p) of the Code;
4.	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.	Custodial and investment only plans under section 401(a) of the Code;
6.	TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource series rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource series rider.

102    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Appendix F: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2014. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.
Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.33	$1.16	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.04	$1.81	$1.33	$1.16	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	8	8	8	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	35	—	—	—	—	—	—	—	—

American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29
Accumulation unit value at end of period	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,054	2,081	2,288	2,765	3,380	3,565	4,138	6,071	6,789	7,188

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	670	604	119	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94
Accumulation unit value at end of period	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	714	748	806	952	1,174	1,503	1,256	2,079	1,672	1,877

Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	681	154	71	53	2	—	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	2	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	31	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	115	15	11	8	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	65	—	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    103

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$0.95	$1.22	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.14	$0.95	$1.22	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	343	215	121	113	28	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.13	$1.08	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$1.13	$1.08	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	115	188	210	47	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	227	195	88	7	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,032	1,051	112	151	64	—	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.14	$1.07	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	183	229	245	200	78	—	—	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—
Accumulation unit value at end of period	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	445	392	376	557	751	959	1,003	1,019	1,770	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.38	$1.16	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.00	$1.77	$1.38	$1.16	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85
Accumulation unit value at end of period	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	2,191	1,912	2,325	2,437	3,157	4,108	4,734	5,995	6,656	7,646

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.42	$1.26	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.13	$1.87	$1.42	$1.26	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	6	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	804	172	90	47	4	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,793	1,545	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,568	3,888	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69,461	26,594	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193,714	130,609	51,139	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.52	$1.17	$1.07	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	14	14	13	—	—	—	—	—	—

104    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	24	24	23	9	—	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.46	$1.20	$1.03	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	79	112	109	29	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.37	$1.17	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.06	$1.87	$1.37	$1.17	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	9	9	9	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.07	$1.97	$1.34	$1.15	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	32	27	29	16	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	280	240	130	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.44	$1.21	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.92	$1.44	$1.21	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	55	55	62	38	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	175	182	143	17	—	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	159	65	—	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—
Accumulation unit value at end of period	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	3,674	3,368	3,683	4,126	5,421	7,800	12,130	8,730	7,042	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57
Accumulation unit value at end of period	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	1,854	2,084	2,380	3,168	4,193	6,204	8,401	9,748	10,749	10,285

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443	549	—	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	616	218	—	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17
Accumulation unit value at end of period	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,426	1,539	1,632	2,219	2,972	3,424	3,761	4,875	4,583	3,446

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76
Accumulation unit value at end of period	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	695	703	764	1,038	1,294	1,730	2,095	3,284	3,540	3,470

FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	482	264	—	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    105

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	68	—	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	133	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	116	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	391	505	720	880	1,036	9,604	7,662	4,056	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	3	—	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18
Accumulation unit value at end of period	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	809	811	1,076	1,433	1,697	1,909	2,107	2,729	2,801	2,287

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—
Accumulation unit value at end of period	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	250	300	402	557	566	605	622	495	1,082	—

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.25	$1.14	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.70	$1.25	$1.14	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	17	13	8	1	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07
Accumulation unit value at end of period	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	922	1,037	1,281	1,403	1,548	1,583	1,652	2,077	2,319	1,151

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02
Accumulation unit value at end of period	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,613	5,073	5,873	7,125	9,149	18,400	19,714	18,443	11,811	5,096

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05
Accumulation unit value at end of period	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	477	390	423	470	646	732	760	1,153	883	417

PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—
Accumulation unit value at end of period	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,702	2,309	3,659	3,457	3,057	7,370	8,193	5,022	4,812	—

106    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	69	24	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	187	—	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	9	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,981	6,752	5,624	4,473	976	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.10	$1.06	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	98	139	84	10	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	55	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	153	155	137	104	14	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.50	$1.24	$1.03	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	87	75	81	39	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,461	7,716	11,338	9,044	2,797	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163	71	68	67	39	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.06	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.15	$1.12	$1.06	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	390	218	186	185	21	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	9	—	—	—	—	—	—	—	—
*Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.32	$1.20	$1.24	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.72	$1.32	$1.20	$1.24	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	80	80	77	34	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.22	$1.07	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	31	24	33	13	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.06	$1.10	$1.06	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	80	52	29	15	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    107

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.75	$1.38	$1.20	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	54	44	37	13	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.72	$1.34	$1.19	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	30	29	27	8	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.14	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.76	$1.31	$1.14	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	58	59	60	30	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93,380	93,636	91,080	71,003	23,480	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,428	36,965	35,294	32,460	7,790	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,307	27,235	28,147	23,560	7,958	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.41	$1.38	$1.07	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	92	80	76	23	—	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.71	$1.35	$1.20	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284	162	122	94	6	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.37	$1.22	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.84	$1.37	$1.22	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	20	8	8	2	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.40	$1.27	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.93	$1.40	$1.27	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	30	25	19	4	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.31	$1.16	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.74	$1.31	$1.16	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	20	19	12	1	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	30	10	10	2	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	9	—	—	—	—	—	—	—	—

108    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.55	$1.22	$1.11	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	54	53	54	6	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.04	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.06	$1.04	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	46	37	17	1	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.77	$1.32	$1.14	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	51	44	45	13	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	83	109	97	16	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13
Accumulation unit value at end of period	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	452	600	724	965	677	792	896	1,001	1,175	1,240

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91
Accumulation unit value at end of period	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	350	373	519	683	1,016	1,258	1,243	1,559	1,303	1,423

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	33	—	—	—	—	—	—	—	—
Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.83	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	14	—	—	—	—	—	—	—

American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.67	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	43	49	57	19	21	14	18	30	—

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	6	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.55	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	73	69	30	19	21	34	14	51	9

Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	41	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    109

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	37	—	—	—	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.17	$1.25	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	9	9	12	15	11	19

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.70	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	19	11	2	1	1	6	1	21	10

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

110    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	1	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	225	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	873	398	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,264	832	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.02	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11	$1.00
Accumulation unit value at end of period	$1.74	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	69	60	43	59	59	126	349	300	79

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    111

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity ® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.83	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	46	34	38	73	80	195	322	117	32

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	3	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	30	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.43	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	38	26	20	38	43	50	71	85	2

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.71	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	56	44	57	17	23	30	37	23	16

FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	74	76	574	502	276	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20	$1.00
Accumulation unit value at end of period	$2.09	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	46	42	15	37	45	48	57	28	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14	$1.00
Accumulation unit value at end of period	$1.95	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	1	1	2	2	5	12

112    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.77	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.54	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	19	1	4	30	32	41	48	16	23

Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.40	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	143	172	203	311	347	1,011	997	672	103

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.90	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2

PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	133	161	205	133	87	345	557	401	106

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,631	2,086	2,258	2,243	42	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,009	4,508	6,544	5,782	4,585	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    113

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	30	—	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,404	12,890	10,380	9,526	4,427	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,714	2,264	2,826	3,020	416	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,936	3,209	3,443	2,731	1,348	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.38	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	1	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

114    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.89	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	10	12	17	23	6	2	1	1	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22	$1.00
Accumulation unit value at end of period	$2.12	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	17	6	7	11	11	5	2	4	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    115

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

116    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    117

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

118    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

MFS ® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    119

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	20	22	24	24	—

Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
*Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

120    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	163	77	15	16	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	73	73	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	120	120	120	120	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    121

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable account charges of 1.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.00
Accumulation unit value at end of period	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—

BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00
Accumulation unit value at end of period	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

122    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00
Accumulation unit value at end of period	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.19	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00
Accumulation unit value at end of period	$0.89	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$1.00
Accumulation unit value at end of period	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.06	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	124	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    123

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.00
Accumulation unit value at end of period	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00
Accumulation unit value at end of period	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Deutsche Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.00
Accumulation unit value at end of period	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

124    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.11	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00
Accumulation unit value at end of period	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—

MFS ® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.00
Accumulation unit value at end of period	$1.23	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.00
Accumulation unit value at end of period	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    125

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00
Accumulation unit value at end of period	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00
Accumulation unit value at end of period	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00
Accumulation unit value at end of period	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00
Accumulation unit value at end of period	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.00
Accumulation unit value at end of period	$1.05	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00
Accumulation unit value at end of period	$0.75	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—
*Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

126    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – MFS Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	82	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	76	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.00
Accumulation unit value at end of period	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.00
Accumulation unit value at end of period	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    127

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00
Accumulation unit value at end of period	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.00
Accumulation unit value at end of period	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

128    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Revenues Received During Calendar Year 2014	p. 4
Principal Underwriter	p. 5
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity New York — Prospectus    129

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251
RiverSource Distributors, Inc. (Distributor), Member FINRA.
Issued by RiverSource Life Insurance Co. of New York, Albany, New York. Affiliated with Ameriprise Financial Services, Inc.
© 2008-2015 RiverSource Life Insurance Company. All rights reserved.
S-6595 D (5/15)

PART B.

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS® VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS® VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

May 1, 2015

RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

S-6343 R (5/15)

Calculating Annuity Payouts	p.	3

Rating Agencies	p.	4

Revenues Received During Calendar Year 2014	p.	5

Principal Underwriter	p.	6

Independent Registered Public Accounting Firm	p.	6

Condensed Financial Information (Unaudited)	p.	7

Financial Statements

2	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	3

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

4	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Revenues Received During Calendar Year 2014

The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates* in 2014. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

Affiliated Funds**	$493,178,523
Fidelity® Variable Insurance Products Fund/Fidelity® Variable Insurance Products Fund II/Fidelity® Variable Insurance Products Fund III/Fidelity® Variable Insurance Products Fund IV/Fidelity® Variable Insurance Products Fund V	$9,848,882
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds	$5,983,848
Oppenheimer Variable Account Funds	$5,572,631
Franklin® Templeton® Variable Insurance Products Trust	$3,571,232
AB Variable Products Series Fund, Inc.	$3,024,566
American Century® Variable Portfolios, Inc./American Century® Variable Portfolios II, Inc.	$2,950,359
MFS® Variable Insurance TrustSM	$2,768,010
Goldman Sachs Variable Insurance Trust	$2,147,908
Wells Fargo Variable Trust	$1,923,540
Eaton Vance Variable Trust	$1,812,716
Janus Aspen Series	$1,377,530
PIMCO Variable Insurance Trust	$1,318,136
Putnam Variable Trust	$896,225
Morgan Stanley Universal Institutional Funds, Inc.	$760,889
BlackRock Variable Series Funds, Inc.	$331,372
Credit Suisse Trust	$320,961
Ivy Funds Variable Insurance Portfolios	$197,266
Royce Capital Fund	$187,340
ALPS Variable Investment Trust	$173,822
Deutsche Variable Series II	$158,132
Third Avenue Variable Series Trust	$151,630
Neuberger Berman Advisers Management Trust	$144,485
Calvert Variable Series, Inc.	$115,402
Legg Mason Partners Variable Equity Trust/Legg Mason Partners Variable Income Trust	$113,814
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund/Dreyfus Socially Responsible Growth Fund, Inc.	$86,053
Lazard Retirement Series, Inc.	$57,804
Van Eck VIP Trust	$14,195
Lincoln Variable Insurance Products Trust	$2,317
JPMorgan Insurance Trust	$1,090
*	RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. are affiliates of RiverSource Life Insurance Company.
**	Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	5

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life of NY and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2014 was $27,460,480, in 2013 was $27,440,933 and in 2012 was $24,714,946. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2014 and December 31, 2013 and for each of the three years in the period ended December 31, 2014 and the financial statements of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2014 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2013 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

6	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	4	—	—	46	4
AB VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.27	$1.09	$1.03	$0.92	$0.77	$1.30	$1.25	$1.08	$1.03
Accumulation unit value at end of period	$1.85	$1.70	$1.27	$1.09	$1.03	$0.92	$0.77	$1.30	$1.25	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	5
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.01	$0.89	$1.11	$1.07	$0.80	$1.73	$1.64	$1.22	$1.06
Accumulation unit value at end of period	$1.15	$1.23	$1.01	$0.89	$1.11	$1.07	$0.80	$1.73	$1.64	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	17	33	30	25	24	75	172	142	103	58
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—	—	—
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.49	$1.24	$1.42	$1.26	$0.95	$1.73	$1.48	$1.19	$1.06
Accumulation unit value at end of period	$1.70	$1.82	$1.49	$1.24	$1.42	$1.26	$0.95	$1.73	$1.48	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	3	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	4	63	74	86	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	193	14
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.34	$1.17	$1.17	$1.04	$0.87	$1.20	$1.27	$1.08	$1.04
Accumulation unit value at end of period	$1.96	$1.75	$1.34	$1.17	$1.17	$1.04	$0.87	$1.20	$1.27	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	15	13	21	30	19	16	40	32	10	5
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	16	7	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.28	$1.17	$1.12	$1.01	$0.81	$1.18	$1.16	$1.07	$1.02
Accumulation unit value at end of period	$1.64	$1.50	$1.28	$1.17	$1.12	$1.01	$0.81	$1.18	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	8	8	6	5	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.93	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	4	4	1	1	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.36	$1.19	$1.17	$1.05	$0.85	$1.22	$1.20	$1.06	$1.02
Accumulation unit value at end of period	$1.80	$1.64	$1.36	$1.19	$1.17	$1.05	$0.85	$1.22	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	—	—	—	5	5	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.10	$1.11	$1.11	$1.12	$1.13	$1.11	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.09	$1.10	$1.10	$1.11	$1.11	$1.12	$1.13	$1.11	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	45	22	13	2	14	2	38	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.22	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.44	$1.34	$1.27	$1.18	$1.03	$1.11	$1.06	$1.02	$1.01
Accumulation unit value at end of period	$1.46	$1.40	$1.44	$1.34	$1.27	$1.18	$1.03	$1.11	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	7	3	930	1,000	595	410	31
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.78	$1.42	$1.25	$1.32	$1.14	$0.90	$1.52	$1.41	$1.18	$1.05
Accumulation unit value at end of period	$1.95	$1.78	$1.42	$1.25	$1.32	$1.14	$0.90	$1.52	$1.41	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	8	11	11	12	16	403	417	406	416	50
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.91	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.30	$2.36	$1.97	$2.50	$2.10	$1.21	$2.64	$1.92	$1.44	$1.08
Accumulation unit value at end of period	$2.24	$2.30	$2.36	$1.97	$2.50	$2.10	$1.21	$2.64	$1.92	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	9	22	17	20	43	68	105	77	64	24
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.30	$1.42	$1.34	$1.29	$1.21	$1.10	$1.11	$1.03	$0.97	$1.03
Accumulation unit value at end of period	$1.31	$1.30	$1.42	$1.34	$1.29	$1.21	$1.10	$1.11	$1.03	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	7	6	111	108	115	89	8
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.92	$1.82	$1.58	$1.51	$1.33	$0.87	$1.17	$1.15	$1.05	$1.01
Accumulation unit value at end of period	$1.98	$1.92	$1.82	$1.58	$1.51	$1.33	$0.87	$1.17	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	2	2	26	22	9
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.84	$1.76	$1.54	$1.46	$1.30	$0.92	$1.13	$1.11	$1.03	$1.01
Accumulation unit value at end of period	$1.90	$1.84	$1.76	$1.54	$1.46	$1.30	$0.92	$1.13	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	5	17	10	15	165	74	116	88	6
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.44	$1.23	$1.41	$1.25	$0.98	$1.66	$1.48	$1.20	$1.06
Accumulation unit value at end of period	$1.59	$1.75	$1.44	$1.23	$1.41	$1.25	$0.98	$1.66	$1.48	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	13	9	8	11	6	7	11	9	3	1
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.28	$1.07	$1.11	$0.95	$0.70	$1.27	$1.24	$1.12	$1.04
Accumulation unit value at end of period	$1.88	$1.66	$1.28	$1.07	$1.11	$0.95	$0.70	$1.27	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	1	1	2	15	12	19
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.25	$1.11	$1.06	$0.91	$0.73	$1.28	$1.25	$1.09	$1.03
Accumulation unit value at end of period	$1.91	$1.67	$1.25	$1.11	$1.06	$0.91	$0.73	$1.28	$1.25	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2	43	38	31	29	27	21	15	14	71
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,227	—	—	—	—	—	—	—	—	—

8	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	771	178	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234	229	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00	—
Accumulation unit value at end of period	$1.74	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	15	19	19	19	15	321	275	240	123	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00	—
Accumulation unit value at end of period	$1.11	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	194	199	229	344	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.34	$1.21	$1.43	$1.14	$0.70	$1.28	$1.13	$1.14	$1.04
Accumulation unit value at end of period	$1.86	$1.75	$1.34	$1.21	$1.43	$1.14	$0.70	$1.28	$1.13	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (11/1/2005)
Accumulation unit value at beginning of period	$1.83	$1.34	$1.14	$1.25	$1.02	$0.73	$1.34	$1.22	$1.06	$1.00
Accumulation unit value at end of period	$2.05	$1.83	$1.34	$1.14	$1.25	$1.02	$0.73	$1.34	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1	4	4	4	6	196	200	200	353	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.32	$1.15	$1.14	$1.00	$0.80	$1.27	$1.22	$1.06	$1.02
Accumulation unit value at end of period	$1.95	$1.73	$1.32	$1.15	$1.14	$1.00	$0.80	$1.27	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	2	2	—	5	15	87	1	—	3
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.31	$1.11	$1.14	$0.95	$0.76	$1.26	$1.27	$1.07	$1.03
Accumulation unit value at end of period	$1.99	$1.80	$1.31	$1.11	$1.14	$0.95	$0.76	$1.26	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.93	$1.31	$1.12	$1.23	$0.97	$0.70	$1.15	$1.20	$1.08	$1.04
Accumulation unit value at end of period	$2.04	$1.93	$1.31	$1.12	$1.23	$0.97	$0.70	$1.15	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.15	$1.14	$1.12	$1.06	$1.10	$1.05	$1.02	$1.01
Accumulation unit value at end of period	$1.20	$1.14	$1.17	$1.15	$1.14	$1.12	$1.06	$1.10	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6	20	7	1	1	2	28	2	3	4
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00	—
Accumulation unit value at end of period	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	11	8	8	22	40	45	10	20	90	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	8	5	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00	—
Accumulation unit value at end of period	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	6	7	5	140	73	39	86	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00	—
Accumulation unit value at end of period	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	8	45	26	46	83	109	249	294	366	—
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.33	$1.13	$1.12	$0.98	$0.78	$1.34	$1.21	$1.08	$1.01
Accumulation unit value at end of period	$1.93	$1.76	$1.33	$1.13	$1.12	$0.98	$0.78	$1.34	$1.21	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	5	4	1

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.31	$1.71	$1.50	$1.70	$1.33	$0.95	$1.59	$1.38	$1.24	$1.06
Accumulation unit value at end of period	$2.44	$2.31	$1.71	$1.50	$1.70	$1.33	$0.95	$1.59	$1.38	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	21	27	26	43	30	106	127	120	102	37
Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.09	$1.33	$1.19	$0.94	$1.69	$1.46	$1.24	$1.05
Accumulation unit value at end of period	$1.55	$1.69	$1.31	$1.09	$1.33	$1.19	$0.94	$1.69	$1.46	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	5	4	4	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.09	$0.86	$0.91	$0.76	$0.64	$1.12	$1.42	$1.19	$1.05
Accumulation unit value at end of period	$1.26	$1.10	$1.09	$0.86	$0.91	$0.76	$0.64	$1.12	$1.42	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	16	18	14	23	23	18	19	13	19	7
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	61	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.72	$1.35	$1.18	$1.20	$1.09	$0.87	$1.39	$1.35	$1.15	$1.04
Accumulation unit value at end of period	$1.83	$1.72	$1.35	$1.18	$1.20	$1.09	$0.87	$1.39	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	19	15	10	6	19	15	17	31	28	16
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.11	$1.56	$1.33	$1.39	$1.09	$0.85	$1.27	$1.31	$1.12	$1.04
Accumulation unit value at end of period	$2.12	$2.11	$1.56	$1.33	$1.39	$1.09	$0.85	$1.27	$1.31	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	9	6	9	10	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.08	$1.57	$1.34	$1.43	$1.15	$0.87	$1.39	$1.36	$1.17	$1.05
Accumulation unit value at end of period	$2.35	$2.08	$1.57	$1.34	$1.43	$1.15	$0.87	$1.39	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	13	13	12	12	8	23	30	30	49
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.20	$1.05	$1.02	$0.90	$0.75	$1.20	$1.22	$1.09	$1.03
Accumulation unit value at end of period	$1.89	$1.64	$1.20	$1.05	$1.02	$0.90	$0.75	$1.20	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6	31	29	24	22	19	10	7	5	45
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.35	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.35	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	42	40	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	11	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.29	$1.09	$1.12	$0.98	$0.76	$1.20	$1.23	$1.07	$1.03
Accumulation unit value at end of period	$1.89	$1.75	$1.29	$1.09	$1.12	$0.98	$0.76	$1.20	$1.23	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	38	35	29	25	111	152	174	238	98
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.42	$1.09	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.42	$1.09	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	3	3	11	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00	—
Accumulation unit value at end of period	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	83	69	42	43	33	21	33	23	83	—

10	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	113	96	78	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.35	$1.22	$1.29	$1.07	$0.68	$1.24	$1.15	$1.05	$1.03
Accumulation unit value at end of period	$1.85	$1.68	$1.35	$1.22	$1.29	$1.07	$0.68	$1.24	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	65	49	49	61	27	51	48	13	12	11
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	—	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.19	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	10	22	306	277	311	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.83	$1.42	$1.22	$1.22	$1.10	$0.79	$1.26	$1.14	$1.07	$1.03
Accumulation unit value at end of period	$2.02	$1.83	$1.42	$1.22	$1.22	$1.10	$0.79	$1.26	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	5	4	1
MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.46	$1.75	$1.46	$1.64	$1.21	$0.75	$1.24	$1.22	$1.09	$1.04
Accumulation unit value at end of period	$2.27	$2.46	$1.75	$1.46	$1.64	$1.21	$0.75	$1.24	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	10	2	2	2	7	6	2
MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.67	$2.24	$1.99	$1.87	$1.66	$1.26	$2.03	$1.60	$1.23	$1.06
Accumulation unit value at end of period	$2.99	$2.67	$2.24	$1.99	$1.87	$1.66	$1.26	$2.03	$1.60	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	16	17	17	36	26	26	25	21	11	8
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00	—
Accumulation unit value at end of period	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	13	16	65	71	54	78	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00	—
Accumulation unit value at end of period	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	2	2	79	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00	—
Accumulation unit value at end of period	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	67	73	107	107	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$1.55	$1.29	$1.42	$1.23	$0.89	$1.50	$1.42	$1.22	$1.07
Accumulation unit value at end of period	$1.99	$1.96	$1.55	$1.29	$1.42	$1.23	$0.89	$1.50	$1.42	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	8	9	10	14	8	4	21	9	1

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.54	$1.56	$1.39	$1.38	$1.21	$1.03	$1.21	$1.11	$1.04	$1.02
Accumulation unit value at end of period	$1.57	$1.54	$1.56	$1.39	$1.38	$1.21	$1.03	$1.21	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	17	12	44	13	9	207	182	194	133	40
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.08	$1.49	$1.27	$1.31	$1.07	$0.79	$1.28	$1.30	$1.14	$1.05
Accumulation unit value at end of period	$2.31	$2.08	$1.49	$1.27	$1.31	$1.07	$0.79	$1.28	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	2	3	3	3	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00	—
Accumulation unit value at end of period	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	29	64	130	89	64	152	207	224	220	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.09	$1.49	$1.22	$1.24	$1.22	$0.97	$1.18	$1.19	$1.17	$1.04
Accumulation unit value at end of period	$2.66	$2.09	$1.49	$1.22	$1.24	$1.22	$0.97	$1.18	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	5	2	2	1	7	8	5	17	6
Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.56	$1.22	$1.01	$1.22	$1.11	$0.90	$1.61	$1.50	$1.18	$1.06
Accumulation unit value at end of period	$1.44	$1.56	$1.22	$1.01	$1.22	$1.11	$0.90	$1.61	$1.50	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.68	$1.24	$1.07	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.68	$1.24	$1.07	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.23	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.47	$1.23	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	152	85	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.23	$1.09	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.47	$1.23	$1.09	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443	663	690	680	1,977	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.41	$1.35	$1.23	$1.19	$1.12	$1.12	$1.05	$1.04	$1.02
Accumulation unit value at end of period	$1.44	$1.33	$1.41	$1.35	$1.23	$1.19	$1.12	$1.12	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	13	6	214	88	86	71	17
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1,069	1,075	1,239	1,088	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

12	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	470	289	389	242	244	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.41	$1.22	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	22	15	15	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.09	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.41	$1.22	$1.09	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	267	202	386	465	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.18	$1.09	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.25	$1.18	$1.09	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,144	1,144	1,144	1,144	1,144	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.18	$1.09	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.18	$1.09	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	282	203	205	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.06	$1.54	$1.36	$1.43	$1.16	$0.85	$1.25	$1.32	$1.11	$1.05
Accumulation unit value at end of period	$2.09	$2.06	$1.54	$1.36	$1.43	$1.16	$0.85	$1.25	$1.32	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3	14	13	11	13	151	162	188	106	41
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.34	$1.05	$0.95	$0.99	$0.90	$0.69	$1.12	$1.09	$1.00	—
Accumulation unit value at end of period	$1.49	$1.34	$1.05	$0.95	$0.99	$0.90	$0.69	$1.12	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	9	17	308	223	205	218	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.92	$1.42	$1.22	$1.31	$1.08	$0.80	$1.27	$1.20	$1.04	$1.04
Accumulation unit value at end of period	$2.14	$1.92	$1.42	$1.22	$1.31	$1.08	$0.80	$1.27	$1.20	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.59	$2.13	$1.76	$2.07	$1.67	$1.12	$2.07	$1.79	$1.31	$1.09
Accumulation unit value at end of period	$2.46	$2.59	$2.13	$1.76	$2.07	$1.67	$1.12	$2.07	$1.79	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	9	25	18	21	29	71	65	62	74	27
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$2.05	$1.54	$1.29	$1.35	$1.10	$0.78	$1.29	$1.24	$1.15	$1.04
Accumulation unit value at end of period	$2.14	$2.05	$1.54	$1.29	$1.35	$1.10	$0.78	$1.29	$1.24	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	29	33	30	41	31	90	74	100	62	45
Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.28	$1.13	$1.31	$1.13	$0.98	$1.69	$1.48	$1.21	$1.06
Accumulation unit value at end of period	$1.43	$1.52	$1.28	$1.13	$1.31	$1.13	$0.98	$1.69	$1.48	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	7	4	3	2	2	103	1	5	14	1

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	13

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.99	$1.53	$1.33	$1.42	$1.15	$0.78	$1.32	$1.24	$1.11	$1.04
Accumulation unit value at end of period	$2.18	$1.99	$1.53	$1.33	$1.42	$1.15	$0.78	$1.32	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/1/2005)
Accumulation unit value at beginning of period	$2.46	$1.65	$1.54	$1.62	$1.28	$0.85	$1.45	$1.28	$1.05	$1.00
Accumulation unit value at end of period	$2.40	$2.46	$1.65	$1.54	$1.62	$1.28	$0.85	$1.45	$1.28	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	4	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	6	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	170	174	252	275	308	372	309	363	746	160
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08
Accumulation unit value at end of period	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,707	1,985	2,472	3,097	3,865	5,230	6,632	8,669	10,042	10,828
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63
Accumulation unit value at end of period	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	2,442	2,820	3,618	4,504	5,738	8,136	11,767	11,635	11,404	9,163
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	207	80	—	—	—	—	—	—	—	—
American Century VP International, Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.26	$1.04	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03	$0.83	$0.74
Accumulation unit value at end of period	$1.18	$1.26	$1.04	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	174	196	223	255	328	349	483	718	801	1,011
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03
Accumulation unit value at end of period	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	634	731	822	954	1,230	1,185	1,439	1,767	1,718	1,659
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	735	893	1,061	1,287	2,587	3,176	3,100	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00
Accumulation unit value at end of period	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	383	514	601	628	824	884	782	920	4,333	941
American Century VP Value, Class I (9/29/2000)
Accumulation unit value at beginning of period	$2.67	$2.04	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95	$1.66	$1.59
Accumulation unit value at end of period	$2.99	$2.67	$2.04	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	240	262	298	318	434	579	726	1,098	1,260	1,395
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30
Accumulation unit value at end of period	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	2,330	2,727	3,322	3,902	5,111	6,018	7,174	9,957	10,957	10,497
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	737	571	70	—	—	—	—	—	—	—

14	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Calvert VP SRI Balanced Portfolio (9/29/2000)
Accumulation unit value at beginning of period	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95
Accumulation unit value at end of period	$1.50	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	604	709	798	868	1,043	1,088	1,279	1,519	1,455	1,195
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.90	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	158	134	80	87	94	64	46	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95
Accumulation unit value at end of period	$1.63	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1,397	1,396	1,400	1,727	2,222	2,605	1,564	2,567	2,359	2,268
Columbia Variable Portfolio – Cash Management Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04
Accumulation unit value at end of period	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,047	3,475	4,641	6,770	8,242	11,219	20,529	16,724	14,587	10,666
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	45	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23
Accumulation unit value at end of period	$1.75	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	6,160	7,316	9,998	11,850	14,745	36,166	36,244	35,353	31,453	19,926
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33
Accumulation unit value at end of period	$2.43	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	5,121	5,857	7,121	9,056	12,073	25,983	25,626	25,064	25,790	17,139
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.91	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	79	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39
Accumulation unit value at end of period	$2.82	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	1,004	1,141	1,252	1,534	1,778	3,010	4,784	3,347	3,067	2,792
Columbia Variable Portfolio – Global Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47
Accumulation unit value at end of period	$1.83	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,805	2,244	2,870	3,385	4,348	10,317	10,760	10,966	9,253	6,917
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24
Accumulation unit value at end of period	$2.37	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2,026	2,615	3,269	3,985	5,649	7,246	8,622	12,510	14,822	16,084
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,126	1,342	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01
Accumulation unit value at end of period	$1.86	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,412	1,727	2,266	2,367	2,602	12,726	7,714	6,770	6,653	1,815
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77
Accumulation unit value at end of period	$1.14	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	685	777	918	1,288	1,549	1,835	2,245	2,990	3,257	3,145

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	15

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50
Accumulation unit value at end of period	$0.90	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	2,509	2,648	3,104	3,823	5,077	5,927	7,359	10,651	12,217	13,724
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74
Accumulation unit value at end of period	$1.35	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	4,703	5,645	7,015	8,293	10,181	12,183	14,518	17,373	19,411	11,370
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	805	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	259	261	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,095	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,658	4,144	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,841	4,474	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—
Accumulation unit value at end of period	$1.71	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,657	1,845	2,373	3,253	4,382	20,511	16,940	11,279	7,246	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—
Accumulation unit value at end of period	$1.10	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	523	621	696	847	1,089	1,464	1,986	1,950	3,548	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12
Accumulation unit value at end of period	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	336	431	522	640	835	1,066	1,091	1,416	1,560	1,403
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	648	660	754	970	1,211	2,304	3,561	2,944	5,108	351
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	2	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85
Accumulation unit value at end of period	$1.59	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	2,012	2,254	2,524	2,864	3,730	4,854	5,907	7,782	8,282	8,983
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03
Accumulation unit value at end of period	$1.95	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	151	206	233	256	168	91	95	137	187	70
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25
Accumulation unit value at end of period	$2.39	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	461	547	551	665	926	1,132	1,628	1,938	2,442	3,007
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15
Accumulation unit value at end of period	$1.34	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,920	2,551	3,805	4,940	6,564	6,838	7,386	8,083	9,055	10,771

16	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—
Accumulation unit value at end of period	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	676	738	985	1,206	1,289	1,510	1,174	752	2,782	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	136	62	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—
Accumulation unit value at end of period	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	2,025	2,287	2,359	2,928	2,988	8,896	7,053	6,237	6,662	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—
Accumulation unit value at end of period	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	4,286	5,146	6,132	7,349	9,628	13,436	20,314	16,371	14,295	—
Fidelity® VIP Growth & Income Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.59	$1.20	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10	$0.98	$0.92
Accumulation unit value at end of period	$1.74	$1.59	$1.20	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	357	418	598	619	857	1,099	1,479	2,257	2,651	3,096
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06
Accumulation unit value at end of period	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,142	2,425	2,949	3,672	5,019	6,741	8,267	10,186	12,329	13,335
Fidelity® VIP Mid Cap Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$3.18	$2.36	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91	$1.71	$1.46
Accumulation unit value at end of period	$3.36	$3.18	$2.36	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	359	444	614	722	990	1,300	1,840	2,617	2,925	3,232
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58
Accumulation unit value at end of period	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	3,212	3,808	4,722	5,651	7,443	11,345	14,767	16,235	17,466	16,249
Fidelity® VIP Overseas Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.45	$1.12	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25	$1.07	$0.91
Accumulation unit value at end of period	$1.33	$1.45	$1.12	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	90	170	163	172	236	276	423	796	1,016	1,064
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19
Accumulation unit value at end of period	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	953	1,072	1,227	1,667	2,645	3,386	4,277	5,424	5,781	5,952
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	399	1,057	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98
Accumulation unit value at end of period	$2.34	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	1,250	1,424	1,639	1,774	2,253	2,898	3,752	5,585	8,096	9,097
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	940	635	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17
Accumulation unit value at end of period	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,717	2,014	2,575	3,385	4,613	5,877	7,136	9,225	9,112	7,513
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78
Accumulation unit value at end of period	$3.55	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	887	1,059	1,383	1,722	2,401	3,032	3,524	4,553	5,190	5,121
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	54	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	17

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86
Accumulation unit value at end of period	$4.10	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	1,486	1,741	2,073	2,712	3,666	4,665	6,095	8,658	10,266	10,617
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.21	$1.64	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65	$1.48	$1.41
Accumulation unit value at end of period	$2.35	$2.21	$1.64	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	25	26	27	31	38	61	93	162	240	294
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90
Accumulation unit value at end of period	$1.63	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,885	2,395	3,031	3,619	4,755	5,810	6,981	8,779	10,535	11,511
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.35	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.35	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	53	62	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.34	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,168	1,637	2,214	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	66	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03
Accumulation unit value at end of period	$1.86	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,308	2,937	3,681	4,369	5,259	9,931	12,695	11,798	13,974	10,069
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.41	$1.08	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.41	$1.08	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	294	345	550	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—
Accumulation unit value at end of period	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	379	409	409	471	504	601	590	419	1,896	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00
Accumulation unit value at end of period	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	799	837	947	1,103	1,381	6,218	5,525	2,450	32	—
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166	195	253	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312	377	449	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72
Accumulation unit value at end of period	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	671	728	858	986	1,234	1,165	1,165	1,261	1,350	1,704
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	88	—	—	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.05	$0.80	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59	$0.52	$0.47
Accumulation unit value at end of period	$1.17	$1.05	$0.80	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59	$0.52
Number of accumulation units outstanding at end of period (000 omitted)	332	339	381	382	564	636	712	774	848	1,075

18	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	21	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37
Accumulation unit value at end of period	$0.89	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	666	725	892	1,129	1,435	1,480	1,274	1,368	1,138	1,248
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	892	1,053	1,316	1,767	2,041	17,067	13,325	8,417	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77
Accumulation unit value at end of period	$1.45	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	826	1,061	1,477	1,933	2,727	3,464	4,541	5,011	4,995	5,056
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	13	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.07	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61
Accumulation unit value at end of period	$1.18	$1.07	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	1,441	1,770	2,050	2,457	3,018	4,024	5,305	6,287	7,893	8,647
MFS® New Discovery Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80
Accumulation unit value at end of period	$1.71	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	752	952	1,177	1,567	2,028	2,644	3,033	3,572	4,031	4,783
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18
Accumulation unit value at end of period	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	935	1,059	1,217	1,422	1,828	2,262	2,719	3,277	3,617	2,792
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—
Accumulation unit value at end of period	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	652	752	749	931	966	3,120	4,528	2,291	2,781	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—
Accumulation unit value at end of period	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	259	317	522	673	774	1,089	1,210	1,294	2,389	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	384	416	533	636	714	4,378	4,519	3,528	3,236	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07
Accumulation unit value at end of period	$1.95	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	624	840	977	1,190	1,599	1,943	2,308	3,032	3,158	1,793
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02
Accumulation unit value at end of period	$1.54	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5,056	7,039	8,608	9,900	13,311	28,569	31,552	30,934	20,585	9,132
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05
Accumulation unit value at end of period	$2.27	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	283	329	397	454	619	844	1,049	1,233	1,204	468

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	19

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—
Accumulation unit value at end of period	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	2,070	2,821	3,706	3,840	3,896	11,742	12,942	9,560	9,475	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	3	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	47	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97
Accumulation unit value at end of period	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	410	420	440	505	581	765	1,013	1,144	1,397	1,837
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15
Accumulation unit value at end of period	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	451	482	601	813	1,000	1,406	1,843	2,419	2,803	3,193
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.07	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.67	$1.23	$1.07	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	292	322	413	551	785	—	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/29/2000)
Accumulation unit value at beginning of period	$3.22	$2.68	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45	$2.04	$1.84
Accumulation unit value at end of period	$3.08	$3.22	$2.68	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	69	85	140	154	221	275	317	577	703	808
Third Avenue Value Portfolio (9/29/2000)
Accumulation unit value at beginning of period	$2.45	$2.08	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44	$2.12	$1.86
Accumulation unit value at end of period	$2.54	$2.45	$2.08	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	164	199	230	272	354	448	677	1,123	1,416	1,537
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,512	3,263	2,605	2,418	782	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,344	7,159	9,393	10,873	12,544	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	19	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02
Accumulation unit value at end of period	$1.41	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,441	3,041	4,302	5,081	5,961	17,784	9,290	9,325	10,578	6,543
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,281	2,698	4,118	3,714	1,170	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,937	7,897	12,671	13,381	11,054	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	3	—	—	—	—	—	—	—	—
*Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

20	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,449	14,217	12,841	10,721	5,136	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63,193	68,668	75,197	82,805	97,423	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.40	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,291	10,483	9,367	8,285	3,243	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.40	$1.22	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,853	38,781	45,332	49,673	54,821	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,673	5,745	5,719	4,225	1,619	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.25	$1.17	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,860	18,794	23,712	26,508	28,686	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52
Accumulation unit value at end of period	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	1,201	1,446	1,821	2,293	2,885	8,642	9,275	8,677	7,149	7,106
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	11	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—
Accumulation unit value at end of period	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	774	901	1,152	1,545	1,786	17,213	10,554	7,024	7,764	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04
Accumulation unit value at end of period	$2.10	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	97	138	93	114	125	133	261	377	381	339
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	—	—	—	—	—	—	—	—	—
Wanger International (9/29/2000)
Accumulation unit value at beginning of period	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03
Accumulation unit value at end of period	$2.29	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,439	2,845	3,431	4,351	5,556	9,670	10,494	11,177	12,711	11,740
Wanger USA (9/29/2000)
Accumulation unit value at beginning of period	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56
Accumulation unit value at end of period	$3.15	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	2,561	3,107	3,874	4,825	6,432	9,667	11,268	13,451	14,502	14,569
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10
Accumulation unit value at end of period	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	749	858	1,123	1,265	1,540	1,871	2,101	2,512	2,477	2,532

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	21

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06
Accumulation unit value at end of period	$1.40	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	628	706	859	1,099	1,530	6,732	836	1,104	1,366	1,120
Wells Fargo Advantage VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14
Accumulation unit value at end of period	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	542	597	775	1,053	683	826	977	1,125	1,281	1,387
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92
Accumulation unit value at end of period	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	493	634	870	1,068	1,632	1,942	1,865	2,522	1,762	1,473
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—	—	—	—	—	—	—

Variable account charges of 0.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.16	$1.04	$1.37	$1.16	$0.77	$1.47	$1.24	$1.00
Accumulation unit value at end of period	$1.48	$1.42	$1.16	$1.04	$1.37	$1.16	$0.77	$1.47	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	384	410	419	457	541	575	523	543	369
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.56	$1.17	$1.01	$0.96	$0.85	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.69	$1.56	$1.17	$1.01	$0.96	$0.85	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	346	331	290	297	342	403	480	539	98
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.90	$0.74	$0.66	$0.82	$0.79	$0.60	$1.29	$1.23	$1.00
Accumulation unit value at end of period	$0.84	$0.90	$0.74	$0.66	$0.82	$0.79	$0.60	$1.29	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,305	1,374	1,565	1,876	2,367	8,672	19,629	9,236	2,322
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.26	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.93	$1.71	$1.26	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	212	221	207	94	94	87	79	78	15
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	41	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.87	$1.45	$1.26	$1.28	$1.09	$0.84	$1.13	$1.17	$1.00
Accumulation unit value at end of period	$2.16	$1.87	$1.45	$1.26	$1.28	$1.09	$0.84	$1.13	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	929	1,126	1,124	1,186	1,278	5,095	5,525	5,416	222
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.31	$1.16	$1.16	$1.01	$0.76	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.94	$1.78	$1.31	$1.16	$1.16	$1.01	$0.76	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	333	379	422	460	505	514	565	376	2,202
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.20	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.75	$1.57	$1.20	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,021	2,219	2,346	1,964	1,982	1,932	1,749	2,079	509
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	363	431	57	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.88	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	419	407	251	243	270	253	260	255	—

22	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.24	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.49	$1.24	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	488	513	486	549	572	656	204	215	26
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	42	57	69	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.05	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,048	1,244	1,527	2,527	2,560	4,369	6,188	3,844	2,374
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	11	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	34	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	142	204	118	47	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.38	$1.30	$1.22	$1.14	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.34	$1.38	$1.30	$1.22	$1.14	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,293	3,020	5,137	5,199	5,798	65,945	53,345	39,535	9,494
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	75	47	20	1	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.12	$0.99	$1.05	$0.91	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.54	$1.41	$1.12	$0.99	$1.05	$0.91	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,251	2,535	2,800	3,667	4,185	49,381	36,484	17,683	5,496
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	26	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.11	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	21	15	15	1	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.52	$1.56	$1.31	$1.67	$1.40	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.47	$1.52	$1.56	$1.31	$1.67	$1.40	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,007	1,084	1,152	1,312	1,289	6,199	11,398	4,624	1,065
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.14	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.04	$1.14	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	121	136	81	50	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.40	$1.32	$1.27	$1.20	$1.09	$1.10	$1.04	$1.00
Accumulation unit value at end of period	$1.28	$1.28	$1.40	$1.32	$1.27	$1.20	$1.09	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	774	973	1,503	1,639	1,897	21,067	17,305	13,183	2,629
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.36	$1.30	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	139	123	47	13	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	23

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.66	$1.44	$1.38	$1.22	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.79	$1.74	$1.66	$1.44	$1.38	$1.22	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	653	781	873	765	889	805	733	896	199
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.34	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	717	877	67	67	42	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.65	$1.45	$1.37	$1.22	$0.87	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.76	$1.71	$1.65	$1.45	$1.37	$1.22	$0.87	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	694	828	1,286	1,546	1,582	28,173	13,694	9,778	3,255
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.21	$1.04	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.46	$1.21	$1.04	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	18	21	12	3	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.11	$0.95	$1.10	$0.97	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.22	$1.35	$1.11	$0.95	$1.10	$0.97	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	167	148	142	296	158	143	125	122	85
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.38	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.78	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	8	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.52	$1.18	$0.99	$1.03	$0.89	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.72	$1.52	$1.18	$0.99	$1.03	$0.89	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	352	308	337	190	242	240	447	651	39
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.42	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.14	$1.88	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	3	1	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.52	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.73	$1.52	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	156	153	121	130	134	142	166	252	4
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.08	$1.08	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,111	116	12	12	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	609	290	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,852	739	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72,940	29,502	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54,126	24,449	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.27	$1.14	$1.18	$0.98	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.86	$1.71	$1.27	$1.14	$1.18	$0.98	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,365	1,612	1,941	2,771	3,058	40,570	25,462	13,265	3,408
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.23	$1.31	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	492	497	493	548	612	805	895	542	1,471

24	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.18	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.53	$1.18	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	1	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.31	$1.19	$1.41	$1.13	$0.70	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.81	$1.70	$1.31	$1.19	$1.41	$1.13	$0.70	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	50	42	75	83	91	108	44	33	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.34	$1.15	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.04	$1.83	$1.34	$1.15	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	44	47	40	36	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.21	$1.03	$1.14	$0.93	$0.67	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.84	$1.65	$1.21	$1.03	$1.14	$0.93	$0.67	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	433	479	462	556	657	3,436	5,567	3,208	2,769
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	55	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.22	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.79	$1.60	$1.22	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	323	332	260	553	512	239	225	177	17
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$1.88	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	51	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.17	$1.00	$1.03	$0.86	$0.69	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.77	$1.60	$1.17	$1.00	$1.03	$0.86	$0.69	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	184	167	207	200	201	46	25	46	22
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.35	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.08	$1.98	$1.35	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.22	$1.04	$1.15	$0.92	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.89	$1.79	$1.22	$1.04	$1.15	$0.92	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	153	158	37	57	57	39	40	24	13
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	57	116	52	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	104	104	47	13	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.11	$1.10	$1.08	$1.03	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.09	$1.12	$1.11	$1.10	$1.08	$1.03	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	581	847	1,314	1,875	1,695	1,227	1,284	354	74
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.78	$0.87	$0.90	$1.04	$0.90	$0.76	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.64	$0.78	$0.87	$0.90	$1.04	$0.90	$0.76	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	582	645	646	751	720	677	524	327	1,503
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	42	20	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.07	$0.88	$1.04	$0.95	$0.77	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.24	$1.07	$0.88	$1.04	$0.95	$0.77	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	167	194	94	112	107	133	96	39	13

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	25

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Eaton Vance VT Floating-Rate Income Fund (7/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.17	$1.15	$1.07	$0.75	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.29	$1.25	$1.17	$1.15	$1.07	$0.75	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,228	1,567	1,404	1,593	1,698	17,103	10,945	7,332	2,824
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.28	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.84	$1.66	$1.28	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,620	4,019	4,288	4,252	4,934	12,509	24,724	15,405	5,888
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.36	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.93	$1.83	$1.36	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,182	2,422	2,667	2,856	3,483	12,950	16,441	8,335	2,560
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.21	$1.33	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	946	980	781	959	986	970	842	615	207
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	660	2,093	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.73	$0.78	$0.65	$0.55	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$1.06	$0.93	$0.92	$0.73	$0.78	$0.65	$0.55	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,142	1,218	1,097	862	887	673	680	650	515
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,421	580	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.12	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.51	$1.42	$1.12	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,153	1,263	1,385	1,583	2,008	2,267	2,178	2,149	465
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.34	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14	$1.00
Accumulation unit value at end of period	$1.80	$1.81	$1.34	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,204	1,314	1,364	1,289	1,389	1,361	1,250	1,230	500
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169	47	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.70	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	383	405	378	330	330	334	327	442	173
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	126	132	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	78	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.16	$0.99	$1.02	$0.89	$0.70	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.69	$1.57	$1.16	$0.99	$1.02	$0.89	$0.70	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	439	690	624	906	983	12,830	16,049	9,159	4,172
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.39	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	427	453	456	525	—	—	—	—	—

26	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Global Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.90	$1.37	$1.14	$1.11	$1.07	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$2.25	$1.90	$1.37	$1.14	$1.11	$1.07	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	418	424	484	527	590	568	523	591	1,004
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.28	$1.12	$1.22	$1.09	$0.82	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.50	$1.51	$1.28	$1.12	$1.22	$1.09	$0.82	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	666	698	611	858	976	15,690	12,686	4,981	100
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	364	428	466	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	62	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	12	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.53	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,054	1,274	1,649	2,266	2,566	42,014	28,397	15,952	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.37	$1.19	$1.19	$1.07	$0.78	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.95	$1.77	$1.37	$1.19	$1.19	$1.07	$0.78	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	460	381	343	324	315	206	99	65	1
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.97	$1.65	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21	$1.00
Accumulation unit value at end of period	$2.20	$1.97	$1.65	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	611	704	827	920	1,037	951	939	946	314
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.22	$0.95	$1.06	$0.88	$0.63	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.40	$1.24	$1.22	$0.95	$1.06	$0.88	$0.63	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	648	761	715	780	754	6,451	7,885	2,724	1,376
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.03	$1.49	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$2.05	$2.03	$1.49	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	257	261	308	366	325	258	307	239	985
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.06	$0.91	$1.04	$0.86	$0.65	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.24	$1.06	$0.91	$1.04	$0.86	$0.65	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	168	204	284	394	403	8,659	7,536	5,181	1,550
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.25	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17	$1.00
Accumulation unit value at end of period	$1.86	$1.70	$1.25	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	162	224	203	175	141	98	92	121	95
Oppenheimer Equity Income Fund/VA, Service Shares (9/15/2006)
Accumulation unit value at beginning of period	$1.32	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.45	$1.32	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	545	538	580	606	640	710	754	331	49

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	27

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.27	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.62	$1.60	$1.27	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	862	944	904	1,019	1,049	1,088	1,224	1,142	437
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.46	$1.30	$1.31	$1.15	$0.98	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.47	$1.45	$1.46	$1.30	$1.31	$1.15	$0.98	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,682	4,677	4,369	4,659	5,313	39,107	28,992	21,361	4,287
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.29	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.00	$1.80	$1.29	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	286	316	340	364	427	499	478	505	93
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.45	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.44	$1.44	$1.45	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,453	2,122	2,816	2,795	2,528	23,718	23,226	15,404	5,362
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	20	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,525	16,639	14,124	13,318	4,063	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,503	28,537	32,697	38,062	38,056	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.07	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.11	$1.07	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	67	56	57	50	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	21	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.09	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	139	148	58	13	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.35	$1.29	$1.18	$1.14	$1.08	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.26	$1.35	$1.29	$1.18	$1.14	$1.08	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,247	1,549	2,925	3,019	2,940	33,459	10,749	8,367	3,500
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.25	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.51	$1.25	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	62	60	39	21	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.44	$1.22	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.93	$1.44	$1.22	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	33	32	28	21	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,504	9,027	12,696	11,924	2,392	—	—	—	—

28	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,214	23,394	38,206	42,300	29,947	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	30	32	35	22	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.16	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	195	103	92	24	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	7	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.33	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.72	$1.33	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	20	14	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.44	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	70	65	67	21	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	3	3	9	1	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.75	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	20	11	3	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.72	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	5	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.77	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	53	25	29	25	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.32	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77,343	80,414	81,743	64,312	26,271	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.32	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	244,975	258,461	267,004	260,157	274,743	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,428	61,207	58,700	50,434	21,613	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90,057	125,022	140,113	157,906	171,003	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,657	17,601	21,652	15,493	6,340	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48,921	58,430	75,889	72,637	73,389	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	29

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.41	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	21	20	11	5	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.36	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.72	$1.36	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	5	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.37	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.02	$1.85	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	19	19	21	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.40	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.94	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.17	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.75	$1.31	$1.17	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	48	57	59	20	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.32	$1.17	$1.24	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.79	$1.77	$1.32	$1.17	$1.24	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	448	597	755	1,091	1,224	23,507	19,560	11,230	1,381
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.55	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	7	2	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.49	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	593	799	947	1,428	1,540	41,033	20,446	10,815	4,092
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.05	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.06	$1.05	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	34	28	27	24	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.78	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	13	7	8	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.13	$1.21	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.96	$1.76	$1.31	$1.13	$1.21	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	70	78	110	90	42	25	38	90	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.03	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312	4	2	5	—	—	—	—	—

30	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.44	$1.19	$1.41	$1.14	$0.77	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.65	$1.75	$1.44	$1.19	$1.41	$1.14	$0.77	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,266	1,411	1,543	1,820	1,927	12,174	8,104	3,826	1,466
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$1.83	$1.38	$1.16	$1.21	$0.99	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.90	$1.83	$1.38	$1.16	$1.21	$0.99	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,582	1,739	1,938	2,126	2,399	10,440	8,697	5,535	975
Wells Fargo Advantage VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.17	$0.99	$0.88	$1.02	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.10	$1.17	$0.99	$0.88	$1.02	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	303	397	495	830	982	19,736	177	207	94
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$1.40	$1.22	$1.31	$1.06	$0.73	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.99	$1.82	$1.40	$1.22	$1.31	$1.06	$0.73	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	298	330	331	351	69	79	71	69	37
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.29	$1.54	$1.44	$1.52	$1.21	$0.80	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$2.23	$2.29	$1.54	$1.44	$1.52	$1.21	$0.80	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	345	370	454	531	596	486	519	471	19
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	—	—	—	—	—	—	—	—

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	73	82	90	114	178	330	249	316	302	65
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07
Accumulation unit value at end of period	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,096	1,262	1,374	1,662	2,011	2,557	3,315	5,003	5,777	6,121
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61
Accumulation unit value at end of period	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	1,378	1,516	1,774	2,344	3,170	4,591	6,466	6,875	6,633	5,012
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.33	$1.16	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.04	$1.81	$1.33	$1.16	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	8	8	8	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	35	—	—	—	—	—	—	—	—
American Century VP International, Class I (9/29/2000)
Accumulation unit value at beginning of period	$1.23	$1.01	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02	$0.82	$0.73
Accumulation unit value at end of period	$1.15	$1.23	$1.01	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	208	213	236	319	409	559	738	1,120	1,194	1,304
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03
Accumulation unit value at end of period	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	344	417	535	596	758	1,017	1,298	1,457	1,664	1,703
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	491	494	493	522	644	1,306	1,860	1,583	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	31

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00
Accumulation unit value at end of period	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	308	320	337	346	403	473	394	409	1,987	389
American Century VP Value, Class I (9/29/2000)
Accumulation unit value at beginning of period	$2.60	$1.99	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93	$1.64	$1.58
Accumulation unit value at end of period	$2.91	$2.60	$1.99	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	190	196	204	249	363	421	753	1,491	1,739	1,751
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29
Accumulation unit value at end of period	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,054	2,081	2,288	2,765	3,380	3,565	4,138	6,071	6,789	7,188
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	670	604	119	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (9/29/2000)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94
Accumulation unit value at end of period	$1.46	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	373	422	514	656	743	1,174	1,596	1,765	1,878	1,638
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.87	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	131	61	62	25	33	25	57	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94
Accumulation unit value at end of period	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	714	748	806	952	1,174	1,503	1,256	2,079	1,672	1,877
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	681	154	71	53	2	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03
Accumulation unit value at end of period	$1.08	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,144	3,134	4,234	6,574	7,460	10,791	17,221	16,036	11,540	7,130
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	2	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	31	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.14	$1.07	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	183	229	245	200	78	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22
Accumulation unit value at end of period	$1.70	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4,902	5,767	7,188	7,795	9,690	24,712	25,908	24,395	21,045	15,251
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	115	15	11	8	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32
Accumulation unit value at end of period	$2.36	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	3,484	3,966	4,629	5,804	7,452	15,846	16,588	17,673	17,788	12,648

32	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	65	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$0.95	$1.22	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.14	$0.95	$1.22	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	343	215	121	113	28	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38
Accumulation unit value at end of period	$2.74	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	672	809	1,039	1,311	1,541	2,172	3,087	2,342	2,078	1,792
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.13	$1.08	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$1.13	$1.08	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	115	188	210	47	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46
Accumulation unit value at end of period	$1.78	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	1,548	1,833	2,318	2,690	3,431	7,293	7,887	7,970	6,731	5,648
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	227	195	88	7	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23
Accumulation unit value at end of period	$2.31	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,820	2,053	2,410	2,821	3,661	5,150	6,762	10,346	11,919	13,288
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,032	1,051	112	151	64	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01
Accumulation unit value at end of period	$1.82	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,039	1,267	1,655	2,014	2,114	7,874	4,529	3,644	3,835	1,067
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.46	$1.20	$1.03	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	79	112	109	29	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76
Accumulation unit value at end of period	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	578	734	813	1,154	1,298	1,767	2,293	3,109	3,065	2,785
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.38	$1.16	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.00	$1.77	$1.38	$1.16	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50
Accumulation unit value at end of period	$0.87	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	1,694	1,731	1,985	2,191	2,489	2,970	4,065	7,041	7,585	8,017
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.42	$1.26	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.13	$1.87	$1.42	$1.26	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	6	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74
Accumulation unit value at end of period	$1.31	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	1,972	2,316	2,926	3,385	4,208	5,331	6,962	9,846	11,629	5,105
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	804	172	90	47	4	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	33

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,793	1,545	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,568	3,888	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69,461	26,594	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193,714	130,609	51,139	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—
Accumulation unit value at end of period	$1.68	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,448	1,687	1,998	2,763	3,451	13,094	10,986	6,387	3,929	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—
Accumulation unit value at end of period	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	445	392	376	557	751	959	1,003	1,019	1,770	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.52	$1.17	$1.07	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	14	14	13	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11
Accumulation unit value at end of period	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	251	301	384	437	488	854	698	907	1,092	1,256
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	24	24	23	9	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	559	607	611	695	927	1,532	2,373	2,137	2,846	247
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85
Accumulation unit value at end of period	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	2,191	1,912	2,325	2,437	3,157	4,108	4,734	5,995	6,656	7,646
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.37	$1.17	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.06	$1.87	$1.37	$1.17	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	9	9	9	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03
Accumulation unit value at end of period	$1.91	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	268	290	236	196	127	65	58	137	175	76
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.07	$1.97	$1.34	$1.15	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	32	27	29	16	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24
Accumulation unit value at end of period	$2.33	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	358	400	493	515	560	661	922	1,550	1,998	2,289

34	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	280	240	130	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	175	182	143	17	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14
Accumulation unit value at end of period	$1.30	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,929	2,485	3,143	3,531	4,895	5,800	6,695	7,227	7,765	9,250
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—
Accumulation unit value at end of period	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	493	563	798	1,106	1,310	1,351	1,404	789	1,558	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	159	65	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—
Accumulation unit value at end of period	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	2,009	2,266	1,815	1,961	1,784	5,379	4,487	3,603	3,669	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—
Accumulation unit value at end of period	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	3,674	3,368	3,683	4,126	5,421	7,800	12,130	8,730	7,042	—
Fidelity® VIP Growth & Income Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.55	$1.17	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08	$0.97	$0.91
Accumulation unit value at end of period	$1.69	$1.55	$1.17	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	496	513	607	732	836	1,350	1,847	2,885	3,369	3,780
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05
Accumulation unit value at end of period	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,777	1,907	2,217	2,621	3,376	4,356	5,347	7,618	9,099	9,746
Fidelity® VIP Mid Cap Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$3.10	$2.30	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89	$1.69	$1.45
Accumulation unit value at end of period	$3.26	$3.10	$2.30	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	530	600	669	772	946	1,299	1,842	2,903	3,269	3,605
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57
Accumulation unit value at end of period	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	1,854	2,084	2,380	3,168	4,193	6,204	8,401	9,748	10,749	10,285
Fidelity® VIP Overseas Portfolio Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.42	$1.10	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24	$1.06	$0.90
Accumulation unit value at end of period	$1.29	$1.42	$1.10	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	171	187	220	302	373	500	683	1,174	1,258	1,169
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18
Accumulation unit value at end of period	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	717	773	925	1,200	1,671	2,078	2,626	3,652	3,933	4,012
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443	549	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96
Accumulation unit value at end of period	$2.27	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	979	1,103	1,171	1,222	1,626	1,987	2,520	3,992	5,455	6,194
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	616	218	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	35

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17
Accumulation unit value at end of period	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,426	1,539	1,632	2,219	2,972	3,424	3,761	4,875	4,583	3,446
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76
Accumulation unit value at end of period	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	695	703	764	1,038	1,294	1,730	2,095	3,284	3,540	3,470
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	482	264	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85
Accumulation unit value at end of period	$3.98	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	1,076	1,274	1,516	2,011	2,559	3,248	4,092	6,530	7,397	7,580
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$2.15	$1.60	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63	$1.47	$1.40
Accumulation unit value at end of period	$2.28	$2.15	$1.60	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	133	145	145	158	198	222	243	343	372	413
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89
Accumulation unit value at end of period	$1.58	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,291	1,232	1,429	1,847	2,474	3,364	4,344	5,998	7,046	7,488
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.34	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	196	194	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.34	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	616	783	968	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	68	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03
Accumulation unit value at end of period	$1.82	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,060	1,395	1,851	2,111	2,641	5,235	6,904	5,924	6,990	4,754
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.40	$1.08	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.40	$1.08	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	321	389	327	386	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—
Accumulation unit value at end of period	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	185	224	227	283	381	432	545	444	892	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	607	607	625	907	1,139	3,824	3,203	1,506	41	—
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	172	190	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	140	160	—	—	—	—	—	—	—

36	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71
Accumulation unit value at end of period	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	319	366	382	383	511	600	621	929	977	995
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	133	—	—	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.02	$0.78	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58	$0.52	$0.46
Accumulation unit value at end of period	$1.13	$1.02	$0.78	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58	$0.52
Number of accumulation units outstanding at end of period (000 omitted)	329	345	448	469	606	679	834	1,038	1,226	1,353
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	116	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37
Accumulation unit value at end of period	$0.87	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	225	286	346	471	655	827	929	1,099	1,145	1,143
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	391	505	720	880	1,036	9,604	7,662	4,056	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76
Accumulation unit value at end of period	$1.41	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	664	748	959	1,453	2,114	2,567	3,402	4,652	4,123	3,778
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	3	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.04	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61
Accumulation unit value at end of period	$1.14	$1.04	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	1,084	1,295	1,519	1,895	2,440	2,935	2,841	3,602	4,618	5,560
MFS® New Discovery Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79
Accumulation unit value at end of period	$1.66	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	508	670	728	1,079	1,397	1,422	1,779	2,321	2,844	3,667
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18
Accumulation unit value at end of period	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	809	811	1,076	1,433	1,697	1,909	2,107	2,729	2,801	2,287
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—
Accumulation unit value at end of period	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	351	357	396	538	570	1,775	2,665	1,324	1,445	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—
Accumulation unit value at end of period	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	250	300	402	557	566	605	622	495	1,082	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	303	372	392	360	381	2,376	2,572	1,809	1,600	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.25	$1.14	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.70	$1.25	$1.14	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	17	13	8	1	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07
Accumulation unit value at end of period	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	922	1,037	1,281	1,403	1,548	1,583	1,652	2,077	2,319	1,151
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02
Accumulation unit value at end of period	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,613	5,073	5,873	7,125	9,149	18,400	19,714	18,443	11,811	5,096
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05
Accumulation unit value at end of period	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	477	390	423	470	646	732	760	1,153	883	417
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—
Accumulation unit value at end of period	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,702	2,309	3,659	3,457	3,057	7,370	8,193	5,022	4,812	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	69	24	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	187	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96
Accumulation unit value at end of period	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	249	284	270	327	391	461	620	784	900	883
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15
Accumulation unit value at end of period	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	138	142	213	294	372	594	868	1,505	1,655	2,044
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	143	170	233	267	—	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/29/2000)
Accumulation unit value at beginning of period	$3.14	$2.62	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42	$2.02	$1.82
Accumulation unit value at end of period	$3.00	$3.14	$2.62	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	120	172	185	215	261	307	423	692	780	875
Third Avenue Value Portfolio (9/29/2000)
Accumulation unit value at beginning of period	$2.39	$2.03	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41	$2.10	$1.85
Accumulation unit value at end of period	$2.47	$2.39	$2.03	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41	$2.10
Number of accumulation units outstanding at end of period (000 omitted)	307	350	389	441	542	660	961	1,491	1,667	1,838
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	9	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,981	6,752	5,624	4,473	976	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,791	3,108	3,343	4,764	4,986	—	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.10	$1.06	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	98	139	84	10	—	—	—	—	—

38	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	55	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	153	155	137	104	14	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02
Accumulation unit value at end of period	$1.38	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,690	2,189	2,930	3,253	3,615	10,837	6,093	4,970	5,558	3,131
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.50	$1.24	$1.03	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	87	75	81	39	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.44	$1.21	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.92	$1.44	$1.21	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	55	55	62	38	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,461	7,716	11,338	9,044	2,797	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,404	4,697	7,346	7,664	5,748	—	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163	71	68	67	39	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.06	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.15	$1.12	$1.06	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	390	218	186	185	21	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	9	—	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.32	$1.20	$1.24	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.72	$1.32	$1.20	$1.24	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	80	80	77	34	—	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.22	$1.07	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	31	24	33	13	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.06	$1.10	$1.06	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	80	52	29	15	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.75	$1.38	$1.20	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	54	44	37	13	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.72	$1.34	$1.19	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	30	29	27	8	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.14	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.76	$1.31	$1.14	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	58	59	60	30	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	39

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93,380	93,636	91,080	71,003	23,480	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,500	39,321	44,359	49,913	58,524	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,428	36,965	35,294	32,460	7,790	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,329	18,868	20,553	23,909	29,598	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,307	27,235	28,147	23,560	7,958	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,319	13,588	16,222	16,640	20,699	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.41	$1.38	$1.07	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	92	80	76	23	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.71	$1.35	$1.20	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284	162	122	94	6	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.37	$1.22	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.84	$1.37	$1.22	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	20	8	8	2	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.40	$1.27	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.93	$1.40	$1.27	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	30	25	19	4	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.31	$1.16	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.74	$1.31	$1.16	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	20	19	12	1	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51
Accumulation unit value at end of period	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	666	840	994	1,262	1,653	4,980	5,355	4,855	4,430	4,724
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	30	10	10	2	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	9	—	—	—	—	—	—	—	—

40	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.55	$1.22	$1.11	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	54	53	54	6	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—
Accumulation unit value at end of period	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	247	344	420	560	711	9,462	5,838	3,261	3,580	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.04	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.06	$1.04	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	46	37	17	1	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.77	$1.32	$1.14	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	51	44	45	13	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04
Accumulation unit value at end of period	$2.06	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	36	33	19	34	38	79	68	147	142	161
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	83	109	97	16	—	—	—	—	—
Wanger International (9/29/2000)
Accumulation unit value at beginning of period	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02
Accumulation unit value at end of period	$2.22	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,637	1,851	2,258	2,793	3,411	5,754	6,744	8,393	8,969	8,190
Wanger USA (9/29/2000)
Accumulation unit value at beginning of period	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55
Accumulation unit value at end of period	$3.06	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	1,905	2,273	2,707	3,455	4,414	6,599	7,777	9,982	11,009	11,377
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09
Accumulation unit value at end of period	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	306	360	391	510	671	1,069	1,473	2,175	2,018	1,925
Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05
Accumulation unit value at end of period	$1.37	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	434	459	503	575	673	3,967	460	658	813	645
Wells Fargo Advantage VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13
Accumulation unit value at end of period	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	452	600	724	965	677	792	896	1,001	1,175	1,240
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91
Accumulation unit value at end of period	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	350	373	519	683	1,016	1,258	1,243	1,559	1,303	1,423
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	33	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	41

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	29	26	74	39	61	150	25
AB VPS Growth and Income Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$2.16	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41	$1.37
Accumulation unit value at end of period	$2.34	$2.16	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	103	108	142	187	234	286	374	658	767	893
AB VPS International Value Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$2.02	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07	$1.80
Accumulation unit value at end of period	$1.87	$2.02	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	323	335	453	551	621	1,087	1,769	1,761	1,895	1,469
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	15	—	—	—	—	—	—	—	—
American Century VP International, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.25	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53	$1.37
Accumulation unit value at end of period	$2.11	$2.25	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	52	55	57	58	109	87	116	159	238	287
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	64	55	51	49	366	768	1,102	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	$1.00
Accumulation unit value at end of period	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	81	83	87	117	111	112	136	159	1,283	301
American Century VP Value, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.30	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48	$1.42
Accumulation unit value at end of period	$2.58	$2.30	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	255	293	327	438	431	472	658	1,255	1,765	1,974
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	349	275	25	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (11/7/2002)
Accumulation unit value at beginning of period	$1.71	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26	$1.21
Accumulation unit value at end of period	$1.86	$1.71	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	22	22	23	21	21	23	33	36	74	181
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.86	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—	1	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.92	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28	$1.25
Accumulation unit value at end of period	$2.09	$1.92	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	144	141	147	141	163	232	172	552	222	183
Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99
Accumulation unit value at end of period	$1.03	$1.04	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	280	506	450	410	669	1,148	2,741	1,930	1,762	1,751
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—	—	—	—	—

42	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.45	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10	$1.09
Accumulation unit value at end of period	$1.52	$1.45	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	864	1,358	2,142	2,332	2,593	8,566	8,752	9,526	8,383	3,535
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.66	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83	$1.63
Accumulation unit value at end of period	$2.89	$2.66	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	616	689	860	1,013	1,241	3,694	3,962	4,062	4,317	2,866
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	16	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.52	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28	$1.72
Accumulation unit value at end of period	$3.40	$3.52	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28
Number of accumulation units outstanding at end of period (000 omitted)	111	134	149	157	170	381	809	593	539	605
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.54	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19	$1.27
Accumulation unit value at end of period	$1.54	$1.54	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	264	335	453	467	596	2,208	2,482	3,061	2,526	1,503
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.57	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45	$1.41
Accumulation unit value at end of period	$2.64	$2.57	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	265	285	400	461	557	724	821	1,358	1,921	2,181
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139	205	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01
Accumulation unit value at end of period	$1.81	$1.76	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	171	186	223	240	303	2,818	1,894	2,076	2,349	446
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.29	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63	$1.44
Accumulation unit value at end of period	$2.07	$2.29	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	77	75	74	94	114	151	168	334	354	322
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.87	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31	$1.21
Accumulation unit value at end of period	$2.11	$1.87	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	135	179	212	256	349	428	472	759	973	1,167
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.93	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30	$1.24
Accumulation unit value at end of period	$2.20	$1.93	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	267	349	442	493	611	760	954	1,243	1,440	1,293
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,769	602	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	43

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,376	142	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00	—
Accumulation unit value at end of period	$1.67	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	297	379	424	493	603	4,485	3,709	2,790	2,140	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00	—
Accumulation unit value at end of period	$1.07	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	83	110	93	119	151	169	214	178	960	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.08	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41	$1.29
Accumulation unit value at end of period	$2.21	$2.08	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	23	26	39	45	55	75	104	146	210	346
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	52	63	104	126	156	355	751	813	1,468	52
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	4	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.14	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36	$1.31
Accumulation unit value at end of period	$2.39	$2.14	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	208	158	177	229	276	300	419	885	1,065	1,178
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07	$1.03
Accumulation unit value at end of period	$1.90	$1.73	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	43	63	55	68	40	21	10	29	43	10
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.99	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74	$1.68
Accumulation unit value at end of period	$3.14	$2.99	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	52	62	64	82	114	100	136	170	325	350
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.09	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	210	219	445	615	786	804	972	1,041	1,265	1,585
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00	—
Accumulation unit value at end of period	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	62	69	97	141	186	215	281	235	1,052	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	316	353	387	402	392	1,993	1,888	2,239	2,644	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00	—
Accumulation unit value at end of period	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	581	551	697	886	977	1,847	3,810	3,538	3,713	—
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.06	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31	$1.23
Accumulation unit value at end of period	$2.25	$2.06	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	482	544	581	696	907	1,024	1,260	1,786	2,167	2,418
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.55	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97	$1.69
Accumulation unit value at end of period	$3.73	$3.55	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	390	439	516	620	744	1,337	2,138	2,477	3,028	2,674

44	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Fidelity® VIP Overseas Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.32	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77	$1.50
Accumulation unit value at end of period	$2.11	$2.32	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	111	126	125	133	167	185	268	420	513	557
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	59	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$1.80	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00	$1.78
Accumulation unit value at end of period	$2.05	$1.80	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	153	186	278	291	319	337	391	524	800	981
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	17	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.17	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50	$1.37
Accumulation unit value at end of period	$2.30	$2.17	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	469	527	565	613	747	793	1,046	1,559	1,733	1,384
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.13	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72	$1.60
Accumulation unit value at end of period	$3.11	$3.13	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	121	125	191	209	243	296	356	512	911	737
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	9	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.96	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73	$1.55
Accumulation unit value at end of period	$3.33	$2.96	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	255	308	361	424	555	653	869	1,520	2,091	2,234
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.10	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45	$1.38
Accumulation unit value at end of period	$2.42	$2.10	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	154	196	242	285	361	468	610	883	1,109	1,210
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.34	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	257	393	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	11	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03
Accumulation unit value at end of period	$1.81	$1.67	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	327	385	517	607	728	1,930	2,880	3,061	3,791	2,436
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.40	$1.08	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.40	$1.08	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	33	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00	—
Accumulation unit value at end of period	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	5	2	10	13	10	26	36	42	540	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00
Accumulation unit value at end of period	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	56	57	53	68	68	1,308	1,425	831	9	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	45

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.32	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	6	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.13	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39	$1.37
Accumulation unit value at end of period	$2.35	$2.13	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	24	28	39	48	51	60	82	92	103	165
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	53	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.88	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48	$1.34
Accumulation unit value at end of period	$3.12	$2.88	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	4	6	6	10	16	12	10	11	24	21
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	105	119	137	160	3,858	3,505	2,828	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.25	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01	$1.54
Accumulation unit value at end of period	$2.83	$3.25	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	18	13	21	36	61	70	83	193	206	200
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	1	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$2.07	$1.60	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25	$1.22
Accumulation unit value at end of period	$2.27	$2.07	$1.60	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	64	85	107	131	155	235	285	304	340	345
MFS® New Discovery Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$3.00	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37	$1.32
Accumulation unit value at end of period	$2.75	$3.00	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	25	30	37	38	57	72	110	127	178	246
MFS® Utilities Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$4.16	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98	$1.72
Accumulation unit value at end of period	$4.63	$4.16	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	72	87	106	120	150	209	307	355	578	450
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—
Accumulation unit value at end of period	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	46	46	66	76	77	644	962	485	846	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—
Accumulation unit value at end of period	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	15	25	60	80	106	106	114	140	648	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

46	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	27	29	39	43	43	878	1,086	1,105	1,042	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.88	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21	$1.07
Accumulation unit value at end of period	$1.90	$1.88	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	120	153	277	298	401	544	664	841	790	465
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.48	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04	$1.02
Accumulation unit value at end of period	$1.50	$1.48	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	811	989	1,150	1,584	2,113	5,661	5,965	6,507	4,804	2,295
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.00	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05
Accumulation unit value at end of period	$2.21	$2.00	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	50	52	63	66	62	80	99	173	85	82
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00	—
Accumulation unit value at end of period	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	556	864	1,005	1,097	987	2,912	3,613	3,179	3,380	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.29	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32	$1.18
Accumulation unit value at end of period	$2.89	$2.29	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	57	82	85	100	127	164	228	287	405	586
Putnam VT International Equity Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.05	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61	$1.45
Accumulation unit value at end of period	$1.90	$2.05	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	38	51	65	107	127	148	180	244	229	273
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	16	19	21	23	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	3	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	336	278	135	136	136	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,530	2,016	1,759	2,093	2,614	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	3	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02
Accumulation unit value at end of period	$1.37	$1.28	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	426	511	768	844	1,006	4,005	2,228	2,807	3,435	1,777
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	344	415	496	210	72	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	47

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	731	1,161	2,287	2,298	2,129	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.31	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,261	2,009	1,585	1,291	885	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,534	17,524	19,082	21,360	25,524	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.39	$1.21	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,279	1,257	1,065	938	452	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,178	5,153	6,747	7,546	9,298	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	381	258	633	482	320	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,457	1,982	2,762	3,824	4,744	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.04	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69	$1.62
Accumulation unit value at end of period	$3.07	$3.04	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	127	152	194	216	280	1,523	1,763	1,674	1,021	937
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—
Accumulation unit value at end of period	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	90	113	121	141	144	3,933	2,731	2,168	2,674	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.84	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04
Accumulation unit value at end of period	$2.05	$1.84	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	14	28	27	26	33	47	59	63	54
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/7/2002)
Accumulation unit value at beginning of period	$4.45	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34	$1.94
Accumulation unit value at end of period	$4.21	$4.45	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	193	206	274	305	394	835	926	1,054	1,256	1,045

48	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wanger USA (11/7/2002)
Accumulation unit value at beginning of period	$3.13	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82	$1.65
Accumulation unit value at end of period	$3.25	$3.13	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	365	411	480	576	720	1,292	1,638	2,304	2,492	2,374
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$1.95	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31	$1.26
Accumulation unit value at end of period	$2.28	$1.95	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	86	98	125	127	158	186	269	357	386	401
Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21	$1.05
Accumulation unit value at end of period	$1.37	$1.46	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	130	112	127	145	159	1,551	187	332	522	458
Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.74	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59	$1.49
Accumulation unit value at end of period	$2.99	$2.74	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	81	97	114	141	69	79	43	49	76	145
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.61	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60	$1.52
Accumulation unit value at end of period	$3.51	$3.61	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	29	38	61	84	94	110	100	135	185	144
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	1	—	—	—	—	—	—	—	—

Variable account charges of 1.05% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.15	$1.03	$1.35	$1.15	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.45	$1.40	$1.15	$1.03	$1.35	$1.15	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	264	311	292	322	417	481	448	427	206
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.66	$1.54	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	262	264	165	201	204	142	214	341	89
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	548	562	675	742	902	3,880	9,526	4,614	1,363
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.89	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	44	41	42	50	51	162	83	19	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	43	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.84	$1.43	$1.25	$1.27	$1.08	$0.84	$1.13	$1.17	$1.00
Accumulation unit value at end of period	$2.12	$1.84	$1.43	$1.25	$1.27	$1.08	$0.84	$1.13	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	431	464	481	549	564	1,999	2,749	2,838	36
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.29	$1.15	$1.15	$1.00	$0.75	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.90	$1.75	$1.29	$1.15	$1.15	$1.00	$0.75	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	598	504	461	427	374	387	395	328	1,063
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.19	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.72	$1.54	$1.19	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	725	761	786	848	926	806	641	639	116

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	49

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	448	478	159	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.86	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	131	175	147	149	199	197	122	81	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	207	182	144	126	179	202	143	120	50
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	96	86	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,163	1,390	2,463	2,275	2,126	4,847	7,111	2,189	741
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	12	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	25	76	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.32	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,574	1,752	2,455	2,407	2,611	32,675	28,147	22,505	6,141
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.28	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.60	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	155	9	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.11	$0.98	$1.05	$0.90	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.51	$1.39	$1.11	$0.98	$1.05	$0.90	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,244	1,354	1,409	1,783	2,158	22,373	17,748	9,218	3,454
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	44	36	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.45	$1.50	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	662	704	733	1,038	1,415	3,281	5,505	2,399	586
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.03	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—

50	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Global Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.31	$1.26	$1.20	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.26	$1.38	$1.31	$1.26	$1.20	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	719	734	804	814	1,014	10,507	9,050	7,401	1,654
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.35	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	33	19	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.64	$1.43	$1.37	$1.21	$0.80	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.76	$1.72	$1.64	$1.43	$1.37	$1.21	$0.80	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	437	423	450	485	601	655	594	810	147
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.33	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	469	476	9	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.62	$1.43	$1.36	$1.22	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.73	$1.69	$1.62	$1.43	$1.36	$1.22	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	986	1,224	1,264	1,054	1,295	13,576	6,841	5,168	2,188
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.45	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.10	$0.94	$1.09	$0.97	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.20	$1.33	$1.10	$0.94	$1.09	$0.97	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	178	208	201	222	214	243	212	172	100
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.37	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.99	$1.77	$1.37	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	43	30	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.16	$0.98	$1.02	$0.88	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.69	$1.50	$1.16	$0.98	$1.02	$0.88	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	132	98	101	123	173	186	299	542	128
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.12	$1.86	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.70	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	144	143	150	176	69	75	129	221	39
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	14	69	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	117	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,265	1,083	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,686	10,351	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106,021	98,347	63,295	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	51

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.26	$1.13	$1.17	$0.98	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.83	$1.69	$1.26	$1.13	$1.17	$0.98	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	843	890	975	1,157	1,460	18,438	12,132	6,507	1,903
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.08	$0.93	$1.12	$0.99	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.21	$1.29	$1.08	$0.93	$1.12	$0.99	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	202	228	269	302	324	495	518	369	815
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.52	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	19	18	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.29	$1.18	$1.40	$1.12	$0.69	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.78	$1.68	$1.29	$1.18	$1.40	$1.12	$0.69	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	59	59	53	108	148	127	51	32	7
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.02	$1.82	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.19	$1.02	$1.13	$0.93	$0.67	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.81	$1.63	$1.19	$1.02	$1.13	$0.93	$0.67	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	355	375	370	430	521	1,657	2,910	1,939	1,742
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.21	$1.06	$1.05	$0.92	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.76	$1.57	$1.21	$1.06	$1.05	$0.92	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	422	262	260	166	121	125	161	68	52
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.86	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.16	$0.99	$1.02	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.74	$1.58	$1.16	$0.99	$1.02	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	22	53	40	31	31	30	7	5	4
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.06	$1.97	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.85	$1.77	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	81	100	84	83	87	73	79	30	21
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	23	20	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	425	465	700	753	801	439	609	266	23
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.77	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.63	$0.77	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	191	202	241	359	427	401	319	140	830

52	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	74	32	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	66	71	60	68	74	101	116	95	35
Eaton Vance VT Floating-Rate Income Fund (7/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,717	1,636	1,460	1,217	1,533	8,837	5,960	4,192	1,837
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.26	$1.10	$1.14	$0.99	$0.73	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.80	$1.63	$1.26	$1.10	$1.14	$0.99	$0.73	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,284	2,357	1,981	2,111	2,378	5,672	11,948	7,839	3,236
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.34	$1.18	$1.34	$1.06	$0.76	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.89	$1.81	$1.34	$1.18	$1.34	$1.06	$0.76	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,149	1,665	1,557	1,438	1,941	5,798	7,633	3,844	1,122
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.31	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	249	254	265	306	334	293	596	484	191
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	123	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$0.92	$0.91	$0.72	$0.77	$0.64	$0.55	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$1.04	$0.92	$0.91	$0.72	$0.77	$0.64	$0.55	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	538	546	482	508	445	475	459	527	313
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	136	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.48	$1.40	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	729	754	789	949	1,071	1,072	979	948	338
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.77	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	485	515	539	558	667	686	632	593	209
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	17	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	221	225	212	236	290	177	178	186	162
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	114	115	116	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	50	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	53

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.67	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	328	317	329	372	431	5,748	7,463	4,403	2,278
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.39	$1.07	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.39	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	311	276	369	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.21	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	423	468	446	453	552	543	492	374	542
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.27	$1.11	$1.21	$1.08	$0.81	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.47	$1.49	$1.27	$1.11	$1.21	$1.08	$0.81	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	458	417	456	534	621	7,178	6,034	2,512	33
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	252	264	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	58	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	2	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	5	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	548	614	758	925	1,073	18,832	13,405	7,803	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.36	$1.17	$1.18	$1.07	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.92	$1.74	$1.36	$1.17	$1.18	$1.07	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	244	300	224	225	243	129	57	35	28
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.94	$1.63	$1.46	$1.38	$1.23	$0.94	$1.52	$1.21	$1.00
Accumulation unit value at end of period	$2.16	$1.94	$1.63	$1.46	$1.38	$1.23	$0.94	$1.52	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	480	569	661	782	921	1,049	962	770	261
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.21	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.38	$1.22	$1.21	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	267	291	246	297	229	2,721	3,633	1,315	858
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$2.00	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$2.02	$2.00	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	184	195	216	156	186	202	302	238	524
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.05	$0.90	$1.03	$0.85	$0.64	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.17	$1.22	$1.05	$0.90	$1.03	$0.85	$0.64	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	118	123	183	176	216	3,810	3,541	2,575	863

54	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.24	$1.13	$1.18	$0.97	$0.75	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.83	$1.68	$1.24	$1.13	$1.18	$0.97	$0.75	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	104	121	142	147	151	148	125	112	67
Oppenheimer Equity Income Fund/VA, Service Shares (9/15/2006)
Accumulation unit value at beginning of period	$1.30	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.30	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	345	368	371	387	390	529	435	337	5
Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.25	$1.05	$1.16	$1.01	$0.73	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.57	$1.25	$1.05	$1.16	$1.01	$0.73	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	464	487	522	678	636	666	666	599	178
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.29	$1.30	$1.14	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.44	$1.42	$1.44	$1.29	$1.30	$1.14	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,891	2,310	2,428	2,631	3,037	19,339	15,020	11,993	2,853
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.28	$1.10	$1.14	$0.93	$0.69	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.96	$1.78	$1.28	$1.10	$1.14	$0.93	$0.69	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	214	192	199	218	251	312	257	311	105
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,123	1,491	1,630	1,530	1,232	10,833	11,520	7,960	3,210
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	3	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	10	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,173	1,085	1,001	887	563	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,802	10,551	12,253	14,095	14,269	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	5	—	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.34	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	587	662	1,287	1,413	1,619	16,556	6,176	4,750	2,249
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.50	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	55

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.91	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,307	3,923	3,754	1,870	1,217	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,906	16,064	23,028	27,822	20,457	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	20	8	—	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.15	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	58	9	—	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.71	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.43	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	10	—	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	12	4	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.74	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	15	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.71	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.75	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,810	19,525	16,779	12,779	7,816	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113,486	117,715	121,348	121,489	131,296	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,520	6,255	5,501	4,493	2,399	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.38	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,878	48,803	54,213	59,742	63,511	—	—	—	—

56	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,173	7,945	7,553	5,429	3,701	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,100	33,067	37,210	36,289	38,937	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.40	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	17	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.71	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	25	23	—	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.00	$1.84	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.93	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	9	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.74	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	8	7	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.16	$1.23	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.76	$1.74	$1.30	$1.16	$1.23	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	186	201	252	370	429	10,344	9,166	5,574	673
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	18	10	—	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.54	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.47	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	309	359	398	508	719	18,154	9,698	5,374	2,318
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	12	4	—	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.77	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	57

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Victory Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.92	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	104	65	68	106	96	58	26	9	2
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	12	4	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.63	$1.72	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	683	734	800	878	975	5,489	3,842	2,033	855
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.36	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.87	$1.80	$1.36	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	762	843	927	1,071	1,249	4,677	4,142	2,742	456
Wells Fargo Advantage VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.15	$0.98	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$1.08	$1.15	$0.98	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	334	321	350	421	491	9,217	106	99	75
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.38	$1.21	$1.30	$1.06	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.96	$1.79	$1.38	$1.21	$1.30	$1.06	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	279	338	332	386	125	149	151	119	67
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.26	$1.52	$1.42	$1.51	$1.20	$0.80	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$2.19	$2.26	$1.52	$1.42	$1.51	$1.20	$0.80	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	246	315	319	373	430	492	382	415	96
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—

Variable account charges of 1.10% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.15	$1.02	$1.35	$1.15	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.44	$1.39	$1.15	$1.02	$1.35	$1.15	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	24	27	60	68	68	94	38	27	75
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	25	5	19	25	29	26	18	18	3
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	230	251	246	313	393	2,285	5,775	2,393	479
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.89	$1.68	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	42	36	29	14	5	6	9	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	26	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.84	$1.43	$1.24	$1.27	$1.08	$0.84	$1.12	$1.17	$1.00
Accumulation unit value at end of period	$2.11	$1.84	$1.43	$1.24	$1.27	$1.08	$0.84	$1.12	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	64	62	84	92	109	929	1,551	1,546	4

58	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.29	$1.14	$1.15	$1.00	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.89	$1.74	$1.29	$1.14	$1.15	$1.00	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	3	14	9	21	17	35	71	538
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.72	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	124	121	109	204	245	242	187	148	19
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	649	138	59	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.85	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	88	81	72	49	36	31	34	31	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.60	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	162	17	190	170	149	136	—	4	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	108	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	215	245	489	478	448	852	1,141	752	76
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	33	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.31	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	273	301	368	424	566	24,086	18,611	12,855	2,798
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.28	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.60	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	63	58	61	3	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.10	$0.98	$1.04	$0.90	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.51	$1.38	$1.10	$0.98	$1.04	$0.90	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	205	232	261	330	462	14,862	10,314	4,662	1,337
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	59	26	27	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	59

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.44	$1.49	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	212	236	299	269	254	1,676	3,290	1,248	248
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.03	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	18	11	10	5	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.37	$1.30	$1.26	$1.19	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.25	$1.37	$1.30	$1.26	$1.19	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	59	78	106	117	164	7,610	5,845	4,237	761
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.35	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	17	6	6	4	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.63	$1.42	$1.36	$1.21	$0.79	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.75	$1.71	$1.63	$1.42	$1.36	$1.21	$0.79	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	76	74	120	122	141	139	79	72	44
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.32	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	119	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.62	$1.43	$1.36	$1.21	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.73	$1.68	$1.62	$1.43	$1.36	$1.21	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	48	69	77	92	136	9,699	4,459	3,104	984
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.45	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.10	$0.94	$1.09	$0.96	$0.76	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.20	$1.32	$1.10	$0.94	$1.09	$0.96	$0.76	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	50	49	46	46	39	30	4	2	2
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.37	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.99	$1.76	$1.37	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.16	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.68	$1.49	$1.16	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	11	21	19	27	27	13	13	11	8
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.12	$1.86	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	2	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.70	$1.49	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	25	6	15	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	9	2	2	1	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,367	792	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,770	2,848	—	—	—	—	—	—	—

60	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49,209	22,553	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93,074	36,622	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (7/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.25	$1.13	$1.17	$0.97	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.82	$1.68	$1.25	$1.13	$1.17	$0.97	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	210	238	247	272	374	12,618	7,408	3,779	897
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.08	$0.92	$1.12	$0.99	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.20	$1.28	$1.08	$0.92	$1.12	$0.99	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	186	166	156	172	133	121	128	42	370
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.17	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.51	$1.17	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.29	$1.17	$1.40	$1.12	$0.69	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.77	$1.67	$1.29	$1.17	$1.40	$1.12	$0.69	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5	10	17	12	17	20	15	37	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.82	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	6	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.62	$1.19	$1.02	$1.12	$0.93	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.80	$1.62	$1.19	$1.02	$1.12	$0.93	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	87	99	89	118	177	730	1,547	897	754
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.75	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	169	114	61	92	226	135	152	11	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.86	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	16	5	6	4	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.73	$1.57	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	20	24	26	28	15	10	8	8	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.96	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	7	2	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.85	$1.76	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	19	13	9	29	30	15	43	—	1
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.97	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	3	1	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	61

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.09	$1.09	$1.07	$1.03	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.10	$1.09	$1.09	$1.07	$1.03	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	27	34	114	360	381	313	306	171	5
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.76	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.63	$0.76	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	88	99	123	106	112	147	92	58	407
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	40	8	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.05	$0.86	$1.03	$0.95	$0.77	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.17	$1.22	$1.05	$0.86	$1.03	$0.95	$0.77	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	33	44	27	24	16	28	45	26	11
Eaton Vance VT Floating-Rate Income Fund (7/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	286	294	279	271	253	6,229	3,797	2,367	806
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.26	$1.09	$1.14	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.80	$1.63	$1.26	$1.09	$1.14	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	864	839	754	871	800	3,018	6,996	4,358	1,504
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.80	$1.34	$1.18	$1.34	$1.05	$0.76	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.89	$1.80	$1.34	$1.18	$1.34	$1.05	$0.76	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	427	433	395	436	448	3,101	4,524	1,951	507
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	73	67	93	102	118	119	92	99	21
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$0.91	$0.90	$0.72	$0.77	$0.64	$0.54	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$1.04	$0.91	$0.90	$0.72	$0.77	$0.64	$0.54	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	53	53	54	49	45	26	36	19	4
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	1	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.47	$1.39	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	212	186	210	240	360	309	430	425	170
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.77	$1.78	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	170	110	104	104	90	90	131	158	47
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	38	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.07	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.07	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	86	72	53	43	47	53	54	55	15

62	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	10	10	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.15	$0.97	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.66	$1.54	$1.15	$0.97	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	77	93	107	124	146	4,048	4,844	2,697	1,129
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.39	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.39	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	49	43	32	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.86	$1.34	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.20	$1.86	$1.34	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	48	40	22	17	23	34	45	7	256
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.26	$1.11	$1.20	$1.08	$0.81	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.47	$1.48	$1.26	$1.11	$1.20	$1.08	$0.81	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	47	50	66	79	99	4,814	3,794	1,454	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	10	2	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137	19	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	31	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.50	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	40	73	89	101	130	13,024	8,449	4,753	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	3	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.35	$1.17	$1.18	$1.06	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.91	$1.74	$1.35	$1.17	$1.18	$1.06	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	16	19	26	28	33	30	40	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.94	$1.63	$1.45	$1.38	$1.23	$0.94	$1.52	$1.21	$1.00
Accumulation unit value at end of period	$2.15	$1.94	$1.63	$1.45	$1.38	$1.23	$0.94	$1.52	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	97	110	89	77	101	120	68	59	4
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.20	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.37	$1.22	$1.20	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	29	35	43	53	58	1,797	2,196	755	378
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.99	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$2.01	$1.99	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	76	54	63	60	57	102	89	82	259

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	63

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.05	$0.89	$1.03	$0.85	$0.64	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.17	$1.22	$1.05	$0.89	$1.03	$0.85	$0.64	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	29	37	44	37	48	2,555	2,223	1,578	427
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.12	$1.17	$0.97	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.82	$1.67	$1.23	$1.12	$1.17	$0.97	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	46	46	39	40	41	43	56	42	42
Oppenheimer Equity Income Fund/VA, Service Shares (9/15/2006)
Accumulation unit value at beginning of period	$1.29	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.29	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	10	17	25	5	9	—
Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.57	$1.25	$1.04	$1.15	$1.01	$0.73	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.58	$1.57	$1.25	$1.04	$1.15	$1.01	$0.73	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	117	120	110	125	140	139	112	83	41
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.29	$1.29	$1.14	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.44	$1.42	$1.44	$1.29	$1.29	$1.14	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	489	564	605	754	958	13,334	9,251	6,631	1,314
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.27	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.96	$1.77	$1.27	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	28	18	5	3	6	18	12	12	5
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	470	576	634	500	438	7,502	7,589	4,910	1,615
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	7	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,198	2,582	2,346	3,422	1,451	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.44	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,250	5,827	5,904	7,303	8,181	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	45	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	9	8	7	3	—	—	—	—

64	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.24	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	65	90	105	113	124	11,712	3,538	2,678	1,052
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.49	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	40	16	17	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.91	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	10	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,186	3,852	5,439	4,427	3,563	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,585	8,001	14,186	14,112	15,521	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	26	4	4	2	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.15	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	37	7	6	3	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	15	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.71	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.43	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	60	33	32	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	1	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.74	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.33	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.71	$1.33	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.75	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	7	7	8	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,902	19,673	25,365	16,923	8,826	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62,579	67,034	78,374	87,650	103,350	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	65

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,947	11,513	9,954	11,530	5,922	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,447	25,949	27,028	34,961	38,253	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,866	5,455	5,102	4,813	1,965	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,952	16,412	22,423	26,042	29,932	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.40	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	58	14	14	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.70	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.00	$1.83	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.92	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.74	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.16	$1.22	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.75	$1.73	$1.30	$1.16	$1.22	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	45	52	58	124	162	7,218	5,901	3,393	346
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.54	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	3	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.46	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	26	49	51	81	115	12,560	6,269	3,313	1,143

66	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	3	3	1	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.76	$1.31	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	46	46	47	2	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.91	$1.73	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	16	20	10	10	10	19	9	1	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	20	—	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.42	$1.18	$1.39	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.62	$1.71	$1.42	$1.18	$1.39	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	152	167	188	222	298	3,426	2,133	931	343
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.35	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.86	$1.79	$1.35	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	193	229	279	303	331	2,615	2,103	1,304	132
Wells Fargo Advantage VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.15	$0.97	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$1.08	$1.15	$0.97	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	35	51	50	53	54	6,603	10	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.38	$1.21	$1.29	$1.06	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.95	$1.78	$1.38	$1.21	$1.29	$1.06	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	26	32	33	39	20	37	9	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.25	$1.51	$1.42	$1.50	$1.20	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$2.18	$2.25	$1.51	$1.42	$1.50	$1.20	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	154	155	142	142	118	111	62	74	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—

Variable account charges of 1.15% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—
Accumulation unit value at end of period	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$0.99	$1.00
Accumulation unit value at end of period	$1.51	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.18	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.51	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	174	141	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	67

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.36	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	70	56	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.72	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—
Accumulation unit value at end of period	$1.35	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—
Accumulation unit value at end of period	$0.91	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.16	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$1.49	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

68	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—
Accumulation unit value at end of period	$1.08	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—
Accumulation unit value at end of period	$1.16	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6,958	7,034	4,449
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$0.96	$1.00
Accumulation unit value at end of period	$1.31	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$1.57	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.92	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.03	$1.00
Accumulation unit value at end of period	$1.50	$1.34	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$1.54	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.56	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.45	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.01	$1.00
Accumulation unit value at end of period	$1.42	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	69

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—
Accumulation unit value at end of period	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.41	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.03	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	19	38	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—
Accumulation unit value at end of period	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	18	17	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.00
Accumulation unit value at end of period	$1.20	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.45	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—
Accumulation unit value at end of period	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$1.27	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.01	$1.00
Accumulation unit value at end of period	$1.49	$1.37	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

70	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—
Accumulation unit value at end of period	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$1.58	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9	140	106
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00
Accumulation unit value at end of period	$0.97	$0.94	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—
Accumulation unit value at end of period	$0.71	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.28	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.04	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—
Accumulation unit value at end of period	$1.12	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.05	$1.00
Accumulation unit value at end of period	$1.05	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.39	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	17	108	280
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	71

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.75	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.23	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.38	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.98	$1.00
Accumulation unit value at end of period	$1.39	$1.25	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	280	237	133
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,330	1,259	1,113
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.43	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$1.40	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.32	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

72	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.10	$1.00
Accumulation unit value at end of period	$1.21	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—
Accumulation unit value at end of period	$1.04	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$1.39	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.55	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$0.94	$1.00
Accumulation unit value at end of period	$1.35	$1.39	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$0.99	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	$1.00
Accumulation unit value at end of period	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	6	16	41	31	31	25	26	87	18
AB VPS Growth and Income Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$2.11	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41	$1.36
Accumulation unit value at end of period	$2.28	$2.11	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	111	115	142	193	264	312	351	534	623	698
AB VPS International Value Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$1.97	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06	$1.79
Accumulation unit value at end of period	$1.83	$1.97	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	222	222	276	309	382	603	1,147	1,421	1,520	1,016
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.32	$1.15	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.02	$1.79	$1.32	$1.15	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	10	8	4	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	73

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	10	—	—	—	—	—	—	—	—
American Century VP International, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.19	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51	$1.35
Accumulation unit value at end of period	$2.04	$2.19	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	13	16	16	26	30	90	217	269	158	185
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	47	69	75	106	222	398	560	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.00
Accumulation unit value at end of period	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	38	42	53	62	135	129	118	42	664	109
American Century VP Value, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.25	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42
Accumulation unit value at end of period	$2.51	$2.25	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	309	231	274	350	375	414	569	1,164	1,347	1,479
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.16	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	341	300	17	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (11/7/2002)
Accumulation unit value at beginning of period	$1.68	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26	$1.20
Accumulation unit value at end of period	$1.82	$1.68	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	15	100	103	306	291	288	144
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.83	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	6	—	1	1	1	1	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.88	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24
Accumulation unit value at end of period	$2.04	$1.88	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	217	268	244	219	257	300	162	485	198	150
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	240	45	830	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	297	360	450	467	644	1,286	3,444	2,303	1,986	1,666
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	13	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.09	$1.13	$1.07	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	60	85	75	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.42	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10	$1.09
Accumulation unit value at end of period	$1.48	$1.42	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,288	1,358	1,721	1,921	2,480	5,619	6,022	6,003	5,478	2,694

74	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.59	$1.27	$1.13	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	168	173	36	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.60	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82	$1.62
Accumulation unit value at end of period	$2.82	$2.60	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	416	477	625	830	1,087	2,423	2,867	3,181	3,601	2,375
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	12	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	23	21	19	4	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.44	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27	$1.72
Accumulation unit value at end of period	$3.32	$3.44	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27
Number of accumulation units outstanding at end of period (000 omitted)	72	77	89	139	159	327	536	403	381	339
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.03	$1.13	$1.07	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	47	54	53	4	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.50	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19	$1.26
Accumulation unit value at end of period	$1.50	$1.50	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	519	536	610	711	809	1,674	2,093	2,465	2,116	1,478
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.34	$1.28	$1.12	$1.08	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	94	126	20	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.51	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44	$1.40
Accumulation unit value at end of period	$2.57	$2.51	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	208	173	185	236	412	500	818	1,579	2,004	2,130
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.12	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.32	$1.27	$1.12	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	349	385	99	36	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03	$1.01
Accumulation unit value at end of period	$1.78	$1.73	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	162	251	252	264	285	1,691	1,098	1,103	1,257	283
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.44	$1.20	$1.03	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	5	1	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.24	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62	$1.44
Accumulation unit value at end of period	$2.02	$2.24	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	64	68	77	81	62	86	127	200	243	237
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.37	$1.15	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.76	$1.37	$1.15	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.82	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30	$1.21
Accumulation unit value at end of period	$2.06	$1.82	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	68	72	77	117	159	184	279	440	531	660
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.41	$1.25	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.11	$1.85	$1.41	$1.25	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	75

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.89	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30	$1.24
Accumulation unit value at end of period	$2.15	$1.89	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	264	297	361	412	483	518	602	779	865	862
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	36	44	45	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	621	456	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	775	161	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,502	5,296	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,848	15,090	4,492	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00	—
Accumulation unit value at end of period	$1.64	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	220	228	310	364	409	2,370	2,024	1,539	1,164	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	101	106	68	102	183	189	279	232	549	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.17	$1.06	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.51	$1.17	$1.06	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.03	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40	$1.28
Accumulation unit value at end of period	$2.15	$2.03	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	6	7	11	16	27	62	43	57	59	77
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.33	$1.14	$1.26	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.81	$1.33	$1.14	$1.26	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	2	7	7	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	$1.00
Accumulation unit value at end of period	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	50	41	51	69	119	225	454	618	1,132	111
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.09	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31
Accumulation unit value at end of period	$2.34	$2.09	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	198	266	291	223	246	322	417	691	735	940
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.36	$1.17	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.04	$1.85	$1.36	$1.17	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	2	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07	$1.03
Accumulation unit value at end of period	$1.86	$1.69	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	11	8	10	16	18	5	14	29	15

76	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.33	$1.15	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.04	$1.96	$1.33	$1.15	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	2	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.92	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73	$1.67
Accumulation unit value at end of period	$3.06	$2.92	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	17	49	46	51	65	63	92	224	337	453
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.05	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	$1.05	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	12	17	17	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	101	129	140	226	327	482	738	720	991	1,237
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00	—
Accumulation unit value at end of period	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	73	85	118	137	134	161	167	44	479	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	96	87	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00	—
Accumulation unit value at end of period	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	421	535	455	389	453	1,260	1,127	1,335	1,077	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00	—
Accumulation unit value at end of period	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	600	775	787	904	1,007	1,393	2,566	2,154	2,206	—
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.02	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30	$1.23
Accumulation unit value at end of period	$2.20	$2.02	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	287	312	360	419	532	722	976	1,343	1,937	2,066
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.47	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68
Accumulation unit value at end of period	$3.64	$3.47	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	254	294	328	423	559	964	1,496	1,756	2,082	1,937
Fidelity® VIP Overseas Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.27	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75	$1.49
Accumulation unit value at end of period	$2.06	$2.27	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	98	99	113	120	170	204	286	425	456	397
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	26	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$1.76	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99	$1.77
Accumulation unit value at end of period	$2.00	$1.76	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	142	168	172	167	180	224	340	514	653	812
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	34	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.12	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36
Accumulation unit value at end of period	$2.24	$2.12	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	287	341	354	350	429	484	629	956	1,045	825

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	77

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.06	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59
Accumulation unit value at end of period	$3.04	$3.06	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	136	118	101	115	128	170	208	507	672	451
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	10	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.90	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72	$1.55
Accumulation unit value at end of period	$3.25	$2.90	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	219	261	289	325	408	473	646	1,282	1,607	1,641
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.05	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44	$1.37
Accumulation unit value at end of period	$2.36	$2.05	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	128	144	182	215	302	330	472	629	670	764
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.33	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	316	369	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	255	20	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06	$1.03
Accumulation unit value at end of period	$1.77	$1.64	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	394	456	567	739	831	1,461	2,030	2,124	2,626	1,753
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.39	$1.07	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.39	$1.07	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	102	21	14	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00	—
Accumulation unit value at end of period	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	9	10	9	16	28	38	300	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	122	118	116	131	160	697	765	403	4	—
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.32	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	29	19	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.09	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38	$1.36
Accumulation unit value at end of period	$2.29	$2.09	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	28	30	35	44	63	41	55	58	66	121
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	33	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

78	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	9	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.82	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47	$1.33
Accumulation unit value at end of period	$3.04	$2.82	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	18	23	23	23	33	27	31
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	71	86	158	190	2,089	1,885	1,445	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.17	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99	$1.52
Accumulation unit value at end of period	$2.75	$3.17	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	5	5	26	71	80	87	101	164	112	82
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	8	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$2.02	$1.57	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25	$1.21
Accumulation unit value at end of period	$2.22	$2.02	$1.57	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	14	15	20	32	82	99	95	193	311	340
MFS® New Discovery Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$2.93	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37	$1.32
Accumulation unit value at end of period	$2.68	$2.93	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	9	10	11	25	66	53	85	180	243	288
MFS® Utilities Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$4.16	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75
Accumulation unit value at end of period	$4.63	$4.16	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	65	101	104	79	96	138	206	303	338	298
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00	—
Accumulation unit value at end of period	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	41	46	51	61	65	349	540	236	443	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00	—
Accumulation unit value at end of period	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	34	38	77	111	137	173	146	78	353	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	40	38	58	69	68	498	604	584	558	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.24	$1.14	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.69	$1.24	$1.14	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	54	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.84	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07
Accumulation unit value at end of period	$1.86	$1.84	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	259	252	286	282	309	380	448	554	612	479
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03	$1.02
Accumulation unit value at end of period	$1.47	$1.46	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	931	1,148	1,312	1,442	1,891	3,833	4,296	4,132	3,060	1,589
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05
Accumulation unit value at end of period	$2.17	$1.96	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	42	38	29	33	52	84	158	355	385	192

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	79

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00	—
Accumulation unit value at end of period	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	432	545	951	1,025	819	1,698	2,046	1,725	1,792	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.24	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32	$1.18
Accumulation unit value at end of period	$2.82	$2.24	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	33	26	25	44	62	66	62	93	177	190
Putnam VT International Equity Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.01	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60	$1.45
Accumulation unit value at end of period	$1.85	$2.01	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	—	1	8	19	18	33	42	92	102	135
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	5	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,132	3,212	2,982	2,410	1,164	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	601	635	743	864	950	—	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	1	14	15	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.15	$1.10	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	34	49	48	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03	$1.02
Accumulation unit value at end of period	$1.34	$1.25	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	431	582	715	861	1,085	2,677	1,805	1,833	2,120	1,111
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.24	$1.03	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.49	$1.24	$1.03	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	291	181	12	4	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.90	$1.43	$1.21	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	18	18	19	4	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,095	6,489	8,176	7,853	2,274	—	—	—	—	—

80	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,150	1,297	1,676	1,494	1,943	—	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.28	$1.08	$0.94	$1.18	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	10	11	11	—	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.14	$1.11	$1.05	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	124	131	62	—	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.32	$1.19	$1.24	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.70	$1.32	$1.19	$1.24	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	5	12	12	—	—	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.07	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.43	$1.21	$1.07	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	29	34	35	1	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	7	175	36	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.37	$1.20	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.73	$1.37	$1.20	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	53	56	11	4	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.70	$1.33	$1.18	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	3	7	6	—	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.74	$1.30	$1.14	$1.15	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	12	18	17	1	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61,959	60,672	58,390	50,042	13,452	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,916	7,607	8,796	9,432	12,524	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,303	21,477	19,894	17,556	3,559	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,762	2,989	3,370	4,378	5,751	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,122	15,307	18,797	14,985	5,337	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,017	2,068	2,294	2,834	3,115	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	81

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.37	$1.07	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.40	$1.37	$1.07	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	12	10	10	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.35	$1.20	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.70	$1.35	$1.20	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	4	9	10	—	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.36	$1.21	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.99	$1.83	$1.36	$1.21	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	5	4	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.39	$1.27	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.92	$1.39	$1.27	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	38	42	4	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.16	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.73	$1.30	$1.16	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	44	51	10	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.97	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68	$1.61
Accumulation unit value at end of period	$3.00	$2.97	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	150	160	198	240	276	923	1,068	982	774	738
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.44	$1.20	$1.01	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	6	6	—	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.53	$1.21	$1.11	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	10	13	14	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00	—
Accumulation unit value at end of period	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	90	98	124	174	199	2,082	1,501	1,117	1,336	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	$1.05	$1.04	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	5	15	14	—	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.13	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.76	$1.31	$1.13	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	70	73	19	—	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03	$1.04
Accumulation unit value at end of period	$2.00	$1.81	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10	10	5	7	9	8	10	12	20	16
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.02	$1.01	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	38	33	33	—	—	—	—	—	—

82	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wanger International (11/7/2002)
Accumulation unit value at beginning of period	$4.35	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32	$1.93
Accumulation unit value at end of period	$4.11	$4.35	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32
Number of accumulation units outstanding at end of period (000 omitted)	114	135	156	217	284	555	648	846	949	906
Wanger USA (11/7/2002)
Accumulation unit value at beginning of period	$3.06	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81	$1.64
Accumulation unit value at end of period	$3.17	$3.06	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	254	281	388	478	609	958	1,256	1,812	1,951	1,792
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$1.89	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29	$1.25
Accumulation unit value at end of period	$2.20	$1.89	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	16	32	42	38	40	83	93	127	200	282
Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21	$1.05
Accumulation unit value at end of period	$1.34	$1.43	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	42	43	49	63	88	839	119	201	226	211
Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.68	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48
Accumulation unit value at end of period	$2.92	$2.68	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	28	41	48	54	34	35	39	42	48	155
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.53	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51
Accumulation unit value at end of period	$3.42	$3.53	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	35	37	65	92	146	172	147	127	116	136
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	2	—	—	—	—	—	—	—	—

Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.14	$1.01	$1.34	$1.15	$0.76	$1.46	$1.23	$1.00	—
Accumulation unit value at end of period	$1.43	$1.38	$1.14	$1.01	$1.34	$1.15	$0.76	$1.46	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	7	12	22	24	17	15	5	1	1	—
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00	—
Accumulation unit value at end of period	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.88	$0.72	$0.64	$0.81	$0.78	$0.59	$1.28	$1.23	$1.00	—
Accumulation unit value at end of period	$0.81	$0.88	$0.72	$0.64	$0.81	$0.78	$0.59	$1.28	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	37	57	75	84	97	156	215	112	24	—
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.22	$1.07	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00	—
Accumulation unit value at end of period	$1.86	$1.66	$1.22	$1.07	$1.12	$1.03	$0.76	$1.28	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	9	8	5	—	—	1	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	1	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.82	$1.42	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	$1.00	—
Accumulation unit value at end of period	$2.09	$1.82	$1.42	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	8	4	6	16	43	29	—	—
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.28	$1.14	$1.14	$1.00	$0.75	$1.30	$1.09	$1.00	—
Accumulation unit value at end of period	$1.87	$1.73	$1.28	$1.14	$1.14	$1.00	$0.75	$1.30	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	5	4	4	—	2	1	9	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	83

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00	—
Accumulation unit value at end of period	$1.69	$1.52	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	21	22	15	16	19	20	15	27	20	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.16	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	24	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.83	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	9	4	—	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$2.26	$1.88	$1.67	$1.65	$1.48	$1.21	$1.75	$1.74	$1.54	$1.50
Accumulation unit value at end of period	$2.46	$2.26	$1.88	$1.67	$1.65	$1.48	$1.21	$1.75	$1.74	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	2,270	2,433	2,592	2,960	3,205	3,847	5,126	7,741	10,786	14,558
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.58	$1.45	$1.21	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	18	30	31	35	35	39	24	19	6	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.22	$1.24	$1.25	$1.27	$1.28	$1.30	$1.29	$1.24	$1.20	$1.19
Accumulation unit value at end of period	$1.21	$1.22	$1.24	$1.25	$1.27	$1.28	$1.30	$1.29	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,240	2,269	3,012	3,383	1,338	2,245	3,839	4,580	3,891	3,784
Columbia Variable Portfolio – Cash Management Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.01	$1.00	—
Accumulation unit value at end of period	$0.99	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	34	54	89	53	56	112	347	197	83	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.77	$1.84	$1.73	$1.64	$1.53	$1.36	$1.47	$1.41	$1.37	$1.36
Accumulation unit value at end of period	$1.84	$1.77	$1.84	$1.73	$1.64	$1.53	$1.36	$1.47	$1.41	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	2,132	2,598	3,162	3,528	4,544	5,294	6,326	7,756	10,286	13,966
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.35	$1.27	$1.20	$1.12	$1.00	$1.08	$1.04	$1.00	—
Accumulation unit value at end of period	$1.35	$1.30	$1.35	$1.27	$1.20	$1.12	$1.00	$1.08	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	57	72	76	69	106	588	645	483	96	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$2.11	$1.68	$1.49	$1.59	$1.38	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.29	$2.11	$1.68	$1.49	$1.59	$1.38	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,118	3,559	3,806	4,576	5,685	6,823	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.09	$0.97	$1.04	$0.90	$0.71	$1.21	$1.14	$1.00	—
Accumulation unit value at end of period	$1.49	$1.37	$1.09	$0.97	$1.04	$0.90	$0.71	$1.21	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	39	35	53	56	69	313	252	113	37	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$1.93	$1.99	$1.67	$2.14	$1.81	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.93	$1.99	$1.67	$2.14	$1.81	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,605	1,921	2,178	2,534	3,246	3,748	—	—	—	—

84	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.52	$1.28	$1.64	$1.39	$0.81	$1.76	$1.29	$1.00	—
Accumulation unit value at end of period	$1.42	$1.48	$1.52	$1.28	$1.64	$1.39	$0.81	$1.76	$1.29	—
Number of accumulation units outstanding at end of period (000 omitted)	38	41	40	38	34	51	66	23	5	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.77	$1.94	$1.85	$1.79	$1.70	$1.54	$1.57	$1.48	$1.40	$1.49
Accumulation unit value at end of period	$1.76	$1.77	$1.94	$1.85	$1.79	$1.70	$1.54	$1.57	$1.48	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	545	719	810	925	1,254	1,443	2,071	2,644	3,492	5,854
Columbia Variable Portfolio – Global Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.36	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	$1.00	—
Accumulation unit value at end of period	$1.23	$1.24	$1.36	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	9	12	16	14	24	183	176	129	28	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$2.35	$2.25	$1.97	$1.88	$1.67	$1.10	$1.49	$1.48	$1.35	$1.32
Accumulation unit value at end of period	$2.41	$2.35	$2.25	$1.97	$1.88	$1.67	$1.10	$1.49	$1.48	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	1,432	1,654	1,854	1,955	2,355	2,822	3,431	5,472	8,612	13,042
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	$1.00	—
Accumulation unit value at end of period	$1.73	$1.69	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	4	7	7	7	8	14	6	4	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.60	$1.41	$1.35	$1.21	$0.86	$1.07	$1.06	$1.00	—
Accumulation unit value at end of period	$1.70	$1.66	$1.60	$1.41	$1.35	$1.21	$0.86	$1.07	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	43	41	33	59	54	233	124	73	30	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.64	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19	$1.06
Accumulation unit value at end of period	$1.48	$1.64	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2,006	2,334	2,618	3,038	3,846	4,729	6,192	9,052	12,088	14,290
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.09	$0.93	$1.08	$0.96	$0.76	$1.30	$1.16	$1.00	—
Accumulation unit value at end of period	$1.18	$1.31	$1.09	$0.93	$1.08	$0.96	$0.76	$1.30	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	1	—	4	1	4	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.48	$1.15	$0.97	$1.01	$0.87	$0.65	$1.18	$1.16	$1.00	—
Accumulation unit value at end of period	$1.66	$1.48	$1.15	$0.97	$1.01	$0.87	$0.65	$1.18	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	2	8	4	5	4	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (10/8/1996)
Accumulation unit value at beginning of period	$1.92	$1.46	$1.30	$1.25	$1.08	$0.88	$1.54	$1.51	$1.33	$1.27
Accumulation unit value at end of period	$2.19	$1.92	$1.46	$1.30	$1.25	$1.08	$0.88	$1.54	$1.51	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	5,329	6,103	6,716	7,542	9,049	10,716	13,693	19,407	28,231	7,629
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.18	$1.16	$1.00	—
Accumulation unit value at end of period	$1.67	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.18	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.24	$1.12	$1.16	$0.97	$0.77	$1.30	$1.12	$1.00	—
Accumulation unit value at end of period	$1.80	$1.66	$1.24	$1.12	$1.16	$0.97	$0.77	$1.30	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	12	7	9	10	20	234	157	78	21	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.07	$0.92	$1.11	$0.99	$0.72	$1.42	$1.20	$1.00	—
Accumulation unit value at end of period	$1.19	$1.27	$1.07	$0.92	$1.11	$0.99	$0.72	$1.42	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	15	10	7	9	9	12	16	9	10	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	$1.00	—
Accumulation unit value at end of period	$1.49	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	1,703	1,852	2,018	2,215	2,528	3,002	3,675	5,047	6,418	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	85

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.28	$1.16	$1.39	$1.11	$0.69	$1.27	$1.13	$1.00	—
Accumulation unit value at end of period	$1.75	$1.65	$1.28	$1.16	$1.39	$1.11	$0.69	$1.27	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	4	4	3	2	3	2	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.18	$1.01	$1.12	$0.92	$0.66	$1.22	$1.12	$1.00	—
Accumulation unit value at end of period	$1.78	$1.60	$1.18	$1.01	$1.12	$0.92	$0.66	$1.22	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	6	8	23	30	20	11	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	28	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.15	$1.00	—
Accumulation unit value at end of period	$1.73	$1.55	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	6	3	1	—	—	—	—	4	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.56	$1.14	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00	—
Accumulation unit value at end of period	$1.71	$1.56	$1.14	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	1	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.19	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	$1.00	—
Accumulation unit value at end of period	$1.82	$1.74	$1.19	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	9	7	8	12	10	3	4	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$1.00	—
Accumulation unit value at end of period	$1.10	$1.05	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	12	15	17	8	15	5	1	—	—	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.75	$0.85	$0.88	$1.02	$0.89	$0.75	$1.15	$0.99	$1.00	—
Accumulation unit value at end of period	$0.62	$0.75	$0.85	$0.88	$1.02	$0.89	$0.75	$1.15	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	11	26	27	26	21	18	5	6	9	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.04	$0.86	$1.02	$0.94	$0.76	$1.34	$1.16	$1.00	—
Accumulation unit value at end of period	$1.16	$1.21	$1.04	$0.86	$1.02	$0.94	$0.76	$1.34	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	3	8	2	2	2	1	3	—	—	—
Eaton Vance VT Floating-Rate Income Fund (7/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.24	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	168	200	134	107	107	233	236	268	107	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.61	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00	—
Accumulation unit value at end of period	$1.77	$1.61	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	79	88	81	70	75	112	163	102	42	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.78	$1.33	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00	—
Accumulation unit value at end of period	$1.86	$1.78	$1.33	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	52	64	74	74	72	130	141	72	13	—
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.35	$1.16	$1.00	—
Accumulation unit value at end of period	$1.17	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.35	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	30	21	18	14	12	8	9	7	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	$1.00	—
Accumulation unit value at end of period	$1.03	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	14	16	8	10	10	8	11	7	1	—

86	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	11	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00	—
Accumulation unit value at end of period	$1.46	$1.38	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	62	67	78	92	87	77	68	53	8	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.30	$1.12	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00	—
Accumulation unit value at end of period	$1.74	$1.76	$1.30	$1.12	$1.17	$0.93	$0.73	$1.10	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	6	9	6	8	8	22	23	19	2	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00	—
Accumulation unit value at end of period	$1.65	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	62	69	76	72	43	32	8	8	1	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.52	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00	—
Accumulation unit value at end of period	$1.64	$1.52	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	6	8	75	91	46	15	—
Invesco V.I. Core Equity Fund, Series I Shares (10/8/1996)
Accumulation unit value at beginning of period	$2.62	$2.05	$1.83	$1.85	$1.71	$1.35	$1.96	$1.83	$1.59	$1.53
Accumulation unit value at end of period	$2.80	$2.62	$2.05	$1.83	$1.85	$1.71	$1.35	$1.96	$1.83	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	2,966	3,440	3,738	4,290	5,251	6,436	8,124	11,316	15,911	22,011
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.38	$1.07	$0.91	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.38	$1.07	$0.91	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	12	8	5	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	$1.00	—
Accumulation unit value at end of period	$2.17	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	7	5	2	1	3	3	8	—	4	—
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.38	$1.22	$1.00	—
Accumulation unit value at end of period	$1.45	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.38	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	16	22	28	35	39	120	90	34	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.31	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	5	12	—	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	1	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	87

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	26	27	21	27	246	175	81	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.34	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13	$1.00	—
Accumulation unit value at end of period	$1.89	$1.72	$1.34	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	8	10	7	10	9	3	6	—	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.21	$1.00	—
Accumulation unit value at end of period	$2.13	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	7	5	10	11	14	20	18	13	2	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.19	$0.93	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00	—
Accumulation unit value at end of period	$1.36	$1.21	$1.19	$0.93	$1.05	$0.87	$0.62	$1.13	$1.25	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	12	11	12	36	48	21	11	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.97	$1.45	$1.35	$1.48	$1.13	$0.73	$1.39	$1.14	$1.00	—
Accumulation unit value at end of period	$1.98	$1.97	$1.45	$1.35	$1.48	$1.13	$0.73	$1.39	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	3	5	6	11	9	10	9	3	7	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.21	$1.19	$1.00	—
Accumulation unit value at end of period	$1.15	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.21	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	5	5	6	41	36	28	9	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.11	$1.17	$0.96	$0.74	$1.24	$1.17	$1.00	—
Accumulation unit value at end of period	$1.80	$1.65	$1.22	$1.11	$1.17	$0.96	$0.74	$1.24	$1.17	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	1	1	1	—	—	—
Oppenheimer Equity Income Fund/VA, Service Shares (9/15/2006)
Accumulation unit value at beginning of period	$1.28	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	$1.00	—
Accumulation unit value at end of period	$1.40	$1.28	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	19	19	19	18	12	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.24	$1.03	$1.14	$1.00	$0.73	$1.24	$1.18	$1.00	—
Accumulation unit value at end of period	$1.56	$1.55	$1.24	$1.03	$1.14	$1.00	$0.73	$1.24	$1.18	—
Number of accumulation units outstanding at end of period (000 omitted)	19	17	15	12	10	8	6	6	1	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.43	$1.28	$1.28	$1.13	$0.97	$1.15	$1.06	$1.00	—
Accumulation unit value at end of period	$1.42	$1.40	$1.43	$1.28	$1.28	$1.13	$0.97	$1.15	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	33	67	71	70	95	364	337	224	43	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.26	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	$1.00	—
Accumulation unit value at end of period	$1.93	$1.75	$1.26	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	1	2	3	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00	—
Accumulation unit value at end of period	$1.39	$1.40	$1.42	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	46	64	106	102	103	163	209	132	51	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

88	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IA Shares (10/8/1996)
Accumulation unit value at beginning of period	$1.96	$1.45	$1.26	$1.34	$1.13	$0.86	$1.43	$1.36	$1.27	$1.16
Accumulation unit value at end of period	$2.21	$1.96	$1.45	$1.26	$1.34	$1.13	$0.86	$1.43	$1.36	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	2,735	3,119	3,409	3,746	4,233	5,013	6,554	8,906	12,653	17,270
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	107	14	15	8	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	73	71	66	67	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	5	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.31	$1.26	$1.16	$1.13	$1.07	$1.08	$1.01	$1.00	—
Accumulation unit value at end of period	$1.31	$1.23	$1.31	$1.26	$1.16	$1.13	$1.07	$1.08	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	3	10	4	4	15	262	120	98	38	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	47	63	69	100	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	393	401	581	551	1,009	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	88	120	215	153	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	967	953	1,056	1,280	1,312	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	209	74	161	123	8	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	466	450	428	418	596	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	146	146	121	71	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.22	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	222	324	435	397	362	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	89

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.15	$1.22	$0.99	$0.73	$1.09	$1.16	$1.00	—
Accumulation unit value at end of period	$1.73	$1.71	$1.29	$1.15	$1.22	$0.99	$0.73	$1.09	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	1	3	3	3	8	121	106	56	5	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	$1.00	—
Accumulation unit value at end of period	$1.44	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	9	199	125	61	26	—
Variable Portfolio – Victory Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	$1.00	—
Accumulation unit value at end of period	$1.89	$1.71	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	7	6	5	4	4	1	5	1	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.40	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23	$1.00	—
Accumulation unit value at end of period	$1.60	$1.69	$1.40	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	18	25	84	56	24	6	—
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.34	$1.13	$1.19	$0.98	$0.69	$1.17	$1.12	$1.00	—
Accumulation unit value at end of period	$1.83	$1.77	$1.34	$1.13	$1.19	$0.98	$0.69	$1.17	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	19	20	29	33	37	84	69	40	2	—
Wells Fargo Advantage VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.14	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	$1.00	—
Accumulation unit value at end of period	$1.06	$1.14	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	7	129	3	2	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.37	$1.20	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00	—
Accumulation unit value at end of period	$1.92	$1.76	$1.37	$1.20	$1.28	$1.05	$0.72	$1.22	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	7	13	10	12	5	6	—	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.22	$1.50	$1.41	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00	—
Accumulation unit value at end of period	$2.15	$2.22	$1.50	$1.41	$1.49	$1.19	$0.79	$1.37	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	12	30	47	53	53	51	36	24	7	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—	—

90	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.13	$1.01	$1.34	$1.14	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.42	$1.37	$1.13	$1.01	$1.34	$1.14	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5	3	7	21	23	36	25	25	58
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	63	73	75	75	87	83	71	66	7
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.87	$0.72	$0.64	$0.80	$0.78	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.81	$0.87	$0.72	$0.64	$0.80	$0.78	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	146	189	249	322	377	1,394	3,694	1,875	431
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.85	$1.65	$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	64	15	2	14	—	—	—	19	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	58	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.41	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$2.08	$1.81	$1.41	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	61	74	84	94	125	515	941	1,057	19
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.27	$1.13	$1.14	$0.99	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.86	$1.72	$1.27	$1.13	$1.14	$0.99	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	11	13	14	14	13	—	7	393
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.69	$1.51	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	182	150	196	127	159	155	130	142	76
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	199	131	32	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.02	$1.00	—
Accumulation unit value at end of period	$1.82	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	37	7	4	2	8	13	11	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.57	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	64	61	47	72	77	104	8	87	12
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.96	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	62	15	7	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.02	$1.03	$1.05	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.01	$1.02	$1.03	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	130	160	208	385	634	993	1,812	1,238	385
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	11	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	7	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	91

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.09	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	211	212	226	34	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.34	$1.26	$1.20	$1.12	$0.99	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.29	$1.34	$1.26	$1.20	$1.12	$0.99	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	592	704	754	744	841	13,045	12,148	9,119	2,248
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.59	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	26	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.09	$0.97	$1.03	$0.90	$0.71	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.48	$1.36	$1.09	$0.97	$1.03	$0.90	$0.71	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	244	261	304	476	573	7,761	6,252	3,315	1,118
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	7	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.52	$1.27	$1.63	$1.38	$0.80	$1.76	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.47	$1.52	$1.27	$1.63	$1.38	$0.80	$1.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	65	99	105	144	145	830	1,826	817	193
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	41	52	15	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.35	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.23	$1.35	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	211	249	281	290	307	4,144	3,815	2,993	611
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.34	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	30	24	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.72	$1.68	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	127	169	181	170	216	150	116	178	40
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.31	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	502	535	39	9	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.66	$1.60	$1.41	$1.34	$1.20	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.70	$1.66	$1.60	$1.41	$1.34	$1.20	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	98	134	137	152	167	5,045	2,619	2,072	761
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.44	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.08	$0.93	$1.08	$0.96	$0.76	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.30	$1.08	$0.93	$1.08	$0.96	$0.76	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	28	28	17	26	30	68	27	46	21

92	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.75	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	7	5	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.14	$0.96	$1.01	$0.87	$0.65	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.65	$1.47	$1.14	$0.96	$1.01	$0.87	$0.65	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	17	18	18	41	50	39	38	38	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$1.85	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.16	$1.00
Accumulation unit value at end of period	$1.67	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6	—	3	2	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	42	60	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	343	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	949	319	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,175	4,091	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,957	34,452	23,935	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (7/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.24	$1.12	$1.16	$0.97	$0.77	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.79	$1.65	$1.24	$1.12	$1.16	$0.97	$0.77	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	120	156	165	187	204	6,307	4,260	2,481	656
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.18	$1.26	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	26	34	46	75	91	101	89	65	275
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.27	$1.16	$1.38	$1.11	$0.69	$1.26	$1.13	$1.00
Accumulation unit value at end of period	$1.74	$1.65	$1.27	$1.16	$1.38	$1.11	$0.69	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	5	26	—	3	2
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.33	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.00	$1.80	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	3	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.17	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.77	$1.60	$1.17	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	69	74	66	123	174	488	947	692	591
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	93

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.72	$1.54	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	88	59	64	46	46	39	32	10	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.36	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.85	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.55	$1.14	$0.98	$1.00	$0.84	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.70	$1.55	$1.14	$0.98	$1.00	$0.84	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	3	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.33	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.95	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.18	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.81	$1.73	$1.18	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	20	18	30	33	24	11	8	2	8
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	70	51	36	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	9	6	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.10	$1.05	$1.08	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	64	76	151	143	271	336	280	34	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.75	$0.85	$0.88	$1.02	$0.88	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.62	$0.75	$0.85	$0.88	$1.02	$0.88	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	79	83	95	121	121	139	85	35	298
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	78	31	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.04	$0.85	$1.02	$0.94	$0.76	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.15	$1.20	$1.04	$0.85	$1.02	$0.94	$0.76	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	14	26	26	26	24	18	26	—
Eaton Vance VT Floating-Rate Income Fund (7/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.21	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.24	$1.21	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	317	386	385	496	454	3,520	2,517	1,854	700
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.60	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.77	$1.60	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	670	663	729	752	865	1,975	4,301	3,188	1,284
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.85	$1.77	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	285	318	313	312	385	1,768	2,783	1,386	338
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.29	$1.00	$0.84	$1.03	$0.93	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	48	61	59	60	76	101	78	75	36
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	14	—	—	—	—	—	—	—

94	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.02	$0.90	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	72	85	90	94	101	119	91	89	10
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125	71	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.37	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	301	328	316	297	417	430	422	426	101
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.74	$1.75	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	80	76	63	47	72	67	45	48	16
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9	8	14	13	34	60	65	73	55
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	34	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.51	$1.13	$0.96	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.63	$1.51	$1.13	$0.96	$1.00	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	86	109	154	155	153	2,128	2,873	1,873	832
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.38	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.38	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	25	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.84	$1.33	$1.11	$1.09	$1.05	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.16	$1.84	$1.33	$1.11	$1.09	$1.05	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	46	50	61	58	50	47	45	26	206
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.46	$1.25	$1.10	$1.19	$1.07	$0.81	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.44	$1.46	$1.25	$1.10	$1.19	$1.07	$0.81	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	67	79	96	119	122	2,490	2,222	952	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	6	8	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	23	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	95

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	61	111	120	151	187	6,597	4,924	3,189	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.33	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.88	$1.71	$1.33	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	26	36	31	44	46	32	10	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20	$1.00
Accumulation unit value at end of period	$2.12	$1.91	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	155	122	122	105	80	86	97	61	29
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.19	$0.92	$1.04	$0.86	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.35	$1.20	$1.19	$0.92	$1.04	$0.86	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	30	44	46	53	72	934	1,282	484	279
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.96	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14	$1.00
Accumulation unit value at end of period	$1.97	$1.96	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	12	19	24	23	20	36	24	9	202
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.03	$0.88	$1.02	$0.85	$0.64	$1.21	$1.18	$1.00
Accumulation unit value at end of period	$1.15	$1.20	$1.03	$0.88	$1.02	$0.85	$0.64	$1.21	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	37	45	36	48	55	1,316	1,317	1,079	345
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.65	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	35	35	—	—	1	1	2	—	—
Oppenheimer Equity Income Fund/VA, Service Shares (9/15/2006)
Accumulation unit value at beginning of period	$1.27	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.27	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.54	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.56	$1.54	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	90	46	74	60	76	61	65	68	18
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.41	$1.40	$1.42	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	916	1,174	1,287	1,382	1,598	8,043	6,568	5,113	892
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.92	$1.75	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	16	22	24	27	29	40	43	48	17
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.39	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	326	508	587	511	469	3,861	4,557	3,298	1,204
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	66	—	—	—	—	—	—

96	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	865	948	320	616	622	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,250	3,166	3,876	4,832	5,400	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	18	32	5	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	21	19	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.26	$1.16	$1.12	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.22	$1.31	$1.26	$1.16	$1.12	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	237	297	322	356	357	6,263	2,357	1,866	868
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	10	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.90	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	12	21	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	665	1,318	2,281	840	730	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,890	3,784	7,781	7,531	9,790	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.27	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	43	13	—	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	62	99	5	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.70	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	3	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	97

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.42	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	—	—	—	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.37	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.73	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	17	18	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.70	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.74	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	37	4	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,062	9,770	6,617	4,588	2,283	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,336	33,786	34,926	39,214	48,051	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,802	3,562	2,646	2,032	1,190	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,119	10,405	11,775	14,831	15,140	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,808	4,760	4,838	2,313	1,420	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,890	9,909	13,057	14,186	15,285	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.37	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	29	23	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.34	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.69	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	9	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.82	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

98	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.91	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.72	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.71	$1.28	$1.14	$1.21	$0.99	$0.73	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.72	$1.71	$1.28	$1.14	$1.21	$0.99	$0.73	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	66	93	122	148	173	3,652	3,422	2,314	279
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.43	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	8	6	—	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.53	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	41	41	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.44	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	54	106	115	147	147	6,336	3,670	2,212	859
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.75	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	19	—	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.88	$1.70	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	14	15	15	16	17	4	4	4	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	31	49	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.40	$1.16	$1.38	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.59	$1.69	$1.40	$1.16	$1.38	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	180	208	225	264	316	1,829	1,311	679	272
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$1.77	$1.34	$1.13	$1.19	$0.97	$0.69	$1.16	$1.12	$1.00
Accumulation unit value at end of period	$1.83	$1.77	$1.34	$1.13	$1.19	$0.97	$0.69	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	162	195	215	236	290	1,460	1,339	954	103
Wells Fargo Advantage VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.13	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	$1.00
Accumulation unit value at end of period	$1.06	$1.13	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	28	49	57	79	75	3,390	7	13	9
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.76	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.92	$1.76	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	23	26	35	42	7	2	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.22	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$2.15	$2.22	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12	10	10	12	29	46	40	39	16
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	99

Variable account charges of 1.35% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.00	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	17	1	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	6	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.88	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	37	14	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	3	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.56	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	111	10	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	15	25	14	17	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	3	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	12	12	25	44	37
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.71	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	16	7	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	54	6	2	1	7
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	13	17
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	14	10	2	6	11

100	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	33	4	2	6	6
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.29	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9	6	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.96	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.10	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	64	9	5	13	13
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	437	261	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,451	627	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,947	3,851	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,729	6,206	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.17	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.30	$1.39	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.59	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	6	1	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.95	$1.75	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	96	26	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.02	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.03	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	101

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	34	27	1	1	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	6	8	10	3
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	10	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.88	$1.71	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	95	37	1	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.73	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	12	6	1	—	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	2	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.64	$1.56	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.93	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	4	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	3	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

102	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	124	5	1	1	2
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.68	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	18	17	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.82	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.61	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	11	1	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.09	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	8	1	1	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.49	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	312	97	68	60	21
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	47	19	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	103

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	16	8	—	—	2
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.92	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	2
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	194	206	302	237	56
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.08	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.16	$1.27	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3	1	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	15	14	5	13	17
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.79	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	2
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	41	27	5	13	13
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.85	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.88	$1.69	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	14	13	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.89	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	24	13	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.36	$1.32	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3,481	2,016	781	380	15
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	851	432	140	168	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	712	576	339	410	188
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.56	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	11	4	1	—	—

104	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.83	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.97	$1.82	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	—	1	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.87	$1.91	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.31	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.68	$1.52	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.93	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	11	4	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	69	66	29	45	44
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.83	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.84	$1.90	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	17	13	1	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	105

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$1.50	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.50	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—
Accumulation unit value at end of period	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.37	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—
Accumulation unit value at end of period	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.00
Accumulation unit value at end of period	$0.98	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

106	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.46	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$1.48	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—
Accumulation unit value at end of period	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—
Accumulation unit value at end of period	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	90	92	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	982	1,008	555
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$0.96	$1.00
Accumulation unit value at end of period	$1.30	$1.23	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$1.56	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.91	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.03	$1.00
Accumulation unit value at end of period	$1.53	$1.39	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.55	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	107

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$1.44	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.01	$1.00
Accumulation unit value at end of period	$1.41	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—
Accumulation unit value at end of period	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.40	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—
Accumulation unit value at end of period	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

108	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—
Accumulation unit value at end of period	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$1.26	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.48	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—
Accumulation unit value at end of period	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$1.57	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—
Accumulation unit value at end of period	$0.71	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—
Accumulation unit value at end of period	$1.11	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	109

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.21	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	205	205
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.75	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.22	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$1.37	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$1.38	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.50	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	2	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	351	622	117
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4

110	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.43	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$1.39	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.10	$1.00
Accumulation unit value at end of period	$1.20	$1.31	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—
Accumulation unit value at end of period	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$0.99	$1.00
Accumulation unit value at end of period	$1.38	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$1.54	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$1.34	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	111

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.12	$1.00	$1.33	$1.14	$0.75	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.40	$1.36	$1.12	$1.00	$1.33	$1.14	$0.75	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	3	2	2	1	—
AB VPS Growth and Income Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.49	$1.12	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.49	$1.12	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	24	27	15	19	24	28	37	5	—
AB VPS International Value Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$0.86	$0.71	$0.63	$0.80	$0.78	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.80	$0.86	$0.71	$0.63	$0.80	$0.78	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	9	13	32	39	104	366	187	43
AB VPS Large Cap Growth Portfolio (Class B) (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.83	$1.63	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	14	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.79	$1.40	$1.22	$1.25	$1.06	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$2.05	$1.79	$1.40	$1.22	$1.25	$1.06	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19	17	19	22	21	38	104	107	—
American Century VP Ultra®, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.70	$1.26	$1.12	$1.13	$0.99	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.84	$1.70	$1.26	$1.12	$1.13	$0.99	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	4	2	—	2	3	17
American Century VP Value, Class II (7/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.67	$1.50	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	43	49	57	19	21	14	18	30	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	6	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.80	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	1	1	1	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.55	$1.43	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	73	69	30	19	21	34	14	51	9
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	41	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.01	$1.03	$1.04	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$1.00	$1.01	$1.03	$1.04	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	25	56	151	238	436	708	1,186	1,071	287
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—	—

112	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.33	$1.25	$1.19	$1.12	$0.99	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.28	$1.33	$1.25	$1.19	$1.12	$0.99	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	189	243	301	256	276	1,606	1,847	1,476	221
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.08	$0.96	$1.03	$0.89	$0.71	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.46	$1.35	$1.08	$0.96	$1.03	$0.89	$0.71	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26	15	18	33	43	589	591	310	75
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.50	$1.26	$1.62	$1.38	$0.80	$1.76	$1.29	$1.00
Accumulation unit value at end of period	$1.40	$1.45	$1.50	$1.26	$1.62	$1.38	$0.80	$1.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	26	28	27	44	39	75	168	60	9
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.34	$1.28	$1.24	$1.18	$1.07	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.21	$1.22	$1.34	$1.28	$1.24	$1.18	$1.07	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	71	81	89	115	131	546	561	415	58
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.59	$1.40	$1.34	$1.19	$0.79	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.70	$1.67	$1.59	$1.40	$1.34	$1.19	$0.79	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	11	12	25	35	26	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	37	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.58	$1.40	$1.34	$1.20	$0.85	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.67	$1.64	$1.58	$1.40	$1.34	$1.20	$0.85	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	24	24	25	34	32	466	272	219	75
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.07	$0.92	$1.07	$0.95	$0.76	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.29	$1.07	$0.92	$1.07	$0.95	$0.76	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	2	3	4	8

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	113

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.13	$0.96	$1.00	$0.87	$0.64	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.63	$1.45	$1.13	$0.96	$1.00	$0.87	$0.64	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.10	$0.98	$0.95	$0.82	$0.67	$1.17	$1.16	$1.00
Accumulation unit value at end of period	$1.65	$1.45	$1.10	$0.98	$0.95	$0.82	$0.67	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	1	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	225	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	873	398	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,264	832	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (7/24/2006)
Accumulation unit value at beginning of period	$1.64	$1.22	$1.11	$1.15	$0.96	$0.77	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.76	$1.64	$1.22	$1.11	$1.15	$0.96	$0.77	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	16	16	21	34	32	493	404	226	89
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.17	$1.25	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	9	9	12	15	11	19
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.26	$1.15	$1.37	$1.10	$0.69	$1.26	$1.13	$1.00
Accumulation unit value at end of period	$1.72	$1.63	$1.26	$1.15	$1.37	$1.10	$0.69	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	1	1	2	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.58	$1.16	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.75	$1.58	$1.16	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	13	13	34	71	53	24
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

114	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.70	$1.53	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	19	11	2	1	1	6	1	21	10
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.53	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.68	$1.53	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	11	11	10	11	—	1	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.02	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.72	$1.17	$1.01	$1.12	$0.90	$0.65	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.79	$1.72	$1.17	$1.01	$1.12	$0.90	$0.65	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	1	—	2	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.07	$1.07	$1.07	$1.05	$1.01	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.03	$1.07	$1.07	$1.07	$1.05	$1.01	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	46	65	89	91	154	122	81	48	13
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/24/2006)
Accumulation unit value at beginning of period	$0.74	$0.84	$0.87	$1.01	$0.88	$0.75	$1.14	$0.99	$1.00
Accumulation unit value at end of period	$0.61	$0.74	$0.84	$0.87	$1.01	$0.88	$0.75	$1.14	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	18	17	17	18	10	15	9	7	21
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.03	$0.85	$1.01	$0.93	$0.76	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.14	$1.19	$1.03	$0.85	$1.01	$0.93	$0.76	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	2	—	1	—	—
Eaton Vance VT Floating-Rate Income Fund (7/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.14	$1.12	$1.05	$0.73	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.23	$1.20	$1.14	$1.12	$1.05	$0.73	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	89	182	162	186	189	520	530	400	285
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11	$1.00
Accumulation unit value at end of period	$1.74	$1.59	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	69	60	43	59	59	126	349	300	79
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.83	$1.75	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	46	34	38	73	80	195	322	117	32
Fidelity® VIP Overseas Portfolio Service Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.27	$0.99	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.15	$1.27	$0.99	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	11	13	15	18	27	32	35	10	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	3	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	115

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$0.89	$0.88	$0.70	$0.76	$0.63	$0.54	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.01	$0.89	$0.88	$0.70	$0.76	$0.63	$0.54	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	4	4	14	14	12	13	22	2
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	30	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.43	$1.36	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	38	26	20	38	43	50	71	85	2
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.71	$1.73	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	56	44	57	17	23	30	37	23	16
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.62	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	—	1	34	39	37	38	5	2
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13	$1.00
Accumulation unit value at end of period	$1.61	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6	2	2	10	22	188	262	187	93
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.37	$1.06	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.37	$1.06	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	5	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.81	$1.31	$1.11	$1.08	$1.04	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.14	$1.81	$1.31	$1.11	$1.08	$1.04	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	3	5	2	1	7
Invesco V.I. International Growth Fund, Series II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.09	$1.19	$1.07	$0.80	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.43	$1.44	$1.23	$1.09	$1.19	$1.07	$0.80	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	6	9	72	74	260	254	97	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

116	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	74	76	574	502	276	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.32	$1.15	$1.16	$1.05	$0.77	$1.23	$1.13	$1.00
Accumulation unit value at end of period	$1.85	$1.69	$1.32	$1.15	$1.16	$1.05	$0.77	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	8	9	2	3	1	5	3	—	—
MFS® Utilities Series – Service Class (7/24/2006)
Accumulation unit value at beginning of period	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20	$1.00
Accumulation unit value at end of period	$2.09	$1.89	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	46	42	15	37	45	48	57	28	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.17	$0.92	$1.04	$0.86	$0.62	$1.12	$1.25	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17	$0.92	$1.04	$0.86	$0.62	$1.12	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	6	6	4	6	5	60	101	57	22
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14	$1.00
Accumulation unit value at end of period	$1.95	$1.94	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	1	1	2	2	5	12
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.02	$0.88	$1.01	$0.84	$0.64	$1.20	$1.18	$1.00
Accumulation unit value at end of period	$1.13	$1.19	$1.02	$0.88	$1.01	$0.84	$0.64	$1.20	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	11	12	2	4	3	84	95	91	19
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/24/2006)
Accumulation unit value at beginning of period	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.77	$1.63	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Equity Income Fund/VA, Service Shares (9/15/2006)
Accumulation unit value at beginning of period	$1.26	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	1	2	1	1	—
Oppenheimer Global Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.54	$1.53	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	19	1	4	30	32	41	48	16	23
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.40	$1.38	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	143	172	203	311	347	1,011	997	672	103
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/24/2006)
Accumulation unit value at beginning of period	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.90	$1.73	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2
PIMCO VIT All Asset Portfolio, Advisor Class (7/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.38	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	133	161	205	133	87	345	557	401	106
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	117

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,631	2,086	2,258	2,243	42	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	52	64	64	64	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.30	$1.24	$1.15	$1.12	$1.06	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.21	$1.30	$1.24	$1.15	$1.12	$1.06	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	13	14	19	19	43	671	343	300	83
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,009	4,508	6,544	5,782	4,585	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,191	2,213	2,592	2,613	2,906	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	30	—	—	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

118	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,404	12,890	10,380	9,526	4,427	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	874	1,531	1,677	2,110	2,833	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,714	2,264	2,826	3,020	416	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,112	1,029	815	1,028	1,118	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,936	3,209	3,443	2,731	1,348	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,414	1,491	1,737	1,622	1,333	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.38	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	1	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	119

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.69	$1.27	$1.14	$1.21	$0.98	$0.73	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.70	$1.69	$1.27	$1.14	$1.21	$0.98	$0.73	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	6	6	251	269	186	9
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.42	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2	2	5	11	18	446	335	205	61
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (7/24/2006)
Accumulation unit value at beginning of period	$1.68	$1.26	$1.09	$1.18	$0.98	$0.73	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.86	$1.68	$1.26	$1.09	$1.18	$0.98	$0.73	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	—	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wanger International (7/24/2006)
Accumulation unit value at beginning of period	$1.67	$1.38	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.57	$1.67	$1.38	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	16	17	8	65	61	163	172	46	11
Wanger USA (7/24/2006)
Accumulation unit value at beginning of period	$1.75	$1.32	$1.12	$1.18	$0.97	$0.69	$1.16	$1.12	$1.00
Accumulation unit value at end of period	$1.80	$1.75	$1.32	$1.12	$1.18	$0.97	$0.69	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	60	67	78	19	27	102	109	81	12
Wells Fargo Advantage VT International Equity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.12	$0.95	$0.85	$0.99	$0.86	$0.76	$1.32	$1.16	$1.00
Accumulation unit value at end of period	$1.04	$1.12	$0.95	$0.85	$0.99	$0.86	$0.76	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	9	12	13	14	309	7	1	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.89	$1.74	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	10	12	17	23	6	2	1	1	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/24/2006)
Accumulation unit value at beginning of period	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22	$1.00
Accumulation unit value at end of period	$2.12	$2.19	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	17	6	7	11	11	5	2	4	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

120	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.00
Accumulation unit value at end of period	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	1
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	1
American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.00
Accumulation unit value at end of period	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	32	14
BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	1
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	15	14
Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	9	236
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00
Accumulation unit value at end of period	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00
Accumulation unit value at end of period	$0.90	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	7	3
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9	9

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	121

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$1.00
Accumulation unit value at end of period	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.02	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	1
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	75	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	8	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	62	6
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	118	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.06	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	1
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3	1
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00
Accumulation unit value at end of period	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1	1
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	12	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00
Accumulation unit value at end of period	$1.32	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	1
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.00
Accumulation unit value at end of period	$1.35	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2	1

122	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1	1
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	5	4
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	45	16
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	9	1
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	8	8
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	56	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.00
Accumulation unit value at end of period	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.25	$1.00
Accumulation unit value at end of period	$1.23	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	7	1
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$0.98	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	4	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	5	3
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00
Accumulation unit value at end of period	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	12	5
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	—
Janus Aspen Series Janus Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	7	6

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	123

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00
Accumulation unit value at end of period	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	—
MFS® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	5
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.00
Accumulation unit value at end of period	$1.24	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	1
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.29	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	1
Oppenheimer Global Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3	2
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	1
PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1	1
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00
Accumulation unit value at end of period	$0.93	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	2	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00
Accumulation unit value at end of period	$0.71	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	4	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	5	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00
Accumulation unit value at end of period	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—

124	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00
Accumulation unit value at end of period	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2	1
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	6	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	120	—
Variable Portfolio – DFA International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.05	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2	1
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	13	12
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$0.75	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3	1
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	5	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5	1
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1
Variable Portfolio – MFS Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	7	7
Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	131	60
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	45	20
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	81	24
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	5	1

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	125

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.24	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.00
Accumulation unit value at end of period	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4	4
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.04	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00
Accumulation unit value at end of period	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5	5
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	1
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.00
Accumulation unit value at end of period	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	6	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	—

126	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.31	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.98	$1.77	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.87	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.68	$1.55	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.13	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	5	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.26	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$1.70	$1.57	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	5	4	3	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	127

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.95	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.39	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.08	$1.83	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	8	7	7	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	938	949	383	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.29	$1.38	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.98	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	2	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.93	$1.73	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.01	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

128	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.96	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.71	$1.64	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.55	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.91	$1.93	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.80	$1.62	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	129

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.67	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.81	$1.67	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.60	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.07	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.19	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.53	$1.48	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	7	6	6	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	9	7	8	—

130	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.42	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.91	$1.88	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	562	564	565	115	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.15	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.13	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	7	7	6	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.30	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.77	$1.68	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.39	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	3	4	4	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	7	6	6	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.84	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	2	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.87	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.35	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	968	991	1,006	801	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.44	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	316	317	313	316	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,197	1,248	1,281	776	105
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.55	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	131

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.96	$1.80	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.86	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	2	3	3	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	2	3	3	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.91	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	2	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.82	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

132	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.98	$1.77	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.86	$1.68	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.70	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	133

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.42	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.35	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.94	$1.73	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.07	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	38	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,537	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.29	$1.38	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.97	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.34	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.93	$1.73	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.00	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

134	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.71	$1.64	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.62	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	135

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.07	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.53	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	76	76	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

136	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.90	$1.88	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	91	114	120	143	65
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.13	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.77	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.38	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.83	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.86	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.35	$1.30	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,230	1,070	31	31	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.44	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	302	76	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.54	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	137

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.34	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.95	$1.80	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.85	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.91	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.81	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

138	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$1.49	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.49	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.16	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—
Accumulation unit value at end of period	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.26	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—
Accumulation unit value at end of period	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$0.98	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	139

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.15	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.45	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$1.47	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—
Accumulation unit value at end of period	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—
Accumulation unit value at end of period	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—
Accumulation unit value at end of period	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	765	774	782
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$1.55	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.02	$1.00
Accumulation unit value at end of period	$1.52	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.02	$1.00
Accumulation unit value at end of period	$1.54	$1.48	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

140	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.01	$1.00
Accumulation unit value at end of period	$1.40	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.10	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.39	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—
Accumulation unit value at end of period	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—
Accumulation unit value at end of period	$1.11	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.43	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	141

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—
Accumulation unit value at end of period	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.40	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.93	$1.00
Accumulation unit value at end of period	$1.25	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.47	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.98	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—
Accumulation unit value at end of period	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—
Accumulation unit value at end of period	$1.11	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

142	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.21	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.37	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	93
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.14	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.75	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.00
Accumulation unit value at end of period	$1.21	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$1.37	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.49	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	93
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	356	356	356
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	143

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.31	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.38	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—
Accumulation unit value at end of period	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$1.53	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.41	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

144	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	145

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

146	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	147

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

148	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	20	22	24	24	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	163	77	15	16	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	73	73	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	120	120	120	120	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	149

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

150	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.00
Accumulation unit value at end of period	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—
American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00
Accumulation unit value at end of period	$1.34	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00
Accumulation unit value at end of period	$0.90	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	151

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$1.00
Accumulation unit value at end of period	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.06	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00
Accumulation unit value at end of period	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.00
Accumulation unit value at end of period	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—

152	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.00
Accumulation unit value at end of period	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00
Accumulation unit value at end of period	$1.11	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Janus Aspen Series Janus Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	153

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00
Accumulation unit value at end of period	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—
MFS® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.00
Accumulation unit value at end of period	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Oppenheimer Global Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00
Accumulation unit value at end of period	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.98	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00
Accumulation unit value at end of period	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00
Accumulation unit value at end of period	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—

154	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00
Accumulation unit value at end of period	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00
Accumulation unit value at end of period	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.05	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00
Accumulation unit value at end of period	$0.75	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – MFS Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	155

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.00
Accumulation unit value at end of period	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.00
Accumulation unit value at end of period	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.03	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00
Accumulation unit value at end of period	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.00
Accumulation unit value at end of period	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

156	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.49	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—
Accumulation unit value at end of period	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—
Accumulation unit value at end of period	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$0.97	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	157

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—
Accumulation unit value at end of period	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—
Accumulation unit value at end of period	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—
Accumulation unit value at end of period	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.54	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

158	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.01	$1.00
Accumulation unit value at end of period	$1.40	$1.34	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.39	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—
Accumulation unit value at end of period	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00	—
Accumulation unit value at end of period	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	159

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—
Accumulation unit value at end of period	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.98	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—
Accumulation unit value at end of period	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—
Accumulation unit value at end of period	$1.11	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

160	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.37	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—
Accumulation unit value at end of period	$0.75	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	88	88	88
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	161

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—
Accumulation unit value at end of period	$1.02	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

162	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.00
Accumulation unit value at end of period	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—
American Century VP Value, Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$0.71	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00
Accumulation unit value at end of period	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.19	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00
Accumulation unit value at end of period	$0.89	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.93	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	163

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.89	$1.00
Accumulation unit value at end of period	$0.91	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.01	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	124	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.06	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00
Accumulation unit value at end of period	$0.91	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.29	$1.00
Accumulation unit value at end of period	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—

164	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.00	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$0.97	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.00
Accumulation unit value at end of period	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.97	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.01	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.11	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Janus Aspen Series Janus Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.31	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	165

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00
Accumulation unit value at end of period	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—
MFS® Utilities Series – Service Class (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.23	$1.00
Accumulation unit value at end of period	$1.23	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Oppenheimer Global Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.00
Accumulation unit value at end of period	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$0.96	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00
Accumulation unit value at end of period	$0.93	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00
Accumulation unit value at end of period	$0.70	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00
Accumulation unit value at end of period	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00
Accumulation unit value at end of period	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—

166	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00
Accumulation unit value at end of period	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00
Accumulation unit value at end of period	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.00
Accumulation unit value at end of period	$1.05	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00
Accumulation unit value at end of period	$0.75	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.11	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – MFS Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	82	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	76	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	167

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.23	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.00
Accumulation unit value at end of period	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.24	$1.00
Accumulation unit value at end of period	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.03	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.02	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00
Accumulation unit value at end of period	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.18	$1.00
Accumulation unit value at end of period	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$0.97	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.00
Accumulation unit value at end of period	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.35	$1.00
Accumulation unit value at end of period	$1.30	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$0.97	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

168	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2014, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the period ended December 31, 2010 were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 22, 2015

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	169

Statements of Assets and Liabilities

Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Assets
Investments, at fair value(1),(2)	$53,604	$1,341,547	$6,932,588	$9,487,619	$881,778
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1	36	3,822	57
Receivable for share redemptions	82	2,225	11,367	15,159	1,767
Total assets	53,686	1,343,773	6,943,991	9,506,600	883,602

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	40	1,112	5,518	7,579	796
Contract terminations	—	—	334	—	175
Payable for investments purchased	—	1	36	3,822	57
Total liabilities	40	1,113	5,888	11,401	1,028
Net assets applicable to contracts in accumulation period	52,038	1,342,475	6,937,781	9,473,333	880,425
Net assets applicable to contracts in payment period	—	—	—	21,866	—
Net assets applicable to seed money	1,608	185	322	—	2,149
Total net assets	$53,646	$1,342,660	$6,938,103	$9,495,199	$882,574
(1) Investment shares	4,593	63,430	233,342	707,503	18,611
(2) Investments, at cost	$53,608	$1,053,567	$4,972,988	$10,989,912	$625,248

Dec. 31, 2014 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Assets
Investments, at fair value(1),(2)	$1,360,941	$444,401	$1,716,209	$5,186,435	$3,208,103
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	5,987	—	—
Receivable for share redemptions	2,324	692	2,673	14,650	5,882
Total assets	1,363,265	445,093	1,724,869	5,201,085	3,213,985

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,164	346	1,330	4,331	2,700
Contract terminations	—	—	14	5,987	483
Payable for investments purchased	—	—	5,987	—	—
Total liabilities	1,164	346	7,331	10,318	3,183
Net assets applicable to contracts in accumulation period	1,361,305	444,747	1,713,804	5,190,645	3,210,450
Net assets applicable to contracts in payment period	—	—	3,628	—	—
Net assets applicable to seed money	796	—	106	122	352
Total net assets	$1,362,101	$444,747	$1,717,538	$5,190,767	$3,210,802
(1) Investment shares	114,365	44,529	172,137	261,281	201,641
(2) Investments, at cost	$1,302,819	$359,050	$1,393,341	$3,694,352	$2,035,011

See accompanying notes to financial statements.

170	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$1,272,493	$17,451,792	$4,790,107	$1,537,512	$1,649,871
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1,137	—	5
Receivable for share redemptions	1,952	43,922	8,131	2,379	3,200
Total assets	1,274,445	17,495,714	4,799,375	1,539,891	1,653,076

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	976	14,263	4,065	1,190	1,366
Contract terminations	—	15,397	—	—	466
Payable for investments purchased	—	—	1,137	—	5
Total liabilities	976	29,660	5,202	1,190	1,837
Net assets applicable to contracts in accumulation period	1,273,469	17,429,938	4,793,670	1,538,701	1,650,975
Net assets applicable to contracts in payment period	—	35,198	—	—	—
Net assets applicable to seed money	—	918	503	—	264
Total net assets	$1,273,469	$17,466,054	$4,794,173	$1,538,701	$1,651,239
(1) Investment shares	135,228	1,852,632	338,046	749,640	73,655
(2) Investments, at cost	$925,293	$12,642,938	$5,152,736	$1,389,123	$1,402,642

Dec. 31, 2014 (continued)	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Assets
Investments, at fair value(1),(2)	$11,885,197	$1,107,616	$12,673,355	$148,261	$552,213
Dividends receivable	—	—	3	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	168	—	16,608	—	—
Receivable for share redemptions	12,050	1,075	11,549	133	466
Total assets	11,897,415	1,108,691	12,701,515	148,394	552,679

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	11,613	1,074	11,294	134	468
Contract terminations	437	—	254	—	—
Payable for investments purchased	168	—	16,608	—	—
Total liabilities	12,218	1,074	28,156	134	468
Net assets applicable to contracts in accumulation period	11,648,537	1,085,796	12,646,915	147,269	552,042
Net assets applicable to contracts in payment period	236,530	—	24,444	—	—
Net assets applicable to seed money	130	21,821	2,000	991	169
Total net assets	$11,885,197	$1,107,617	$12,673,359	$148,260	$552,211
(1) Investment shares	549,224	1,107,616	12,673,355	20,254	34,320
(2) Investments, at cost	$8,479,540	$1,107,613	$12,672,433	$190,304	$498,247

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	171

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$258,786	$695,071	$33,316,078	$899,959	$37,083,985
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	446	—	638
Receivable for share redemptions	226	694	44,427	813	35,124
Total assets	259,012	695,765	33,360,951	900,772	37,119,747

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	226	694	28,750	813	32,018
Contract terminations	—	—	15,599	—	3,041
Payable for investments purchased	—	—	523	—	704
Total liabilities	226	694	44,872	813	35,763
Net assets applicable to contracts in accumulation period	257,436	694,277	33,159,023	899,816	36,872,107
Net assets applicable to contracts in payment period	—	—	157,056	—	211,877
Net assets applicable to seed money	1,350	794	—	143	—
Total net assets	$258,786	$695,071	$33,316,079	$899,959	$37,083,984
(1) Investment shares	25,904	68,211	3,256,704	45,591	1,867,270
(2) Investments, at cost	$255,448	$738,624	$34,347,257	$749,599	$22,546,894

Dec. 31, 2014 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$321,828	$746,608	$11,281,752	$309,523	$10,537,229
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1,797	—	3,800
Receivable for share redemptions	269	689	10,168	292	10,060
Total assets	322,097	747,297	11,293,717	309,815	10,551,089

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	268	689	10,168	292	9,074
Contract terminations	—	—	—	—	967
Payable for investments purchased	—	—	1,797	—	3,819
Total liabilities	268	689	11,965	292	13,860
Net assets applicable to contracts in accumulation period	320,801	746,017	11,229,395	308,735	10,524,018
Net assets applicable to contracts in payment period	—	—	52,357	—	13,211
Net assets applicable to seed money	1,028	591	—	788	—
Total net assets	$321,829	$746,608	$11,281,752	$309,523	$10,537,229
(1) Investment shares	35,679	48,798	734,968	30,345	1,028,022
(2) Investments, at cost	$347,311	$778,597	$9,789,737	$352,330	$11,482,788

See accompanying notes to financial statements.

172	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$846,041	$16,078,921	$5,584,158	$8,439,724	$135,521
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	4,417	825	1,165	—
Receivable for share redemptions	752	14,222	4,965	7,120	117
Total assets	846,793	16,097,560	5,589,948	8,448,009	135,638

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	752	14,182	4,965	7,120	117
Contract terminations	—	17	—	—	—
Payable for investments purchased	—	4,441	825	1,165	—
Total liabilities	752	18,640	5,790	8,285	117
Net assets applicable to contracts in accumulation period	845,226	16,017,909	5,583,279	8,415,081	134,221
Net assets applicable to contracts in payment period	—	61,011	—	24,643	—
Net assets applicable to seed money	815	—	879	—	1,300
Total net assets	$846,041	$16,078,920	$5,584,158	$8,439,724	$135,521
(1) Investment shares	122,437	2,316,847	619,773	929,485	10,409
(2) Investments, at cost	$866,370	$15,526,469	$5,802,192	$8,983,789	$129,805

Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
Assets
Investments, at fair value(1),(2)	$5,252,006	$493,463	$5,034,258	$240,687	$22,468,285
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	501	—	77	—	—
Receivable for share redemptions	5,288	455	5,130	205	24,404
Total assets	5,257,795	493,918	5,039,465	240,892	22,492,689

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,288	455	3,932	205	21,625
Contract terminations	—	—	1,198	—	2,779
Payable for investments purchased	501	—	77	—	—
Total liabilities	5,789	455	5,207	205	24,404
Net assets applicable to contracts in accumulation period	5,208,163	493,304	5,031,726	240,440	22,329,029
Net assets applicable to contracts in payment period	43,737	—	2,408	—	138,929
Net assets applicable to seed money	106	159	124	247	327
Total net assets	$5,252,006	$493,463	$5,034,258	$240,687	$22,468,285
(1) Investment shares	402,453	42,176	427,356	6,786	630,246
(2) Investments, at cost	$4,727,259	$434,487	$3,136,926	$213,800	$14,294,425

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	173

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$4,496,575	$7,205,315	$35,604,894	$290,133,311	$638,387,620
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	7,796	55,375	110,973	31,801
Receivable for share redemptions	22,837	6,909	32,281	256,400	596,112
Total assets	4,519,412	7,220,020	35,692,550	290,500,684	639,015,533

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,571	6,909	32,279	254,282	591,340
Contract terminations	19,266	—	—	654	4,772
Payable for investments purchased	—	7,796	55,375	112,437	31,801
Total liabilities	22,837	14,705	87,654	367,373	627,913
Net assets applicable to contracts in accumulation period	4,495,654	7,205,202	35,604,786	290,133,227	638,387,586
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	921	113	110	84	34
Total net assets	$4,496,575	$7,205,315	$35,604,896	$290,133,311	$638,387,620
(1) Investment shares	446,532	681,032	3,254,561	24,840,181	51,859,271
(2) Investments, at cost	$4,563,022	$6,984,480	$34,381,319	$275,297,112	$577,149,534

Dec. 31, 2014 (continued)	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$10,873,558	$2,402,649	$148,089	$3,987,068	$547,073
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	755	229	—	—	—
Receivable for share redemptions	10,870	2,028	140	4,295	451
Total assets	10,885,183	2,404,906	148,229	3,991,363	547,524

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,012	2,028	139	4,019	451
Contract terminations	1,857	—	—	271	—
Payable for investments purchased	755	229	—	6	—
Total liabilities	11,624	2,257	139	4,296	451
Net assets applicable to contracts in accumulation period	10,873,559	2,392,264	147,889	3,952,392	546,875
Net assets applicable to contracts in payment period	—	9,442	—	34,365	—
Net assets applicable to seed money	—	943	201	310	198
Total net assets	$10,873,559	$2,402,649	$148,090	$3,987,067	$547,073
(1) Investment shares	388,203	136,437	7,713	206,584	29,960
(2) Investments, at cost	$7,629,723	$2,377,062	$129,705	$2,555,310	$476,239

See accompanying notes to financial statements.

174	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$4,638,186	$139,050	$9,593,432	$268,072	$1,309,067
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	99,963	—	—
Receivable for share redemptions	4,248	132	8,171	271	1,182
Total assets	4,642,434	139,182	9,701,566	268,343	1,310,249

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,817	133	7,911	273	1,057
Contract terminations	430	—	260	—	125
Payable for investments purchased	—	—	99,963	—	—
Total liabilities	4,247	133	108,134	273	1,182
Net assets applicable to contracts in accumulation period	4,638,187	138,914	9,593,289	267,891	1,308,706
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	135	143	179	361
Total net assets	$4,638,187	$139,049	$9,593,432	$268,070	$1,309,067
(1) Investment shares	252,900	14,499	636,169	15,035	73,091
(2) Investments, at cost	$2,974,085	$139,133	$6,366,278	$232,758	$850,160

Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value(1),(2)	$202,843	$2,682,943	$457,111	$237,044	$6,779,125
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	79	—	—	730
Receivable for share redemptions	185	2,139	435	203	6,480
Total assets	203,028	2,685,161	457,546	237,247	6,786,335

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	184	2,139	435	203	5,498
Contract terminations	—	—	—	—	983
Payable for investments purchased	—	79	—	—	730
Total liabilities	184	2,218	435	203	7,211
Net assets applicable to contracts in accumulation period	202,618	2,678,551	456,215	235,963	6,746,676
Net assets applicable to contracts in payment period	—	4,100	—	—	32,448
Net assets applicable to seed money	226	292	896	1,081	—
Total net assets	$202,844	$2,682,943	$457,111	$237,044	$6,779,124
(1) Investment shares	10,467	137,587	52,784	22,384	638,336
(2) Investments, at cost	$164,783	$1,724,452	$470,292	$231,819	$6,580,069

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	175

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$1,434,754	$888,641	$337,182	$10,948,271	$29,518,852
Dividends receivable	—	—	—	31,332	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,996	205	376	151	1,035
Receivable for share redemptions	2,356	1,571	585	20,583	66,860
Total assets	1,439,106	890,417	338,143	11,000,337	29,586,747

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,178	786	292	9,443	24,905
Contract terminations	—	—	—	1,695	17,048
Payable for investments purchased	1,996	205	376	31,483	1,035
Total liabilities	3,174	991	668	42,621	42,988
Net assets applicable to contracts in accumulation period	1,435,932	888,499	337,392	10,949,492	29,484,542
Net assets applicable to contracts in payment period	—	—	—	8,224	57,917
Net assets applicable to seed money	—	927	83	—	1,300
Total net assets	$1,435,932	$889,426	$337,475	$10,957,716	$29,543,759
(1) Investment shares	274,857	64,069	18,415	1,191,324	804,328
(2) Investments, at cost	$2,315,018	$886,470	$323,791	$11,087,578	$21,251,992

Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,456,309	$9,429,850	$2,937,724	$28,293,015	$339,201
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	156	—	205	—
Receivable for share redemptions	2,291	16,490	4,681	52,232	545
Total assets	1,458,600	9,446,496	2,942,405	28,345,452	339,746

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,146	7,576	2,336	22,773	273
Contract terminations	—	1,338	9	6,686	—
Payable for investments purchased	—	156	—	205	—
Total liabilities	1,146	9,070	2,345	29,664	273
Net assets applicable to contracts in accumulation period	1,457,454	9,383,064	2,935,114	28,288,872	339,473
Net assets applicable to contracts in payment period	—	54,105	4,946	25,705	—
Net assets applicable to seed money	—	257	—	1,211	—
Total net assets	$1,457,454	$9,437,426	$2,940,060	$28,315,788	$339,473
(1) Investment shares	70,558	461,569	78,465	767,997	18,207
(2) Investments, at cost	$965,623	$6,173,337	$2,145,673	$22,202,242	$316,852
See accompanying notes to financial statements.

176	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$4,894,619	$1,709,661	$7,737,669	$4,060,668	$11,747,177
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	370	91	—	—	3,482
Receivable for share redemptions	12,120	41,542	16,573	14,649	19,736
Total assets	4,907,109	1,751,294	7,754,242	4,075,317	11,770,395

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,936	1,595	6,248	3,233	9,849
Contract terminations	4,249	38,352	4,074	8,183	37
Payable for investments purchased	370	91	—	—	3,482
Total liabilities	8,555	40,038	10,322	11,416	13,368
Net assets applicable to contracts in accumulation period	4,896,688	1,710,441	7,688,602	4,063,171	11,755,995
Net assets applicable to contracts in payment period	1,866	—	55,318	—	—
Net assets applicable to seed money	—	815	—	730	1,032
Total net assets	$4,898,554	$1,711,256	$7,743,920	$4,063,901	$11,757,027
(1) Investment shares	263,861	154,720	485,120	253,792	519,787
(2) Investments, at cost	$4,603,931	$1,769,002	$8,197,335	$4,060,912	$9,083,455

Dec. 31, 2014 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$9,936,686	$985,437	$11,988,943	$29,741	$361,491
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	184	—	—	—
Receivable for share redemptions	35,771	1,611	21,149	52	601
Total assets	9,972,457	987,232	12,010,092	29,793	362,092

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8,219	806	9,466	27	301
Contract terminations	19,333	—	2,219	—	—
Payable for investments purchased	—	184	—	—	—
Total liabilities	27,552	990	11,685	27	301
Net assets applicable to contracts in accumulation period	9,943,816	985,074	11,949,899	28,247	361,791
Net assets applicable to contracts in payment period	—	—	48,508	—	—
Net assets applicable to seed money	1,089	1,168	—	1,519	—
Total net assets	$9,944,905	$986,242	$11,998,407	$29,766	$361,791
(1) Investment shares	445,192	54,777	687,834	3,038	26,444
(2) Investments, at cost	$7,327,364	$1,013,893	$10,429,965	$30,776	$314,853

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	177

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$7,066,820	$312,623	$3,622,805	$656,764	$9,069,154
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,098	—	12	—	180
Receivable for share redemptions	12,862	514	6,351	1,287	16,288
Total assets	7,080,780	313,137	3,629,168	658,051	9,085,622

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,675	257	2,943	644	7,310
Contract terminations	1,512	—	464	—	1,667
Payable for investments purchased	1,098	—	12	—	180
Total liabilities	8,285	257	3,419	644	9,157
Net assets applicable to contracts in accumulation period	7,070,727	312,880	3,622,759	656,566	9,076,300
Net assets applicable to contracts in payment period	1,768	—	2,326	—	—
Net assets applicable to seed money	—	—	664	841	165
Total net assets	$7,072,495	$312,880	$3,625,749	$657,407	$9,076,465
(1) Investment shares	390,001	5,696	67,552	53,966	475,323
(2) Investments, at cost	$4,922,513	$222,969	$2,499,513	$659,906	$5,976,568

Dec. 31, 2014 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Assets
Investments, at fair value(1),(2)	$8,431,706	$1,150,237	$1,260,007	$3,520,071	$4,562,208
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	1,760
Receivable for share redemptions	19,438	1,895	2,256	5,773	8,214
Total assets	8,451,144	1,152,132	1,262,263	3,525,844	4,572,182

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,624	943	1,097	2,880	3,767
Contract terminations	190	9	63	13	680
Payable for investments purchased	—	—	—	—	1,760
Total liabilities	9,814	952	1,160	2,893	6,207
Net assets applicable to contracts in accumulation period	8,304,400	1,151,180	1,261,103	3,522,744	4,565,806
Net assets applicable to contracts in payment period	136,930	—	—	—	—
Net assets applicable to seed money	—	—	—	207	169
Total net assets	$8,441,330	$1,151,180	$1,261,103	$3,522,951	$4,565,975
(1) Investment shares	205,601	49,558	54,522	107,319	132,545
(2) Investments, at cost	$4,991,488	$810,056	$895,474	$2,133,542	$3,788,282

See accompanying notes to financial statements.

178	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Assets
Investments, at fair value(1),(2)	$477,167	$1,544,933	$1,476,534	$1,199,260	$765,939
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	5	16	—	—
Receivable for share redemptions	766	2,908	2,192	2,116	1,177
Total assets	477,933	1,547,846	1,478,742	1,201,376	767,116

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	369	1,267	1,096	1,058	588
Contract terminations	29	374	—	—	—
Payable for investments purchased	—	5	16	—	—
Total liabilities	398	1,646	1,112	1,058	588
Net assets applicable to contracts in accumulation period	477,318	1,546,091	1,477,630	1,199,662	759,773
Net assets applicable to contracts in payment period	—	—	—	—	6,755
Net assets applicable to seed money	217	109	—	656	—
Total net assets	$477,535	$1,546,200	$1,477,630	$1,200,318	$766,528
(1) Investment shares	82,555	269,152	74,761	110,345	12,925
(2) Investments, at cost	$338,350	$1,115,686	$1,156,001	$1,337,070	$420,009

Dec. 31, 2014 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Assets
Investments, at fair value(1),(2)	$412,711	$116,790	$806,815	$4,775,358	$2,192,662
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	91	92
Receivable for share redemptions	656	200	1,182	10,403	3,410
Total assets	413,367	116,990	807,997	4,785,852	2,196,164

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	328	100	590	3,877	1,705
Contract terminations	—	—	—	2,646	—
Payable for investments purchased	—	—	—	91	92
Total liabilities	328	100	590	6,614	1,797
Net assets applicable to contracts in accumulation period	411,758	115,380	807,407	4,777,409	2,194,367
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,281	1,510	—	1,829	—
Total net assets	$413,039	$116,890	$807,407	$4,779,238	$2,194,367
(1) Investment shares	31,796	9,668	94,254	135,625	69,498
(2) Investments, at cost	$411,642	$119,434	$474,332	$3,132,929	$2,551,392

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	179

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Assets
Investments, at fair value(1),(2)	$307,094	$4,582,635	$2,237,612	$9,586,534	$2,882,746
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,889	—	1,104	521
Receivable for share redemptions	460	12,138	5,345	15,940	9,284
Total assets	307,554	4,596,662	2,242,957	9,603,578	2,892,551

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	229	3,724	1,722	7,908	2,311
Contract terminations	—	4,691	1,901	125	4,662
Payable for investments purchased	—	1,889	—	1,104	521
Total liabilities	229	10,304	3,623	9,137	7,494
Net assets applicable to contracts in accumulation period	306,162	4,586,232	2,239,334	9,577,150	2,885,057
Net assets applicable to contracts in payment period	—	—	—	16,065	—
Net assets applicable to seed money	1,163	126	—	1,226	—
Total net assets	$307,325	$4,586,358	$2,239,334	$9,594,441	$2,885,057
(1) Investment shares	25,893	293,195	146,249	286,336	272,729
(2) Investments, at cost	$318,433	$3,219,544	$2,161,351	$7,586,514	$2,379,288

Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
Assets
Investments, at fair value(1),(2)	$2,121,649	$18,734	$1,215,612	$664,338	$1,304,808
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	93	—	61	—	74
Receivable for share redemptions	3,615	23	2,188	1,195	2,284
Total assets	2,125,357	18,757	1,217,861	665,533	1,307,166

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,796	11	1,003	598	1,106
Contract terminations	23	—	181	—	72
Payable for investments purchased	93	—	61	—	74
Total liabilities	1,912	11	1,245	598	1,252
Net assets applicable to contracts in accumulation period	2,122,420	17,198	1,216,507	663,454	1,305,702
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,025	1,548	109	1,481	212
Total net assets	$2,123,445	$18,746	$1,216,616	$664,935	$1,305,914
(1) Investment shares	169,056	1,873	109,318	27,762	90,423
(2) Investments, at cost	$1,949,359	$18,630	$1,100,725	$437,548	$992,283

See accompanying notes to financial statements.

180	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Assets
Investments, at fair value(1),(2)	$6,221,299	$24,824,758	$3,025,229	$11,886,831	$105,563
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	4,499	1,497	—	1,059	—
Receivable for share redemptions	10,565	80,904	8,789	22,316	197
Total assets	6,236,363	24,907,159	3,034,018	11,910,206	105,760

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,283	21,215	2,492	10,294	99
Contract terminations	—	38,474	3,804	1,727	—
Payable for investments purchased	4,499	1,497	—	1,059	—
Total liabilities	9,782	61,186	6,296	13,080	99
Net assets applicable to contracts in accumulation period	6,225,086	24,816,283	3,026,068	11,896,495	104,577
Net assets applicable to contracts in payment period	—	28,960	—	—	—
Net assets applicable to seed money	1,495	730	1,654	631	1,084
Total net assets	$6,226,581	$24,845,973	$3,027,722	$11,897,126	$105,661
(1) Investment shares	159,072	4,580,214	115,203	1,135,323	9,092
(2) Investments, at cost	$4,990,016	$24,513,668	$2,287,368	$12,621,158	$109,648

Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
Assets
Investments, at fair value(1),(2)	$435,864	$1,854,788	$981,351	$6,032,803	$840,078
Dividends receivable	2,430	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	90	—	7,728	—	—
Receivable for share redemptions	749	2,963	1,432	14,265	1,690
Total assets	439,133	1,857,751	990,511	6,047,068	841,768

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	375	1,446	716	6,865	628
Contract terminations	—	70	—	534	435
Payable for investments purchased	2,520	—	7,728	—	—
Total liabilities	2,895	1,516	8,444	7,399	1,063
Net assets applicable to contracts in accumulation period	398,554	1,856,235	977,197	6,033,391	840,433
Net assets applicable to contracts in payment period	—	—	4,753	6,278	—
Net assets applicable to seed money	37,684	—	117	—	272
Total net assets	$436,238	$1,856,235	$982,067	$6,039,669	$840,705
(1) Investment shares	38,916	91,958	74,345	172,022	24,371
(2) Investments, at cost	$439,120	$1,192,293	$954,605	$4,184,132	$496,825

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	181

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$570,829	$1,172,877	$127,586	$53,048,155	$69,333,728
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	107	—
Receivable for share redemptions	951	1,885	220	45,876	392,068
Total assets	571,780	1,174,762	127,806	53,094,138	69,725,796

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	476	943	110	45,876	58,958
Contract terminations	—	—	—	—	333,110
Payable for investments purchased	—	—	—	107	—
Total liabilities	476	943	110	45,983	392,068
Net assets applicable to contracts in accumulation period	571,304	1,173,819	126,993	53,048,054	69,333,728
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	703	101	—
Total net assets	$571,304	$1,173,819	$127,696	$53,048,155	$69,333,728
(1) Investment shares	50,205	69,814	19,904	3,346,887	4,368,855
(2) Investments, at cost	$496,733	$1,206,511	$156,577	$40,828,298	$47,097,227

Dec. 31, 2014 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$426,272	$321,904	$420,488	$9,824,500	$606,248
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	5	—	2,120	—
Receivable for share redemptions	427	274	384	8,877	568
Total assets	426,699	322,183	420,872	9,835,497	606,816

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	427	273	386	8,059	566
Contract terminations	—	—	—	818	—
Payable for investments purchased	—	5	—	2,120	—
Total liabilities	427	278	386	10,997	566
Net assets applicable to contracts in accumulation period	425,323	320,742	419,448	9,824,423	605,245
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	949	1,163	1,038	77	1,005
Total net assets	$426,272	$321,905	$420,486	$9,824,500	$606,250
(1) Investment shares	38,717	29,344	44,685	1,036,340	48,891
(2) Investments, at cost	$419,203	$299,292	$414,507	$9,767,301	$606,318

See accompanying notes to financial statements.

182	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$357,309	$39,200,785	$60,308,163	$361,693	$907,059
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	326	37,465	53,951	327	864
Total assets	357,635	39,238,250	60,362,114	362,020	907,923

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	326	37,465	53,921	327	865
Contract terminations	—	—	30	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	326	37,465	53,951	327	865
Net assets applicable to contracts in accumulation period	357,132	39,200,723	60,308,092	360,698	902,121
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	177	62	71	995	4,937
Total net assets	$357,309	$39,200,785	$60,308,163	$361,693	$907,058
(1) Investment shares	19,138	3,128,554	4,813,102	36,133	96,598
(2) Investments, at cost	$280,392	$34,463,294	$51,356,828	$385,504	$940,815

Dec. 31, 2014 (continued)	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$99,667	$219,392	$641,618	$278,622	$361,290
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	94	192	579	278	327
Total assets	99,761	219,584	642,197	278,900	361,617

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	95	192	579	278	327
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	95	192	579	278	327
Net assets applicable to contracts in accumulation period	98,618	219,160	640,596	277,598	361,096
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,048	232	1,022	1,024	194
Total net assets	$99,666	$219,392	$641,618	$278,622	$361,290
(1) Investment shares	14,018	11,930	51,660	25,562	19,362
(2) Investments, at cost	$118,263	$151,014	$645,927	$274,639	$290,174

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	183

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$133,232	$1,063,985	$440,901,794	$789,901,478	$215,582,313
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	320,659	—
Receivable for share redemptions	122	918	438,779	686,327	197,528
Total assets	133,354	1,064,903	441,340,573	790,908,464	215,779,841

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	122	919	407,406	676,975	189,288
Contract terminations	—	—	31,373	9,352	8,242
Payable for investments purchased	—	—	—	320,659	—
Total liabilities	122	919	438,779	1,006,986	197,530
Net assets applicable to contracts in accumulation period	133,004	1,063,803	440,758,657	789,901,478	215,524,901
Net assets applicable to contracts in payment period	—	—	143,076	—	57,336
Net assets applicable to seed money	228	181	61	—	74
Total net assets	$133,232	$1,063,984	$440,901,794	$789,901,478	$215,582,311
(1) Investment shares	7,182	57,389	30,789,231	55,083,785	14,267,526
(2) Investments, at cost	$99,492	$953,446	$359,988,018	$582,687,162	$169,663,299

Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$286,115,698	$103,883,754	$165,714,359	$640,643	$6,509
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	120	22,313	30,087	—	—
Receivable for share redemptions	251,973	97,715	145,467	615	4
Total assets	286,367,791	104,003,782	165,889,913	641,258	6,513

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	241,633	97,684	144,477	616	5
Contract terminations	10,340	30	990	—	—
Payable for investments purchased	120	22,313	30,087	—	—
Total liabilities	252,093	120,027	175,554	616	5
Net assets applicable to contracts in accumulation period	286,115,698	103,883,733	165,714,346	639,696	4,954
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	22	13	946	1,554
Total net assets	$286,115,698	$103,883,755	$165,714,359	$640,642	$6,508
(1) Investment shares	18,897,999	7,758,309	12,348,313	57,200	661
(2) Investments, at cost	$201,301,858	$87,947,906	$129,935,764	$649,664	$6,587

See accompanying notes to financial statements.

184	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$11,179	$641,261	$74,160	$164,603	$181,112
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	8	566	66	154	150
Total assets	11,187	641,827	74,226	164,757	181,262

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	8	566	66	155	151
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	8	566	66	155	151
Net assets applicable to contracts in accumulation period	9,625	641,057	73,916	164,397	180,904
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,554	204	244	205	207
Total net assets	$11,179	$641,261	$74,160	$164,602	$181,111
(1) Investment shares	1,131	34,700	3,840	9,124	7,996
(2) Investments, at cost	$11,284	$501,252	$56,073	$137,738	$141,038

Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$7,653,393	$269,356	$82,661	$239,078	$3,206,284
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	8,720	247	1,003	242	6,130
Total assets	7,662,113	269,603	83,664	239,320	3,212,414

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,067	247	69	242	2,588
Contract terminations	2,654	—	934	—	3,541
Payable for investments purchased	—	—	—	—	—
Total liabilities	8,721	247	1,003	242	6,129
Net assets applicable to contracts in accumulation period	7,653,377	268,294	81,348	238,931	3,206,270
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	15	1,062	1,313	147	15
Total net assets	$7,653,392	$269,356	$82,661	$239,078	$3,206,285
(1) Investment shares	336,117	24,621	8,064	15,688	209,424
(2) Investments, at cost	$4,528,323	$300,251	$83,431	$176,074	$1,924,672

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	185

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
Assets
Investments, at fair value(1),(2)	$149,076	$303,167	$740,215	$1,057,948	$14,312,920
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	2,716
Receivable for share redemptions	133	302	2,164	876	11,554
Total assets	149,209	303,469	742,379	1,058,824	14,327,190

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	134	302	644	877	11,554
Contract terminations	—	—	1,520	—	—
Payable for investments purchased	—	—	—	—	2,716
Total liabilities	134	302	2,164	877	14,270
Net assets applicable to contracts in accumulation period	148,074	302,986	731,607	1,056,896	14,300,223
Net assets applicable to contracts in payment period	—	—	8,359	—	12,697
Net assets applicable to seed money	1,001	181	249	1,051	—
Total net assets	$149,075	$303,167	$740,215	$1,057,947	$14,312,920
(1) Investment shares	14,293	16,370	39,732	104,334	492,361
(2) Investments, at cost	$147,636	$199,998	$494,875	$1,059,562	$13,798,624

Dec. 31, 2014 (continued)	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$21,190,773	$2,367,330	$2,509,978	$3,988,448	$3,805,123
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,076	—	394	—	—
Receivable for share redemptions	20,740	3,812	5,937	7,264	13,215
Total assets	21,213,589	2,371,142	2,516,309	3,995,712	3,818,338

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	17,061	1,784	2,047	3,321	3,223
Contract terminations	3,679	243	1,844	623	6,770
Payable for investments purchased	2,076	—	394	—	—
Total liabilities	22,816	2,027	4,285	3,944	9,993
Net assets applicable to contracts in accumulation period	21,163,995	2,369,115	2,491,977	3,914,056	3,807,251
Net assets applicable to contracts in payment period	26,778	—	19,967	76,440	—
Net assets applicable to seed money	—	—	80	1,272	1,094
Total net assets	$21,190,773	$2,369,115	$2,512,024	$3,991,768	$3,808,345
(1) Investment shares	561,940	128,450	507,066	138,200	382,040
(2) Investments, at cost	$17,167,683	$1,617,269	$2,393,819	$2,490,539	$3,030,079

See accompanying notes to financial statements.

186	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Assets and Liabilities

Dec. 31, 2014 (continued)	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$280,360
Dividends receivable	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—
Receivable for share redemptions	489
Total assets	280,849

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	244
Contract terminations	—
Payable for investments purchased	—
Total liabilities	244
Net assets applicable to contracts in accumulation period	279,436
Net assets applicable to contracts in payment period	—
Net assets applicable to seed money	1,169
Total net assets	$280,605
(1) Investment shares	36,889
(2) Investments, at cost	$317,357

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	187

Statements of Operations

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Investment income
Dividend income	$169	$—	$77,245	$351,644	$—
Variable account expenses	335	12,757	61,666	93,587	6,566
Investment income (loss) — net	(166)	(12,757)	15,579	258,057	(6,566)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,449	201,499	1,233,728	1,717,631	78,993
Cost of investments sold	9,258	158,246	932,495	1,829,802	56,450
Net realized gain (loss) on sales of investments	191	43,253	301,233	(112,171)	22,543
Distributions from capital gains	1,684	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(231)	23,262	234,196	(900,975)	70,030
Net gain (loss) on investments	1,644	66,515	535,429	(1,013,146)	92,573
Net increase (decrease) in net assets resulting from operations	$1,478	$53,758	$551,008	$(755,089)	$86,007

Year ended Dec. 31, 2014 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Investment income
Dividend income	$1,498	$8,269	$30,542	$54,136	$7,351
Variable account expenses	8,537	4,135	16,492	47,971	29,277
Investment income (loss) — net	(7,039)	4,134	14,050	6,165	(21,926)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	407,791	70,672	427,661	1,184,964	535,841
Cost of investments sold	386,923	54,741	329,108	886,381	340,947
Net realized gain (loss) on sales of investments	20,868	15,931	98,553	298,583	194,894
Distributions from capital gains	8,057	—	—	347,669	—
Net change in unrealized appreciation or depreciation of investments	33,354	(50,659)	(238,418)	82,515	90,207
Net gain (loss) on investments	62,279	(34,728)	(139,865)	728,767	285,101
Net increase (decrease) in net assets resulting from operations	$55,240	$(30,594)	$(125,815)	$734,932	$263,175

Year ended Dec. 31, 2014 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$19,325	$236,261	$107,375	$23,592	$—
Variable account expenses	10,539	152,338	41,096	13,197	16,066
Investment income (loss) — net	8,786	83,923	66,279	10,395	(16,066)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	154,333	2,817,469	995,259	299,971	473,614
Cost of investments sold	117,320	2,127,297	967,679	259,054	392,219
Net realized gain (loss) on sales of investments	37,013	690,172	27,580	40,917	81,395
Distributions from capital gains	—	—	411,960	103,132	180,254
Net change in unrealized appreciation or depreciation of investments	97,865	1,144,273	(452,615)	(23,817)	(197,451)
Net gain (loss) on investments	134,878	1,834,445	(13,075)	120,232	64,198
Net increase (decrease) in net assets resulting from operations	$143,664	$1,918,368	$53,204	$130,627	$48,132

See accompanying notes to financial statements.

188	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Investment income
Dividend income	$—	$100	$1,305	$—	$—
Variable account expenses	123,685	11,302	127,400	1,098	3,327
Investment income (loss) — net	(123,685)	(11,202)	(126,095)	(1,098)	(3,327)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,802,326	3,018,499	6,541,947	4,923	73,181
Cost of investments sold	1,304,771	3,018,497	6,541,429	5,351	68,826
Net realized gain (loss) on sales of investments	497,555	2	518	(428)	4,355
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	602,410	—	(517)	(40,699)	41,568
Net gain (loss) on investments	1,099,965	2	1	(41,127)	45,923
Net increase (decrease) in net assets resulting from operations	$976,280	$(11,200)	$(126,094)	$(42,225)	$42,596

Year ended Dec. 31, 2014 (continued)	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Investment income
Dividend income	$186	$17,078	$941,925	$—	$—
Variable account expenses	1,348	7,805	342,467	10,597	362,256
Investment income (loss) — net	(1,162)	9,273	599,458	(10,597)	(362,256)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	96,283	228,779	8,398,503	418,040	6,507,882
Cost of investments sold	95,389	240,646	8,694,818	317,760	4,126,103
Net realized gain (loss) on sales of investments	894	(11,867)	(296,315)	100,280	2,381,779
Distributions from capital gains	—	3,276	171,452	—	—
Net change in unrealized appreciation or depreciation of investments	3,432	28,183	1,094,945	(7,922)	1,173,191
Net gain (loss) on investments	4,326	19,592	970,082	92,358	3,554,970
Net increase (decrease) in net assets resulting from operations	$3,164	$28,865	$1,569,540	$81,761	$3,192,714

Year ended Dec. 31, 2014 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Investment income
Dividend income	$14,344	$957	$30,213	$—	$—
Variable account expenses	2,343	5,644	126,595	3,601	112,616
Investment income (loss) — net	12,001	(4,687)	(96,382)	(3,601)	(112,616)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	49,479	16,857	2,850,188	87,095	2,743,586
Cost of investments sold	51,077	16,572	2,382,705	94,642	2,859,150
Net realized gain (loss) on sales of investments	(1,598)	285	467,483	(7,547)	(115,564)
Distributions from capital gains	1,382	1,645	39,613	14,690	491,683
Net change in unrealized appreciation or depreciation of investments	(17,633)	(26,897)	(751,949)	(3,556)	(218,436)
Net gain (loss) on investments	(17,849)	(24,967)	(244,853)	3,587	157,683
Net increase (decrease) in net assets resulting from operations	$(5,848)	$(29,654)	$(341,235)	$(14)	$45,067
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	189

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
Investment income
Dividend income	$51,884	$1,074,553	$—	$—	$2,246
Variable account expenses	8,157	169,422	56,596	87,932	1,403
Investment income (loss) — net	43,727	905,131	(56,596)	(87,932)	843

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	232,968	3,889,508	1,105,539	2,527,934	49,899
Cost of investments sold	225,476	3,604,259	1,158,319	2,702,766	43,334
Net realized gain (loss) on sales of investments	7,492	285,249	(52,780)	(174,832)	6,565
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(31,790)	(696,145)	267,866	546,225	(22,767)
Net gain (loss) on investments	(24,298)	(410,896)	215,086	371,393	(16,202)
Net increase (decrease) in net assets resulting from operations	$19,429	$494,235	$158,490	$283,461	$(15,359)

Year ended Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
Investment income
Dividend income	$107,562	$—	$—	$—	$—
Variable account expenses	66,587	2,759	41,042	1,232	238,043
Investment income (loss) — net	40,975	(2,759)	(41,042)	(1,232)	(238,043)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,155,042	10,159	731,331	1,833	4,339,095
Cost of investments sold	986,041	8,633	479,892	1,558	2,989,948
Net realized gain (loss) on sales of investments	169,001	1,526	251,439	275	1,349,147
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(813,628)	38,815	373,434	23,912	1,784,737
Net gain (loss) on investments	(644,627)	40,341	624,873	24,187	3,133,884
Net increase (decrease) in net assets resulting from operations	$(603,652)	$37,582	$583,831	$22,955	$2,895,841

Year ended Dec. 31, 2014 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Investment income
Dividend income	$10,501	$—	$—	$—	$—
Variable account expenses	14,725	57,121	241,514	2,069,228	5,605,007
Investment income (loss) — net	(4,224)	(57,121)	(241,514)	(2,069,228)	(5,605,007)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	550,066	1,332,662	2,407,909	11,233,875	28,034,780
Cost of investments sold	557,509	1,306,854	2,351,961	10,789,633	25,780,444
Net realized gain (loss) on sales of investments	(7,443)	25,808	55,948	444,242	2,254,336
Distributions from capital gains	12,585	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(67,364)	186,914	943,285	10,067,089	23,454,593
Net gain (loss) on investments	(62,222)	212,722	999,233	10,511,331	25,708,929
Net increase (decrease) in net assets resulting from operations	$(66,446)	$155,601	$757,719	$8,442,103	$20,103,922

See accompanying notes to financial statements.

190	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Investment income
Dividend income	$23,946	$675	$—	$—	$—
Variable account expenses	101,923	23,185	1,011	45,370	2,911
Investment income (loss) — net	(77,977)	(22,510)	(1,011)	(45,370)	(2,911)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,147,969	423,357	3,363	734,098	36,540
Cost of investments sold	1,382,757	414,522	3,127	488,218	30,003
Net realized gain (loss) on sales of investments	765,212	8,835	236	245,880	6,537
Distributions from capital gains	1,637,290	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,430,220)	(146,519)	7,358	32,644	27,310
Net gain (loss) on investments	972,282	(137,684)	7,594	278,524	33,847
Net increase (decrease) in net assets resulting from operations	$894,305	$(160,194)	$6,583	$233,154	$30,936

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	41,765	1,108	79,122	2,091	12,116
Investment income (loss) — net	(41,765)	(1,108)	(79,122)	(2,091)	(12,116)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	749,194	14,446	2,372,009	89,698	417,036
Cost of investments sold	494,682	15,475	1,749,255	69,063	275,897
Net realized gain (loss) on sales of investments	254,512	(1,029)	622,754	20,635	141,139
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	268,345	560	485,391	417	5,246
Net gain (loss) on investments	522,857	(469)	1,108,145	21,052	146,385
Net increase (decrease) in net assets resulting from operations	$481,092	$(1,577)	$1,029,023	$18,961	$134,269

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$—	$—	$12,866	$3,919	$135,473
Variable account expenses	1,444	24,481	4,821	2,349	67,713
Investment income (loss) — net	(1,444)	(24,481)	8,045	1,570	67,760

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,550	645,706	154,929	91,311	2,392,604
Cost of investments sold	12,738	428,022	151,992	90,879	2,360,580
Net realized gain (loss) on sales of investments	2,812	217,684	2,937	432	32,024
Distributions from capital gains	—	—	4,433	—	—
Net change in unrealized appreciation or depreciation of investments	8,085	(66,829)	(2,845)	9,554	265,493
Net gain (loss) on investments	10,897	150,855	4,525	9,986	297,517
Net increase (decrease) in net assets resulting from operations	$9,453	$126,374	$12,570	$11,556	$365,277

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	191

Statements of Operations

Year ended Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$11,353	$7,685	$381,113	$210,936
Variable account expenses	16,217	7,623	3,565	115,088	267,621
Investment income (loss) — net	(16,217)	3,730	4,120	266,025	(56,685)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	338,599	171,198	92,966	3,060,977	5,000,897
Cost of investments sold	455,912	167,928	85,735	3,038,599	3,608,740
Net realized gain (loss) on sales of investments	(117,313)	3,270	7,231	22,378	1,392,157
Distributions from capital gains	—	4,212	—	—	587,329
Net change in unrealized appreciation or depreciation of investments	(173,509)	2,201	(24,617)	(324,931)	971,880
Net gain (loss) on investments	(290,822)	9,683	(17,386)	(302,553)	2,951,366
Net increase (decrease) in net assets resulting from operations	$(307,039)	$13,413	$(13,266)	$(36,528)	$2,894,681

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$23,846	$143,227	$4,674	$5,342	$4,515
Variable account expenses	12,540	83,238	27,193	264,804	3,632
Investment income (loss) — net	11,306	59,989	(22,519)	(259,462)	883

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	190,812	1,376,812	589,341	6,087,845	151,960
Cost of investments sold	131,118	937,935	441,174	4,880,735	134,125
Net realized gain (loss) on sales of investments	59,694	438,877	148,167	1,207,110	17,835
Distributions from capital gains	380	2,514	73,413	710,333	121
Net change in unrealized appreciation or depreciation of investments	58,200	326,493	(42,484)	(196,682)	(61,113)
Net gain (loss) on investments	118,274	767,884	179,096	1,720,761	(43,157)
Net increase (decrease) in net assets resulting from operations	$129,580	$827,873	$156,577	$1,461,299	$(42,274)

Year ended Dec. 31, 2014 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Investment income
Dividend income	$57,595	$54,446	$35,355	$155,607	$240,014
Variable account expenses	47,598	31,387	69,056	27,789	111,417
Investment income (loss) — net	9,997	23,059	(33,701)	127,818	128,597

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,077,537	3,486,062	1,427,714	508,556	2,043,618
Cost of investments sold	948,858	3,444,424	1,614,183	491,308	1,573,597
Net realized gain (loss) on sales of investments	128,679	41,638	(186,469)	17,248	470,021
Distributions from capital gains	1,408	21,811	—	—	62,406
Net change in unrealized appreciation or depreciation of investments	(646,553)	47,136	1,237,561	(76,080)	51,580
Net gain (loss) on investments	(516,466)	110,585	1,051,092	(58,832)	584,007
Net increase (decrease) in net assets resulting from operations	$(506,469)	$133,644	$1,017,391	$68,986	$712,604

See accompanying notes to financial statements.

192	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor(1)	GS VIT Sm Cap Eq Insights, Inst
Investment income
Dividend income	$64,464	$34,013	$117,240	$335	$2,708
Variable account expenses	92,833	6,329	106,269	92	3,263
Investment income (loss) — net	(28,369)	27,684	10,971	243	(555)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,614,228	68,533	2,362,523	194	36,271
Cost of investments sold	1,130,961	70,025	1,771,706	197	28,404
Net realized gain (loss) on sales of investments	483,267	(1,492)	590,817	(3)	7,867
Distributions from capital gains	777,333	—	1,952,393	5	50,849
Net change in unrealized appreciation or depreciation of investments	(1,276,950)	(24,539)	(1,105,753)	(1,035)	(38,247)
Net gain (loss) on investments	(16,350)	(26,031)	1,437,457	(1,033)	20,469
Net increase (decrease) in net assets resulting from operations	$(44,719)	$1,653	$1,448,428	$(790)	$19,914

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$95,609	$144	$—	$—	$100,111
Variable account expenses	60,150	3,025	34,865	4,333	86,643
Investment income (loss) — net	35,459	(2,881)	(34,865)	(4,333)	13,468

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,493,028	92,174	1,200,490	153,223	2,870,859
Cost of investments sold	1,025,643	69,621	870,688	152,609	1,945,020
Net realized gain (loss) on sales of investments	467,385	22,553	329,802	614	925,839
Distributions from capital gains	304,251	—	—	21,198	—
Net change in unrealized appreciation or depreciation of investments	165,571	1,742	(36,082)	3,653	(172,915)
Net gain (loss) on investments	937,207	24,295	293,720	25,465	752,924
Net increase (decrease) in net assets resulting from operations	$972,666	$21,414	$258,855	$21,132	$766,392

Year ended Dec. 31, 2014 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Investment income
Dividend income	$75,799	$18,805	$17,190	$—	$65,329
Variable account expenses	113,475	10,390	11,415	30,379	42,877
Investment income (loss) — net	(37,676)	8,415	5,775	(30,379)	22,452

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,572,424	178,654	168,450	550,230	785,567
Cost of investments sold	937,201	130,070	122,511	336,779	623,735
Net realized gain (loss) on sales of investments	635,223	48,584	45,939	213,451	161,832
Distributions from capital gains	42,320	—	—	129,595	—
Net change in unrealized appreciation or depreciation of investments	(44,210)	68,532	78,750	245,559	(214,972)
Net gain (loss) on investments	633,333	117,116	124,689	588,605	(53,140)
Net increase (decrease) in net assets resulting from operations	$595,657	$125,531	$130,464	$558,226	$(30,688)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	193

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Investment income
Dividend income	$—	$—	$—	$5,276	$244
Variable account expenses	4,161	14,301	11,754	10,507	6,161
Investment income (loss) — net	(4,161)	(14,301)	(11,754)	(5,231)	(5,917)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	69,119	365,735	348,804	305,254	42,517
Cost of investments sold	50,883	273,918	273,123	334,571	23,530
Net realized gain (loss) on sales of investments	18,236	91,817	75,681	(29,317)	18,987
Distributions from capital gains	—	—	116,275	139,849	51,039
Net change in unrealized appreciation or depreciation of investments	19,585	27,316	(43,655)	(178,282)	13,976
Net gain (loss) on investments	37,821	119,133	148,301	(67,750)	84,002
Net increase (decrease) in net assets resulting from operations	$33,660	$104,832	$136,547	$(72,981)	$78,085

Year ended Dec. 31, 2014 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Investment income
Dividend income	$9,925	$3,144	$—	$10,861	$81,244
Variable account expenses	2,788	669	6,588	44,102	22,706
Investment income (loss) — net	7,137	2,475	(6,588)	(33,241)	58,538

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	36,561	4,787	141,927	1,171,793	617,096
Cost of investments sold	36,297	4,583	85,313	801,486	603,534
Net realized gain (loss) on sales of investments	264	204	56,614	370,307	13,562
Distributions from capital gains	—	1,639	51,126	360,711	274,470
Net change in unrealized appreciation or depreciation of investments	1,620	(3,570)	(36,042)	(168,223)	(686,577)
Net gain (loss) on investments	1,884	(1,727)	71,698	562,795	(398,545)
Net increase (decrease) in net assets resulting from operations	$9,021	$748	$65,110	$529,554	$(340,007)

Year ended Dec. 31, 2014 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Investment income
Dividend income	$1,462	$13,363	$—	$181,304	$21,579
Variable account expenses	1,511	41,305	21,502	88,153	26,097
Investment income (loss) — net	(49)	(27,942)	(21,502)	93,151	(4,518)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	28,868	1,133,657	754,067	1,793,069	715,096
Cost of investments sold	28,414	793,596	586,718	1,377,743	608,390
Net realized gain (loss) on sales of investments	454	340,061	167,349	415,326	106,706
Distributions from capital gains	14,662	269,889	520,982	349,465	—
Net change in unrealized appreciation or depreciation of investments	(12,455)	(139,157)	(912,902)	172,260	256,401
Net gain (loss) on investments	2,661	470,793	(224,571)	937,051	363,107
Net increase (decrease) in net assets resulting from operations	$2,612	$442,851	$(246,073)	$1,030,202	$358,589

See accompanying notes to financial statements.

194	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(1)	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
Investment income
Dividend income	$—	$—	$4,276	$757	$17,871
Variable account expenses	20,556	18	12,123	7,173	11,677
Investment income (loss) — net	(20,556)	(18)	(7,847)	(6,416)	6,194

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	460,341	106	305,072	275,425	166,613
Cost of investments sold	396,926	105	269,128	211,865	124,571
Net realized gain (loss) on sales of investments	63,415	1	35,944	63,560	42,042
Distributions from capital gains	300,119	—	—	—	49,771
Net change in unrealized appreciation or depreciation of investments	(332,029)	104	(82,744)	(765)	18,336
Net gain (loss) on investments	31,505	105	(46,800)	62,795	110,149
Net increase (decrease) in net assets resulting from operations	$10,949	$87	$(54,647)	$56,379	$116,343

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Investment income
Dividend income	$57,405	$1,203,980	$17,520	$673,431	$2,586
Variable account expenses	61,917	278,393	25,363	133,941	1,053
Investment income (loss) — net	(4,512)	925,587	(7,843)	539,490	1,533

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,423,377	11,149,947	531,844	5,518,536	30,781
Cost of investments sold	1,094,648	10,813,472	394,442	5,529,844	32,778
Net realized gain (loss) on sales of investments	328,729	336,475	137,402	(11,308)	(1,997)
Distributions from capital gains	302,041	—	388,867	—	—
Net change in unrealized appreciation or depreciation of investments	(548,267)	(660,682)	(235,198)	(499,561)	3,947
Net gain (loss) on investments	82,503	(324,207)	291,071	(510,869)	1,950
Net increase (decrease) in net assets resulting from operations	$77,991	$601,380	$283,228	$28,621	$3,483

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
Investment income
Dividend income	$10,473	$154,929	$9,837	$31,485	$2,627
Variable account expenses	4,000	14,730	8,665	76,462	7,001
Investment income (loss) — net	6,473	140,199	1,172	(44,977)	(4,374)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	73,535	247,939	266,445	965,866	158,417
Cost of investments sold	73,640	174,243	240,068	712,469	99,804
Net realized gain (loss) on sales of investments	(105)	73,696	26,377	253,397	58,613
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,119	186,882	(108,277)	503,292	44,993
Net gain (loss) on investments	7,014	260,578	(81,900)	756,689	103,606
Net increase (decrease) in net assets resulting from operations	$13,487	$400,777	$(80,728)	$711,712	$99,232

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	195

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$35,997	$280	$—	$—
Variable account expenses	6,101	11,051	1,192	506,730	729,666
Investment income (loss) — net	(6,101)	24,946	(912)	(506,730)	(729,666)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	225,555	215,540	44,825	10,876,020	30,874,685
Cost of investments sold	177,985	218,314	43,207	8,573,738	21,390,181
Net realized gain (loss) on sales of investments	47,570	(2,774)	1,618	2,302,282	9,484,504
Distributions from capital gains	46,503	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(122,279)	23,435	(17,079)	535,392	(5,256,775)
Net gain (loss) on investments	(28,206)	20,661	(15,461)	2,837,674	4,227,729
Net increase (decrease) in net assets resulting from operations	$(34,307)	$45,607	$(16,373)	$2,330,944	$3,498,063

Year ended Dec. 31, 2014 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Investment income
Dividend income	$3,331	$3,392	$—	$—	$16,678
Variable account expenses	3,035	2,337	3,970	96,097	8,411
Investment income (loss) — net	296	1,055	(3,970)	(96,097)	8,267

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19,511	34,442	120,567	2,952,116	304,983
Cost of investments sold	19,287	35,834	125,065	3,054,574	289,681
Net realized gain (loss) on sales of investments	224	(1,392)	(4,498)	(102,458)	15,302
Distributions from capital gains	216	15,499	—	—	51,597
Net change in unrealized appreciation or depreciation of investments	11,962	15,571	36,822	987,720	(113,773)
Net gain (loss) on investments	12,402	29,678	32,324	885,262	(46,874)
Net increase (decrease) in net assets resulting from operations	$12,698	$30,733	$28,354	$789,165	$(38,607)

Year ended Dec. 31, 2014 (continued)	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
Investment income
Dividend income	$—	$—	$—	$6,880	$32,768
Variable account expenses	3,238	440,600	654,397	3,388	8,969
Investment income (loss) — net	(3,238)	(440,600)	(654,397)	3,492	23,799

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	57,052	12,923,966	28,532,318	9,074	357,059
Cost of investments sold	41,473	11,635,920	24,700,964	8,601	360,598
Net realized gain (loss) on sales of investments	15,579	1,288,046	3,831,354	473	(3,539)
Distributions from capital gains	—	—	—	12,179	7,277
Net change in unrealized appreciation or depreciation of investments	(3,054)	478,288	(900,695)	(53,268)	(32,606)
Net gain (loss) on investments	12,525	1,766,334	2,930,659	(40,616)	(28,868)
Net increase (decrease) in net assets resulting from operations	$9,287	$1,325,734	$2,276,262	$(37,124)	$(5,069)

See accompanying notes to financial statements.

196	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Investment income
Dividend income	$—	$—	$7,210	$4,155	$—
Variable account expenses	566	2,051	4,743	2,379	3,274
Investment income (loss) — net	(566)	(2,051)	2,467	1,776	(3,274)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,356	11,536	57,514	42,227	94,154
Cost of investments sold	8,044	9,422	49,917	41,772	71,394
Net realized gain (loss) on sales of investments	312	2,114	7,597	455	22,760
Distributions from capital gains	—	—	33,023	225	—
Net change in unrealized appreciation or depreciation of investments	(17,952)	12,159	(52,791)	5,732	1,717
Net gain (loss) on investments	(17,640)	14,273	(12,171)	6,412	24,477
Net increase (decrease) in net assets resulting from operations	$(18,206)	$12,222	$(9,704)	$8,188	$21,203

Year ended Dec. 31, 2014 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	1,226	5,236	4,440,119	7,595,400	2,081,467
Investment income (loss) — net	(1,226)	(5,236)	(4,440,119)	(7,595,400)	(2,081,467)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,869	34,014	51,591,982	113,976,689	32,831,029
Cost of investments sold	8,176	29,117	42,720,462	85,324,754	26,225,111
Net realized gain (loss) on sales of investments	1,693	4,897	8,871,520	28,651,935	6,605,918
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	12,060	45,280	12,493,357	11,037,074	4,161,867
Net gain (loss) on investments	13,753	50,177	21,364,877	39,689,009	10,767,785
Net increase (decrease) in net assets resulting from operations	$12,527	$44,941	$16,924,758	$32,093,609	$8,686,318

Year ended Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2(1)
Investment income
Dividend income	$—	$—	$—	$8,602	$18
Variable account expenses	3,033,532	1,130,866	1,686,584	5,104	7
Investment income (loss) — net	(3,033,532)	(1,130,866)	(1,686,584)	3,498	11

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	130,437,359	26,505,063	44,938,520	43,669	82
Cost of investments sold	93,913,924	22,835,061	35,862,761	42,907	82
Net realized gain (loss) on sales of investments	36,523,435	3,670,002	9,075,759	762	—
Distributions from capital gains	—	—	—	65,751	—
Net change in unrealized appreciation or depreciation of investments	(20,273,173)	1,436,177	(860,757)	(14,620)	(78)
Net gain (loss) on investments	16,250,262	5,106,179	8,215,002	51,893	(78)
Net increase (decrease) in net assets resulting from operations	$13,216,730	$3,975,313	$6,528,418	$55,391	$(67)

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	197

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2(1)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Investment income
Dividend income	$54	$—	$—	$—	$—
Variable account expenses	18	5,188	779	2,183	2,388
Investment income (loss) — net	36	(5,188)	(779)	(2,183)	(2,388)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	93	12,649	45,300	79,422	109,825
Cost of investments sold	93	10,093	34,894	64,577	82,366
Net realized gain (loss) on sales of investments	—	2,556	10,406	14,845	27,459
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(105)	38,420	(2,992)	(16,804)	(25,229)
Net gain (loss) on investments	(105)	40,976	7,414	(1,959)	2,230
Net increase (decrease) in net assets resulting from operations	$(69)	$35,788	$6,635	$(4,142)	$(158)

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3
Investment income
Dividend income	$—	$3,514	$1,088	$—	$—
Variable account expenses	72,887	2,475	397	2,468	30,081
Investment income (loss) — net	(72,887)	1,039	691	(2,468)	(30,081)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,155,566	8,414	11,779	15,184	993,168
Cost of investments sold	1,291,928	8,652	11,543	12,153	637,353
Net realized gain (loss) on sales of investments	863,638	(238)	236	3,031	355,815
Distributions from capital gains	—	20,317	20	—	—
Net change in unrealized appreciation or depreciation of investments	(719,763)	(42,853)	(1,875)	21,647	11,373
Net gain (loss) on investments	143,875	(22,774)	(1,619)	24,678	367,188
Net increase (decrease) in net assets resulting from operations	$70,988	$(21,735)	$(928)	$22,210	$337,107

Year ended Dec. 31, 2014 (continued)	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
Investment income
Dividend income	$515	$—	$—	$540	$230,334
Variable account expenses	1,333	3,893	6,759	4,430	144,083
Investment income (loss) — net	(818)	(3,893)	(6,759)	(3,890)	86,251

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,326	162,130	218,801	58,769	2,874,576
Cost of investments sold	13,445	110,699	150,079	59,249	2,498,054
Net realized gain (loss) on sales of investments	(119)	51,431	68,722	(480)	376,522
Distributions from capital gains	—	—	—	—	1,793,584
Net change in unrealized appreciation or depreciation of investments	5,814	(13,882)	12,107	1,527	(3,063,395)
Net gain (loss) on investments	5,695	37,549	80,829	1,047	(893,289)
Net increase (decrease) in net assets resulting from operations	$4,877	$33,656	$74,070	$(2,843)	$(807,038)

See accompanying notes to financial statements.

198	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$—	$35,606	$72,150	$2,354	$—
Variable account expenses	197,038	19,608	24,267	37,789	36,285
Investment income (loss) — net	(197,038)	15,998	47,883	(35,435)	(36,285)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,467,393	450,438	452,753	927,526	1,022,051
Cost of investments sold	3,536,647	330,463	408,163	603,386	778,800
Net realized gain (loss) on sales of investments	930,746	119,975	44,590	324,140	243,251
Distributions from capital gains	2,766,784	—	62,241	—	357,060
Net change in unrealized appreciation or depreciation of investments	(2,731,358)	231,660	(327,477)	87,882	(716,793)
Net gain (loss) on investments	966,172	351,635	(220,646)	412,022	(116,482)
Net increase (decrease) in net assets resulting from operations	$769,134	$367,633	$(172,763)	$376,587	$(152,767)

Year ended Dec. 31, 2014 (continued)					WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income					$19,731
Variable account expenses					1,746
Investment income (loss) — net					17,985

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales					10,647
Cost of investments sold					10,903
Net realized gain (loss) on sales of investments					(256)
Distributions from capital gains					—
Net change in unrealized appreciation or depreciation of investments					(35,046)
Net gain (loss) on investments					(35,302)
Net increase (decrease) in net assets resulting from operations					$(17,317)

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	199

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$(166)	$(12,757)	$15,579	$258,057	$(6,566)
Net realized gain (loss) on sales of investments	191	43,253	301,233	(112,171)	22,543
Distributions from capital gains	1,684	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(231)	23,262	234,196	(900,975)	70,030
Net increase (decrease) in net assets resulting from operations	1,478	53,758	551,008	(755,089)	86,007

Contract transactions
Contract purchase payments	14,540	21,805	201,592	240,269	137,884
Net transfers(1)	31,862	(39,761)	(384,477)	(398,549)	126,458
Transfers for policy loans	—	(2)	(5,200)	(1,461)	111
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,234)	—
Contract charges	(46)	(1,526)	(3,806)	(12,467)	(298)
Contract terminations:
Surrender benefits	(2,795)	(60,549)	(529,066)	(917,656)	(48,752)
Death benefits	—	(52,447)	(50,125)	(53,179)	(328)
Increase (decrease) from contract transactions	43,561	(132,480)	(771,082)	(1,147,277)	215,075
Net assets at beginning of year	8,607	1,421,382	7,158,177	11,397,565	581,492
Net assets at end of year	$53,646	$1,342,660	$6,938,103	$9,495,199	$882,574

Accumulation unit activity
Units outstanding at beginning of year	6,445	1,027,180	4,169,775	7,368,041	340,665
Contract purchase payments	13,472	15,190	119,624	170,715	72,999
Net transfers(1)	29,727	(28,526)	(221,688)	(259,082)	72,844
Transfers for policy loans	—	2	(2,804)	(1,713)	63
Contract charges	(42)	(1,063)	(2,167)	(8,126)	(171)
Contract terminations:
Surrender benefits	(2,408)	(42,467)	(298,000)	(579,546)	(28,134)
Death benefits	—	(35,695)	(27,787)	(35,278)	(179)
Units outstanding at end of year	47,194	934,621	3,736,953	6,655,011	458,087

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

200	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$(7,039)	$4,134	$14,050	$6,165	$(21,926)
Net realized gain (loss) on sales of investments	20,868	15,931	98,553	298,583	194,894
Distributions from capital gains	8,057	—	—	347,669	—
Net change in unrealized appreciation or depreciation of investments	33,354	(50,659)	(238,418)	82,515	90,207
Net increase (decrease) in net assets resulting from operations	55,240	(30,594)	(125,815)	734,932	263,175

Contract transactions
Contract purchase payments	334,828	5,459	33,051	82,803	14,564
Net transfers(1)	673,824	(5,497)	(68,958)	(310,047)	16,885
Transfers for policy loans	(1,431)	(2,493)	3,408	(1,614)	(824)
Adjustments to net assets allocated to contracts in payment period	—	—	(198)	—	—
Contract charges	(400)	(157)	(711)	(2,671)	(2,051)
Contract terminations:
Surrender benefits	(51,634)	(30,732)	(215,660)	(567,315)	(207,871)
Death benefits	—	—	(50,555)	(11,789)	(4,893)
Increase (decrease) from contract transactions	955,187	(33,420)	(299,623)	(810,633)	(184,190)
Net assets at beginning of year	351,674	508,761	2,142,976	5,266,468	3,131,817
Net assets at end of year	$1,362,101	$444,747	$1,717,538	$5,190,767	$3,210,802

Accumulation unit activity
Units outstanding at beginning of year	329,181	409,076	1,220,201	3,093,452	1,858,870
Contract purchase payments	284,296	4,399	18,975	46,526	8,616
Net transfers(1)	587,318	(4,609)	(42,226)	(169,080)	3,074
Transfers for policy loans	(1,152)	(1,985)	2,008	(1,019)	(454)
Contract charges	(338)	(131)	(407)	(1,505)	(1,169)
Contract terminations:
Surrender benefits	(45,442)	(24,803)	(126,168)	(315,379)	(121,021)
Death benefits	—	—	(28,860)	(6,698)	(2,937)
Units outstanding at end of year	1,153,863	381,947	1,043,523	2,646,297	1,744,979

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	201

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$8,786	$83,923	$66,279	$10,395	$(16,066)
Net realized gain (loss) on sales of investments	37,013	690,172	27,580	40,917	81,395
Distributions from capital gains	—	—	411,960	103,132	180,254
Net change in unrealized appreciation or depreciation of investments	97,865	1,144,273	(452,615)	(23,817)	(197,451)
Net increase (decrease) in net assets resulting from operations	143,664	1,918,368	53,204	130,627	48,132

Contract transactions
Contract purchase payments	17,698	816,270	770,129	21,913	42,476
Net transfers(1)	(18,664)	(7,905)	799,521	(15,340)	(147,559)
Transfers for policy loans	324	(438)	(13)	1,384	(2,190)
Adjustments to net assets allocated to contracts in payment period	—	(4,601)	—	—	—
Contract charges	(436)	(7,275)	(2,291)	(832)	(546)
Contract terminations:
Surrender benefits	(76,930)	(1,792,536)	(482,297)	(219,752)	(52,265)
Death benefits	—	(133,926)	—	(4,978)	(16,927)
Increase (decrease) from contract transactions	(78,008)	(1,130,411)	1,085,049	(217,605)	(177,011)
Net assets at beginning of year	1,207,813	16,678,097	3,655,920	1,625,679	1,780,118
Net assets at end of year	$1,273,469	$17,466,054	$4,794,173	$1,538,701	$1,651,239

Accumulation unit activity
Units outstanding at beginning of year	457,966	8,693,683	3,136,230	1,178,572	979,218
Contract purchase payments	6,313	385,882	665,051	15,233	23,878
Net transfers(1)	(5,703)	27,434	685,851	(10,608)	(81,086)
Transfers for policy loans	116	(2)	(16)	965	(1,201)
Contract charges	(158)	(3,592)	(1,943)	(568)	(312)
Contract terminations:
Surrender benefits	(27,790)	(886,585)	(407,838)	(155,483)	(29,339)
Death benefits	—	(59,337)	—	(3,534)	(10,078)
Units outstanding at end of year	430,744	8,157,483	4,077,335	1,024,577	881,080

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

202	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$(123,685)	$(11,202)	$(126,095)	$(1,098)	$(3,327)
Net realized gain (loss) on sales of investments	497,555	2	518	(428)	4,355
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	602,410	—	(517)	(40,699)	41,568
Net increase (decrease) in net assets resulting from operations	976,280	(11,200)	(126,094)	(42,225)	42,596

Contract transactions
Contract purchase payments	576,731	2,872,880	645,253	—	127,813
Net transfers(1)	456,648	(2,540,706)	760,588	139,872	216,482
Transfers for policy loans	12,582	—	39,652	—	—
Adjustments to net assets allocated to contracts in payment period	(20,762)	—	(1,927)	—	—
Contract charges	(6,769)	(225)	(13,005)	(31)	(75)
Contract terminations:
Surrender benefits	(1,070,495)	(74,330)	(2,778,005)	(2,114)	(10,914)
Death benefits	(95,422)	(96,194)	(79,998)	—	—
Increase (decrease) from contract transactions	(147,487)	161,425	(1,427,442)	137,727	333,306
Net assets at beginning of year	11,056,404	957,392	14,226,895	52,758	176,309
Net assets at end of year	$11,885,197	$1,107,617	$12,673,359	$148,260	$552,211

Accumulation unit activity
Units outstanding at beginning of year	5,938,496	967,341	12,894,206	55,506	145,192
Contract purchase payments	360,435	3,001,638	607,811	—	97,655
Net transfers(1)	250,549	(2,654,078)	706,754	151,424	173,217
Transfers for policy loans	5,701	—	35,866	—	—
Contract charges	(3,617)	(233)	(12,153)	(34)	(59)
Contract terminations:
Surrender benefits	(554,932)	(77,221)	(2,538,415)	(2,244)	(8,363)
Death benefits	(46,790)	(100,751)	(71,453)	—	—
Units outstanding at end of year	5,949,842	1,136,696	11,622,616	204,652	407,642

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	203

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$(1,162)	$9,273	$599,458	$(10,597)	$(362,256)
Net realized gain (loss) on sales of investments	894	(11,867)	(296,315)	100,280	2,381,779
Distributions from capital gains	—	3,276	171,452	—	—
Net change in unrealized appreciation or depreciation of investments	3,432	28,183	1,094,945	(7,922)	1,173,191
Net increase (decrease) in net assets resulting from operations	3,164	28,865	1,569,540	81,761	3,192,714

Contract transactions
Contract purchase payments	220,807	106,363	529,804	128,696	559,087
Net transfers(1)	32,370	(154,967)	(2,691,099)	41,826	(1,215,736)
Transfers for policy loans	—	800	(11,719)	—	5,970
Adjustments to net assets allocated to contracts in payment period	—	—	(21,307)	—	(25,743)
Contract charges	(193)	(147)	(47,527)	(97)	(26,728)
Contract terminations:
Surrender benefits	(3,258)	(41,659)	(4,104,159)	(76,318)	(3,643,357)
Death benefits	—	(6,140)	(325,988)	(237,627)	(392,497)
Increase (decrease) from contract transactions	249,726	(95,750)	(6,671,995)	(143,520)	(4,739,004)
Net assets at beginning of year	5,896	761,956	38,418,534	961,718	38,630,274
Net assets at end of year	$258,786	$695,071	$33,316,079	$899,959	$37,083,984

Accumulation unit activity
Units outstanding at beginning of year	4,527	693,312	24,489,660	601,449	18,989,793
Contract purchase payments	224,352	93,018	345,544	75,746	264,937
Net transfers(1)	33,551	(136,460)	(1,726,591)	26,282	(555,649)
Transfers for policy loans	—	705	(8,010)	—	3,462
Contract charges	(195)	(130)	(30,156)	(58)	(13,922)
Contract terminations:
Surrender benefits	(2,920)	(36,449)	(2,539,961)	(46,255)	(1,722,934)
Death benefits	—	(5,508)	(203,179)	(140,224)	(192,833)
Units outstanding at end of year	259,315	608,488	20,327,307	516,940	16,772,854

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

204	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$12,001	$(4,687)	$(96,382)	$(3,601)	$(112,616)
Net realized gain (loss) on sales of investments	(1,598)	285	467,483	(7,547)	(115,564)
Distributions from capital gains	1,382	1,645	39,613	14,690	491,683
Net change in unrealized appreciation or depreciation of investments	(17,633)	(26,897)	(751,949)	(3,556)	(218,436)
Net increase (decrease) in net assets resulting from operations	(5,848)	(29,654)	(341,235)	(14)	45,067

Contract transactions
Contract purchase payments	55,109	286,932	197,140	12,006	132,431
Net transfers(1)	99,804	81,685	(526,738)	(65,903)	(934,373)
Transfers for policy loans	(2,738)	—	16,364	—	(2,370)
Adjustments to net assets allocated to contracts in payment period	—	—	(3,076)	—	(1,948)
Contract charges	(178)	(65)	(13,174)	(55)	(15,320)
Contract terminations:
Surrender benefits	(16,162)	(2,359)	(1,404,934)	(847)	(1,256,523)
Death benefits	—	(1,196)	(105,393)	(3,629)	(97,761)
Increase (decrease) from contract transactions	135,835	364,997	(1,839,811)	(58,428)	(2,175,864)
Net assets at beginning of year	191,842	411,265	13,462,798	367,965	12,668,026
Net assets at end of year	$321,829	$746,608	$11,281,752	$309,523	$10,537,229

Accumulation unit activity
Units outstanding at beginning of year	210,802	372,965	6,296,690	355,451	7,799,317
Contract purchase payments	59,185	260,186	96,780	11,522	82,700
Net transfers(1)	103,381	73,765	(199,915)	(62,132)	(549,082)
Transfers for policy loans	(2,793)	—	8,526	—	(1,099)
Contract charges	(189)	(61)	(5,848)	(52)	(9,506)
Contract terminations:
Surrender benefits	(17,259)	(1,974)	(655,586)	(742)	(736,558)
Death benefits	—	(1,076)	(58,857)	(3,493)	(56,104)
Units outstanding at end of year	353,127	703,805	5,481,790	300,554	6,529,668

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	205

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
Operations
Investment income (loss) — net	$43,727	$905,131	$(56,596)	$(87,932)	$843
Net realized gain (loss) on sales of investments	7,492	285,249	(52,780)	(174,832)	6,565
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(31,790)	(696,145)	267,866	546,225	(22,767)
Net increase (decrease) in net assets resulting from operations	19,429	494,235	158,490	283,461	(15,359)

Contract transactions
Contract purchase payments	139,835	222,812	224,216	129,900	35,763
Net transfers(1)	80,015	(581,014)	(361,884)	(995,029)	(36,139)
Transfers for policy loans	—	(1,110)	(1,811)	(1,882)	—
Adjustments to net assets allocated to contracts in payment period	—	(8,563)	—	(1,888)	—
Contract charges	(97)	(8,860)	(5,328)	(16,465)	(32)
Contract terminations:
Surrender benefits	(44,802)	(2,037,315)	(418,843)	(1,022,028)	(7,021)
Death benefits	(96,335)	(318,568)	(37,226)	(26,746)	—
Increase (decrease) from contract transactions	78,616	(2,732,618)	(600,876)	(1,934,138)	(7,429)
Net assets at beginning of year	747,996	18,317,303	6,026,544	10,090,401	158,309
Net assets at end of year	$846,041	$16,078,920	$5,584,158	$8,439,724	$135,521

Accumulation unit activity
Units outstanding at beginning of year	554,211	8,242,016	5,039,923	5,757,401	107,769
Contract purchase payments	100,502	96,946	170,857	72,676	25,639
Net transfers(1)	57,635	(250,206)	(320,696)	(558,131)	(26,113)
Transfers for policy loans	—	115	(1,666)	(1,080)	—
Contract charges	(74)	(3,945)	(4,653)	(9,185)	(23)
Contract terminations:
Surrender benefits	(31,841)	(885,655)	(347,747)	(566,033)	(5,165)
Death benefits	(69,111)	(142,809)	(28,076)	(15,278)	—
Units outstanding at end of year	611,322	7,056,462	4,507,942	4,680,370	102,107

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

206	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
Operations
Investment income (loss) — net	$40,975	$(2,759)	$(41,042)	$(1,232)	$(238,043)
Net realized gain (loss) on sales of investments	169,001	1,526	251,439	275	1,349,147
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(813,628)	38,815	373,434	23,912	1,784,737
Net increase (decrease) in net assets resulting from operations	(603,652)	37,582	583,831	22,955	2,895,841

Contract transactions
Contract purchase payments	88,325	121,404	129,172	146,428	255,950
Net transfers(1)	(223,606)	232,525	179,608	50,147	(1,052,676)
Transfers for policy loans	15,465	—	(2,603)	—	9,434
Adjustments to net assets allocated to contracts in payment period	(6,693)	—	(2,319)	—	(27,422)
Contract charges	(2,986)	(8)	(5,456)	(26)	(33,567)
Contract terminations:
Surrender benefits	(609,325)	(3,922)	(421,742)	(56)	(2,371,299)
Death benefits	(63,160)	—	(18,131)	—	(182,572)
Increase (decrease) from contract transactions	(801,980)	349,999	(141,471)	196,493	(3,402,152)
Net assets at beginning of year	6,657,638	105,882	4,591,898	21,239	22,974,596
Net assets at end of year	$5,252,006	$493,463	$5,034,258	$240,687	$22,468,285

Accumulation unit activity
Units outstanding at beginning of year	4,431,047	60,095	5,086,797	11,217	15,056,861
Contract purchase payments	60,860	67,032	146,973	76,642	168,773
Net transfers(1)	(183,934)	123,511	170,536	25,286	(745,939)
Transfers for policy loans	11,013	—	(2,948)	—	(1,303)
Contract charges	(2,126)	(5)	(5,743)	(13)	(21,943)
Contract terminations:
Surrender benefits	(424,425)	(2,056)	(450,904)	—	(1,458,458)
Death benefits	(44,099)	—	(21,911)	—	(127,643)
Units outstanding at end of year	3,848,336	248,577	4,922,800	113,132	12,870,348

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	207

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(4,224)	$(57,121)	$(241,514)	$(2,069,228)	$(5,605,007)
Net realized gain (loss) on sales of investments	(7,443)	25,808	55,948	444,242	2,254,336
Distributions from capital gains	12,585	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(67,364)	186,914	943,285	10,067,089	23,454,593
Net increase (decrease) in net assets resulting from operations	(66,446)	155,601	757,719	8,442,103	20,103,922

Contract transactions
Contract purchase payments	240,315	1,967,431	15,783,175	60,967,789	126,359,145
Net transfers(1)	3,997,818	1,429,680	9,389,975	109,117,455	94,050,386
Transfers for policy loans	—	—	—	(55,371)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(306)	(52,837)	(153,467)	(1,800,049)	(5,142,640)
Contract terminations:
Surrender benefits	(106,204)	(270,786)	(223,385)	(3,019,945)	(5,190,710)
Death benefits	(8,596)	—	—	(616,012)	(1,063,985)
Increase (decrease) from contract transactions	4,123,027	3,073,488	24,796,298	164,593,867	209,012,196
Net assets at beginning of year	439,994	3,976,226	10,050,879	117,097,341	409,271,502
Net assets at end of year	$4,496,575	$7,205,315	$35,604,896	$290,133,311	$638,387,620

Accumulation unit activity
Units outstanding at beginning of year	408,598	3,947,608	9,664,417	107,695,966	361,214,861
Contract purchase payments	228,584	1,905,619	14,822,321	53,763,721	110,915,314
Net transfers(1)	3,776,462	1,386,265	8,988,624	100,736,670	86,434,526
Transfers for policy loans	—	—	—	(49,969)	—
Contract charges	(296)	(51,183)	(143,999)	(1,623,236)	(4,458,697)
Contract terminations:
Surrender benefits	(103,511)	(265,877)	(210,576)	(2,796,138)	(4,573,212)
Death benefits	(8,108)	—	—	(561,340)	(944,499)
Units outstanding at end of year	4,301,729	6,922,432	33,120,787	257,165,674	548,588,293

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

208	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(77,977)	$(22,510)	$(1,011)	$(45,370)	$(2,911)
Net realized gain (loss) on sales of investments	765,212	8,835	236	245,880	6,537
Distributions from capital gains	1,637,290	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,430,220)	(146,519)	7,358	32,644	27,310
Net increase (decrease) in net assets resulting from operations	894,305	(160,194)	6,583	233,154	30,936

Contract transactions
Contract purchase payments	211,331	89,930	34,825	60,848	246,450
Net transfers(1)	(369,895)	43,625	50,360	(68,169)	122,921
Transfers for policy loans	(6,354)	827	—	8,061	—
Adjustments to net assets allocated to contracts in payment period	—	(775)	—	1,159	—
Contract charges	(13,404)	(1,372)	(13)	(2,211)	(35)
Contract terminations:
Surrender benefits	(1,235,696)	(202,892)	(86)	(446,077)	(618)
Death benefits	(45,514)	(7,735)	—	(34,768)	(2,456)
Increase (decrease) from contract transactions	(1,459,532)	(78,392)	85,086	(481,157)	366,262
Net assets at beginning of year	11,438,786	2,641,235	56,421	4,235,070	149,875
Net assets at end of year	$10,873,559	$2,402,649	$148,090	$3,987,067	$547,073

Accumulation unit activity
Units outstanding at beginning of year	7,076,811	2,166,434	36,982	2,730,496	82,351
Contract purchase payments	126,566	75,427	23,260	38,364	127,427
Net transfers(1)	(215,160)	35,354	32,539	(37,729)	63,652
Transfers for policy loans	(3,775)	645	—	5,565	—
Contract charges	(7,917)	(1,196)	(8)	(1,410)	(19)
Contract terminations:
Surrender benefits	(745,661)	(177,921)	(45)	(274,409)	(417)
Death benefits	(26,921)	(6,657)	—	(25,074)	(1,273)
Units outstanding at end of year	6,203,943	2,092,086	92,728	2,435,803	271,721

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	209

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(41,765)	$(1,108)	$(79,122)	$(2,091)	$(12,116)
Net realized gain (loss) on sales of investments	254,512	(1,029)	622,754	20,635	141,139
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	268,345	560	485,391	417	5,246
Net increase (decrease) in net assets resulting from operations	481,092	(1,577)	1,029,023	18,961	134,269

Contract transactions
Contract purchase payments	95,878	19,984	1,005,044	135,197	16,524
Net transfers(1)	(29,888)	38,536	1,481,615	(61,995)	(13,084)
Transfers for policy loans	(1,516)	—	4,341	—	(2,844)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(3,591)	(7)	(3,115)	(13)	(618)
Contract terminations:
Surrender benefits	(333,031)	(6,722)	(1,577,554)	(625)	(185,223)
Death benefits	(12,995)	—	(362,896)	—	(40,552)
Increase (decrease) from contract transactions	(285,143)	51,791	547,435	72,564	(225,797)
Net assets at beginning of year	4,442,238	88,835	8,016,974	176,545	1,400,595
Net assets at end of year	$4,638,187	$139,049	$9,593,432	$268,070	$1,309,067

Accumulation unit activity
Units outstanding at beginning of year	2,411,791	93,483	5,400,387	94,770	825,399
Contract purchase payments	52,174	22,430	631,020	70,212	9,371
Net transfers(1)	(28,206)	42,517	768,264	(32,403)	(8,914)
Transfers for policy loans	(828)	—	3,271	—	(1,642)
Contract charges	(1,831)	(7)	(2,035)	(7)	(353)
Contract terminations:
Surrender benefits	(164,894)	(7,387)	(856,212)	(453)	(100,847)
Death benefits	(6,829)	—	(193,447)	—	(22,649)
Units outstanding at end of year	2,261,377	151,036	5,751,248	132,119	700,365

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

210	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(1,444)	$(24,481)	$8,045	$1,570	$67,760
Net realized gain (loss) on sales of investments	2,812	217,684	2,937	432	32,024
Distributions from capital gains	—	—	4,433	—	—
Net change in unrealized appreciation or depreciation of investments	8,085	(66,829)	(2,845)	9,554	265,493
Net increase (decrease) in net assets resulting from operations	9,453	126,374	12,570	11,556	365,277

Contract transactions
Contract purchase payments	82,473	27,254	46,470	3,060	79,707
Net transfers(1)	22,939	(39,387)	(89,100)	(33,162)	(1,180,954)
Transfers for policy loans	—	(4,498)	—	—	(1,890)
Adjustments to net assets allocated to contracts in payment period	—	(1,132)	—	—	(6,513)
Contract charges	(21)	(1,819)	(84)	(31)	(5,658)
Contract terminations:
Surrender benefits	(636)	(286,944)	(731)	(38,637)	(796,410)
Death benefits	—	(128,088)	(3,674)	—	(72,810)
Increase (decrease) from contract transactions	104,755	(434,614)	(47,119)	(68,770)	(1,984,528)
Net assets at beginning of year	88,636	2,991,183	491,660	294,258	8,398,375
Net assets at end of year	$202,844	$2,682,943	$457,111	$237,044	$6,779,124

Accumulation unit activity
Units outstanding at beginning of year	45,081	1,353,300	472,102	299,120	6,906,574
Contract purchase payments	42,898	12,324	43,311	3,009	65,643
Net transfers(1)	11,763	(19,343)	(82,005)	(33,336)	(957,271)
Transfers for policy loans	—	(1,535)	—	—	(1,406)
Contract charges	(11)	(815)	(79)	(31)	(4,664)
Contract terminations:
Surrender benefits	(422)	(126,828)	(595)	(38,453)	(625,530)
Death benefits	—	(47,329)	(3,457)	—	(61,434)
Units outstanding at end of year	99,309	1,169,774	429,277	230,309	5,321,912

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	211

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(16,217)	$3,730	$4,120	$266,025	$(56,685)
Net realized gain (loss) on sales of investments	(117,313)	3,270	7,231	22,378	1,392,157
Distributions from capital gains	—	4,212	—	—	587,329
Net change in unrealized appreciation or depreciation of investments	(173,509)	2,201	(24,617)	(324,931)	971,880
Net increase (decrease) in net assets resulting from operations	(307,039)	13,413	(13,266)	(36,528)	2,894,681

Contract transactions
Contract purchase payments	43,234	239,295	9,230	229,498	1,256,836
Net transfers(1)	(78,496)	108,958	(48,022)	(546,604)	97,413
Transfers for policy loans	1,071	(293)	111	3,700	(9,296)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(635)	(9,807)
Contract charges	(1,138)	(381)	(157)	(10,998)	(17,508)
Contract terminations:
Surrender benefits	(155,581)	(32,199)	(18,363)	(1,074,977)	(2,937,128)
Death benefits	(2,111)	(90,642)	—	(51,994)	(178,705)
Increase (decrease) from contract transactions	(193,021)	224,738	(57,201)	(1,452,010)	(1,798,195)
Net assets at beginning of year	1,935,992	651,275	407,942	12,446,254	28,447,273
Net assets at end of year	$1,435,932	$889,426	$337,475	$10,957,716	$29,543,759

Accumulation unit activity
Units outstanding at beginning of year	2,533,769	652,553	330,814	9,715,821	17,970,843
Contract purchase payments	55,923	234,761	7,559	178,298	774,987
Net transfers(1)	(94,149)	105,735	(38,730)	(426,861)	36,710
Transfers for policy loans	1,307	(276)	90	2,841	(5,343)
Contract charges	(1,537)	(372)	(129)	(8,565)	(10,555)
Contract terminations:
Surrender benefits	(207,920)	(31,532)	(15,131)	(834,796)	(1,778,901)
Death benefits	(2,742)	(88,118)	—	(41,597)	(105,541)
Units outstanding at end of year	2,284,651	872,751	284,473	8,585,141	16,882,200

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

212	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$11,306	$59,989	$(22,519)	$(259,462)	$883
Net realized gain (loss) on sales of investments	59,694	438,877	148,167	1,207,110	17,835
Distributions from capital gains	380	2,514	73,413	710,333	121
Net change in unrealized appreciation or depreciation of investments	58,200	326,493	(42,484)	(196,682)	(61,113)
Net increase (decrease) in net assets resulting from operations	129,580	827,873	156,577	1,461,299	(42,274)

Contract transactions
Contract purchase payments	11,416	111,087	30,277	654,936	7,051
Net transfers(1)	(20,346)	(99,193)	(180,647)	(2,042,045)	(38,501)
Transfers for policy loans	(8,202)	(6,753)	(10,310)	2,365	(1,015)
Adjustments to net assets allocated to contracts in payment period	—	(5,344)	(2,221)	(2,050)	—
Contract charges	(501)	(4,517)	(1,043)	(20,593)	(143)
Contract terminations:
Surrender benefits	(110,156)	(938,608)	(332,592)	(3,002,352)	(98,148)
Death benefits	—	(11,956)	—	(202,979)	—
Increase (decrease) from contract transactions	(127,789)	(955,284)	(496,536)	(4,612,718)	(130,756)
Net assets at beginning of year	1,455,663	9,564,837	3,280,019	31,467,207	512,503
Net assets at end of year	$1,457,454	$9,437,426	$2,940,060	$28,315,788	$339,473

Accumulation unit activity
Units outstanding at beginning of year	930,589	5,189,662	1,043,815	11,593,658	357,623
Contract purchase payments	7,024	57,631	9,347	251,571	5,108
Net transfers(1)	(13,323)	(52,625)	(56,222)	(852,865)	(30,180)
Transfers for policy loans	(5,156)	(2,895)	(3,222)	702	(705)
Contract charges	(310)	(2,364)	(328)	(7,475)	(106)
Contract terminations:
Surrender benefits	(66,740)	(494,212)	(103,760)	(1,009,053)	(70,562)
Death benefits	—	(6,631)	—	(77,555)	—
Units outstanding at end of year	852,084	4,688,566	889,630	9,898,983	261,178

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	213

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$9,997	$23,059	$(33,701)	$127,818	$128,597
Net realized gain (loss) on sales of investments	128,679	41,638	(186,469)	17,248	470,021
Distributions from capital gains	1,408	21,811	—	—	62,406
Net change in unrealized appreciation or depreciation of investments	(646,553)	47,136	1,237,561	(76,080)	51,580
Net increase (decrease) in net assets resulting from operations	(506,469)	133,644	1,017,391	68,986	712,604

Contract transactions
Contract purchase payments	91,369	103,093	140,085	357,166	526,917
Net transfers(1)	175,089	(2,009,846)	(337,514)	2,095,386	(546,561)
Transfers for policy loans	(430)	(4,344)	(1,415)	—	1,215
Adjustments to net assets allocated to contracts in payment period	(269)	—	(885)	—	—
Contract charges	(2,418)	(2,047)	(5,093)	(1,612)	(6,747)
Contract terminations:
Surrender benefits	(586,439)	(359,737)	(572,954)	(380,829)	(1,151,098)
Death benefits	(77,557)	(27,181)	(85,794)	—	(33,121)
Increase (decrease) from contract transactions	(400,655)	(2,300,062)	(863,570)	2,070,111	(1,209,395)
Net assets at beginning of year	5,805,678	3,877,674	7,590,099	1,924,804	12,253,818
Net assets at end of year	$4,898,554	$1,711,256	$7,743,920	$4,063,901	$11,757,027

Accumulation unit activity
Units outstanding at beginning of year	3,466,182	3,939,000	4,820,279	1,796,101	7,064,652
Contract purchase payments	59,801	102,106	79,110	318,394	299,661
Net transfers(1)	114,567	(1,957,469)	(167,357)	1,883,061	(311,852)
Transfers for policy loans	207	(4,210)	(804)	—	578
Contract charges	(1,546)	(2,021)	(3,126)	(1,434)	(3,903)
Contract terminations:
Surrender benefits	(361,352)	(353,679)	(320,091)	(336,207)	(602,727)
Death benefits	(42,046)	(26,995)	(40,529)	—	(20,043)
Units outstanding at end of year	3,235,813	1,696,732	4,367,482	3,659,915	6,426,366

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

214	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor(2)	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$(28,369)	$27,684	$10,971	$243	$(555)
Net realized gain (loss) on sales of investments	483,267	(1,492)	590,817	(3)	7,867
Distributions from capital gains	777,333	—	1,952,393	5	50,849
Net change in unrealized appreciation or depreciation of investments	(1,276,950)	(24,539)	(1,105,753)	(1,035)	(38,247)
Net increase (decrease) in net assets resulting from operations	(44,719)	1,653	1,448,428	(790)	19,914

Contract transactions
Contract purchase payments	448,406	211,783	141,642	25,675	5,170
Net transfers(1)	(337,174)	383,841	(617,774)	4,957	(16,377)
Transfers for policy loans	(3,699)	(4,340)	(884)	—	95
Adjustments to net assets allocated to contracts in payment period	—	—	(3,411)	—	—
Contract charges	(4,289)	(336)	(10,963)	(2)	(84)
Contract terminations:
Surrender benefits	(774,504)	(46,985)	(1,330,357)	(74)	(16,113)
Death benefits	(29,911)	—	(210,869)	—	—
Increase (decrease) from contract transactions	(701,171)	543,963	(2,032,616)	30,556	(27,309)
Net assets at beginning of year	10,690,795	440,626	12,582,595	—	369,186
Net assets at end of year	$9,944,905	$986,242	$11,998,407	$29,766	$361,791

Accumulation unit activity
Units outstanding at beginning of year	4,086,913	448,076	3,596,710	—	170,753
Contract purchase payments	174,712	213,050	39,310	24,247	2,346
Net transfers(1)	(117,239)	387,733	(172,343)	4,983	(7,737)
Transfers for policy loans	(1,564)	(4,308)	(277)	—	43
Contract charges	(1,614)	(336)	(2,963)	(2)	(39)
Contract terminations:
Surrender benefits	(272,528)	(47,307)	(358,249)	—	(7,441)
Death benefits	(8,514)	—	(61,537)	—	—
Units outstanding at end of year	3,860,166	996,908	3,040,651	29,228	157,925

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	215

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$35,459	$(2,881)	$(34,865)	$(4,333)	$13,468
Net realized gain (loss) on sales of investments	467,385	22,553	329,802	614	925,839
Distributions from capital gains	304,251	—	—	21,198	—
Net change in unrealized appreciation or depreciation of investments	165,571	1,742	(36,082)	3,653	(172,915)
Net increase (decrease) in net assets resulting from operations	972,666	21,414	258,855	21,132	766,392

Contract transactions
Contract purchase payments	73,081	6,664	35,482	291,596	101,393
Net transfers(1)	(134,974)	4,346	(669,861)	(25,159)	(1,301,309)
Transfers for policy loans	(754)	(1,753)	122	—	1,369
Adjustments to net assets allocated to contracts in payment period	(698)	—	(510)	—	—
Contract charges	(14,131)	(162)	(14,170)	(137)	(24,293)
Contract terminations:
Surrender benefits	(670,109)	(51,704)	(345,177)	(4,117)	(1,059,320)
Death benefits	(110,436)	—	(63,043)	—	(138,284)
Increase (decrease) from contract transactions	(858,021)	(42,609)	(1,057,157)	262,183	(2,420,444)
Net assets at beginning of year	6,957,850	334,075	4,424,051	374,092	10,730,517
Net assets at end of year	$7,072,495	$312,880	$3,625,749	$657,407	$9,076,465

Accumulation unit activity
Units outstanding at beginning of year	4,777,357	248,254	3,298,130	379,367	6,427,809
Contract purchase payments	47,224	4,848	25,264	289,314	59,834
Net transfers(1)	(70,497)	3,178	(494,050)	(25,578)	(754,326)
Transfers for policy loans	(579)	(1,337)	89	—	802
Contract charges	(8,527)	(119)	(10,067)	(134)	(13,716)
Contract terminations:
Surrender benefits	(442,273)	(38,462)	(251,935)	(3,584)	(608,876)
Death benefits	(77,657)	—	(45,695)	—	(81,267)
Units outstanding at end of year	4,225,048	216,362	2,521,736	639,385	5,030,260

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

216	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$(37,676)	$8,415	$5,775	$(30,379)	$22,452
Net realized gain (loss) on sales of investments	635,223	48,584	45,939	213,451	161,832
Distributions from capital gains	42,320	—	—	129,595	—
Net change in unrealized appreciation or depreciation of investments	(44,210)	68,532	78,750	245,559	(214,972)
Net increase (decrease) in net assets resulting from operations	595,657	125,531	130,464	558,226	(30,688)

Contract transactions
Contract purchase payments	69,849	11,173	12,387	32,814	101,674
Net transfers(1)	(171,276)	(41,761)	77,997	64,933	268,672
Transfers for policy loans	17,740	292	111	(225)	(1,007)
Adjustments to net assets allocated to contracts in payment period	(4,506)	—	—	—	—
Contract charges	(4,837)	(632)	(1,402)	(2,704)	(5,309)
Contract terminations:
Surrender benefits	(1,143,209)	(58,214)	(80,400)	(229,903)	(405,303)
Death benefits	(67,651)	—	(44,419)	(57,171)	(40,775)
Increase (decrease) from contract transactions	(1,303,890)	(89,142)	(35,726)	(192,256)	(82,048)
Net assets at beginning of year	9,149,563	1,114,791	1,166,365	3,156,981	4,678,711
Net assets at end of year	$8,441,330	$1,151,180	$1,261,103	$3,522,951	$4,565,975

Accumulation unit activity
Units outstanding at beginning of year	3,439,797	795,358	838,648	1,708,791	2,890,444
Contract purchase payments	25,841	7,602	8,583	16,337	62,211
Net transfers(1)	(62,111)	(28,950)	52,209	30,448	169,696
Transfers for policy loans	6,497	203	76	(85)	(527)
Contract charges	(1,772)	(428)	(965)	(1,346)	(3,364)
Contract terminations:
Surrender benefits	(416,682)	(39,382)	(54,734)	(115,904)	(246,625)
Death benefits	(25,426)	—	(30,241)	(27,620)	(26,173)
Units outstanding at end of year	2,966,144	734,403	813,576	1,610,621	2,845,662

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	217

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Operations
Investment income (loss) — net	$(4,161)	$(14,301)	$(11,754)	$(5,231)	$(5,917)
Net realized gain (loss) on sales of investments	18,236	91,817	75,681	(29,317)	18,987
Distributions from capital gains	—	—	116,275	139,849	51,039
Net change in unrealized appreciation or depreciation of investments	19,585	27,316	(43,655)	(178,282)	13,976
Net increase (decrease) in net assets resulting from operations	33,660	104,832	136,547	(72,981)	78,085

Contract transactions
Contract purchase payments	10,066	20,417	10,060	204,020	8,752
Net transfers(1)	(15,361)	50,575	(14,639)	578,809	(10,766)
Transfers for policy loans	164	195	823	(3,104)	(845)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,189)
Contract charges	(238)	(659)	(2,748)	(441)	(272)
Contract terminations:
Surrender benefits	(38,329)	(260,163)	(88,852)	(102,489)	(20,805)
Death benefits	(421)	(23,949)	(6,436)	—	—
Increase (decrease) from contract transactions	(44,119)	(213,584)	(101,792)	676,795	(25,125)
Net assets at beginning of year	487,994	1,654,952	1,442,875	596,504	713,568
Net assets at end of year	$477,535	$1,546,200	$1,477,630	$1,200,318	$766,528

Accumulation unit activity
Units outstanding at beginning of year	367,542	1,251,447	1,199,821	494,990	683,737
Contract purchase payments	7,475	14,986	8,272	175,322	8,139
Net transfers(1)	(10,566)	38,067	(22,173)	484,457	(10,682)
Transfers for policy loans	119	158	700	(2,638)	(813)
Contract charges	(175)	(487)	(2,012)	(379)	(254)
Contract terminations:
Surrender benefits	(28,299)	(191,014)	(72,113)	(87,542)	(19,410)
Death benefits	(303)	(17,542)	(5,469)	—	—
Units outstanding at end of year	335,793	1,095,615	1,107,026	1,064,210	660,717

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

218	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Operations
Investment income (loss) — net	$7,137	$2,475	$(6,588)	$(33,241)	$58,538
Net realized gain (loss) on sales of investments	264	204	56,614	370,307	13,562
Distributions from capital gains	—	1,639	51,126	360,711	274,470
Net change in unrealized appreciation or depreciation of investments	1,620	(3,570)	(36,042)	(168,223)	(686,577)
Net increase (decrease) in net assets resulting from operations	9,021	748	65,110	529,554	(340,007)

Contract transactions
Contract purchase payments	107,200	27,810	9,869	71,002	34,209
Net transfers(1)	118,784	69,647	(2,302)	(431,579)	(64,804)
Transfers for policy loans	(2,718)	—	293	(709)	(2,246)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(66)	(41)	(315)	(9,444)	(1,096)
Contract terminations:
Surrender benefits	(589)	(366)	(111,392)	(507,531)	(457,429)
Death benefits	—	—	—	(97,494)	—
Increase (decrease) from contract transactions	222,611	97,050	(103,847)	(975,755)	(491,366)
Net assets at beginning of year	181,407	19,092	846,144	5,225,439	3,025,740
Net assets at end of year	$413,039	$116,890	$807,407	$4,779,238	$2,194,367

Accumulation unit activity
Units outstanding at beginning of year	183,137	14,681	1,017,508	3,836,239	1,826,796
Contract purchase payments	106,538	23,742	11,581	51,447	20,282
Net transfers(1)	117,321	57,890	2,345	(309,389)	(47,041)
Transfers for policy loans	(2,670)	—	319	(492)	(1,492)
Contract charges	(65)	(34)	(377)	(6,745)	(674)
Contract terminations:
Surrender benefits	(505)	—	(135,016)	(362,003)	(284,523)
Death benefits	—	—	—	(69,904)	—
Units outstanding at end of year	403,756	96,279	896,360	3,139,153	1,513,348

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	219

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(49)	$(27,942)	$(21,502)	$93,151	$(4,518)
Net realized gain (loss) on sales of investments	454	340,061	167,349	415,326	106,706
Distributions from capital gains	14,662	269,889	520,982	349,465	—
Net change in unrealized appreciation or depreciation of investments	(12,455)	(139,157)	(912,902)	172,260	256,401
Net increase (decrease) in net assets resulting from operations	2,612	442,851	(246,073)	1,030,202	358,589

Contract transactions
Contract purchase payments	9,467	61,171	30,060	333,308	59,449
Net transfers(1)	265,702	(279,452)	(356,972)	(114,436)	(139,555)
Transfers for policy loans	—	(1,986)	(603)	(1,401)	(4,096)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,258)	—
Contract charges	(44)	(1,919)	(1,190)	(5,936)	(3,020)
Contract terminations:
Surrender benefits	(9,371)	(399,350)	(304,884)	(944,568)	(263,967)
Death benefits	—	—	(5,589)	(9,409)	(10,037)
Increase (decrease) from contract transactions	265,754	(621,536)	(639,178)	(744,700)	(361,226)
Net assets at beginning of year	38,959	4,765,043	3,124,585	9,308,939	2,887,694
Net assets at end of year	$307,325	$4,586,358	$2,239,334	$9,594,441	$2,885,057

Accumulation unit activity
Units outstanding at beginning of year	33,091	3,921,652	1,671,939	3,640,383	2,352,785
Contract purchase payments	8,371	46,009	17,038	153,053	46,276
Net transfers(1)	234,414	(253,126)	(206,228)	(25,121)	(105,126)
Transfers for policy loans	—	(836)	(283)	(587)	(3,047)
Contract charges	(39)	(1,529)	(667)	(2,245)	(2,294)
Contract terminations:
Surrender benefits	(7,829)	(346,292)	(174,991)	(335,956)	(197,068)
Death benefits	—	—	(3,325)	(3,887)	(7,867)
Units outstanding at end of year	268,008	3,365,878	1,303,483	3,425,640	2,083,659

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

220	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
Operations
Investment income (loss) — net	$(20,556)	$(18)	$(7,847)	$(6,416)	$6,194
Net realized gain (loss) on sales of investments	63,415	1	35,944	63,560	42,042
Distributions from capital gains	300,119	—	—	—	49,771
Net change in unrealized appreciation or depreciation of investments	(332,029)	104	(82,744)	(765)	18,336
Net increase (decrease) in net assets resulting from operations	10,949	87	(54,647)	56,379	116,343

Contract transactions
Contract purchase payments	53,217	17,322	24,891	14,560	2,038
Net transfers(1)	(122,964)	1,413	(62,764)	(163,739)	88,724
Transfers for policy loans	(3,377)	—	(18)	1,369	111
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,466)	(2)	(2,289)	(279)	(236)
Contract terminations:
Surrender benefits	(130,653)	(74)	(134,953)	(88,824)	(100,569)
Death benefits	(3,340)	—	(7,787)	—	(12,337)
Increase (decrease) from contract transactions	(208,583)	18,659	(182,920)	(236,913)	(22,269)
Net assets at beginning of year	2,321,079	—	1,454,183	845,469	1,211,840
Net assets at end of year	$2,123,445	$18,746	$1,216,616	$664,935	$1,305,914

Accumulation unit activity
Units outstanding at beginning of year	1,246,276	—	1,279,314	499,591	926,395
Contract purchase payments	28,679	16,027	21,379	8,903	1,529
Net transfers(1)	(74,931)	1,434	(56,524)	(96,109)	63,524
Transfers for policy loans	(1,759)	—	6	781	81
Contract charges	(790)	(2)	(2,026)	(162)	(173)
Contract terminations:
Surrender benefits	(72,586)	—	(118,442)	(51,853)	(72,389)
Death benefits	(1,989)	—	(6,336)	—	(9,171)
Units outstanding at end of year	1,122,900	17,459	1,117,371	361,151	909,796

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	221

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Operations
Investment income (loss) — net	$(4,512)	$925,587	$(7,843)	$539,490	$1,533
Net realized gain (loss) on sales of investments	328,729	336,475	137,402	(11,308)	(1,997)
Distributions from capital gains	302,041	—	388,867	—	—
Net change in unrealized appreciation or depreciation of investments	(548,267)	(660,682)	(235,198)	(499,561)	3,947
Net increase (decrease) in net assets resulting from operations	77,991	601,380	283,228	28,621	3,483

Contract transactions
Contract purchase payments	387,056	506,229	255,602	230,807	6,767
Net transfers(1)	(325,024)	(6,499,306)	32,485	(3,457,863)	(1,032)
Transfers for policy loans	(6,796)	(3,268)	297	(6,716)	—
Adjustments to net assets allocated to contracts in payment period	—	(6,821)	—	—	—
Contract charges	(1,983)	(31,114)	(1,121)	(13,102)	(21)
Contract terminations:
Surrender benefits	(788,600)	(3,602,493)	(166,654)	(1,358,884)	(9,918)
Death benefits	(29,479)	(364,442)	(3,473)	(171,869)	—
Increase (decrease) from contract transactions	(764,826)	(10,001,215)	117,136	(4,777,627)	(4,204)
Net assets at beginning of year	6,913,416	34,245,808	2,627,358	16,646,132	106,382
Net assets at end of year	$6,226,581	$24,845,973	$3,027,722	$11,897,126	$105,661

Accumulation unit activity
Units outstanding at beginning of year	3,914,226	23,225,515	1,362,976	11,695,630	111,858
Contract purchase payments	226,245	344,744	127,132	158,033	6,957
Net transfers(1)	(169,107)	(4,320,143)	15,884	(2,416,539)	(975)
Transfers for policy loans	(4,014)	(2,165)	80	(4,475)	—
Contract charges	(1,123)	(20,637)	(565)	(8,934)	(23)
Contract terminations:
Surrender benefits	(434,928)	(2,381,386)	(84,587)	(926,479)	(10,302)
Death benefits	(15,766)	(244,815)	(1,671)	(116,707)	—
Units outstanding at end of year	3,515,533	16,601,113	1,419,249	8,380,529	107,515

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

222	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
Operations
Investment income (loss) — net	$6,473	$140,199	$1,172	$(44,977)	$(4,374)
Net realized gain (loss) on sales of investments	(105)	73,696	26,377	253,397	58,613
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,119	186,882	(108,277)	503,292	44,993
Net increase (decrease) in net assets resulting from operations	13,487	400,777	(80,728)	711,712	99,232

Contract transactions
Contract purchase payments	70,760	17,604	8,821	58,781	8,713
Net transfers(1)	113,882	(12,314)	61,719	(107,579)	31,514
Transfers for policy loans	—	632	1,316	20,364	509
Adjustments to net assets allocated to contracts in payment period	—	—	(353)	(1,527)	—
Contract charges	(282)	(1,057)	(754)	(4,938)	(715)
Contract terminations:
Surrender benefits	(51,594)	(143,012)	(156,416)	(717,964)	(59,392)
Death benefits	—	(897)	—	(48,767)	(42,482)
Increase (decrease) from contract transactions	132,766	(139,044)	(85,667)	(801,630)	(61,853)
Net assets at beginning of year	289,985	1,594,502	1,148,462	6,129,587	803,326
Net assets at end of year	$436,238	$1,856,235	$982,067	$6,039,669	$840,705

Accumulation unit activity
Units outstanding at beginning of year	261,546	816,522	675,953	3,119,222	481,416
Contract purchase payments	72,449	7,643	5,232	28,957	4,982
Net transfers(1)	116,523	(8,919)	37,848	(51,399)	19,053
Transfers for policy loans	—	297	794	9,880	295
Contract charges	(287)	(478)	(455)	(2,410)	(408)
Contract terminations:
Surrender benefits	(49,963)	(61,709)	(92,046)	(345,557)	(34,131)
Death benefits	—	(447)	—	(23,723)	(23,592)
Units outstanding at end of year	400,268	752,909	627,326	2,734,970	447,615

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	223

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(6,101)	$24,946	$(912)	$(506,730)	$(729,666)
Net realized gain (loss) on sales of investments	47,570	(2,774)	1,618	2,302,282	9,484,504
Distributions from capital gains	46,503	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(122,279)	23,435	(17,079)	535,392	(5,256,775)
Net increase (decrease) in net assets resulting from operations	(34,307)	45,607	(16,373)	2,330,944	3,498,063

Contract transactions
Contract purchase payments	4,361	9,196	32,104	3,449,550	1,372,789
Net transfers(1)	(71,878)	(34,810)	49,553	(4,687,751)	(19,253,526)
Transfers for policy loans	(3,153)	231	(1,670)	(67,570)	21,480
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(236)	(449)	(78)	(343,948)	(401,202)
Contract terminations:
Surrender benefits	(119,256)	(157,289)	(3,653)	(1,403,651)	(5,170,404)
Death benefits	(19,961)	(10,335)	—	(297,008)	(518,175)
Increase (decrease) from contract transactions	(210,123)	(193,456)	76,256	(3,350,378)	(23,949,038)
Net assets at beginning of year	815,734	1,321,668	67,813	54,067,589	89,784,703
Net assets at end of year	$571,304	$1,173,819	$127,696	$53,048,155	$69,333,728

Accumulation unit activity
Units outstanding at beginning of year	257,622	548,545	86,951	37,290,930	61,784,757
Contract purchase payments	1,404	3,679	36,250	2,342,452	931,088
Net transfers(1)	(24,328)	(13,949)	59,839	(3,208,376)	(12,983,233)
Transfers for policy loans	(1,100)	95	(1,774)	(44,798)	14,363
Contract charges	(78)	(182)	(79)	(232,499)	(272,140)
Contract terminations:
Surrender benefits	(38,455)	(63,105)	(3,035)	(944,425)	(3,474,358)
Death benefits	(6,454)	(4,040)	—	(208,507)	(358,634)
Units outstanding at end of year	188,611	471,043	178,152	34,994,777	45,641,843

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

224	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Operations
Investment income (loss) — net	$296	$1,055	$(3,970)	$(96,097)	$8,267
Net realized gain (loss) on sales of investments	224	(1,392)	(4,498)	(102,458)	15,302
Distributions from capital gains	216	15,499	—	—	51,597
Net change in unrealized appreciation or depreciation of investments	11,962	15,571	36,822	987,720	(113,773)
Net increase (decrease) in net assets resulting from operations	12,698	30,733	28,354	789,165	(38,607)

Contract transactions
Contract purchase payments	125,735	44,613	71,008	87,679	88,241
Net transfers(1)	66,243	85,673	(26,506)	(1,404,831)	55,427
Transfers for policy loans	—	392	—	(332)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(16)	(67)	(68)	(25,950)	(37)
Contract terminations:
Surrender benefits	(281)	(12,550)	(44,228)	(950,750)	(13,068)
Death benefits	(7,383)	—	(9,758)	(107,203)	(239,133)
Increase (decrease) from contract transactions	184,298	118,061	(9,552)	(2,401,387)	(108,570)
Net assets at beginning of year	229,276	173,111	401,684	11,436,722	753,427
Net assets at end of year	$426,272	$321,905	$420,486	$9,824,500	$606,250

Accumulation unit activity
Units outstanding at beginning of year	214,973	166,804	370,697	8,944,916	503,891
Contract purchase payments	115,249	45,314	63,482	66,355	59,796
Net transfers(1)	61,250	85,934	(24,161)	(1,060,202)	38,682
Transfers for policy loans	—	412	—	(248)	—
Contract charges	(14)	(68)	(60)	(19,225)	(26)
Contract terminations:
Surrender benefits	(111)	(12,476)	(39,116)	(708,534)	(9,158)
Death benefits	(6,872)	—	(8,794)	(82,326)	(166,342)
Units outstanding at end of year	384,475	285,920	362,048	7,140,736	426,843

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	225

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
Operations
Investment income (loss) — net	$(3,238)	$(440,600)	$(654,397)	$3,492	$23,799
Net realized gain (loss) on sales of investments	15,579	1,288,046	3,831,354	473	(3,539)
Distributions from capital gains	—	—	—	12,179	7,277
Net change in unrealized appreciation or depreciation of investments	(3,054)	478,288	(900,695)	(53,268)	(32,606)
Net increase (decrease) in net assets resulting from operations	9,287	1,325,734	2,276,262	(37,124)	(5,069)

Contract transactions
Contract purchase payments	96,935	1,570,258	307,170	49,442	105,719
Net transfers(1)	(2,877)	(8,977,480)	(15,271,079)	89,918	(32,227)
Transfers for policy loans	—	31,133	(7,701)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(47)	(294,523)	(389,543)	(35)	(69)
Contract terminations:
Surrender benefits	(382)	(1,471,963)	(6,181,917)	(56)	(35,715)
Death benefits	(1,193)	(590,300)	(1,506,431)	(3,622)	(7,390)
Increase (decrease) from contract transactions	92,436	(9,732,875)	(23,049,501)	135,647	30,318
Net assets at beginning of year	255,586	47,607,926	81,081,402	263,170	881,809
Net assets at end of year	$357,309	$39,200,785	$60,308,163	$361,693	$907,058

Accumulation unit activity
Units outstanding at beginning of year	133,419	41,211,670	69,977,123	204,226	761,855
Contract purchase payments	53,339	1,348,412	260,569	38,369	91,975
Net transfers(1)	(945)	(7,695,819)	(12,967,929)	67,777	(28,143)
Transfers for policy loans	—	26,255	(6,373)	—	—
Contract charges	(25)	(250,139)	(329,886)	(28)	(60)
Contract terminations:
Surrender benefits	(187)	(1,244,175)	(5,249,854)	(47)	(28,967)
Death benefits	(663)	(509,214)	(1,282,627)	(2,899)	(6,542)
Units outstanding at end of year	184,938	32,886,990	50,401,023	307,398	790,118

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

226	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(566)	$(2,051)	$2,467	$1,776	$(3,274)
Net realized gain (loss) on sales of investments	312	2,114	7,597	455	22,760
Distributions from capital gains	—	—	33,023	225	—
Net change in unrealized appreciation or depreciation of investments	(17,952)	12,159	(52,791)	5,732	1,717
Net increase (decrease) in net assets resulting from operations	(18,206)	12,222	(9,704)	8,188	21,203

Contract transactions
Contract purchase payments	33,480	5,579	134,545	25,824	114,422
Net transfers(1)	52,424	13,884	237,114	110,463	(57,725)
Transfers for policy loans	(918)	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(16)	(34)	(26)	(39)	(19)
Contract terminations:
Surrender benefits	(284)	(916)	(9,021)	(5,832)	(3,801)
Death benefits	—	(4,894)	(4,843)	(7,362)	(2,463)
Increase (decrease) from contract transactions	84,686	13,619	357,769	123,054	50,414
Net assets at beginning of year	33,186	193,551	293,553	147,380	289,673
Net assets at end of year	$99,666	$219,392	$641,618	$278,622	$361,290

Accumulation unit activity
Units outstanding at beginning of year	34,455	112,619	203,777	138,442	167,725
Contract purchase payments	37,337	3,128	93,325	23,747	65,027
Net transfers(1)	59,779	8,020	164,307	102,970	(34,619)
Transfers for policy loans	(922)	—	—	—	—
Contract charges	(18)	(20)	(18)	(36)	(11)
Contract terminations:
Surrender benefits	(81)	(520)	(6,091)	(5,285)	(2,199)
Death benefits	—	(2,798)	(3,391)	(6,907)	(1,410)
Units outstanding at end of year	130,550	120,429	451,909	252,931	194,513

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	227

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(1,226)	$(5,236)	$(4,440,119)	$(7,595,400)	$(2,081,467)
Net realized gain (loss) on sales of investments	1,693	4,897	8,871,520	28,651,935	6,605,918
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	12,060	45,280	12,493,357	11,037,074	4,161,867
Net increase (decrease) in net assets resulting from operations	12,527	44,941	16,924,758	32,093,609	8,686,318

Contract transactions
Contract purchase payments	22,338	427,652	14,115,971	3,328,803	10,560,775
Net transfers(1)	5,759	281,416	16,147,498	7,708,749	(11,477,471)
Transfers for policy loans	—	—	(52,580)	87,428	(22,265)
Adjustments to net assets allocated to contracts in payment period	—	—	(60,057)	—	(7,927)
Contract charges	(18)	(43)	(3,385,410)	(4,816,670)	(1,742,548)
Contract terminations:
Surrender benefits	—	(15,697)	(16,434,010)	(49,492,347)	(6,077,308)
Death benefits	(4,943)	(4,955)	(3,096,146)	(6,845,849)	(631,755)
Increase (decrease) from contract transactions	23,136	688,373	7,235,266	(50,029,886)	(9,398,499)
Net assets at beginning of year	97,569	330,670	416,741,770	807,837,755	216,294,492
Net assets at end of year	$133,232	$1,063,984	$440,901,794	$789,901,478	$215,582,311

Accumulation unit activity
Units outstanding at beginning of year	57,263	190,673	317,346,277	612,889,724	155,923,229
Contract purchase payments	12,617	228,091	10,633,322	2,471,092	7,502,529
Net transfers(1)	3,181	153,182	12,075,712	5,824,508	(8,158,937)
Transfers for policy loans	—	—	(39,181)	65,685	(15,895)
Contract charges	(11)	(26)	(2,525,144)	(3,580,109)	(1,233,580)
Contract terminations:
Surrender benefits	—	(8,321)	(12,253,226)	(36,723,749)	(4,271,750)
Death benefits	(2,783)	(2,773)	(2,305,287)	(5,116,899)	(444,306)
Units outstanding at end of year	70,267	560,826	322,932,473	575,830,252	149,301,290

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

228	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2(2)
Operations
Investment income (loss) — net	$(3,033,532)	$(1,130,866)	$(1,686,584)	$3,498	$11
Net realized gain (loss) on sales of investments	36,523,435	3,670,002	9,075,759	762	—
Distributions from capital gains	—	—	—	65,751	—
Net change in unrealized appreciation or depreciation of investments	(20,273,173)	1,436,177	(860,757)	(14,620)	(78)
Net increase (decrease) in net assets resulting from operations	13,216,730	3,975,313	6,528,418	55,391	(67)

Contract transactions
Contract purchase payments	3,101,633	3,519,042	828,304	206,734	6,650
Net transfers(1)	(91,835,879)	(10,601,937)	(17,790,309)	18,664	—
Transfers for policy loans	24,141	7,398	(12,350)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(85,230)	—	—
Contract charges	(1,595,688)	(699,772)	(945,197)	(83)	—
Contract terminations:
Surrender benefits	(21,222,284)	(4,839,490)	(13,154,534)	(2,008)	(75)
Death benefits	(1,739,757)	(1,814,715)	(2,621,934)	(1,170)	—
Increase (decrease) from contract transactions	(113,267,834)	(14,429,474)	(33,781,250)	222,137	6,575
Net assets at beginning of year	386,166,802	114,337,916	192,967,191	363,114	—
Net assets at end of year	$286,115,698	$103,883,755	$165,714,359	$640,642	$6,508

Accumulation unit activity
Units outstanding at beginning of year	277,714,649	93,173,607	156,063,323	259,096	—
Contract purchase payments	2,194,507	2,853,252	662,805	137,783	4,999
Net transfers(1)	(65,208,147)	(8,455,624)	(14,288,897)	12,381	—
Transfers for policy loans	15,840	5,905	(10,187)	—	—
Contract charges	(1,126,934)	(557,142)	(749,603)	(56)	—
Contract terminations:
Surrender benefits	(14,972,577)	(3,847,912)	(10,431,556)	(1,389)	—
Death benefits	(1,221,994)	(1,504,388)	(2,093,656)	(798)	—
Units outstanding at end of year	197,395,344	81,667,698	129,152,229	407,017	4,999

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	229

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$36	$(5,188)	$(779)	$(2,183)	$(2,388)
Net realized gain (loss) on sales of investments	—	2,556	10,406	14,845	27,459
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(105)	38,420	(2,992)	(16,804)	(25,229)
Net increase (decrease) in net assets resulting from operations	(69)	35,788	6,635	(4,142)	(158)

Contract transactions
Contract purchase payments	8,523	77,211	7,857	8,283	15,716
Net transfers(1)	2,800	158,106	(13,386)	56,220	38,003
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(6)	(28)	(16)	(8)
Contract terminations:
Surrender benefits	(75)	(475)	(8,707)	(1,442)	(13,249)
Death benefits	—	(4,956)	(3,699)	(69,121)	(73,183)
Increase (decrease) from contract transactions	11,248	229,880	(17,963)	(6,076)	(32,721)
Net assets at beginning of year	—	375,593	85,488	174,820	213,990
Net assets at end of year	$11,179	$641,261	$74,160	$164,602	$181,111

Accumulation unit activity
Units outstanding at beginning of year	—	219,594	47,470	92,219	122,867
Contract purchase payments	6,890	44,265	4,589	4,540	9,167
Net transfers(1)	2,811	84,603	(6,873)	30,103	22,011
Transfers for policy loans	—	—	—	—	—
Contract charges	—	(3)	(15)	(9)	(5)
Contract terminations:
Surrender benefits	—	(263)	(4,958)	(770)	(7,747)
Death benefits	—	(2,747)	(1,985)	(38,103)	(43,721)
Units outstanding at end of year	9,701	345,449	38,228	87,980	102,572

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

230	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3
Operations
Investment income (loss) — net	$(72,887)	$1,039	$691	$(2,468)	$(30,081)
Net realized gain (loss) on sales of investments	863,638	(238)	236	3,031	355,815
Distributions from capital gains	—	20,317	20	—	—
Net change in unrealized appreciation or depreciation of investments	(719,763)	(42,853)	(1,875)	21,647	11,373
Net increase (decrease) in net assets resulting from operations	70,988	(21,735)	(928)	22,210	337,107

Contract transactions
Contract purchase payments	109,920	55,058	45,240	1,289	59,571
Net transfers(1)	(553,227)	145,019	13,572	26,597	(400,002)
Transfers for policy loans	(791)	—	—	—	(2,866)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(15,617)	(67)	(2)	(32)	(9,653)
Contract terminations:
Surrender benefits	(1,081,899)	(3,051)	(10,271)	(822)	(399,225)
Death benefits	(132,414)	(2,417)	—	(3,720)	(47,448)
Increase (decrease) from contract transactions	(1,674,028)	194,542	48,539	23,312	(799,623)
Net assets at beginning of year	9,256,432	96,549	35,050	193,556	3,668,801
Net assets at end of year	$7,653,392	$269,356	$82,661	$239,078	$3,206,285

Accumulation unit activity
Units outstanding at beginning of year	3,557,366	66,039	31,746	127,220	2,772,987
Contract purchase payments	50,097	38,601	43,412	793	44,194
Net transfers(1)	(218,821)	100,730	13,065	17,140	(294,790)
Transfers for policy loans	(452)	—	—	—	(2,156)
Contract charges	(6,290)	(47)	(2)	(20)	(7,030)
Contract terminations:
Surrender benefits	(433,321)	(2,017)	(9,729)	(489)	(289,780)
Death benefits	(55,760)	(1,756)	—	(2,326)	(35,084)
Units outstanding at end of year	2,892,819	201,550	78,492	142,318	2,188,341

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	231

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
Operations
Investment income (loss) — net	$(818)	$(3,893)	$(6,759)	$(3,890)	$86,251
Net realized gain (loss) on sales of investments	(119)	51,431	68,722	(480)	376,522
Distributions from capital gains	—	—	—	—	1,793,584
Net change in unrealized appreciation or depreciation of investments	5,814	(13,882)	12,107	1,527	(3,063,395)
Net increase (decrease) in net assets resulting from operations	4,877	33,656	74,070	(2,843)	(807,038)

Contract transactions
Contract purchase payments	10,000	15,860	8,650	43,881	273,839
Net transfers(1)	12,941	(8,463)	69,629	773,285	(780,250)
Transfers for policy loans	—	—	(5,862)	260	(2,510)
Adjustments to net assets allocated to contracts in payment period	—	—	(10)	—	(1,090)
Contract charges	(21)	(34)	(499)	(586)	(15,674)
Contract terminations:
Surrender benefits	(205)	(1,787)	(68,204)	(12,103)	(1,437,747)
Death benefits	(3,681)	(102,309)	(24,217)	—	(114,447)
Increase (decrease) from contract transactions	19,034	(96,733)	(20,513)	804,737	(2,077,879)
Net assets at beginning of year	125,164	366,244	686,658	256,053	17,197,837
Net assets at end of year	$149,075	$303,167	$740,215	$1,057,947	$14,312,920

Accumulation unit activity
Units outstanding at beginning of year	121,816	208,727	379,414	254,547	7,611,480
Contract purchase payments	9,500	9,300	4,545	43,216	122,616
Net transfers(1)	12,478	(4,589)	35,333	766,680	(341,545)
Transfers for policy loans	—	—	(3,086)	258	(1,426)
Contract charges	(20)	(19)	(265)	(582)	(6,915)
Contract terminations:
Surrender benefits	(123)	(1,080)	(36,194)	(12,021)	(638,207)
Death benefits	(3,604)	(55,478)	(12,555)	—	(45,980)
Units outstanding at end of year	140,047	156,861	367,192	1,052,098	6,700,023

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

232	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(197,038)	$15,998	$47,883	$(35,435)	$(36,285)
Net realized gain (loss) on sales of investments	930,746	119,975	44,590	324,140	243,251
Distributions from capital gains	2,766,784	—	62,241	—	357,060
Net change in unrealized appreciation or depreciation of investments	(2,731,358)	231,660	(327,477)	87,882	(716,793)
Net increase (decrease) in net assets resulting from operations	769,134	367,633	(172,763)	376,587	(152,767)

Contract transactions
Contract purchase payments	303,353	40,899	50,628	60,046	241,835
Net transfers(1)	(911,395)	(56,082)	(14,128)	(424,403)	(364,180)
Transfers for policy loans	5,668	(29,093)	(1,290)	2,189	(25)
Adjustments to net assets allocated to contracts in payment period	(3,830)	—	(1,176)	(5,343)	—
Contract charges	(16,443)	(1,527)	(4,313)	(1,673)	(1,869)
Contract terminations:
Surrender benefits	(2,682,625)	(300,739)	(256,042)	(308,263)	(397,537)
Death benefits	(230,639)	(8,521)	(27,327)	(55,830)	(62,318)
Increase (decrease) from contract transactions	(3,535,911)	(355,063)	(253,648)	(733,277)	(584,094)
Net assets at beginning of year	23,957,550	2,356,545	2,938,435	4,348,458	4,545,206
Net assets at end of year	$21,190,773	$2,369,115	$2,512,024	$3,991,768	$3,808,345

Accumulation unit activity
Units outstanding at beginning of year	9,198,840	1,346,797	2,150,400	2,086,816	1,987,748
Contract purchase payments	117,818	21,648	38,469	29,463	116,987
Net transfers(1)	(347,136)	(29,482)	(11,236)	(199,960)	(179,409)
Transfers for policy loans	1,944	(15,247)	(882)	964	18
Contract charges	(6,375)	(807)	(3,516)	(784)	(884)
Contract terminations:
Surrender benefits	(982,635)	(161,074)	(199,554)	(143,411)	(181,231)
Death benefits	(92,008)	(4,839)	(22,895)	(22,351)	(28,034)
Units outstanding at end of year	7,890,448	1,156,996	1,950,786	1,750,737	1,715,195

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	233

Statement of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$17,985
Net realized gain (loss) on sales of investments	(256)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(35,046)
Net increase (decrease) in net assets resulting from operations	(17,317)

Contract transactions
Contract purchase payments	29,961
Net transfers(1)	216,635
Transfers for policy loans	—
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(20)
Contract terminations:
Surrender benefits	(1,815)
Death benefits	—
Increase (decrease) from contract transactions	244,761
Net assets at beginning of year	53,161
Net assets at end of year	$280,605

Accumulation unit activity
Units outstanding at beginning of year	50,929
Contract purchase payments	28,809
Net transfers(1)	204,197
Transfers for policy loans	—
Contract charges	(19)
Contract terminations:
Surrender benefits	(1,449)
Death benefits	—
Units outstanding at end of year	282,467

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

234	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013	AB VPS Dyn Asset Alloc, Cl B(2)	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$(12)	$(12,049)	$16,292	$547,337	$(4,353)
Net realized gain (loss) on sales of investments	1	23,121	243,793	(393,941)	10,305
Distributions from capital gains	6	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	227	253,010	1,632,093	2,071,986	138,440
Net increase (decrease) in net assets resulting from operations	222	264,082	1,892,178	2,225,382	144,392

Contract transactions
Contract purchase payments	1,650	71,504	122,056	244,581	33,036
Net transfers(1)	6,741	(160,138)	70,850	(955,676)	44,151
Transfers for policy loans	—	253	4,605	4,289	95
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,074)	—
Contract charges	(6)	(1,619)	(3,958)	(15,166)	(276)
Contract terminations:
Surrender benefits	—	(53,687)	(965,889)	(1,504,412)	(18,769)
Death benefits	—	(12,892)	(45,414)	(140,620)	—
Increase (decrease) from contract transactions	8,385	(156,579)	(817,750)	(2,371,078)	58,237
Net assets at beginning of year	—	1,313,879	6,083,749	11,543,261	378,863
Net assets at end of year	$8,607	$1,421,382	$7,158,177	$11,397,565	$581,492

Accumulation unit activity
Units outstanding at beginning of year	—	1,161,392	4,694,062	8,975,143	300,855
Contract purchase payments	—	58,837	83,982	197,047	21,478
Net transfers(1)	6,450	(136,764)	57,120	(729,824)	31,353
Transfers for policy loans	—	204	2,926	6,100	66
Contract charges	(5)	(1,319)	(2,609)	(10,153)	(193)
Contract terminations:
Surrender benefits	—	(44,807)	(637,333)	(977,200)	(12,894)
Death benefits	—	(10,363)	(28,373)	(93,072)	—
Units outstanding at end of year	6,445	1,027,180	4,169,775	7,368,041	340,665

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	235

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	ALPS Alerian Engy Infr, Class III(2)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$(947)	$4,147	$15,855	$6,889	$(14,132)
Net realized gain (loss) on sales of investments	196	15,638	87,756	230,285	128,655
Distributions from capital gains	—	—	—	70,233	—
Net change in unrealized appreciation or depreciation of investments	24,768	74,625	298,440	902,295	725,487
Net increase (decrease) in net assets resulting from operations	24,017	94,410	402,051	1,209,702	840,010

Contract transactions
Contract purchase payments	58,016	5,262	23,274	77,911	30,315
Net transfers(1)	278,430	10,079	(9,051)	80,406	(47,075)
Transfers for policy loans	—	(2,266)	(1,891)	716	178
Adjustments to net assets allocated to contracts in payment period	(29)	—	(186)	—	—
Contract charges	(57)	(158)	(798)	(2,868)	(2,112)
Contract terminations:
Surrender benefits	(8,703)	(69,279)	(313,417)	(422,363)	(156,724)
Death benefits	—	—	(23,347)	(33,223)	(4,824)
Increase (decrease) from contract transactions	327,657	(56,362)	(325,416)	(299,421)	(180,242)
Net assets at beginning of year	—	470,713	2,066,341	4,356,187	2,472,049
Net assets at end of year	$351,674	$508,761	$2,142,976	$5,266,468	$3,131,817

Accumulation unit activity
Units outstanding at beginning of year	—	459,282	1,430,755	3,310,469	1,994,433
Contract purchase payments	57,062	4,658	14,709	49,953	20,723
Net transfers(1)	280,230	8,825	(7,172)	41,241	(39,915)
Transfers for policy loans	—	(2,072)	(1,298)	513	126
Contract charges	(57)	(138)	(503)	(1,896)	(1,444)
Contract terminations:
Surrender benefits	(8,054)	(61,479)	(203,101)	(287,577)	(111,128)
Death benefits	—	—	(13,189)	(19,251)	(3,925)
Units outstanding at end of year	329,181	409,076	1,220,201	3,093,452	1,858,870

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

236	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$9,170	$95,206	$17,086	$2,356	$(11,342)
Net realized gain (loss) on sales of investments	20,266	427,884	17,285	43,816	75,081
Distributions from capital gains	—	—	136,761	137,719	116,033
Net change in unrealized appreciation or depreciation of investments	268,840	3,619,177	82,249	76,068	285,643
Net increase (decrease) in net assets resulting from operations	298,276	4,142,267	253,381	259,959	465,415

Contract transactions
Contract purchase payments	16,506	444,994	130,530	23,586	30,668
Net transfers(1)	20,757	(539,806)	2,936,316	8,460	564,349
Transfers for policy loans	(2,398)	(7,439)	—	(581)	1,243
Adjustments to net assets allocated to contracts in payment period	—	(4,094)	—	—	—
Contract charges	(460)	(7,547)	(851)	(830)	(717)
Contract terminations:
Surrender benefits	(118,501)	(1,707,389)	(224,625)	(265,630)	(127,433)
Death benefits	(21,220)	(95,008)	(6,259)	—	(6,424)
Increase (decrease) from contract transactions	(105,316)	(1,916,289)	2,835,111	(234,995)	461,686
Net assets at beginning of year	1,014,853	14,452,119	567,428	1,600,715	853,017
Net assets at end of year	$1,207,813	$16,678,097	$3,655,920	$1,625,679	$1,780,118

Accumulation unit activity
Units outstanding at beginning of year	502,400	9,740,810	551,006	1,360,255	683,689
Contract purchase payments	6,957	268,364	119,791	18,219	20,377
Net transfers(1)	10,130	(300,853)	2,670,804	6,388	360,933
Transfers for policy loans	(981)	(3,911)	—	(350)	815
Contract charges	(198)	(4,330)	(760)	(634)	(445)
Contract terminations:
Surrender benefits	(51,839)	(951,585)	(198,861)	(205,306)	(81,759)
Death benefits	(8,503)	(54,812)	(5,750)	—	(4,392)
Units outstanding at end of year	457,966	8,693,683	3,136,230	1,178,572	979,218

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	237

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2(2)	Col VP Contrarian Core, Cl 2(3)
Operations
Investment income (loss) — net	$(112,988)	$(6,013)	$(157,556)	$(217)	$(344)
Net realized gain (loss) on sales of investments	374,909	1	1,168	(3)	442
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,621,974	3	(1,167)	(1,344)	12,398
Net increase (decrease) in net assets resulting from operations	1,883,895	(6,009)	(157,555)	(1,564)	12,496

Contract transactions
Contract purchase payments	313,607	755,588	879,673	32,643	10,540
Net transfers(1)	552,340	(80,963)	(2,777,338)	21,828	161,672
Transfers for policy loans	14,996	—	57,777	—	—
Adjustments to net assets allocated to contracts in payment period	(19,535)	—	(2,405)	—	—
Contract charges	(6,790)	(102)	(12,173)	(2)	(5)
Contract terminations:
Surrender benefits	(1,165,844)	(50,020)	(3,344,249)	(147)	(8,394)
Death benefits	(82,297)	—	(134,197)	—	—
Increase (decrease) from contract transactions	(393,523)	624,503	(5,332,912)	54,322	163,813
Net assets at beginning of year	9,566,032	338,898	19,717,362	—	—
Net assets at end of year	$11,056,404	$957,392	$14,226,895	$52,758	$176,309

Accumulation unit activity
Units outstanding at beginning of year	6,128,075	331,710	17,758,128	—	—
Contract purchase payments	215,358	766,191	807,056	32,645	9,212
Net transfers(1)	358,160	(82,679)	(2,572,143)	22,864	143,066
Transfers for policy loans	7,271	—	51,316	—	—
Contract charges	(4,021)	(106)	(11,028)	(3)	(4)
Contract terminations:
Surrender benefits	(719,091)	(47,775)	(3,014,481)	—	(7,082)
Death benefits	(47,256)	—	(124,642)	—	—
Units outstanding at end of year	5,938,496	967,341	12,894,206	55,506	145,192

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

238	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Core Bond, Cl 2(2)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$(5)	$26,324	$1,537,068	$(6,747)	$(358,798)
Net realized gain (loss) on sales of investments	—	(13,653)	152,364	8,030	1,885,070
Distributions from capital gains	—	36,509	1,965,453	—	—
Net change in unrealized appreciation or depreciation of investments	(94)	(79,117)	(5,196,050)	134,968	6,985,641
Net increase (decrease) in net assets resulting from operations	(99)	(29,937)	(1,541,165)	136,251	8,511,913

Contract transactions
Contract purchase payments	1,650	48,732	394,148	85,129	577,450
Net transfers(1)	4,345	(246,936)	(7,974,036)	320,026	(1,382,811)
Transfers for policy loans	—	1,280	1,801	—	(4,963)
Adjustments to net assets allocated to contracts in payment period	—	—	(21,894)	—	(23,241)
Contract charges	—	(182)	(59,705)	(46)	(29,881)
Contract terminations:
Surrender benefits	—	(3,179)	(5,560,789)	(4,612)	(4,433,023)
Death benefits	—	—	(501,400)	—	(310,983)
Increase (decrease) from contract transactions	5,995	(200,285)	(13,721,875)	400,497	(5,607,452)
Net assets at beginning of year	—	992,178	53,681,574	424,970	35,725,813
Net assets at end of year	$5,896	$761,956	$38,418,534	$961,718	$38,630,274

Accumulation unit activity
Units outstanding at beginning of year	—	871,358	33,305,917	333,223	21,896,098
Contract purchase payments	—	43,376	253,919	58,641	307,097
Net transfers(1)	4,527	(219,649)	(5,260,754)	212,905	(742,041)
Transfers for policy loans	—	1,140	356	—	(3,473)
Contract charges	—	(165)	(38,655)	(31)	(17,639)
Contract terminations:
Surrender benefits	—	(2,748)	(3,453,027)	(3,289)	(2,291,742)
Death benefits	—	—	(318,096)	—	(158,507)
Units outstanding at end of year	4,527	693,312	24,489,660	601,449	18,989,793

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	239

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Emerg Mkts Bond, Cl 2(2)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$3,779	$(1,763)	$(59,611)	$17,968	$743,609
Net realized gain (loss) on sales of investments	(760)	(1,279)	447,719	(9,108)	(79,787)
Distributions from capital gains	242	—	—	2,734	101,811
Net change in unrealized appreciation or depreciation of investments	(7,850)	(5,776)	(837,408)	(50,378)	(2,160,653)
Net increase (decrease) in net assets resulting from operations	(4,589)	(8,818)	(449,300)	(38,784)	(1,395,020)

Contract transactions
Contract purchase payments	11,601	152,525	284,859	32,820	130,218
Net transfers(1)	185,735	6,655	(418,804)	(137,822)	(1,797,882)
Transfers for policy loans	—	—	22,363	—	(2,315)
Adjustments to net assets allocated to contracts in payment period	—	—	(3,361)	—	(2,179)
Contract charges	(115)	(40)	(15,917)	(65)	(18,185)
Contract terminations:
Surrender benefits	(790)	(635)	(1,530,580)	(1,322)	(1,615,589)
Death benefits	—	—	(125,240)	—	(113,036)
Increase (decrease) from contract transactions	196,431	158,505	(1,786,680)	(106,389)	(3,418,968)
Net assets at beginning of year	—	261,578	15,698,778	513,138	17,482,014
Net assets at end of year	$191,842	$411,265	$13,462,798	$367,965	$12,668,026

Accumulation unit activity
Units outstanding at beginning of year	—	230,232	7,079,354	452,540	9,863,758
Contract purchase payments	10,845	137,604	146,258	30,707	78,446
Net transfers(1)	200,583	5,761	(219,203)	(126,514)	(1,142,884)
Transfers for policy loans	—	—	11,641	—	(1,432)
Contract charges	(122)	(36)	(7,021)	(60)	(11,159)
Contract terminations:
Surrender benefits	(504)	(596)	(663,778)	(1,222)	(921,416)
Death benefits	—	—	(50,561)	—	(65,996)
Units outstanding at end of year	210,802	372,965	6,296,690	355,451	7,799,317

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

240	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
Operations
Investment income (loss) — net	$37,145	$1,074,849	$340,319	$1,390,990	$848
Net realized gain (loss) on sales of investments	3,444	431,223	(71,087)	(269,920)	5,218
Distributions from capital gains	—	—	288,144	1,099,750	—
Net change in unrealized appreciation or depreciation of investments	(8,561)	(539,549)	(491,038)	(1,792,981)	23,036
Net increase (decrease) in net assets resulting from operations	32,028	966,523	66,338	427,839	29,102

Contract transactions
Contract purchase payments	151,682	152,586	74,465	90,421	16,196
Net transfers(1)	(56,184)	(379,259)	5,840,797	(1,460,868)	(53,438)
Transfers for policy loans	—	(705)	505	(1,829)	—
Adjustments to net assets allocated to contracts in payment period	—	(11,586)	(4,777)	(1,880)	—
Contract charges	(83)	(9,961)	(5,521)	(18,425)	(19)
Contract terminations:
Surrender benefits	(26,082)	(2,917,684)	(313,598)	(1,028,415)	(1,076)
Death benefits	—	(179,923)	(60,183)	(117,149)	—
Increase (decrease) from contract transactions	69,333	(3,346,532)	5,531,688	(2,538,145)	(38,337)
Net assets at beginning of year	646,635	20,697,312	428,518	12,200,707	167,544
Net assets at end of year	$747,996	$18,317,303	$6,026,544	$10,090,401	$158,309

Accumulation unit activity
Units outstanding at beginning of year	500,804	9,759,131	335,576	7,235,143	138,289
Contract purchase payments	117,288	71,184	61,022	52,830	12,307
Net transfers(1)	(44,112)	(192,024)	4,987,584	(857,831)	(41,967)
Transfers for policy loans	—	(900)	549	(1,027)	—
Contract charges	(63)	(4,651)	(5,206)	(10,784)	(14)
Contract terminations:
Surrender benefits	(19,706)	(1,311,754)	(288,483)	(592,750)	(846)
Death benefits	—	(78,970)	(51,119)	(68,180)	—
Units outstanding at end of year	554,211	8,242,016	5,039,923	5,757,401	107,769

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	241

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
Operations
Investment income (loss) — net	$33,953	$(810)	$(37,665)	$(102)	$(229,258)
Net realized gain (loss) on sales of investments	126,536	82	241,922	9	698,969
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,039,946	20,101	899,687	2,922	5,604,731
Net increase (decrease) in net assets resulting from operations	1,200,435	19,373	1,103,944	2,829	6,074,442

Contract transactions
Contract purchase payments	82,564	7,638	112,827	13,198	249,102
Net transfers(1)	(57,960)	30,723	(242,529)	2,339	(1,059,436)
Transfers for policy loans	9,441	—	(9,894)	—	17,454
Adjustments to net assets allocated to contracts in payment period	(6,465)	—	(2,056)	—	(26,832)
Contract charges	(3,178)	(2)	(5,620)	(8)	(38,936)
Contract terminations:
Surrender benefits	(624,111)	(46)	(403,558)	(16)	(2,289,892)
Death benefits	(54,990)	—	(34,693)	—	(196,583)
Increase (decrease) from contract transactions	(654,699)	38,313	(585,523)	15,513	(3,345,123)
Net assets at beginning of year	6,111,902	48,196	4,073,477	2,897	20,245,277
Net assets at end of year	$6,657,638	$105,882	$4,591,898	$21,239	$22,974,596

Accumulation unit activity
Units outstanding at beginning of year	4,915,375	35,014	5,859,612	1,915	17,790,938
Contract purchase payments	59,603	5,310	145,828	7,925	191,265
Net transfers(1)	(39,786)	19,772	(300,949)	1,382	(900,353)
Transfers for policy loans	5,918	—	(16,645)	—	7,966
Contract charges	(2,362)	(1)	(6,920)	(5)	(30,632)
Contract terminations:
Surrender benefits	(471,101)	—	(549,330)	—	(1,855,943)
Death benefits	(36,600)	—	(44,799)	—	(146,380)
Units outstanding at end of year	4,431,047	60,095	5,086,797	11,217	15,056,861

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

242	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(2)	Col VP Man Vol Conserv Gro, Cl 2(2)	Col VP Man Vol Gro, Cl 2(2)	Col VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$2,759	$(11,206)	$(29,445)	$(240,124)	$(2,848,782)
Net realized gain (loss) on sales of investments	(1,821)	(495)	15,268	17,599	1,212,725
Distributions from capital gains	3,593	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,321)	33,921	280,290	4,769,110	34,162,740
Net increase (decrease) in net assets resulting from operations	1,210	22,220	266,113	4,546,585	32,526,683

Contract transactions
Contract purchase payments	122,362	2,001,366	8,354,937	40,932,323	162,641,728
Net transfers(1)	5,687	2,112,649	1,431,678	71,778,030	65,989,626
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(108)	—	(1,138)	(102,122)	(1,968,948)
Contract terminations:
Surrender benefits	(198)	(160,009)	(711)	(57,475)	(1,899,589)
Death benefits	—	—	—	—	(72,219)
Increase (decrease) from contract transactions	127,743	3,954,006	9,784,766	112,550,756	224,690,598
Net assets at beginning of year	311,041	—	—	—	152,054,221
Net assets at end of year	$439,994	$3,976,226	$10,050,879	$117,097,341	$409,271,502

Accumulation unit activity
Units outstanding at beginning of year	290,000	—	—	—	149,030,597
Contract purchase payments	114,054	2,000,235	8,259,125	38,816,927	152,820,579
Net transfers(1)	4,761	2,107,802	1,407,048	69,033,050	62,935,980
Transfers for policy loans	—	—	—	—	—
Contract charges	(101)	—	(1,106)	(97,823)	(1,787,146)
Contract terminations:
Surrender benefits	(116)	(160,429)	(650)	(56,188)	(1,721,706)
Death benefits	—	—	—	—	(63,443)
Units outstanding at end of year	408,598	3,947,608	9,664,417	107,695,966	361,214,861

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	243

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(73,282)	$(11,316)	$(481)	$(43,916)	$(1,234)
Net realized gain (loss) on sales of investments	810,136	(15,942)	17	187,396	8,001
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,447,500	456,343	12,878	885,786	33,405
Net increase (decrease) in net assets resulting from operations	3,184,354	429,085	12,414	1,029,266	40,172

Contract transactions
Contract purchase payments	197,733	85,787	2,308	64,373	14,372
Net transfers(1)	(1,042,606)	72,510	577	(151,381)	(11,948)
Transfers for policy loans	3,609	(3,790)	—	11,073	—
Adjustments to net assets allocated to contracts in payment period	—	(786)	—	(4,443)	—
Contract charges	(15,120)	(1,571)	(9)	(2,420)	(28)
Contract terminations:
Surrender benefits	(963,665)	(186,291)	(175)	(404,389)	(1,085)
Death benefits	(116,286)	(12,972)	—	(78,395)	—
Increase (decrease) from contract transactions	(1,936,335)	(47,113)	2,701	(565,582)	1,311
Net assets at beginning of year	10,190,767	2,259,263	41,306	3,771,386	108,392
Net assets at end of year	$11,438,786	$2,641,235	$56,421	$4,235,070	$149,875

Accumulation unit activity
Units outstanding at beginning of year	8,483,963	2,207,192	35,081	3,123,359	80,723
Contract purchase payments	142,045	79,880	1,688	46,482	9,119
Net transfers(1)	(762,278)	65,312	329	(105,898)	(6,760)
Transfers for policy loans	2,596	(2,948)	—	8,756	—
Contract charges	(10,615)	(1,423)	(7)	(1,764)	(18)
Contract terminations:
Surrender benefits	(695,055)	(170,028)	(109)	(287,099)	(713)
Death benefits	(83,845)	(11,551)	—	(53,340)	—
Units outstanding at end of year	7,076,811	2,166,434	36,982	2,730,496	82,351

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

244	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2(2)	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(36,412)	$(333)	$(67,916)	$(1,068)	$(10,557)
Net realized gain (loss) on sales of investments	194,143	(15)	710,275	929	95,914
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,065,485	(643)	1,354,958	31,682	274,874
Net increase (decrease) in net assets resulting from operations	1,223,216	(991)	1,997,317	31,543	360,231

Contract transactions
Contract purchase payments	63,932	1,438	775,872	46,953	12,200
Net transfers(1)	137,517	89,753	(397,946)	78,465	116,619
Transfers for policy loans	(139)	—	13,448	—	142
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(3,836)	(7)	(3,113)	(11)	(573)
Contract terminations:
Surrender benefits	(359,688)	(1,358)	(1,111,530)	(32)	(92,920)
Death benefits	(44,364)	—	—	—	(9,972)
Increase (decrease) from contract transactions	(206,578)	89,826	(723,269)	125,375	25,496
Net assets at beginning of year	3,425,600	—	6,742,926	19,627	1,014,868
Net assets at end of year	$4,442,238	$88,835	$8,016,974	$176,545	$1,400,595

Accumulation unit activity
Units outstanding at beginning of year	2,521,410	—	5,966,435	14,224	818,409
Contract purchase payments	39,866	1,297	562,274	27,355	8,415
Net transfers(1)	91,394	93,526	(271,690)	53,197	67,697
Transfers for policy loans	(23)	—	10,461	—	100
Contract charges	(2,334)	(7)	(2,418)	(6)	(389)
Contract terminations:
Surrender benefits	(212,859)	(1,333)	(864,675)	—	(62,179)
Death benefits	(25,663)	—	—	—	(6,654)
Units outstanding at end of year	2,411,791	93,483	5,400,387	94,770	825,399

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	245

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(645)	$(22,110)	$17,555	$(1,382)	$(27,509)
Net realized gain (loss) on sales of investments	1,095	138,443	(1,583)	2	24,649
Distributions from capital gains	—	—	13,734	—	—
Net change in unrealized appreciation or depreciation of investments	24,340	821,643	(35,595)	(6,340)	(288,827)
Net increase (decrease) in net assets resulting from operations	24,790	937,976	(5,889)	(7,720)	(291,687)

Contract transactions
Contract purchase payments	9,819	28,234	163,416	61,295	97,161
Net transfers(1)	3,261	397,541	(136,251)	(65,420)	(1,801,402)
Transfers for policy loans	—	765	—	—	(3,811)
Adjustments to net assets allocated to contracts in payment period	—	(1,003)	—	—	(6,701)
Contract charges	(21)	(1,688)	(97)	(29)	(6,145)
Contract terminations:
Surrender benefits	(110)	(393,286)	(1,318)	(2,116)	(1,689,499)
Death benefits	—	—	—	—	(262,604)
Increase (decrease) from contract transactions	12,949	30,563	25,750	(6,270)	(3,673,001)
Net assets at beginning of year	50,897	2,022,644	471,799	308,248	12,363,063
Net assets at end of year	$88,636	$2,991,183	$491,660	$294,258	$8,398,375

Accumulation unit activity
Units outstanding at beginning of year	37,794	1,320,884	448,600	304,475	9,924,056
Contract purchase payments	5,740	14,136	158,060	62,093	78,990
Net transfers(1)	1,629	221,546	(133,363)	(65,232)	(1,511,675)
Transfers for policy loans	—	425	—	—	(2,921)
Contract charges	(12)	(885)	(92)	(30)	(5,126)
Contract terminations:
Surrender benefits	(70)	(202,806)	(1,103)	(2,186)	(1,348,997)
Death benefits	—	—	—	—	(227,753)
Units outstanding at end of year	45,081	1,353,300	472,102	299,120	6,906,574

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

246	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(20,559)	$4,952	$3,374	$300,087	$(22,818)
Net realized gain (loss) on sales of investments	(291,951)	(1,862)	5,005	45,190	794,142
Distributions from capital gains	—	—	—	70,054	7,542
Net change in unrealized appreciation or depreciation of investments	36,863	(7,093)	37,006	(86,083)	5,950,878
Net increase (decrease) in net assets resulting from operations	(275,647)	(4,003)	45,385	329,248	6,729,744

Contract transactions
Contract purchase payments	53,778	97,942	8,340	141,962	858,163
Net transfers(1)	(222,040)	286,891	155,604	2,129,427	614,569
Transfers for policy loans	917	46	95	(558)	3,897
Adjustments to net assets allocated to contracts in payment period	—	—	—	(655)	(8,541)
Contract charges	(1,675)	(321)	(200)	(12,499)	(16,560)
Contract terminations:
Surrender benefits	(320,799)	(32,596)	(23,617)	(1,117,257)	(3,050,606)
Death benefits	(7,824)	(7,507)	—	(46,659)	(65,823)
Increase (decrease) from contract transactions	(497,643)	344,455	140,222	1,093,761	(1,664,901)
Net assets at beginning of year	2,709,282	310,823	222,335	11,023,245	23,382,430
Net assets at end of year	$1,935,992	$651,275	$407,942	$12,446,254	$28,447,273

Accumulation unit activity
Units outstanding at beginning of year	3,157,013	310,157	210,246	8,845,277	19,206,599
Contract purchase payments	66,414	98,346	7,371	111,884	614,524
Net transfers(1)	(279,218)	284,677	133,939	1,681,592	442,509
Transfers for policy loans	1,070	46	81	(395)	2,325
Contract charges	(2,124)	(320)	(173)	(9,860)	(11,786)
Contract terminations:
Surrender benefits	(399,485)	(32,827)	(20,650)	(875,803)	(2,235,930)
Death benefits	(9,901)	(7,526)	—	(36,874)	(47,398)
Units outstanding at end of year	2,533,769	652,553	330,814	9,715,821	17,970,843

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	247

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$12,954	$67,125	$(14,536)	$(180,061)	$1,903
Net realized gain (loss) on sales of investments	98,210	437,558	183,577	1,107,562	1,661
Distributions from capital gains	—	—	400,723	3,749,278	1,742
Net change in unrealized appreciation or depreciation of investments	305,337	2,026,093	373,703	3,966,347	113,566
Net increase (decrease) in net assets resulting from operations	416,501	2,530,776	943,467	8,643,126	118,872

Contract transactions
Contract purchase payments	20,968	106,562	28,648	589,044	12,085
Net transfers(1)	(58,245)	(228,461)	(109,468)	(986,836)	8,145
Transfers for policy loans	2,655	6,477	4,174	6,035	28
Adjustments to net assets allocated to contracts in payment period	(62)	(4,734)	(1,809)	(1,802)	—
Contract charges	(583)	(4,763)	(1,242)	(24,851)	(178)
Contract terminations:
Surrender benefits	(351,892)	(1,201,382)	(506,197)	(3,450,709)	(40,933)
Death benefits	—	(147,067)	(70,450)	(140,923)	(9,372)
Increase (decrease) from contract transactions	(387,159)	(1,473,368)	(656,344)	(4,010,042)	(30,225)
Net assets at beginning of year	1,426,321	8,507,429	2,992,896	26,834,123	423,856
Net assets at end of year	$1,455,663	$9,564,837	$3,280,019	$31,467,207	$512,503

Accumulation unit activity
Units outstanding at beginning of year	1,205,065	6,107,590	1,282,861	13,019,430	382,768
Contract purchase payments	15,180	64,607	10,494	294,441	9,763
Net transfers(1)	(42,100)	(143,724)	(40,725)	(357,274)	6,407
Transfers for policy loans	1,890	4,080	1,513	3,410	24
Contract charges	(425)	(2,927)	(468)	(10,834)	(143)
Contract terminations:
Surrender benefits	(249,021)	(749,229)	(184,148)	(1,299,159)	(33,908)
Death benefits	—	(90,735)	(25,712)	(56,356)	(7,288)
Units outstanding at end of year	930,589	5,189,662	1,043,815	11,593,658	357,623

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

248	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2(2)	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2(2)	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$9,743	$139,499	$291,612	$(2,633)	$131,774
Net realized gain (loss) on sales of investments	65,771	3,576	(270,934)	2,569	311,219
Distributions from capital gains	19,982	31,606	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,293,849	(106,477)	109,342	75,836	2,331,367
Net increase (decrease) in net assets resulting from operations	1,389,345	68,204	130,020	75,772	2,774,360

Contract transactions
Contract purchase payments	81,777	32,973	123,086	48,732	316,904
Net transfers(1)	267,600	3,902,332	188,595	1,834,406	(461,494)
Transfers for policy loans	4,618	—	4,851	—	(8,341)
Adjustments to net assets allocated to contracts in payment period	(259)	—	(861)	—	—
Contract charges	(2,483)	(705)	(5,480)	(191)	(6,825)
Contract terminations:
Surrender benefits	(711,293)	(125,130)	(832,915)	(33,915)	(1,166,708)
Death benefits	(16,735)	—	(64,465)	—	(81,081)
Increase (decrease) from contract transactions	(376,775)	3,809,470	(587,189)	1,849,032	(1,407,545)
Net assets at beginning of year	4,793,108	—	8,047,268	—	10,887,003
Net assets at end of year	$5,805,678	$3,877,674	$7,590,099	$1,924,804	$12,253,818

Accumulation unit activity
Units outstanding at beginning of year	3,619,199	—	5,008,283	—	7,938,659
Contract purchase payments	59,028	32,285	73,543	45,975	203,816
Net transfers(1)	256,367	4,034,805	228,952	1,782,377	(296,055)
Transfers for policy loans	3,406	—	2,470	—	(5,598)
Contract charges	(1,732)	(723)	(3,523)	(183)	(4,503)
Contract terminations:
Surrender benefits	(458,572)	(127,367)	(454,462)	(32,068)	(713,523)
Death benefits	(11,514)	—	(34,984)	—	(58,144)
Units outstanding at end of year	3,466,182	3,939,000	4,820,279	1,796,101	7,064,652

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	249

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2(2)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$40,284	$5,818	$(7,081)	$332	$14,668
Net realized gain (loss) on sales of investments	600,666	(2,307)	491,745	3,884	271,369
Distributions from capital gains	164,967	1,928	957,591	41,896	—
Net change in unrealized appreciation or depreciation of investments	2,156,135	(3,917)	1,888,461	47,979	1,746,432
Net increase (decrease) in net assets resulting from operations	2,962,052	1,522	3,330,716	94,091	2,032,469

Contract transactions
Contract purchase payments	196,790	68,028	165,161	6,692	110,453
Net transfers(1)	(278,820)	372,849	(577,520)	(729)	(453,110)
Transfers for policy loans	2,513	—	(6,955)	(451)	418
Adjustments to net assets allocated to contracts in payment period	—	—	(3,122)	—	(603)
Contract charges	(4,540)	(299)	(12,068)	(86)	(16,550)
Contract terminations:
Surrender benefits	(1,231,229)	(1,474)	(1,499,388)	(6,577)	(692,167)
Death benefits	(66,842)	—	(116,854)	—	(58,327)
Increase (decrease) from contract transactions	(1,382,128)	439,104	(2,050,746)	(1,151)	(1,109,886)
Net assets at beginning of year	9,110,871	—	11,302,625	276,246	6,035,267
Net assets at end of year	$10,690,795	$440,626	$12,582,595	$369,186	$6,957,850

Accumulation unit activity
Units outstanding at beginning of year	4,575,183	—	4,252,377	171,671	5,647,127
Contract purchase payments	94,261	68,803	55,052	3,519	90,512
Net transfers(1)	(87,177)	380,611	(185,019)	(553)	(359,208)
Transfers for policy loans	1,016	—	(2,059)	(221)	337
Contract charges	(1,935)	(300)	(3,793)	(47)	(11,963)
Contract terminations:
Surrender benefits	(466,619)	(1,038)	(479,423)	(3,616)	(543,597)
Death benefits	(27,816)	—	(40,425)	—	(45,851)
Units outstanding at end of year	4,086,913	448,076	3,596,710	170,753	4,777,357

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

250	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II(2)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Operations
Investment income (loss) — net	$(1,321)	$(27,301)	$1,491	$53,144	$11,389
Net realized gain (loss) on sales of investments	1,010	161,907	(1,344)	665,271	304,062
Distributions from capital gains	—	—	5,129	—	—
Net change in unrealized appreciation or depreciation of investments	94,047	1,262,120	(6,795)	2,350,211	1,768,429
Net increase (decrease) in net assets resulting from operations	93,736	1,396,726	(1,519)	3,068,626	2,083,880

Contract transactions
Contract purchase payments	6,656	27,400	26,865	157,668	82,663
Net transfers(1)	(1,539)	(477,422)	361,754	(762,619)	(179,770)
Transfers for policy loans	—	(70)	—	(5,939)	20,711
Adjustments to net assets allocated to contracts in payment period	—	(429)	—	—	(4,263)
Contract charges	(166)	(18,097)	(67)	(29,674)	(5,357)
Contract terminations:
Surrender benefits	(11,918)	(556,446)	(12,941)	(1,362,528)	(532,285)
Death benefits	—	(66,264)	—	(133,286)	(100,178)
Increase (decrease) from contract transactions	(6,967)	(1,091,328)	375,611	(2,136,378)	(718,479)
Net assets at beginning of year	247,306	4,118,653	—	9,798,269	7,784,162
Net assets at end of year	$334,075	$4,424,051	$374,092	$10,730,517	$9,149,563

Accumulation unit activity
Units outstanding at beginning of year	255,200	4,254,982	—	7,872,821	3,738,006
Contract purchase payments	6,015	24,664	25,911	107,710	35,343
Net transfers(1)	(1,453)	(405,340)	366,278	(520,430)	(73,240)
Transfers for policy loans	—	(70)	—	(4,190)	8,992
Contract charges	(150)	(14,820)	(68)	(18,974)	(2,284)
Contract terminations:
Surrender benefits	(11,358)	(502,856)	(12,754)	(922,047)	(227,130)
Death benefits	—	(58,430)	—	(87,081)	(39,890)
Units outstanding at end of year	248,254	3,298,130	379,367	6,427,809	3,439,797

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	251

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$14,322	$11,933	$(10,320)	$5,616	$(2,058)
Net realized gain (loss) on sales of investments	28,321	24,777	171,216	134,808	13,879
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	207,667	226,508	739,921	562,385	126,318
Net increase (decrease) in net assets resulting from operations	250,310	263,218	900,817	702,809	138,139

Contract transactions
Contract purchase payments	13,184	53,110	67,954	68,872	4,409
Net transfers(1)	134,044	50,786	171,936	145,974	(32,337)
Transfers for policy loans	421	95	315	2,070	(3,385)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(642)	(1,288)	(2,453)	(5,923)	(249)
Contract terminations:
Surrender benefits	(32,710)	(44,462)	(233,826)	(352,389)	(45,398)
Death benefits	(8,309)	(12,908)	(34,241)	(29,477)	(5,204)
Increase (decrease) from contract transactions	105,988	45,333	(30,315)	(170,873)	(82,164)
Net assets at beginning of year	758,493	857,814	2,286,479	4,146,775	432,019
Net assets at end of year	$1,114,791	$1,166,365	$3,156,981	$4,678,711	$487,994

Accumulation unit activity
Units outstanding at beginning of year	702,125	798,829	1,717,959	3,007,033	442,062
Contract purchase payments	10,385	46,306	45,519	46,976	3,945
Net transfers(1)	115,967	40,228	113,358	90,575	(28,793)
Transfers for policy loans	335	76	190	1,304	(3,230)
Contract charges	(501)	(1,033)	(1,529)	(4,120)	(222)
Contract terminations:
Surrender benefits	(26,292)	(35,653)	(147,254)	(231,419)	(41,751)
Death benefits	(6,661)	(10,105)	(19,452)	(19,905)	(4,469)
Units outstanding at end of year	795,358	838,648	1,708,791	2,890,444	367,542

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

252	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy(2)	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv(2)
Operations
Investment income (loss) — net	$(10,058)	$(11,128)	$(1,189)	$(3,444)	$1,619
Net realized gain (loss) on sales of investments	39,061	72,669	559	64,092	(208)
Distributions from capital gains	—	109,764	—	—	—
Net change in unrealized appreciation or depreciation of investments	423,847	120,664	40,472	129,089	(551)
Net increase (decrease) in net assets resulting from operations	452,850	291,969	39,842	189,737	860

Contract transactions
Contract purchase payments	17,967	12,475	24,817	11,030	92,846
Net transfers(1)	4,138	(66,559)	532,993	(29,634)	88,021
Transfers for policy loans	(7)	314	—	(913)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(973)	—
Contract charges	(567)	(3,083)	(21)	(318)	(32)
Contract terminations:
Surrender benefits	(171,655)	(105,849)	(1,127)	(115,794)	(288)
Death benefits	(2,845)	(12,036)	—	—	—
Increase (decrease) from contract transactions	(152,969)	(174,738)	556,662	(136,602)	180,547
Net assets at beginning of year	1,355,071	1,325,644	—	660,433	—
Net assets at end of year	$1,654,952	$1,442,875	$596,504	$713,568	$181,407

Accumulation unit activity
Units outstanding at beginning of year	1,387,122	1,363,247	—	829,558	—
Contract purchase payments	16,336	11,878	20,542	12,182	93,567
Net transfers(1)	(252)	(67,418)	475,120	(32,230)	89,603
Transfers for policy loans	5	346	—	(1,165)	—
Contract charges	(499)	(2,705)	(18)	(352)	(33)
Contract terminations:
Surrender benefits	(148,849)	(97,652)	(654)	(124,256)	—
Death benefits	(2,416)	(7,875)	—	—	—
Units outstanding at end of year	1,251,447	1,199,821	494,990	683,737	183,137

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	253

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv(2)
Operations
Investment income (loss) — net	$147	$(6,552)	$(13,010)	$69,776	$23
Net realized gain (loss) on sales of investments	97	69,320	369,903	44,501	2
Distributions from capital gains	214	—	—	—	617
Net change in unrealized appreciation or depreciation of investments	893	173,093	946,316	279,343	1,116
Net increase (decrease) in net assets resulting from operations	1,351	235,861	1,303,209	393,620	1,758

Contract transactions
Contract purchase payments	506	12,675	65,431	40,295	1,650
Net transfers(1)	15,836	(48,920)	(816,992)	(368,781)	35,564
Transfers for policy loans	—	1,047	(4,286)	(433)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(11)	(350)	(10,605)	(1,432)	(4)
Contract terminations:
Surrender benefits	(83)	(123,589)	(446,771)	(661,156)	(9)
Death benefits	—	—	(30,136)	(40,104)	—
Increase (decrease) from contract transactions	16,248	(159,137)	(1,243,359)	(1,031,611)	37,201
Net assets at beginning of year	1,493	769,420	5,165,589	3,663,731	—
Net assets at end of year	$19,092	$846,144	$5,225,439	$3,025,740	$38,959

Accumulation unit activity
Units outstanding at beginning of year	—	1,245,290	4,884,924	2,483,677	—
Contract purchase payments	248	17,879	54,668	26,219	—
Net transfers(1)	14,443	(69,751)	(691,856)	(221,510)	33,103
Transfers for policy loans	—	1,505	(3,357)	(478)	—
Contract charges	(10)	(518)	(8,899)	(936)	(4)
Contract terminations:
Surrender benefits	—	(176,897)	(373,044)	(432,931)	(8)
Death benefits	—	—	(26,197)	(27,245)	—
Units outstanding at end of year	14,681	1,017,508	3,836,239	1,826,796	33,091

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

254	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$(20,095)	$(23,720)	$112,409	$82,246	$(15,134)
Net realized gain (loss) on sales of investments	273,059	138,668	460,545	105,767	81,448
Distributions from capital gains	138,818	23,662	177,572	—	48,524
Net change in unrealized appreciation or depreciation of investments	717,910	809,531	917,993	(136,081)	564,083
Net increase (decrease) in net assets resulting from operations	1,109,692	948,141	1,668,519	51,932	678,921

Contract transactions
Contract purchase payments	56,172	35,191	221,319	37,795	103,731
Net transfers(1)	194,505	(38,863)	(361,446)	283,101	(425,735)
Transfers for policy loans	817	1,917	(925)	(1,970)	(2,541)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,996)	—	—
Contract charges	(2,108)	(1,617)	(5,911)	(3,388)	(1,614)
Contract terminations:
Surrender benefits	(560,551)	(416,760)	(1,367,432)	(269,828)	(308,642)
Death benefits	(14,407)	(24,832)	(37,456)	(29,021)	(7,854)
Increase (decrease) from contract transactions	(325,572)	(444,964)	(1,553,847)	16,689	(642,655)
Net assets at beginning of year	3,980,923	2,621,408	9,194,267	2,819,073	2,284,813
Net assets at end of year	$4,765,043	$3,124,585	$9,308,939	$2,887,694	$2,321,079

Accumulation unit activity
Units outstanding at beginning of year	4,327,064	1,962,824	4,250,226	2,338,328	1,686,877
Contract purchase payments	52,165	22,069	116,805	30,261	66,727
Net transfers(1)	123,213	(31,442)	(183,136)	227,907	(291,505)
Transfers for policy loans	1,217	1,177	(587)	(1,529)	(1,449)
Contract charges	(1,973)	(998)	(2,586)	(2,730)	(999)
Contract terminations:
Surrender benefits	(568,149)	(267,242)	(523,221)	(215,665)	(207,875)
Death benefits	(11,885)	(14,449)	(17,118)	(23,787)	(5,500)
Units outstanding at end of year	3,921,652	1,671,939	3,640,383	2,352,785	1,246,276

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	255

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$6,441	$(2,285)	$2,298	$16,495	$1,372,252
Net realized gain (loss) on sales of investments	29,454	16,668	13,607	277,626	457,300
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	194,955	176,396	251,738	1,212,754	(2,290,664)
Net increase (decrease) in net assets resulting from operations	230,850	190,779	267,643	1,506,875	(461,112)

Contract transactions
Contract purchase payments	22,834	9,003	1,209	187,078	346,961
Net transfers(1)	(222,477)	170,746	(2,717)	(248,498)	(34,410)
Transfers for policy loans	337	(2,602)	95	1,452	(1,843)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(7,021)
Contract charges	(2,965)	(189)	(198)	(2,066)	(36,827)
Contract terminations:
Surrender benefits	(113,583)	(16,433)	(54,634)	(806,566)	(3,980,311)
Death benefits	(1,635)	—	—	(40,838)	(411,048)
Increase (decrease) from contract transactions	(317,489)	160,525	(56,245)	(909,438)	(4,124,499)
Net assets at beginning of year	1,540,822	494,165	1,000,442	6,315,979	38,831,419
Net assets at end of year	$1,454,183	$845,469	$1,211,840	$6,913,416	$34,245,808

Accumulation unit activity
Units outstanding at beginning of year	1,577,770	396,540	974,937	4,463,517	25,950,693
Contract purchase payments	21,145	6,345	1,031	115,321	234,119
Net transfers(1)	(204,643)	109,327	(2,696)	(151,644)	(9,271)
Transfers for policy loans	325	(1,573)	80	824	(1,089)
Contract charges	(2,771)	(131)	(172)	(1,324)	(24,878)
Contract terminations:
Surrender benefits	(110,994)	(10,917)	(46,785)	(487,133)	(2,646,422)
Death benefits	(1,518)	—	—	(25,335)	(277,637)
Units outstanding at end of year	1,279,314	499,591	926,395	3,914,226	23,225,515

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

256	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl(2)	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$(5,261)	$687,912	$1,956	$1,891	$3,595
Net realized gain (loss) on sales of investments	142,909	33,161	1,277	(449)	39,930
Distributions from capital gains	28,170	—	—	2,547	45,193
Net change in unrealized appreciation or depreciation of investments	604,273	(1,017,779)	(11,689)	(10,375)	380,777
Net increase (decrease) in net assets resulting from operations	770,091	(296,706)	(8,456)	(6,386)	469,495

Contract transactions
Contract purchase payments	88,549	792,701	10,557	46,400	13,033
Net transfers(1)	(23,529)	(3,766,099)	2,009	257,150	99,004
Transfers for policy loans	(2,606)	(6,572)	—	—	(200)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,054)	(18,001)	(18)	(258)	(925)
Contract terminations:
Surrender benefits	(258,280)	(2,351,955)	(609)	(6,921)	(115,786)
Death benefits	(3,807)	(72,015)	(6,816)	—	(14,666)
Increase (decrease) from contract transactions	(200,727)	(5,421,941)	5,123	296,371	(19,540)
Net assets at beginning of year	2,057,994	22,364,779	109,715	—	1,144,547
Net assets at end of year	$2,627,358	$16,646,132	$106,382	$289,985	$1,594,502

Accumulation unit activity
Units outstanding at beginning of year	1,483,207	15,559,850	105,368	—	822,616
Contract purchase payments	49,626	618,527	10,156	156	7,484
Net transfers(1)	(16,887)	(2,772,874)	3,638	262,978	65,262
Transfers for policy loans	(1,538)	(4,327)	—	—	(142)
Contract charges	(619)	(12,590)	(18)	(260)	(547)
Contract terminations:
Surrender benefits	(148,848)	(1,642,827)	(526)	(1,328)	(69,392)
Death benefits	(1,965)	(50,129)	(6,760)	—	(8,759)
Units outstanding at end of year	1,362,976	11,695,630	111,858	261,546	816,522

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	257

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Operations
Investment income (loss) — net	$8,497	$(29,101)	$(2,346)	$(3,043)	$31,308
Net realized gain (loss) on sales of investments	(9,419)	67,742	75,821	47,876	(20,060)
Distributions from capital gains	—	—	—	24,094	—
Net change in unrealized appreciation or depreciation of investments	270,650	1,626,505	159,587	91,535	202,135
Net increase (decrease) in net assets resulting from operations	269,728	1,665,146	233,062	160,462	213,383

Contract transactions
Contract purchase payments	12,560	70,769	10,690	9,956	11,117
Net transfers(1)	(97,662)	(59,153)	20,188	(47,566)	(79,097)
Transfers for policy loans	1,964	21,832	756	986	216
Adjustments to net assets allocated to contracts in payment period	(325)	(1,291)	—	—	—
Contract charges	(917)	(5,041)	(724)	(268)	(517)
Contract terminations:
Surrender benefits	(205,158)	(450,218)	(196,828)	(167,664)	(88,702)
Death benefits	(16,525)	(73,161)	(12,062)	—	—
Increase (decrease) from contract transactions	(306,063)	(496,263)	(177,980)	(204,556)	(156,983)
Net assets at beginning of year	1,184,797	4,960,704	748,244	859,828	1,265,268
Net assets at end of year	$1,148,462	$6,129,587	$803,326	$815,734	$1,321,668

Accumulation unit activity
Units outstanding at beginning of year	886,113	3,408,704	606,921	324,859	619,146
Contract purchase payments	8,509	42,735	7,524	3,483	4,889
Net transfers(1)	(67,966)	(34,693)	13,721	(15,842)	(35,462)
Transfers for policy loans	1,334	13,098	536	341	96
Contract charges	(624)	(3,038)	(510)	(94)	(232)
Contract terminations:
Surrender benefits	(140,771)	(265,849)	(138,035)	(55,125)	(39,892)
Death benefits	(10,642)	(41,735)	(8,741)	—	—
Units outstanding at end of year	675,953	3,119,222	481,416	257,622	548,545

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

258	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VanEck VIP Global Gold, Cl S(2)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2(2)
Operations
Investment income (loss) — net	$(257)	$(437,636)	$(853,228)	$1,417	$452
Net realized gain (loss) on sales of investments	4,570	680,570	6,494,829	416	—
Distributions from capital gains	—	—	—	4,017	209
Net change in unrealized appreciation or depreciation of investments	(11,912)	7,890,145	10,591,220	(14,382)	7,041
Net increase (decrease) in net assets resulting from operations	(7,599)	8,133,079	16,232,821	(8,532)	7,702

Contract transactions
Contract purchase payments	10,638	1,832,174	1,654,976	24,477	65,598
Net transfers(1)	65,007	7,479,131	(8,825,648)	(59,389)	102,657
Transfers for policy loans	—	(13,338)	(1,180)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(39)	(339,194)	(528,482)	(16)	(16)
Contract terminations:
Surrender benefits	(194)	(680,022)	(4,563,738)	(552)	(2,830)
Death benefits	—	(601,279)	(214,680)	—	—
Increase (decrease) from contract transactions	75,412	7,677,472	(12,478,752)	(35,480)	165,409
Net assets at beginning of year	—	38,257,038	86,030,634	273,288	—
Net assets at end of year	$67,813	$54,067,589	$89,784,703	$229,276	$173,111

Accumulation unit activity
Units outstanding at beginning of year	—	31,561,956	70,793,226	247,044	—
Contract purchase payments	10,248	1,362,065	1,249,031	22,832	64,987
Net transfers(1)	76,790	5,605,777	(6,274,572)	(54,516)	104,408
Transfers for policy loans	—	(10,433)	(1,251)	—	—
Contract charges	(44)	(252,865)	(397,073)	(15)	(16)
Contract terminations:
Surrender benefits	(43)	(515,659)	(3,421,120)	(372)	(2,575)
Death benefits	—	(459,911)	(163,484)	—	—
Units outstanding at end of year	86,951	37,290,930	61,784,757	214,973	166,804

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	259

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$(3,970)	$(137,229)	$8,850	$(2,286)	$(606,125)
Net realized gain (loss) on sales of investments	(5,986)	(310,834)	5,388	10,338	2,106,469
Distributions from capital gains	12,745	511,977	10,289	—	—
Net change in unrealized appreciation or depreciation of investments	(29,906)	(1,062,909)	88,651	55,203	(352,675)
Net increase (decrease) in net assets resulting from operations	(27,117)	(998,995)	113,178	63,255	1,147,669

Contract transactions
Contract purchase payments	79,889	93,769	219,467	29,468	1,128,041
Net transfers(1)	(79,010)	(4,165,020)	3,985	(19,254)	(14,018,316)
Transfers for policy loans	—	(174)	—	—	4,284
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(78)	(31,316)	(25)	(31)	(415,367)
Contract terminations:
Surrender benefits	(2,769)	(1,522,779)	(9,757)	(464)	(3,394,027)
Death benefits	—	(182,376)	—	—	(758,393)
Increase (decrease) from contract transactions	(1,968)	(5,807,896)	213,670	9,719	(17,453,778)
Net assets at beginning of year	430,769	18,243,613	426,579	182,612	63,914,035
Net assets at end of year	$401,684	$11,436,722	$753,427	$255,586	$47,607,926

Accumulation unit activity
Units outstanding at beginning of year	371,808	13,377,899	343,711	127,150	56,492,573
Contract purchase payments	71,598	70,221	164,438	17,098	986,312
Net transfers(1)	(70,302)	(3,208,147)	2,492	(10,559)	(12,274,323)
Transfers for policy loans	—	(111)	—	—	3,807
Contract charges	(70)	(23,829)	(19)	(18)	(363,771)
Contract terminations:
Surrender benefits	(2,337)	(1,134,792)	(6,731)	(252)	(2,951,600)
Death benefits	—	(136,325)	—	—	(681,328)
Units outstanding at end of year	370,697	8,944,916	503,891	133,419	41,211,670

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

260	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2(2)	VP Holl Lg Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(1,024,732)	$1,983	$21,118	$(121)	$(1,862)
Net realized gain (loss) on sales of investments	6,369,815	(480)	(2,403)	(273)	6,308
Distributions from capital gains	—	—	5,736	—	—
Net change in unrealized appreciation or depreciation of investments	(3,148,685)	32,900	(3,586)	(644)	42,307
Net increase (decrease) in net assets resulting from operations	2,196,398	34,403	20,865	(1,038)	46,753

Contract transactions
Contract purchase payments	849,789	94,446	137,192	14,273	53,948
Net transfers(1)	(37,483,047)	31,484	106,138	31,118	(12,191)
Transfers for policy loans	216	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(604,479)	(26)	(47)	(2)	(34)
Contract terminations:
Surrender benefits	(7,873,597)	(264)	(6,862)	(11,165)	(460)
Death benefits	(2,461,753)	(48,804)	—	—	(50,695)
Increase (decrease) from contract transactions	(47,572,871)	76,836	236,421	34,224	(9,432)
Net assets at beginning of year	126,457,875	151,931	624,523	—	156,230
Net assets at end of year	$81,081,402	$263,170	$881,809	$33,186	$193,551

Accumulation unit activity
Units outstanding at beginning of year	111,430,849	139,375	550,671	—	117,944
Contract purchase payments	741,310	84,954	122,181	13,452	37,894
Net transfers(1)	(32,650,521)	25,791	93,051	33,161	(7,894)
Transfers for policy loans	250	—	—	—	—
Contract charges	(526,499)	(22)	(41)	(3)	(22)
Contract terminations:
Surrender benefits	(6,865,711)	(156)	(4,007)	(12,155)	(299)
Death benefits	(2,152,555)	(45,716)	—	—	(35,004)
Units outstanding at end of year	69,977,123	204,226	761,855	34,455	112,619

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	261

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2
Operations
Investment income (loss) — net	$754	$2,508	$(2,518)	$(781)	$(2,020)
Net realized gain (loss) on sales of investments	1,944	(4,307)	4,289	2,598	17,400
Distributions from capital gains	2,520	454	—	—	—
Net change in unrealized appreciation or depreciation of investments	35,623	(7,434)	51,583	17,307	42,640
Net increase (decrease) in net assets resulting from operations	40,841	(8,779)	53,354	19,124	58,020

Contract transactions
Contract purchase payments	47,609	36,478	25,383	22,435	74,912
Net transfers(1)	(2,293)	(149,846)	27,299	(4,353)	45,324
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(20)	(13)	(12)	(14)	(26)
Contract terminations:
Surrender benefits	(1,011)	(733)	(502)	(87)	(913)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	44,285	(114,114)	52,168	17,981	119,297
Net assets at beginning of year	208,427	270,273	184,151	60,464	153,353
Net assets at end of year	$293,553	$147,380	$289,673	$97,569	$330,670

Accumulation unit activity
Units outstanding at beginning of year	170,150	246,144	134,739	45,126	117,005
Contract purchase payments	36,428	34,077	16,677	15,248	49,400
Net transfers(1)	(2,039)	(141,223)	16,611	(3,049)	24,831
Transfers for policy loans	—	—	—	—	—
Contract charges	(16)	(12)	(8)	(10)	(17)
Contract terminations:
Surrender benefits	(746)	(544)	(294)	(52)	(546)
Death benefits	—	—	—	—	—
Units outstanding at end of year	203,777	138,442	167,725	57,263	190,673

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

262	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,037,725)	$(7,601,805)	$(1,906,890)	$(3,758,537)	$(1,207,355)
Net realized gain (loss) on sales of investments	8,038,400	27,902,470	4,765,058	26,244,884	2,814,046
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	34,334,372	58,510,473	24,631,930	33,743,095	5,214,045
Net increase (decrease) in net assets resulting from operations	38,335,047	78,811,138	27,490,098	56,229,442	6,820,736

Contract transactions
Contract purchase payments	15,755,824	5,663,249	7,951,449	4,517,458	4,848,238
Net transfers(1)	13,310,934	7,989,199	13,276,602	(25,217,920)	(8,706,979)
Transfers for policy loans	54,236	17,467	(11,674)	(102,803)	(13,945)
Adjustments to net assets allocated to contracts in payment period	(9,806)	—	(7,619)	—	—
Contract charges	(3,308,084)	(4,726,341)	(1,732,710)	(2,331,991)	(791,558)
Contract terminations:
Surrender benefits	(10,470,984)	(51,727,791)	(5,430,445)	(21,410,112)	(2,834,462)
Death benefits	(2,691,450)	(6,977,251)	(1,277,259)	(1,138,253)	(1,517,465)
Increase (decrease) from contract transactions	12,640,670	(49,761,468)	12,768,344	(45,683,621)	(9,016,171)
Net assets at beginning of year	365,766,053	778,788,085	176,036,050	375,620,981	116,533,351
Net assets at end of year	$416,741,770	$807,837,755	$216,294,492	$386,166,802	$114,337,916

Accumulation unit activity
Units outstanding at beginning of year	306,958,510	652,210,178	145,874,791	310,574,215	100,586,815
Contract purchase payments	12,632,200	4,511,762	6,157,622	3,484,739	4,137,812
Net transfers(1)	10,889,354	6,677,432	10,409,035	(17,176,030)	(7,238,627)
Transfers for policy loans	43,722	13,725	(8,788)	(76,495)	(11,632)
Contract charges	(2,635,014)	(3,758,455)	(1,336,286)	(1,793,449)	(661,255)
Contract terminations:
Surrender benefits	(8,332,958)	(41,195,917)	(4,216,025)	(16,418,064)	(2,363,821)
Death benefits	(2,209,537)	(5,569,001)	(957,120)	(880,267)	(1,275,685)
Units outstanding at end of year	317,346,277	612,889,724	155,923,229	277,714,649	93,173,607

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	263

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(2,041,593)	$16,260	$(3,142)	$(599)	$(1,703)
Net realized gain (loss) on sales of investments	10,931,356	2,100	3,245	2,661	6,430
Distributions from capital gains	—	10,078	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,622,123	(23,441)	71,199	17,091	40,062
Net increase (decrease) in net assets resulting from operations	12,511,886	4,997	71,302	19,153	44,789

Contract transactions
Contract purchase payments	1,638,021	113,962	3,141	11,023	72,211
Net transfers(1)	(33,310,426)	10,758	53,424	3,911	151
Transfers for policy loans	24,134	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,129,098)	(61)	(6)	(21)	(16)
Contract terminations:
Surrender benefits	(13,704,310)	(1,176)	(331)	(54)	(34)
Death benefits	(1,541,588)	—	—	—	(51,115)
Increase (decrease) from contract transactions	(48,023,267)	123,483	56,228	14,859	21,197
Net assets at beginning of year	228,478,572	234,634	248,063	51,476	108,834
Net assets at end of year	$192,967,191	$363,114	$375,593	$85,488	$174,820

Accumulation unit activity
Units outstanding at beginning of year	196,021,868	170,292	183,439	38,803	78,202
Contract purchase payments	1,361,115	82,065	2,034	6,929	45,028
Net transfers(1)	(27,694,470)	7,561	34,323	1,790	937
Transfers for policy loans	20,112	—	—	—	—
Contract charges	(939,968)	(43)	(4)	(14)	(10)
Contract terminations:
Surrender benefits	(11,417,033)	(779)	(198)	(38)	(12)
Death benefits	(1,288,301)	—	—	—	(31,926)
Units outstanding at end of year	156,063,323	259,096	219,594	47,470	92,219

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

264	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2(2)	VP Sit Divd Gro, Cl 2
Operations
Investment income (loss) — net	$(2,019)	$(79,394)	$430	$10	$(1,862)
Net realized gain (loss) on sales of investments	10,802	704,999	833	8	3,832
Distributions from capital gains	—	—	1,199	—	—
Net change in unrealized appreciation or depreciation of investments	47,681	1,985,218	9,999	1,105	37,813
Net increase (decrease) in net assets resulting from operations	56,464	2,610,823	12,461	1,123	39,783

Contract transactions
Contract purchase payments	12,531	83,285	31,963	2,550	1,374
Net transfers(1)	(28,694)	(979,095)	10,014	31,615	3,986
Transfers for policy loans	—	(3,435)	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(9)	(18,895)	(3)	(2)	(23)
Contract terminations:
Surrender benefits	(5,012)	(966,913)	(219)	(236)	(66)
Death benefits	—	(46,616)	—	—	—
Increase (decrease) from contract transactions	(21,184)	(1,931,669)	41,755	33,927	5,271
Net assets at beginning of year	178,710	8,577,278	42,333	—	148,502
Net assets at end of year	$213,990	$9,256,432	$96,549	$35,050	$193,556

Accumulation unit activity
Units outstanding at beginning of year	136,820	4,411,182	34,383	—	122,428
Contract purchase payments	8,463	40,251	24,954	879	1,160
Net transfers(1)	(19,243)	(461,713)	6,732	31,029	3,689
Transfers for policy loans	—	(1,126)	—	—	—
Contract charges	(6)	(8,217)	(2)	(2)	(16)
Contract terminations:
Surrender benefits	(3,167)	(404,364)	(28)	(160)	(41)
Death benefits	—	(18,647)	—	—	—
Units outstanding at end of year	122,867	3,557,366	66,039	31,746	127,220

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	265

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Operations
Investment income (loss) — net	$(32,226)	$(505)	$(3,490)	$(5,507)	$(1,085)
Net realized gain (loss) on sales of investments	249,344	(293)	2,468	36,428	(1,207)
Distributions from capital gains	—	1,419	—	—	2,240
Net change in unrealized appreciation or depreciation of investments	648,569	(4,144)	91,321	144,218	(4,226)
Net increase (decrease) in net assets resulting from operations	865,687	(3,523)	90,299	175,139	(4,278)

Contract transactions
Contract purchase payments	69,577	15,781	12,681	7,875	97,530
Net transfers(1)	(468,071)	12,461	8,735	83,574	(66,642)
Transfers for policy loans	487	—	—	47	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(11,460)	(24)	(29)	(404)	(45)
Contract terminations:
Surrender benefits	(248,709)	(129)	(497)	(48,182)	(2,396)
Death benefits	(6,793)	—	—	(6,162)	—
Increase (decrease) from contract transactions	(664,969)	28,089	20,890	36,748	28,447
Net assets at beginning of year	3,468,083	100,598	255,055	474,771	231,884
Net assets at end of year	$3,668,801	$125,164	$366,244	$686,658	$256,053

Accumulation unit activity
Units outstanding at beginning of year	3,336,350	94,596	194,934	355,786	226,554
Contract purchase payments	59,013	15,132	8,501	4,875	96,342
Net transfers(1)	(398,680)	12,162	5,608	53,834	(66,054)
Transfers for policy loans	416	—	—	30	—
Contract charges	(9,531)	(24)	(19)	(254)	(45)
Contract terminations:
Surrender benefits	(208,572)	(50)	(297)	(30,900)	(2,250)
Death benefits	(6,009)	—	—	(3,957)	—
Units outstanding at end of year	2,772,987	121,816	208,727	379,414	254,547

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

266	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
Operations
Investment income (loss) — net	$289,227	$(172,504)	$18,301	$35,069	$(29,097)
Net realized gain (loss) on sales of investments	688,747	1,101,253	108,875	62,309	202,679
Distributions from capital gains	1,153,910	1,997,135	—	140,976	—
Net change in unrealized appreciation or depreciation of investments	1,134,038	3,513,458	282,037	249,820	882,058
Net increase (decrease) in net assets resulting from operations	3,265,922	6,439,342	409,213	488,174	1,055,640

Contract transactions
Contract purchase payments	249,414	306,997	37,973	36,962	71,504
Net transfers(1)	(589,895)	(1,432,790)	(223,322)	(229,013)	(356,521)
Transfers for policy loans	3,601	2,106	(4,142)	475	2,863
Adjustments to net assets allocated to contracts in payment period	(1,042)	(3,614)	—	(1,156)	(4,738)
Contract charges	(18,300)	(18,822)	(1,720)	(5,019)	(1,781)
Contract terminations:
Surrender benefits	(2,344,913)	(2,905,309)	(342,632)	(228,863)	(327,922)
Death benefits	(135,278)	(134,390)	—	(12,566)	(8,041)
Increase (decrease) from contract transactions	(2,836,413)	(4,185,822)	(533,843)	(439,180)	(624,636)
Net assets at beginning of year	16,768,328	21,704,030	2,481,175	2,889,441	3,917,454
Net assets at end of year	$17,197,837	$23,957,550	$2,356,545	$2,938,435	$4,348,458

Accumulation unit activity
Units outstanding at beginning of year	8,915,303	10,945,577	1,680,330	2,505,930	2,419,149
Contract purchase payments	123,883	131,674	22,998	30,604	40,655
Net transfers(1)	(294,935)	(621,922)	(145,628)	(192,811)	(197,928)
Transfers for policy loans	2,083	1,379	(2,313)	352	1,493
Contract charges	(8,673)	(8,120)	(1,045)	(4,332)	(988)
Contract terminations:
Surrender benefits	(1,064,653)	(1,193,428)	(207,545)	(179,395)	(172,162)
Death benefits	(61,528)	(56,320)	—	(9,948)	(3,403)
Units outstanding at end of year	7,611,480	9,198,840	1,346,797	2,150,400	2,086,816

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	267

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II(2)
Operations
Investment income (loss) — net	$(38,237)	$2,767
Net realized gain (loss) on sales of investments	289,862	40
Distributions from capital gains	211,091	—
Net change in unrealized appreciation or depreciation of investments	1,167,076	(1,951)
Net increase (decrease) in net assets resulting from operations	1,629,792	856

Contract transactions
Contract purchase payments	214,028	6,717
Net transfers(1)	(602,187)	45,927
Transfers for policy loans	1,002	—
Adjustments to net assets allocated to contracts in payment period	—	—
Contract charges	(2,077)	(4)
Contract terminations:
Surrender benefits	(487,762)	(335)
Death benefits	(68,195)	—
Increase (decrease) from contract transactions	(945,191)	52,305
Net assets at beginning of year	3,860,605	—
Net assets at end of year	$4,545,206	$53,161

Accumulation unit activity
Units outstanding at beginning of year	2,493,280	—
Contract purchase payments	121,819	5,117
Net transfers(1)	(331,776)	46,011
Transfers for policy loans	490	—
Contract charges	(1,115)	(4)
Contract terminations:
Surrender benefits	(259,295)	(195)
Death benefits	(35,655)	—
Units outstanding at end of year	1,987,748	50,929

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

268	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity® (RAVA)*

RiverSource Retirement Advisor Advantage® Variable Annuity (RAVA Advantage)*

RiverSource Retirement Advisor Select® Variable Annuity (RAVA Select)*

RiverSource Retirement Advisor Advantage Plus® Variable Annuity (RAVA Advantage Plus)

RiverSource Retirement Advisor Select Plus® Variable Annuity (RAVA Select Plus)

RiverSource Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® Flexible Portfolio Annuity (FPA)*

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B) (previously AllianceBernstein VPS Global Thematic Growth Portfolio (Class B))
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B) (previously AllianceBernstein VPS Growth and Income Portfolio (Class B))
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B) (previously AllianceBernstein VPS International Value Portfolio (Class B))
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B) (previously AllianceBernstein VPS Large Cap Growth Portfolio (Class B))
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	269

Division	Fund
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 2	Columbia Variable Portfolio – Cash Management Fund (Class 2)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Core Bond, Cl 2	Columbia Variable Portfolio – Core Bond Fund (Class 2)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 2))
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 3))
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Select Intl Eq, Cl 2	Columbia Variable Portfolio – Select International Equity Fund (Class 2) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 2))
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 3))
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 2	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2) (previously Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2))
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2))
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3))
Col VP Mid Cap Val, Cl 2	Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (previously Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2))
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3))
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (previously Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2))
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio – S&P 500 Index Fund (Class 3))
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)

270	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Eq Inc VA, Serv	Oppenheimer Equity Income Fund/VA, Service Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	271

Division	Fund
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
Col VP US Eq, Cl 2	Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (previously Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2))
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP GS Commodity Strategy, Cl 2	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)(3)
VP Holl Lg Cap Gro, Cl 2	Variable Portfolio – Holland Large Cap Growth Fund (Class 2)
VP Invesco Intl Gro, Cl 2	Variable Portfolio – Invesco International Growth Fund (Class 2)
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP Loomis Sayles Gro, Cl 2	Variable Portfolio – Loomis Sayles Growth Fund (Class 2)
VP MFS Val, Cl 2	Variable Portfolio – MFS Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Pyrford Intl Eq, Cl 2	Variable Portfolio – Pyrford International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 2	Variable Portfolio – Sit Dividend Growth Fund (Class 2)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP TCW Core Plus Bond, Cl 2	Variable Portfolio – TCW Core Plus Bond Fund (Class 2)
VP Vty Estb Val, Cl 2	Variable Portfolio – Victory Established Value Fund (Class 2)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(3)	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contracts.

272	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2014.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	273

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed priot to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
FPA	1.25%

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

274	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement	Columbia Management Investment Advisers, LLC
Administrative Services Agreement	Columbia Management Investment Advisers, LLC
Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2014 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$54,486
AB VPS Global Thematic Gro, Cl B	55,150
AB VPS Gro & Inc, Cl B	472,709
AB VPS Intl Val, Cl B	820,831
AB VPS Lg Cap Gro, Cl B	286,706
ALPS Alerian Engy Infr, Class III	1,362,836
AC VP Intl, Cl I	41,040
AC VP Intl, Cl II	140,759
AC VP Mid Cap Val, Cl II	723,833
AC VP Ultra, Cl II	327,026
AC VP Val, Cl I	84,135
AC VP Val, Cl II	1,756,719
BlackRock Global Alloc, Cl III	2,554,481
Calvert VP SRI Bal	194,704
CB Var Sm Cap Gro, Cl I	459,423
Col VP Bal, Cl 3	1,517,300
Col VP Cash Mgmt, Cl 2	3,167,873
Col VP Cash Mgmt, Cl 3	4,976,133
Col VP Commodity Strategy, Cl 2	141,504
Col VP Contrarian Core, Cl 2	403,036
Col VP Core Bond, Cl 2	344,843
Col VP Inter Bond, Cl 2	144,864
Col VP Inter Bond, Cl 3	2,446,988
Col VP Divd Opp, Cl 2	263,032
Col VP Divd Opp, Cl 3	1,310,611
Col VP Emerg Mkts Bond, Cl 2	198,548
Col VP Emer Mkts, Cl 2	378,485
Col VP Emer Mkts, Cl 3	884,955
Col VP Global Bond, Cl 2	39,430
Col VP Global Bond, Cl 3	918,461
Col VP Hi Yield Bond, Cl 2	354,650
Col VP Hi Yield Bond, Cl 3	1,994,104
Col VP Inc Opp, Cl 2	435,056
Col VP Inc Opp, Cl 3	500,068
Col VP Select Intl Eq, Cl 2	43,181
Col VP Select Intl Eq, Cl 3	386,449
Col VP Lg Cap Gro, Cl 2	357,302
Col VP Lg Cap Gro, Cl 3	543,493
Col VP Lg Core Quan, Cl 2	197,076
Col VP Lg Core Quan, Cl 3	620,354
Col VP Limited Duration Cr, Cl 2	4,681,050
Col VP Man Vol Conserv, Cl 2	4,345,893

Division	Purchases
Col VP Man Vol Conserv Gro, Cl 2	$27,091,862
Col VP Man Vol Gro, Cl 2	174,682,274
Col VP Man Vol Mod Gro, Cl 2	231,915,377
Col VP Marsico Gro, Cl 1	2,237,090
Col VP Intl Opp, Cl 2	321,104
Col VP Mid Cap Gro, Cl 2	87,388
Col VP Mid Cap Gro, Cl 3	207,270
Col VP Mid Cap Val, Cl 2	399,764
Col VP Mid Cap Val, Cl 3	417,611
Col VP Div Abs Return, Cl 2	65,054
Col VP Lg Cap Index, Cl 3	2,833,614
Col VP Select Lg Cap Val, Cl 2	160,013
Col VP Select Lg Cap Val, Cl 3	177,841
Col VP Select Sm Cap Val, Cl 2	118,785
Col VP Select Sm Cap Val, Cl 3	184,031
Col VP Strategic Inc, Cl 2	119,847
Col VP US Govt Mtge, Cl 2	23,868
Col VP US Govt Mtge, Cl 3	472,537
CS Commodity Return	128,183
Deutsche Alt Asset Alloc VIP, Cl B	403,093
Drey VIF Intl Eq, Serv	39,592
EV VT Floating-Rate Inc	1,865,548
Fid VIP Contrafund, Serv Cl 2	3,708,439
Fid VIP Gro & Inc, Serv Cl	73,564
Fid VIP Gro & Inc, Serv Cl 2	476,455
Fid VIP Mid Cap, Serv Cl	141,363
Fid VIP Mid Cap, Serv Cl 2	1,903,225
Fid VIP Overseas, Serv Cl	21,935
Fid VIP Overseas, Serv Cl 2	684,352
Fid VIP Strategic Inc, Serv Cl 2	1,229,275
FTVIPT Frank Global Real Est, Cl 2	524,192
FTVIPT Frank Inc, Cl 2	2,703,251
FTVIPT Frank Mutual Shares, Cl 2	1,015,376
FTVIPT Frank Sm Cap Val, Cl 2	1,653,802
FTVIPT Temp Global Bond, Cl 2	639,375
GS VIT Mid Cap Val, Inst	2,283,807
GS VIT Multi-Strategy Alt, Advisor	30,973
GS VIT Sm Cap Eq Insights, Inst	58,956
GS VIT U.S. Eq Insights, Inst	969,042
Invesco VI Am Fran, Ser I	46,428
Invesco VI Am Fran, Ser II	105,524
Invesco VI Bal Risk Alloc, Ser II	431,628

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	275

Division	Purchases
Invesco VI Comstock, Ser II	$456,572
Invesco VI Core Eq, Ser I	263,554
Invesco VI Div Divd, Ser I	96,984
Invesco VI Div Divd, Ser II	137,403
Invesco VI Global Hlth, Ser II	454,310
Invesco VI Intl Gro, Ser II	722,204
Invesco VI Mid Cap Gro, Ser I	20,471
Invesco VI Mid Cap Gro, Ser II	136,583
Invesco VI Tech, Ser I	350,437
Ivy VIP Asset Strategy	1,115,609
Janus Aspen Enterprise, Serv	61,924
Janus Aspen Flex Bond, Serv	265,981
Janus Aspen Gbl Alloc Mod, Serv	105,851
Janus Aspen Global Tech, Serv	82,026
Janus Aspen Janus, Serv	519,628
Janus Aspen Overseas, Serv	457,033
Lazard Ret Global Dyn MA, Serv	309,004
MFS Inv Gro Stock, Serv Cl	750,345
MFS New Dis, Serv Cl	612,647
MFS Utilities, Serv Cl	1,483,078
MS UIF Global Real Est, Cl II	347,041
MS UIF Mid Cap Gro, Cl II	529,525
NB AMT Abs Return Multi-Mgr, Cl S	18,735
NB AMT Intl Eq, Cl S	113,301
NB AMT Soc Responsive, Cl S	31,499
Oppen Eq Inc VA, Serv	199,203
Oppen Global VA, Serv	950,798
Oppen Global Strategic Inc VA, Srv	2,053,104
Oppen Main St Sm Cap VA, Serv	1,027,511
PIMCO VIT All Asset, Advisor Cl	1,270,103
PIMCO VIT Glb MA Man Alloc, Adv Cl	28,012
PIMCO VIT Tot Return, Advisor Cl	212,401
Put VT Global Hlth Care, Cl IB	247,647
Put VT Intl Eq, Cl IB	181,234
Put VT Multi-Cap Gro, Cl IA	112,393
Put VT Multi-Cap Gro, Cl IB	91,563
Royce Micro-Cap, Invest Cl	55,359
Third Ave Val	46,088
VanEck VIP Global Gold, Cl S	120,059
VP Aggr, Cl 2	7,296,621
VP Aggr, Cl 4	6,120,158
VP AC Div Bond, Cl 2	204,116
VP AQR Man Fut Strategy, Cl 2	168,905
VP BR Gl Infl Prot Sec, Cl 2	106,702

Division	Purchases
VP BR Gl Infl Prot Sec, Cl 3	$433,840
VP Col Wanger Intl Eq, Cl 2	255,540
Col VP US Eq, Cl 2	146,023
VP Conserv, Cl 2	2,691,206
VP Conserv, Cl 4	4,757,301
VP DFA Intl Val, Cl 2	160,153
VP EV Floating Rate Inc, Cl 2	417,642
VP GS Commodity Strategy, Cl 2	92,479
VP Holl Lg Cap Gro, Cl 2	22,938
VP Invesco Intl Gro, Cl 2	450,514
VP JPM Core Bond, Cl 2	167,146
VP Jennison Mid Cap Gro, Cl 2	141,021
VP Loomis Sayles Gro, Cl 2	31,684
VP MFS Val, Cl 2	716,874
VP Mod, Cl 2	53,932,089
VP Mod, Cl 4	55,111,297
VP Mod Aggr, Cl 2	20,325,993
VP Mod Aggr, Cl 4	13,467,826
VP Mod Conserv, Cl 2	10,841,467
VP Mod Conserv, Cl 4	9,311,751
VP MS Global Real Est, Cl 2	334,713
VP Multi-Mgr Div Inc, Cl 2	6,669
VP Multi-Mgr Int Rate Adapt, Cl 2	11,377
VP NFJ Divd Val, Cl 2	237,009
VP Nuveen Winslow Lg Cap Gro, Cl 2	26,486
VP Ptnrs Sm Cap Gro, Cl 2	70,994
VP Ptnrs Sm Cap Val, Cl 2	74,524
VP Ptnrs Sm Cap Val, Cl 3	399,162
VP Pyramis Intl Eq, Cl 2	224,225
VP Pyrford Intl Eq, Cl 2	61,042
VP Sit Divd Gro, Cl 2	35,841
VP Sit Divd Gro, Cl 3	159,652
VP TCW Core Plus Bond, Cl 2	31,435
VP Vty Estb Val, Cl 2	61,149
VP Vty Estb Val, Cl 3	190,639
VP WF Short Duration Govt, Cl 2	859,358
Wanger Intl	2,659,875
Wanger USA	3,485,340
WF Adv VT Index Asset Alloc, Cl 2	109,588
WF Adv VT Intl Eq, Cl 2	307,183
WF Adv VT Opp, Cl 2	155,493
WF Adv VT Sm Cap Gro, Cl 2	755,510
WA Var Global Hi Yd Bond, Cl II	273,148

276	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	$1.11	$1.40	$1.85	$1.15	$—
0.75%	1.10	1.37	1.89	1.73	—
0.85%	1.10	1.48	1.69	0.84	1.93
0.95%	1.10	1.35	1.84	1.69	2.04
1.00%	1.10	1.34	2.34	1.87	—
1.05%	1.10	1.45	1.66	0.82	1.89
1.10%	1.10	1.44	1.66	0.82	1.89
1.15%	1.10	—	—	—	1.51
1.20%	1.10	1.32	2.28	1.83	2.02
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	1.43	1.63	0.81	1.86
1.30%	1.09	1.42	1.63	0.81	1.85
1.35%	1.09	—	—	—	2.00
1.40%	1.09	—	—	—	1.50
1.45%	1.09	1.40	1.61	0.80	1.83
1.50%	1.09	—	—	—	1.38
1.55%	1.09	—	—	—	1.98
1.60%	1.09	—	—	—	1.98
1.65%	1.09	—	—	—	1.49
1.70%	1.09	—	—	—	1.97
1.75%	1.09	—	—	—	1.38
1.80%	1.08	—	—	—	1.48
1.85%	1.08	—	—	—	1.37

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	$1.19	$—	$1.70	$1.76	$1.81
0.75%	1.18	1.18	1.63	1.74	1.77
0.85%	1.18	—	—	2.16	1.94
0.95%	1.18	1.15	1.58	1.71	1.74
1.00%	1.18	—	2.11	1.70	1.73
1.05%	1.18	—	—	2.12	1.90
1.10%	1.18	—	—	2.11	1.89
1.15%	1.18	—	—	—	—
1.20%	1.18	—	2.04	1.68	1.70
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	—	—	2.09	1.87
1.30%	1.17	—	—	2.08	1.86
1.35%	1.17	—	—	—	—
1.40%	1.17	—	—	—	—
1.45%	1.17	—	—	2.05	1.84
1.50%	1.17	—	—	—	—
1.55%	1.17	—	—	—	—
1.60%	1.17	—	—	—	—
1.65%	1.17	—	—	—	—
1.70%	1.17	—	—	—	—
1.75%	1.16	—	—	—	—
1.80%	1.16	—	—	—	—
1.85%	1.16	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	277

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
0.55%	$—	$1.96	$1.19	$1.64	$1.93
0.75%	2.99	2.41	1.18	1.50	1.90
0.85%	—	1.75	1.18	—	1.88
0.95%	2.91	2.34	1.18	1.46	1.87
1.00%	—	2.58	1.18	1.86	1.86
1.05%	—	1.72	1.17	—	1.86
1.10%	—	1.72	1.17	—	1.85
1.15%	—	1.51	1.17	—	—
1.20%	—	2.51	1.17	1.82	1.83
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.69	1.17	—	1.83
1.30%	—	1.69	1.17	—	1.82
1.35%	—	1.88	1.16	—	—
1.40%	—	1.50	1.16	—	—
1.45%	—	1.67	1.16	—	1.80
1.50%	—	1.28	1.08	—	—
1.55%	—	1.87	1.16	—	—
1.60%	—	1.86	1.16	—	—
1.65%	—	1.49	1.16	—	—
1.70%	—	1.85	1.15	—	—
1.75%	—	1.27	1.07	—	—
1.80%	—	1.49	1.15	—	—
1.85%	—	1.27	1.07	—	—

Subaccount	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$1.80	$—	$1.09	$0.73	$1.36
0.75%	1.63	—	1.11	0.72	1.36
0.85%	1.63	0.96	1.02	0.72	1.36
0.95%	1.58	0.96	1.08	0.72	1.36
1.00%	2.09	—	1.03	0.72	1.35
1.05%	1.60	0.95	1.00	0.72	1.35
1.10%	1.60	0.95	1.00	0.72	1.35
1.15%	1.36	0.97	—	0.72	1.35
1.20%	2.04	0.95	1.01	0.72	1.35
1.25%	—	—	—	—	—
1.25%	1.58	—	0.99	—	—
1.25%	—	—	—	—	—
1.25%	2.46	—	1.21	—	—
1.25%	—	—	—	0.72	1.35
1.30%	1.57	0.94	0.98	0.72	1.35
1.35%	1.69	0.94	—	0.72	1.35
1.40%	1.35	0.96	—	0.71	1.34
1.45%	1.55	0.94	0.97	0.71	1.34
1.50%	1.20	0.97	—	0.71	1.34
1.55%	1.68	0.93	—	0.71	1.34
1.60%	1.67	0.93	—	0.71	1.34
1.65%	1.34	0.96	—	0.71	1.34
1.70%	1.66	0.93	—	0.71	1.34
1.75%	1.20	0.97	—	0.71	1.34
1.80%	1.33	0.95	—	0.71	1.34
1.85%	1.20	0.97	—	0.71	1.33

278	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
0.55%	$1.00	$—	$1.46	$—	$1.95
0.75%	1.00	—	1.75	—	2.43
0.85%	0.99	1.16	1.40	1.75	1.54
0.95%	0.99	1.15	1.70	1.75	2.36
1.00%	0.99	—	1.52	—	2.89
1.05%	0.99	1.14	1.37	1.74	1.51
1.10%	0.99	1.14	1.37	1.73	1.51
1.15%	0.99	1.05	—	1.38	—
1.20%	0.99	1.14	1.48	1.73	2.82
1.25%	—	—	—	—	2.29
1.25%	—	—	1.35	—	1.49
1.25%	—	—	—	—	—
1.25%	—	—	1.84	—	—
1.25%	0.99	—	—	—	—
1.30%	0.99	1.13	1.34	1.72	1.48
1.35%	0.99	1.13	—	1.71	—
1.40%	0.99	1.04	—	1.37	—
1.45%	0.98	1.12	1.33	1.71	1.46
1.50%	0.98	0.99	—	1.20	—
1.55%	0.98	1.12	—	1.70	—
1.60%	0.98	1.12	—	1.70	—
1.65%	0.98	1.04	—	1.36	—
1.70%	0.98	1.11	—	1.69	—
1.75%	0.98	0.99	—	1.20	—
1.80%	0.98	1.03	—	1.36	—
1.85%	0.98	0.99	—	1.19	—

Subaccount	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
0.55%	$0.92	$—	$2.24	$—	$1.31
0.75%	0.91	—	2.82	—	1.83
0.85%	0.91	1.07	1.47	1.04	1.28
0.95%	0.91	1.07	2.74	1.03	1.78
1.00%	0.91	—	3.40	—	1.54
1.05%	0.91	1.06	1.45	1.03	1.25
1.10%	0.91	1.06	1.44	1.03	1.25
1.15%	0.91	0.99	—	0.95	—
1.20%	0.90	1.05	3.32	1.02	1.50
1.25%	—	—	1.86	—	—
1.25%	—	—	1.42	—	1.23
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.76
1.25%	0.90	—	—	—	—
1.30%	0.90	1.05	1.42	1.02	1.23
1.35%	0.90	1.05	—	1.01	—
1.40%	0.90	0.98	—	0.94	—
1.45%	0.90	1.04	1.40	1.01	1.21
1.50%	0.90	0.93	—	0.91	—
1.55%	0.90	1.04	—	1.01	—
1.60%	0.90	1.04	—	1.00	—
1.65%	0.90	0.98	—	0.93	—
1.70%	0.90	1.03	—	1.00	—
1.75%	0.90	0.93	—	0.91	—
1.80%	0.90	0.97	—	0.93	—
1.85%	0.89	0.93	—	0.91	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	279

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
0.55%	$—	$1.98	$0.93	$1.90	$—
0.75%	—	2.37	0.92	1.86	—
0.85%	1.40	1.79	1.37	1.76	1.32
0.95%	1.39	2.31	1.37	1.82	1.32
1.00%	—	2.64	0.92	1.81	—
1.05%	1.38	1.76	1.36	1.73	1.31
1.10%	1.38	1.75	1.36	1.73	1.31
1.15%	1.17	—	1.16	—	1.16
1.20%	1.38	2.57	1.35	1.78	1.30
1.25%	—	—	—	—	—
1.25%	—	1.73	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.41	—	—	—
1.25%	—	—	0.92	1.70	—
1.30%	1.37	1.72	1.35	1.70	1.30
1.35%	1.37	—	1.34	—	1.29
1.40%	1.16	—	1.15	—	1.15
1.45%	1.36	1.70	1.34	1.67	1.29
1.50%	1.03	—	0.91	—	1.02
1.55%	1.35	—	1.33	—	1.28
1.60%	1.35	—	1.33	—	1.28
1.65%	1.16	—	1.14	—	1.15
1.70%	1.34	—	1.32	—	1.27
1.75%	1.03	—	0.91	—	1.01
1.80%	1.15	—	1.14	—	1.14
1.85%	1.03	—	0.91	—	1.01

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
0.55%	$1.59	$—	$1.88	$—	$1.91
0.75%	1.14	—	0.90	—	1.35
0.85%	1.22	2.01	1.72	2.14	1.73
0.95%	1.10	2.00	0.87	2.13	1.31
1.00%	2.07	—	2.11	—	2.20
1.05%	1.20	1.99	1.69	2.12	1.70
1.10%	1.20	1.99	1.68	2.12	1.70
1.15%	—	1.47	—	1.49	—
1.20%	2.02	1.98	2.06	2.11	2.15
1.25%	—	—	—	—	—
1.25%	1.18	—	—	—	1.67
1.25%	—	—	—	—	—
1.25%	1.48	—	—	—	2.19
1.25%	—	—	1.66	—	—
1.30%	1.18	1.97	1.65	2.10	1.67
1.35%	—	1.96	—	2.10	—
1.40%	—	1.46	—	1.48	—
1.45%	1.16	1.95	1.63	2.09	1.65
1.50%	—	1.32	—	1.35	—
1.55%	—	1.95	—	2.08	—
1.60%	—	1.94	—	2.07	—
1.65%	—	1.45	—	1.47	—
1.70%	—	1.93	—	2.06	—
1.75%	—	1.32	—	1.35	—
1.80%	—	1.44	—	1.46	—
1.85%	—	1.31	—	1.34	—

280	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.55%	$0.95	$1.04	$1.05	$1.07	$1.06
0.75%	0.95	1.04	1.05	1.07	1.06
0.85%	1.08	1.04	1.05	1.07	1.06
0.95%	1.07	1.04	1.08	1.16	1.20
1.00%	0.95	1.03	1.05	1.07	1.06
1.05%	1.07	1.04	1.08	1.16	1.20
1.10%	1.06	1.04	1.08	1.16	1.11
1.15%	1.02	1.04	1.08	1.16	1.19
1.20%	1.06	1.04	1.08	1.15	1.19
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.95	—	—	—	—
1.30%	1.05	1.04	1.08	1.15	1.19
1.35%	1.05	1.04	1.07	1.15	1.11
1.40%	1.01	1.04	1.07	1.15	1.19
1.45%	1.05	1.04	1.07	1.15	1.18
1.50%	0.98	1.03	1.07	1.15	1.11
1.55%	1.04	1.03	1.07	1.15	1.18
1.60%	1.04	1.03	1.07	1.15	1.10
1.65%	1.01	1.03	1.07	1.15	1.18
1.70%	1.03	1.03	1.07	1.14	1.18
1.75%	0.98	1.03	1.07	1.14	1.10
1.80%	1.00	1.03	1.07	1.14	1.17
1.85%	0.98	1.03	1.07	1.14	1.10

Subaccount	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.55%	$1.74	$1.11	$—	$1.86	$—
0.75%	1.71	1.10	—	1.97	—
0.85%	1.86	1.23	1.62	1.81	2.04
0.95%	1.68	1.08	1.62	1.92	2.03
1.00%	1.67	1.07	—	2.21	—
1.05%	1.83	1.21	1.61	1.78	2.02
1.10%	1.82	1.20	1.61	1.77	2.01
1.15%	—	1.16	1.31	—	1.57
1.20%	1.64	1.05	1.60	2.15	2.01
1.25%	—	—	—	—	—
1.25%	—	—	—	1.75	—
1.25%	—	—	—	1.49	—
1.25%	—	—	—	—	—
1.25%	1.80	1.19	—	—	—
1.30%	1.79	1.18	1.59	1.74	2.00
1.35%	—	1.30	1.59	—	1.99
1.40%	—	1.15	1.30	—	1.56
1.45%	1.76	1.17	1.58	1.72	1.98
1.50%	—	1.06	1.25	—	1.33
1.55%	—	1.29	1.57	—	1.98
1.60%	—	1.29	1.57	—	1.97
1.65%	—	1.14	1.29	—	1.55
1.70%	—	1.28	1.56	—	1.96
1.75%	—	1.06	1.25	—	1.33
1.80%	—	1.14	1.29	—	1.54
1.85%	—	1.06	1.24	—	1.33

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	281

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.55%	$2.05	$0.93	$1.95	$—	$1.99
0.75%	2.25	0.92	1.59	—	1.95
0.85%	1.84	0.92	1.79	2.07	1.77
0.95%	2.20	0.92	1.55	2.06	1.91
1.00%	2.19	0.92	2.39	—	1.90
1.05%	1.81	0.92	1.76	2.05	1.74
1.10%	1.80	0.92	1.75	2.05	1.73
1.15%	—	0.92	1.50	1.54	—
1.20%	2.15	0.92	2.34	2.04	1.86
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.78	0.92	1.73	—	1.71
1.30%	1.77	0.92	1.72	2.03	1.70
1.35%	—	0.91	1.95	2.02	—
1.40%	—	0.91	1.49	1.53	—
1.45%	1.75	0.91	1.70	2.01	1.68
1.50%	—	0.91	1.30	1.32	—
1.55%	—	0.91	1.93	2.01	—
1.60%	—	0.91	1.93	2.00	—
1.65%	—	0.91	1.48	1.52	—
1.70%	—	0.91	1.92	1.99	—
1.75%	—	0.91	1.29	1.31	—
1.80%	—	0.91	1.47	1.51	—
1.85%	—	0.91	1.29	1.31	—

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	$—	$2.04	$—	$—	$1.20
0.75%	—	2.39	—	—	1.34
0.85%	2.08	1.89	1.07	1.03	1.14
0.95%	2.07	2.33	1.07	1.02	1.30
1.00%	—	3.14	—	—	1.14
1.05%	2.06	1.85	1.06	1.02	1.12
1.10%	2.05	1.85	1.06	1.02	1.11
1.15%	1.56	—	1.08	1.01	—
1.20%	2.04	3.06	1.06	1.01	1.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.82	—	—	1.10
1.30%	2.03	1.81	1.05	1.01	1.10
1.35%	2.03	—	1.05	1.01	—
1.40%	1.55	—	1.08	1.01	—
1.45%	2.02	1.79	1.05	1.00	1.08
1.50%	1.35	—	0.99	1.01	—
1.55%	2.01	—	1.04	1.00	—
1.60%	2.01	—	1.04	1.00	—
1.65%	1.54	—	1.07	1.00	—
1.70%	2.00	—	1.04	0.99	—
1.75%	1.34	—	0.99	1.00	—
1.80%	1.54	—	1.07	1.00	—
1.85%	1.34	—	0.99	1.00	—

282	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	$0.64	$1.03	$—	$1.32	$1.74
0.75%	0.63	1.03	—	1.30	1.71
0.85%	0.64	1.02	1.20	1.28	1.84
0.95%	0.62	1.02	—	1.28	1.68
1.00%	0.62	1.02	—	1.27	1.67
1.05%	0.63	1.02	1.18	1.26	1.80
1.10%	0.63	1.02	1.17	1.26	1.80
1.15%	—	1.01	—	—	1.45
1.20%	0.61	1.01	—	1.25	1.64
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.62	1.01	1.16	1.24	1.77
1.30%	0.62	1.01	1.15	1.23	1.77
1.35%	—	1.01	—	—	1.88
1.40%	—	1.01	—	—	1.44
1.45%	0.61	1.01	1.14	1.22	1.74
1.50%	—	0.97	—	—	1.30
1.55%	—	1.00	—	—	1.86
1.60%	—	1.00	—	—	1.86
1.65%	—	1.00	—	—	1.43
1.70%	—	1.00	—	—	1.85
1.75%	—	0.97	—	—	1.29
1.80%	—	1.00	—	—	1.43
1.85%	—	0.97	—	—	1.29

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.55%	$—	$1.93	$—	$2.44	$—
0.75%	1.74	1.98	3.36	3.57	1.33
0.85%	—	—	—	1.93	—
0.95%	1.69	1.93	3.26	3.48	1.29
1.00%	—	2.25	—	3.73	—
1.05%	—	—	—	1.89	—
1.10%	—	—	—	1.89	—
1.15%	—	—	—	1.42	—
1.20%	—	2.20	—	3.64	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.86	—
1.30%	—	—	—	1.85	—
1.35%	—	—	—	1.73	—
1.40%	—	—	—	1.41	—
1.45%	—	—	—	1.83	—
1.50%	—	—	—	1.28	—
1.55%	—	—	—	1.71	—
1.60%	—	—	—	1.71	—
1.65%	—	—	—	1.40	—
1.70%	—	—	—	1.70	—
1.75%	—	—	—	1.27	—
1.80%	—	—	—	1.40	—
1.85%	—	—	—	1.27	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	283

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	$1.55	$1.01	$1.26	$1.12	$1.83
0.75%	1.72	1.01	2.34	1.11	2.02
0.85%	1.21	1.01	1.06	1.11	1.51
0.95%	1.67	1.01	2.27	1.11	1.97
1.00%	2.11	1.01	2.05	1.11	2.30
1.05%	1.19	1.01	1.04	1.11	1.48
1.10%	1.18	1.00	1.04	1.11	1.47
1.15%	—	1.00	—	1.11	1.41
1.20%	2.06	1.00	2.00	1.10	2.24
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	1.00	1.03	1.10	1.46
1.30%	1.16	1.00	1.02	1.10	1.45
1.35%	—	1.00	—	1.10	1.64
1.40%	—	1.00	—	1.10	1.40
1.45%	1.15	1.00	1.01	1.10	1.43
1.50%	—	1.00	—	1.10	1.21
1.55%	—	1.00	—	1.10	1.63
1.60%	—	1.00	—	1.10	1.63
1.65%	—	0.99	—	1.10	1.39
1.70%	—	0.99	—	1.09	1.62
1.75%	—	0.99	—	1.09	1.20
1.80%	—	0.99	—	1.09	1.39
1.85%	—	0.99	—	1.09	1.20

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$2.12	$0.99	$2.35	$0.97	$—
0.75%	3.55	0.99	4.10	0.97	2.35
0.85%	1.80	0.99	—	0.97	—
0.95%	3.45	0.99	3.98	0.97	2.28
1.00%	3.11	0.99	3.33	0.97	—
1.05%	1.77	0.99	—	0.97	—
1.10%	1.77	0.99	—	0.97	—
1.15%	1.43	0.98	—	0.97	—
1.20%	3.04	0.98	3.25	0.97	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.74	0.98	—	0.97	—
1.30%	1.74	0.98	—	0.97	—
1.35%	1.93	0.98	—	0.96	—
1.40%	1.42	0.98	—	0.96	—
1.45%	1.71	0.98	—	0.96	—
1.50%	1.23	0.98	—	0.96	—
1.55%	1.91	0.98	—	0.96	—
1.60%	1.90	0.98	—	0.96	—
1.65%	1.41	0.98	—	0.96	—
1.70%	1.90	0.98	—	0.96	—
1.75%	1.23	0.97	—	0.96	—
1.80%	1.41	0.97	—	0.96	—
1.85%	1.23	0.97	—	0.96	—

284	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	$1.89	$—	$1.45	$1.04	$1.89
0.75%	1.63	1.45	1.44	1.03	1.86
0.85%	1.70	—	1.44	1.03	1.69
0.95%	1.58	1.44	1.43	1.03	1.82
1.00%	2.42	—	1.43	1.03	1.81
1.05%	1.67	—	1.43	1.03	1.67
1.10%	1.67	—	1.43	1.03	1.66
1.15%	—	—	—	1.03	—
1.20%	2.36	—	1.43	1.02	1.77
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.65	—	1.42	1.02	1.64
1.30%	1.64	—	1.42	1.02	1.63
1.35%	—	—	—	1.02	—
1.40%	—	—	—	1.02	—
1.45%	1.62	—	1.42	1.02	1.61
1.50%	—	—	—	1.02	—
1.55%	—	—	—	1.02	—
1.60%	—	—	—	1.02	—
1.65%	—	—	—	1.02	—
1.70%	—	—	—	1.02	—
1.75%	—	—	—	1.02	—
1.80%	—	—	—	1.01	—
1.85%	—	—	—	1.01	—

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$—	$1.59	$—	$2.18	$1.75
0.75%	—	1.58	—	2.14	1.72
0.85%	—	—	1.56	2.25	1.50
0.95%	—	1.56	—	2.11	1.69
1.00%	—	1.56	—	2.10	1.68
1.05%	—	—	1.54	2.21	1.47
1.10%	—	—	1.54	2.20	1.47
1.15%	—	—	—	—	—
1.20%	—	1.55	—	2.06	1.65
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.80	—	1.53	2.17	1.45
1.30%	—	—	1.53	2.16	1.44
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	1.52	2.14	1.43
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	285

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	$—	$1.42	$1.85	$1.14	$—
0.75%	1.43	1.42	1.26	1.13	1.17
0.85%	—	1.41	—	1.13	—
0.95%	1.42	1.41	1.23	1.13	1.13
1.00%	1.42	1.41	2.35	1.13	—
1.05%	—	1.41	—	1.13	—
1.10%	—	1.40	—	1.13	—
1.15%	—	—	—	1.12	—
1.20%	1.41	1.40	2.29	1.12	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.40	—	1.12	—
1.30%	—	1.40	—	1.12	—
1.35%	—	—	—	1.12	—
1.40%	—	—	—	1.12	—
1.45%	—	1.39	—	1.12	—
1.50%	—	—	—	1.12	—
1.55%	—	—	—	1.12	—
1.60%	—	—	—	1.12	—
1.65%	—	—	—	1.11	—
1.70%	—	—	—	1.11	—
1.75%	—	—	—	1.11	—
1.80%	—	—	—	1.11	—
1.85%	—	—	—	1.11	—

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	$1.03	$1.22	$—	$1.56	$—
0.75%	1.02	1.21	0.89	1.54	1.45
0.85%	1.02	1.21	—	1.53	—
0.95%	1.02	1.21	0.87	1.52	1.41
1.00%	1.02	1.20	3.12	1.51	2.83
1.05%	1.02	1.20	—	1.50	—
1.10%	1.02	1.20	—	1.50	—
1.15%	1.02	1.20	—	1.45	—
1.20%	1.02	1.20	3.04	1.49	2.75
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.01	1.20	—	1.48	—
1.30%	1.01	1.19	—	1.48	—
1.35%	1.01	1.19	—	1.81	—
1.40%	1.01	1.19	—	1.44	—
1.45%	1.01	1.19	—	1.46	—
1.50%	1.01	1.09	—	1.32	—
1.55%	1.01	1.19	—	1.80	—
1.60%	1.01	1.18	—	1.79	—
1.65%	1.01	1.18	—	1.43	—
1.70%	1.01	1.18	—	1.79	—
1.75%	1.01	1.08	—	1.32	—
1.80%	1.00	1.18	—	1.42	—
1.85%	1.00	1.08	—	1.31	—

286	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	$1.15	$2.02	$2.27	$2.99	$1.41
0.75%	1.15	1.18	1.71	3.27	1.39
0.85%	1.14	1.95	—	2.20	1.40
0.95%	1.14	1.14	1.66	3.18	1.36
1.00%	1.14	2.27	2.75	4.63	1.36
1.05%	1.14	1.92	—	2.16	1.38
1.10%	1.14	1.91	—	2.15	1.37
1.15%	1.14	—	—	1.42	—
1.20%	1.14	2.22	2.68	4.63	1.33
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.14	1.89	—	2.13	1.36
1.30%	1.14	1.88	—	2.12	1.35
1.35%	1.13	—	—	1.81	—
1.40%	1.13	—	—	1.41	—
1.45%	1.13	1.85	—	2.09	1.33
1.50%	1.13	—	—	1.17	—
1.55%	1.13	—	—	1.79	—
1.60%	1.13	—	—	1.79	—
1.65%	1.13	—	—	1.40	—
1.70%	1.13	—	—	1.78	—
1.75%	1.13	—	—	1.17	—
1.80%	1.13	—	—	1.39	—
1.85%	1.12	—	—	1.17	—

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
0.55%	$1.81	$0.99	$1.07	$ —	$ —
0.75%	1.78	0.99	1.06	—	—
0.85%	2.05	0.99	1.19	1.86	1.45
0.95%	1.75	0.99	1.04	1.86	—
1.00%	1.74	0.99	1.03	—	—
1.05%	2.02	0.99	1.17	1.83	1.42
1.10%	2.01	0.99	1.17	1.82	1.42
1.15%	1.27	0.98	—	1.49	—
1.20%	1.71	0.98	1.02	1.84	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.98	0.98	1.15	1.80	1.40
1.30%	1.97	0.98	1.15	1.79	1.39
1.35%	1.68	0.98	—	1.82	—
1.40%	1.26	0.98	—	1.48	—
1.45%	1.95	0.98	1.13	1.77	1.37
1.50%	1.24	0.98	—	1.29	—
1.55%	1.67	0.98	—	1.81	—
1.60%	1.66	0.98	—	1.80	—
1.65%	1.25	0.98	—	1.47	—
1.70%	1.66	0.98	—	1.80	—
1.75%	1.24	0.98	—	1.28	—
1.80%	1.25	0.98	—	1.46	—
1.85%	1.23	0.98	—	1.28	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	287

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	$1.99	$1.57	$2.31	$1.47	$0.99
0.75%	1.95	1.54	2.27	1.44	0.98
0.85%	1.62	1.47	2.00	1.44	0.98
0.95%	1.91	1.51	2.22	1.42	0.97
1.00%	1.90	1.50	2.21	1.41	0.97
1.05%	1.59	1.44	1.96	1.41	0.97
1.10%	1.58	1.44	1.96	1.41	0.97
1.15%	1.37	0.98	1.58	1.06	0.97
1.20%	1.86	1.47	2.17	1.39	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.56	1.42	1.93	1.39	0.97
1.30%	1.56	1.41	1.92	1.38	0.97
1.35%	1.61	0.98	2.09	1.18	0.96
1.40%	1.36	0.98	1.57	1.05	0.96
1.45%	1.54	1.40	1.90	1.37	0.96
1.50%	1.16	0.97	1.33	0.96	0.93
1.55%	1.60	0.97	2.07	1.17	0.96
1.60%	1.59	0.97	2.07	1.17	0.96
1.65%	1.35	0.97	1.56	1.04	0.96
1.70%	1.59	0.97	2.06	1.16	0.96
1.75%	1.16	0.97	1.33	0.96	0.93
1.80%	1.35	0.97	1.55	1.04	0.95
1.85%	1.16	0.97	1.33	0.96	0.93

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
0.55%	$1.00	$2.66	$1.44	$—	$1.90
0.75%	1.00	2.43	1.55	—	1.88
0.85%	1.00	—	—	—	—
0.95%	1.00	2.37	1.51	—	1.87
1.00%	0.99	2.89	1.90	—	1.86
1.05%	0.99	—	—	—	—
1.10%	0.99	—	—	—	—
1.15%	0.99	—	—	—	—
1.20%	0.99	2.82	1.85	—	1.85
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.99	—	—	2.21	—
1.30%	0.99	—	—	—	—
1.35%	0.99	—	—	—	—
1.40%	0.99	—	—	—	—
1.45%	0.99	—	—	—	—
1.50%	0.99	—	—	—	—
1.55%	0.98	—	—	—	—
1.60%	0.98	—	—	—	—
1.65%	0.98	—	—	—	—
1.70%	0.98	—	—	—	—
1.75%	0.98	—	—	—	—
1.80%	0.98	—	—	—	—
1.85%	0.98	—	—	—	—

288	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$—	$—	$0.72	$1.54	$1.55
0.75%	3.08	2.54	0.72	1.53	1.53
0.85%	—	—	0.71	1.52	1.53
0.95%	3.00	2.47	0.71	1.52	1.52
1.00%	—	—	0.71	1.51	1.51
1.05%	—	—	0.71	1.51	1.51
1.10%	—	—	0.71	1.51	1.51
1.15%	—	—	0.71	1.28	—
1.20%	—	—	0.71	1.50	1.50
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	0.71	1.49	1.50
1.30%	—	—	0.71	1.49	1.49
1.35%	—	—	0.71	1.55	—
1.40%	—	—	0.71	1.27	—
1.45%	—	—	0.71	1.48	1.48
1.50%	—	—	0.71	1.15	—
1.55%	—	—	0.71	1.53	—
1.60%	—	—	0.71	1.53	—
1.65%	—	—	0.70	1.26	—
1.70%	—	—	0.70	1.52	—
1.75%	—	—	0.70	1.15	—
1.80%	—	—	0.70	1.26	—
1.85%	—	—	0.70	1.15	—

Subaccount	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
0.55%	$—	$1.13	$—	$1.44	$—
0.75%	—	1.13	—	1.41	—
0.85%	1.12	1.12	1.17	1.36	1.43
0.95%	1.12	1.12	1.16	1.38	1.43
1.00%	—	1.12	—	1.37	—
1.05%	1.11	1.12	1.16	1.34	1.42
1.10%	1.11	1.12	1.16	1.33	1.42
1.15%	1.04	1.12	1.05	—	1.22
1.20%	1.10	1.12	1.15	1.34	1.41
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.12	—	1.31	—
1.30%	1.10	1.12	1.14	1.31	1.41
1.35%	1.10	1.11	1.14	—	1.40
1.40%	1.03	1.11	1.04	—	1.21
1.45%	1.09	1.11	1.14	1.29	1.40
1.50%	1.00	1.11	0.97	—	1.06
1.55%	1.09	1.11	1.13	—	1.39
1.60%	1.08	1.11	1.13	—	1.39
1.65%	1.02	1.11	1.03	—	1.21
1.70%	1.08	1.11	1.12	—	1.38
1.75%	0.99	1.11	0.97	—	1.06
1.80%	1.02	1.11	1.03	—	1.20
1.85%	0.99	1.11	0.97	—	1.06

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	289

Subaccount	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
0.55%	$—	$1.22	$1.22	$—	$—
0.75%	—	1.21	1.21	—	—
0.85%	1.97	1.20	1.20	1.18	1.16
0.95%	1.96	1.20	1.20	1.18	1.15
1.00%	—	1.20	1.20	—	—
1.05%	1.95	1.19	1.19	1.17	1.14
1.10%	1.95	1.19	1.19	1.17	1.14
1.15%	1.39	1.08	—	1.15	1.05
1.20%	1.94	1.18	1.18	1.16	1.14
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.18	1.18	—	—
1.30%	1.93	1.18	1.18	1.16	1.13
1.35%	1.92	1.18	—	1.16	1.13
1.40%	1.38	1.07	—	1.15	1.05
1.45%	1.91	1.17	1.17	1.15	1.12
1.50%	1.22	1.02	—	1.05	1.00
1.55%	1.91	1.17	—	1.15	1.12
1.60%	1.90	1.17	—	1.14	1.12
1.65%	1.37	1.07	—	1.14	1.04
1.70%	1.89	1.16	—	1.14	1.11
1.75%	1.21	1.02	—	1.05	0.99
1.80%	1.37	1.06	—	1.13	1.03
1.85%	1.21	1.02	—	1.05	0.99

Subaccount	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
0.55%	$0.76	$—	$—	$—	$—
0.75%	0.76	—	—	—	—
0.85%	0.76	1.83	1.43	1.11	1.90
0.95%	0.76	1.82	1.42	1.11	1.89
1.00%	0.76	—	—	—	—
1.05%	0.76	1.81	1.42	1.10	1.88
1.10%	0.76	1.81	1.41	1.10	1.87
1.15%	0.75	1.30	1.23	1.03	1.38
1.20%	0.75	1.80	1.41	1.09	1.87
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.75	—	—	—	—
1.30%	0.75	1.79	1.40	1.09	1.86
1.35%	0.75	1.79	1.40	1.09	1.85
1.40%	0.75	1.30	1.22	1.02	1.37
1.45%	0.75	1.78	1.39	1.08	1.85
1.50%	0.75	1.24	1.11	0.99	1.25
1.55%	0.75	1.77	1.39	1.08	1.84
1.60%	0.75	1.77	1.38	1.07	1.83
1.65%	0.75	1.29	1.21	1.02	1.36
1.70%	0.75	1.76	1.38	1.07	1.82
1.75%	0.75	1.24	1.11	0.99	1.24
1.80%	0.75	1.28	1.21	1.01	1.35
1.85%	0.75	1.23	1.11	0.99	1.24

290	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.55%	$—	$—	$1.40	$1.40	$1.47
0.75%	—	—	1.38	1.38	1.46
0.85%	1.92	1.93	1.38	1.38	1.45
0.95%	1.91	1.92	1.37	1.37	1.45
1.00%	—	—	1.37	1.37	1.44
1.05%	1.90	1.91	1.36	1.36	1.44
1.10%	1.90	1.91	1.36	1.36	1.43
1.15%	1.39	1.51	1.18	—	1.23
1.20%	1.89	1.90	1.35	1.36	1.43
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	1.35	1.35	1.43
1.30%	1.88	1.89	1.35	1.35	1.42
1.35%	1.88	1.89	1.36	—	1.45
1.40%	1.38	1.50	1.17	—	1.22
1.45%	1.87	1.88	1.34	1.34	1.41
1.50%	1.30	1.28	1.09	—	1.12
1.55%	1.86	1.87	1.35	—	1.44
1.60%	1.86	1.86	1.35	—	1.44
1.65%	1.37	1.49	1.16	—	1.21
1.70%	1.85	1.86	1.34	—	1.43
1.75%	1.29	1.27	1.08	—	1.11
1.80%	1.36	1.48	1.16	—	1.20
1.85%	1.29	1.27	1.08	—	1.11

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
0.55%	$1.48	$1.30	$1.31	$—	$0.99
0.75%	1.46	1.29	1.30	—	0.99
0.85%	1.45	1.29	1.29	1.60	0.99
0.95%	1.45	1.28	1.28	1.59	0.99
1.00%	1.44	1.28	1.28	—	0.99
1.05%	1.44	1.27	1.28	1.58	0.99
1.10%	1.44	1.27	1.27	1.58	0.99
1.15%	—	1.13	—	1.31	0.99
1.20%	1.43	1.27	1.27	1.57	0.99
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.43	1.26	1.27	—	0.99
1.30%	1.42	1.26	1.26	1.56	0.99
1.35%	—	1.27	—	1.56	0.99
1.40%	—	1.12	—	1.30	0.99
1.45%	1.41	1.25	1.25	1.55	0.99
1.50%	—	1.05	—	1.03	0.99
1.55%	—	1.26	—	1.55	0.99
1.60%	—	1.25	—	1.54	0.99
1.65%	—	1.11	—	1.29	0.99
1.70%	—	1.25	—	1.54	0.99
1.75%	—	1.05	—	1.03	0.99
1.80%	—	1.11	—	1.29	0.99
1.85%	—	1.05	—	1.03	0.98

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	291

Subaccount	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
0.55%	$0.99	$—	$—	$—	$—
0.75%	0.99	—	—	—	—
0.85%	0.99	1.87	2.02	1.92	1.77
0.95%	0.99	1.86	2.01	1.91	1.76
1.00%	0.99	—	—	—	—
1.05%	0.99	1.85	2.00	1.90	1.75
1.10%	0.99	1.85	2.00	1.89	1.75
1.15%	0.99	1.43	1.40	1.32	1.38
1.20%	0.99	1.84	1.99	1.89	1.74
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.99	—	—	—	—
1.30%	0.99	1.83	1.98	1.88	1.73
1.35%	0.99	1.83	1.97	1.87	1.73
1.40%	0.99	1.43	1.39	1.31	1.37
1.45%	0.99	1.82	1.97	1.86	1.72
1.50%	0.99	1.24	1.32	1.22	1.20
1.55%	0.99	1.81	1.96	1.86	1.71
1.60%	0.99	1.81	1.95	1.85	1.71
1.65%	0.99	1.42	1.38	1.30	1.36
1.70%	0.99	1.80	1.94	1.84	1.70
1.75%	0.99	1.23	1.32	1.21	1.19
1.80%	0.99	1.41	1.37	1.30	1.36
1.85%	0.99	1.23	1.32	1.21	1.19

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3
0.55%	$2.09	$—	$1.05	$—	$1.49
0.75%	2.97	—	1.04	—	1.46
0.85%	1.79	1.34	1.04	1.72	1.49
0.95%	2.89	1.34	1.04	1.71	1.44
1.00%	3.07	—	1.04	—	1.43
1.05%	1.76	1.33	1.04	1.70	1.47
1.10%	1.75	1.33	1.04	1.70	1.46
1.15%	—	1.21	1.04	1.39	—
1.20%	3.00	1.32	1.04	1.69	1.41
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.73	—	1.03	—	1.44
1.30%	1.72	1.31	1.03	1.68	1.44
1.35%	—	1.31	1.03	1.68	—
1.40%	—	1.20	1.03	1.38	—
1.45%	1.70	1.31	1.03	1.67	1.42
1.50%	—	1.04	1.03	1.23	—
1.55%	—	1.30	1.03	1.66	—
1.60%	—	1.30	1.03	1.66	—
1.65%	—	1.19	1.03	1.37	—
1.70%	—	1.29	1.03	1.65	—
1.75%	—	1.03	1.03	1.23	—
1.80%	—	1.19	1.02	1.37	—
1.85%	—	1.03	1.02	1.23	—

292	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
0.55%	$—	$—	$2.14	$1.00	$2.46
0.75%	—	—	2.10	1.00	2.29
0.85%	1.06	1.97	1.96	1.01	1.65
0.95%	1.06	1.96	2.06	1.01	2.22
1.00%	—	—	2.05	1.00	4.21
1.05%	1.05	1.95	1.92	1.00	1.63
1.10%	1.05	1.95	1.91	1.00	1.62
1.15%	1.00	1.55	—	0.98	—
1.20%	1.05	1.94	2.00	1.00	4.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	1.89	1.00	1.60
1.30%	1.04	1.93	1.88	0.99	1.59
1.35%	1.04	1.93	—	0.99	—
1.40%	1.00	1.54	—	0.98	—
1.45%	1.04	1.92	1.86	0.98	1.57
1.50%	1.00	1.31	—	0.98	—
1.55%	1.03	1.91	—	0.98	—
1.60%	1.03	1.91	—	0.98	—
1.65%	0.99	1.53	—	0.97	—
1.70%	1.02	1.90	—	0.97	—
1.75%	0.99	1.30	—	0.97	—
1.80%	0.99	1.52	—	0.97	—
1.85%	0.99	1.30	—	0.97	—

Subaccount	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
0.55%	$2.14	$—	$1.43	$2.18	$2.40
0.75%	3.15	2.04	1.40	2.36	2.18
0.85%	1.90	—	1.10	1.99	2.23
0.95%	3.06	1.99	1.37	2.30	2.12
1.00%	3.25	2.28	1.37	2.99	3.51
1.05%	1.87	—	1.08	1.96	2.19
1.10%	1.86	—	1.08	1.95	2.18
1.15%	—	—	—	1.43	1.35
1.20%	3.17	2.20	1.34	2.92	3.42
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.83	—	1.06	1.92	2.15
1.30%	1.83	—	1.06	1.92	2.15
1.35%	—	—	—	1.83	1.84
1.40%	—	—	—	1.42	1.34
1.45%	1.80	—	1.04	1.89	2.12
1.50%	—	—	—	1.27	1.30
1.55%	—	—	—	1.82	1.82
1.60%	—	—	—	1.81	1.82
1.65%	—	—	—	1.41	1.33
1.70%	—	—	—	1.80	1.81
1.75%	—	—	—	1.26	1.30
1.80%	—	—	—	1.40	1.32
1.85%	—	—	—	1.26	1.30

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	293

Subaccount	WA Var Global Hi Yd Bond, Cl II
0.55%	$1.00
0.75%	0.99
0.85%	0.99
0.95%	0.99
1.00%	0.99
1.05%	0.99
1.10%	0.99
1.15%	0.99
1.20%	0.99
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	0.98
1.30%	0.98
1.35%	0.98
1.40%	0.98
1.45%	0.98
1.50%	0.98
1.55%	0.98
1.60%	0.98
1.65%	0.98
1.70%	0.98
1.75%	0.98
1.80%	0.98
1.85%	0.97

The following is a summary of units outstanding at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	—	—	—	16,593	—
0.75%	20,791	169,591	1,706,529	2,441,699	—
0.85%	1,002	384,302	346,313	1,305,358	212,173
0.95%	23,363	73,405	1,095,519	1,377,729	29,488
1.00%	1,310	1,934	102,887	322,931	—
1.05%	—	263,942	261,601	547,823	44,275
1.10%	158	23,676	25,031	230,055	42,055
1.15%	—	—	—	—	—
1.20%	—	4,939	111,268	221,706	37,665
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	7,345	405	37,234	8,579
1.30%	—	5,487	63,080	145,675	63,960
1.35%	—	—	—	—	16,611
1.40%	—	—	—	—	—
1.45%	570	—	24,320	8,208	—
1.50%	—	—	—	—	3,281
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	47,194	934,621	3,736,953	6,655,011	458,087

294	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	12,088	—	—	60	—
0.75%	207,286	174,381	634,493	544,982	383,258
0.85%	160,870	—	—	929,273	332,567
0.95%	327,465	207,566	343,918	491,115	308,454
1.00%	43,892	—	51,661	52,882	80,652
1.05%	66,254	—	—	431,218	598,242
1.10%	102,343	—	—	63,966	3,062
1.15%	—	—	—	—	—
1.20%	57,204	—	13,451	42,914	37,611
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,845	—	—	10,492	806
1.30%	73,635	—	—	60,861	—
1.35%	41,077	—	—	—	—
1.40%	—	—	—	—	—
1.45%	26,313	—	—	18,534	327
1.50%	2,381	—	—	—	—
1.55%	—	—	—	—	—
1.60%	6,210	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,153,863	381,947	1,043,523	2,646,297	1,744,979

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
0.55%	—	14,930	45,007	2,399	2,409
0.75%	240,421	2,330,344	737,271	604,472	144,614
0.85%	—	2,021,027	362,589	—	418,870
0.95%	190,323	2,054,262	670,051	372,527	43,484
1.00%	—	255,370	348,736	22,275	1,230
1.05%	—	725,344	448,208	—	130,703
1.10%	—	123,611	649,463	—	87,504
1.15%	—	—	173,681	—	—
1.20%	—	309,222	340,764	22,904	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	21,211	16,264	—	8,309
1.30%	—	181,981	198,562	—	37,149
1.35%	—	36,870	33,527	—	—
1.40%	—	—	7,324	—	—
1.45%	—	42,720	6,664	—	6,808
1.50%	—	32,074	3,841	—	—
1.55%	—	—	—	—	—
1.60%	—	8,517	26,219	—	—
1.65%	—	—	—	—	—
1.70%	—	—	9,164	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	430,744	8,157,483	4,077,335	1,024,577	881,080

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	295

Subaccount	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	—	—	5	—	—
0.75%	1,396,742	—	3,046,634	—	68,973
0.85%	488,317	57,144	1,047,926	57,296	67,206
0.95%	713,657	680,908	2,144,059	83,112	112,220
1.00%	144,319	—	279,780	—	27,328
1.05%	207,423	—	2,162,518	—	23,283
1.10%	162,098	7,018	214,747	33,089	36,006
1.15%	69,649	—	—	—	—
1.20%	216,837	279,695	297,466	—	17,278
1.25%	—	—	—	—	—
1.25%	18,438	—	34,205	—	—
1.25%	—	—	—	—	—
1.25%	2,269,518	—	2,240,225	—	—
1.25%	—	—	—	—	—
1.30%	64,144	80,479	130,274	31,155	22,310
1.35%	111,085	15,006	—	—	13,955
1.40%	—	—	—	—	—
1.45%	72,771	—	24,777	—	19,083
1.50%	14,844	9,190	—	—	—
1.55%	—	3,580	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	3,676	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	5,949,842	1,136,696	11,622,616	204,652	407,642

Subaccount	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
0.55%	—	—	2,188	—	8,202
0.75%	—	—	6,160,120	—	5,120,672
0.85%	8,419	96,227	2,292,688	65,519	2,251,048
0.95%	218,295	183,160	4,902,230	200,213	3,484,275
1.00%	9,837	—	864,030	—	616,480
1.05%	4,509	26,755	1,574,262	133,453	1,244,024
1.10%	—	1,623	273,245	70,370	205,181
1.15%	—	—	—	—	—
1.20%	13,071	63,854	1,287,923	16,759	415,720
1.25%	—	—	—	—	3,118,238
1.25%	—	—	56,940	—	39,346
1.25%	—	—	—	—	—
1.25%	—	—	2,132,185	—	—
1.25%	—	—	—	—	—
1.30%	—	211,424	592,184	13,082	243,855
1.35%	5,184	11,580	—	15,808	—
1.40%	—	6,877	—	—	—
1.45%	—	—	189,312	—	25,813
1.50%	—	—	—	—	—
1.55%	—	—	—	1,736	—
1.60%	—	6,988	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	259,315	608,488	20,327,307	516,940	16,772,854

296	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
0.55%	—	—	8,700	—	5,139
0.75%	93,102	—	1,004,036	—	1,804,958
0.85%	28,828	32,709	1,006,616	89,730	774,343
0.95%	145,891	343,328	672,123	94,972	1,548,018
1.00%	32,898	—	110,827	—	264,234
1.05%	9,880	45,894	661,541	2,094	719,242
1.10%	2,828	100,819	211,661	13,696	58,723
1.15%	—	—	—	—	—
1.20%	30,770	61,960	72,027	46,297	519,202
1.25%	—	—	1,604,611	—	—
1.25%	—	—	38,434	—	9,250
1.25%	—	—	—	—	—
1.25%	—	—	—	—	544,845
1.25%	—	—	—	—	—
1.30%	—	18,240	65,215	37,932	211,187
1.35%	8,930	54,271	—	4,881	—
1.40%	—	—	—	3,484	—
1.45%	—	25,279	25,999	—	70,527
1.50%	—	6,987	—	—	—
1.55%	—	—	—	—	—
1.60%	—	14,318	—	7,468	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	353,127	703,805	5,481,790	300,554	6,529,668

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
0.55%	—	621	5,516	5,219	—
0.75%	—	2,026,209	1,125,702	1,411,865	—
0.85%	122,675	652,940	717,127	693,525	22,122
0.95%	323,254	1,819,775	1,031,973	1,038,828	70,972
1.00%	—	264,942	138,907	170,846	—
1.05%	35,335	437,281	469,426	986,032	—
1.10%	32,083	75,804	103,469	47,662	—
1.15%	—	—	—	—	—
1.20%	43,182	207,943	349,383	161,771	—
1.25%	—	—	—	—	—
1.25%	—	3,554	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,432,343	—	—	—
1.25%	—	—	410	42,953	—
1.30%	24,047	127,068	502,439	98,016	—
1.35%	13,788	—	33,089	—	8,522
1.40%	—	—	3,487	—	—
1.45%	7,633	7,982	27,014	23,653	27
1.50%	9,325	—	—	—	464
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	611,322	7,056,462	4,507,942	4,680,370	102,107

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	297

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
0.55%	12,920	—	2,650	—	2,276
0.75%	684,832	—	2,508,756	—	4,703,232
0.85%	167,053	38,029	352,419	2,468	156,442
0.95%	578,392	38,666	1,694,309	75,685	1,971,953
1.00%	77,053	—	134,699	—	267,467
1.05%	178,239	43,204	132,197	—	143,615
1.10%	49,905	28,932	10,534	4,057	24,548
1.15%	—	—	—	—	—
1.20%	63,569	67,584	67,632	22,823	263,789
1.25%	—	—	—	—	—
1.25%	1,459	—	—	—	2,048
1.25%	—	—	—	—	—
1.25%	2,006,184	—	—	—	5,328,899
1.25%	—	—	2,358	—	—
1.30%	28,188	13,854	17,246	—	6,079
1.35%	—	9,200	—	7,746	—
1.40%	—	—	—	—	—
1.45%	542	19	—	—	—
1.50%	—	724	—	—	—
1.55%	—	—	—	353	—
1.60%	—	8,365	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,848,336	248,577	4,922,800	113,132	12,870,348

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.55%	—	—	1,226,553	770,521	233,884
0.75%	804,933	258,826	1,094,954	11,658,316	11,840,914
0.85%	2,111,395	609,078	2,851,966	72,939,726	54,126,400
0.95%	803,608	2,792,674	13,567,675	69,460,624	193,713,690
1.00%	77,744	—	—	1,769,310	1,376,002
1.05%	145,013	70,616	3,264,924	25,685,546	106,020,773
1.10%	64,393	1,366,801	5,769,828	49,208,941	93,074,114
1.15%	—	—	—	—	6,958,366
1.20%	103,583	621,466	775,385	9,501,557	24,847,821
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	48,512	342,533	949,295	7,175,245	36,957,108
1.35%	63,700	436,784	3,451,200	7,946,876	13,728,721
1.40%	—	—	—	90,447	981,972
1.45%	3,953	319,870	—	872,514	1,263,929
1.50%	74,895	8,054	5,820	61,503	117,928
1.55%	—	—	—	—	937,588
1.60%	—	—	39,549	24,548	1,536,730
1.65%	—	—	—	—	764,997
1.70%	—	95,730	—	—	107,356
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	123,638	—	—
Total	4,301,729	6,922,432	33,120,787	257,165,674	548,588,293

298	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.55%	14,950	—	—	453	—
0.75%	1,657,483	522,839	—	335,887	—
0.85%	1,365,457	492,126	3,663	49,754	40,126
0.95%	1,447,929	444,611	41,522	250,690	126,418
1.00%	297,274	83,144	—	22,981	—
1.05%	842,554	202,420	20,012	58,612	—
1.10%	209,948	186,262	725	5,457	38,993
1.15%	—	—	—	—	—
1.20%	220,395	101,234	13,239	5,705	31,003
1.25%	—	—	—	—	—
1.25%	—	—	—	599	—
1.25%	—	—	—	1,703,460	—
1.25%	—	—	—	—	—
1.25%	12,165	15,185	—	—	—
1.30%	119,566	26,124	4,166	1,875	5,229
1.35%	—	3,529	5,763	—	26,175
1.40%	—	—	—	—	—
1.45%	16,222	1,037	—	330	503
1.50%	—	1,664	3,638	—	3,274
1.55%	—	—	—	—	—
1.60%	—	11,911	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	6,203,943	2,092,086	92,728	2,435,803	271,721

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.55%	674	—	7,310	—	51
0.75%	647,541	6,924	2,011,813	—	150,911
0.85%	433,309	51,130	323,243	8,031	183,970
0.95%	559,444	14,075	2,191,229	25,516	267,887
1.00%	51,502	5,196	208,190	—	43,130
1.05%	354,936	25,820	421,562	—	21,782
1.10%	86,735	192	168,932	39,001	19,950
1.15%	—	—	—	—	—
1.20%	50,405	—	197,537	16,193	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,292	21,394	5,962	—	703
1.30%	68,921	15,340	88,130	10,256	1,158
1.35%	—	1,317	96,211	14,971	—
1.40%	—	—	—	—	—
1.45%	4,618	—	19,413	15,791	10,823
1.50%	—	879	11,716	2,360	—
1.55%	—	—	—	—	—
1.60%	—	8,769	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,261,377	151,036	5,751,248	132,119	700,365

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	299

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	—	—	—	—	6,314
0.75%	—	460,944	—	—	1,920,468
0.85%	4,495	152,503	21,750	65,446	581,236
0.95%	55,996	358,239	238,529	144,522	1,929,419
1.00%	—	51,798	—	—	209,996
1.05%	—	80,775	24,940	—	425,106
1.10%	5,480	19,106	11,199	4,263	26,540
1.15%	—	—	—	—	—
1.20%	10,822	17,180	44,624	60	100,541
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	8,937	—	—	12,169
1.30%	2,527	20,292	53,903	9,650	64,142
1.35%	17,755	—	33,718	6,368	—
1.40%	—	—	—	—	—
1.45%	18	—	—	—	45,981
1.50%	2,216	—	614	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	99,309	1,169,774	429,277	230,309	5,321,912

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	10,884	3,789	—	9,353	8,353
0.75%	676,039	160,560	—	2,025,243	4,286,153
0.85%	581,782	60,793	167,194	1,227,853	3,619,604
0.95%	493,098	223,313	—	2,008,607	3,673,783
1.00%	61,649	5,012	—	315,810	580,797
1.05%	191,084	79,501	66,473	1,717,468	2,284,254
1.10%	88,232	72,924	33,446	286,311	864,304
1.15%	—	—	—	—	—
1.20%	73,251	97,979	—	420,593	600,304
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,914	—	3,283	168,256	79,027
1.30%	79,491	72,372	14,077	316,811	669,942
1.35%	—	91,869	—	—	95,303
1.40%	—	—	—	—	3,740
1.45%	18,227	—	—	88,836	69,052
1.50%	—	4,639	—	—	44,702
1.55%	—	—	—	—	2,449
1.60%	—	—	—	—	433
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,284,651	872,751	284,473	8,585,141	16,882,200

300	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.55%	—	—	—	20,988	—
0.75%	356,524	2,142,212	359,148	3,211,535	90,474
0.85%	—	—	—	2,182,279	—
0.95%	495,560	1,777,152	530,482	1,854,143	170,704
1.00%	—	482,310	—	389,705	—
1.05%	—	—	—	1,149,402	—
1.10%	—	—	—	427,377	—
1.15%	—	—	—	—	—
1.20%	—	286,892	—	254,033	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	51,662	—
1.30%	—	—	—	284,652	—
1.35%	—	—	—	12,498	—
1.40%	—	—	—	—	—
1.45%	—	—	—	46,233	—
1.50%	—	—	—	9,466	—
1.55%	—	—	—	—	—
1.60%	—	—	—	5,010	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	852,084	4,688,566	889,630	9,898,983	261,178

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	425	—	16,142	51,208	19,082
0.75%	953,121	399,175	1,250,028	939,771	1,716,996
0.85%	945,948	660,277	1,142,372	1,420,606	1,153,284
0.95%	716,754	442,869	979,149	616,263	1,426,019
1.00%	110,705	25,969	153,143	32,897	469,445
1.05%	249,349	58,671	538,397	217,712	728,519
1.10%	73,050	35,758	52,649	28,977	212,081
1.15%	—	—	—	—	—
1.20%	98,254	16,507	142,281	35,263	286,885
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	29,873	—	14,094	12,196	62,325
1.30%	47,520	30,735	72,127	124,552	301,161
1.35%	—	5,306	—	59,655	3,325
1.40%	—	—	—	—	3,697
1.45%	10,814	13,261	7,100	64,901	38,451
1.50%	—	8,204	—	55,914	2,813
1.55%	—	—	—	—	1,806
1.60%	—	—	—	—	477
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,235,813	1,696,732	4,367,482	3,659,915	6,426,366

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	301

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	75	5,219	4,221	—	—
0.75%	886,964	136,417	1,485,668	2,010	24,686
0.85%	1,203,908	168,783	—	154	—
0.95%	694,802	482,068	1,076,420	18,187	133,239
1.00%	120,916	8,253	255,337	—	—
1.05%	484,564	25,415	—	—	—
1.10%	170,204	70,824	—	—	—
1.15%	—	—	—	—	—
1.20%	136,256	54,323	219,005	6,310	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,126	—	—	—	—
1.30%	80,110	5,087	—	2,567	—
1.35%	9,236	30,915	—	—	—
1.40%	3,926	—	—	—	—
1.45%	55,849	5,362	—	—	—
1.50%	6,832	4,242	—	—	—
1.55%	—	—	—	—	—
1.60%	398	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,860,166	996,908	3,040,651	29,228	157,925

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	6,036	—	—	21,382	—
0.75%	1,884,563	46,177	1,167,527	62,441	2,308,220
0.85%	383,140	—	102,110	52,088	438,723
0.95%	1,290,974	170,185	615,633	56,808	1,059,856
1.00%	154,261	—	188,280	10,320	327,328
1.05%	221,018	—	114,224	53,833	327,582
1.10%	86,337	—	30,730	17,263	77,122
1.15%	—	—	—	18,937	—
1.20%	127,522	—	293,540	254,699	393,995
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	61,533	—	—	—	5,165
1.30%	9,111	—	9,692	41,005	85,969
1.35%	—	—	—	45,898	—
1.40%	—	—	—	—	—
1.45%	553	—	—	—	6,300
1.50%	—	—	—	4,711	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	4,225,048	216,362	2,521,736	639,385	5,030,260

302	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	—	4,516	—	82,962	—
0.75%	—	299,621	—	378,992	798,895
0.85%	—	—	426,645	418,475	665,628
0.95%	—	321,402	—	185,217	607,440
1.00%	—	6,342	—	4,773	56,262
1.05%	—	—	315,588	423,495	458,410
1.10%	—	—	42,467	48,252	46,729
1.15%	—	—	—	—	—
1.20%	—	102,522	—	12,051	122,405
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,966,144	—	13,972	6,525	16,384
1.30%	—	—	13,471	45,578	66,792
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	1,433	4,301	6,717
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,966,144	734,403	813,576	1,610,621	2,845,662

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	—	—	64,821	28,674	—
0.75%	166,224	311,802	670,541	216,326	331,968
0.85%	—	364,384	—	77,824	—
0.95%	169,569	105,744	319,399	200,548	328,749
1.00%	—	3,742	23,769	82,747	—
1.05%	—	256,072	—	73,878	—
1.10%	—	22,289	—	136,937	—
1.15%	—	—	—	17,638	—
1.20%	—	15,279	28,496	28,730	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	9,078	—	20,476	—
1.30%	—	6,736	—	125,625	—
1.35%	—	—	—	18,304	—
1.40%	—	—	—	—	—
1.45%	—	489	—	24,824	—
1.50%	—	—	—	11,679	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	335,793	1,095,615	1,107,026	1,064,210	660,717

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	303

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	—	—	—	—	—
0.75%	30,782	22,369	666,065	891,817	826,300
0.85%	103,468	1,350	—	1,053,738	—
0.95%	194,957	4,454	225,183	390,523	664,013
1.00%	—	163	4,087	74,633	18,342
1.05%	14,044	32,817	—	547,823	—
1.10%	40,229	—	—	39,657	—
1.15%	—	—	—	—	—
1.20%	—	11,817	1,025	54,464	4,693
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	18,952	—
1.30%	—	—	—	60,835	—
1.35%	20,276	19,788	—	117	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	2,884	—	6,594	—
1.55%	—	—	—	—	—
1.60%	—	637	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	403,756	96,279	896,360	3,139,153	1,513,348

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	—	—	9,939	15,660	9,616
0.75%	57,891	1,441,428	751,995	934,866	652,499
0.85%	31,049	459,537	—	610,608	648,015
0.95%	90,739	1,084,039	507,706	808,681	350,943
1.00%	40,730	64,437	24,825	72,013	46,405
1.05%	4,510	243,681	—	480,157	266,576
1.10%	27,106	16,355	—	97,209	29,286
1.15%	—	—	—	—	—
1.20%	4,570	14,467	9,018	65,354	41,283
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	742	8,360	—	6,867	2,803
1.30%	22	25,589	—	154,542	30,194
1.35%	9,461	—	—	123,778	—
1.40%	—	—	—	3,639	—
1.45%	454	7,985	—	45,608	6,039
1.50%	734	—	—	6,658	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	268,008	3,365,878	1,303,483	3,425,640	2,083,659

304	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
0.55%	7,363	—	—	—	—
0.75%	258,883	—	383,580	—	—
0.85%	256,532	—	168,029	161,685	544,736
0.95%	249,875	5,095	303,076	8,577	—
1.00%	14,710	—	26,608	—	—
1.05%	183,682	—	117,653	104,269	344,575
1.10%	75,870	—	29,155	46,429	2,246
1.15%	—	—	—	—	—
1.20%	34,237	12,364	40,180	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,192	—	898	803	15,851
1.30%	11,996	—	36,954	34,922	—
1.35%	17,832	—	—	2,711	—
1.40%	—	—	—	—	—
1.45%	7,700	—	11,238	—	2,388
1.50%	1,028	—	—	1,755	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,122,900	17,459	1,117,371	361,151	909,796

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	715	16,612	75	29,236	—
0.75%	624,492	5,056,217	283,336	2,070,006	7,992
0.85%	861,783	2,681,863	285,951	1,452,559	3,027
0.95%	922,341	3,613,364	477,090	1,701,726	47,273
1.00%	119,656	810,694	49,646	555,703	4,785
1.05%	464,419	1,890,604	213,697	1,123,138	16,083
1.10%	116,657	488,997	27,538	470,037	11,875
1.15%	—	—	—	9,149	—
1.20%	258,993	931,405	42,053	432,000	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	18,787	32,684	730	46,306	—
1.30%	90,423	916,355	15,582	325,800	5,312
1.35%	10,830	2,699	18,018	7,069	4,440
1.40%	3,841	—	3,808	—	—
1.45%	19,291	143,223	236	132,575	6,728
1.50%	3,305	745	1,489	1,022	—
1.55%	—	—	—	1,976	—
1.60%	—	15,651	—	—	—
1.65%	—	—	—	22,227	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,515,533	16,601,113	1,419,249	8,380,529	107,515

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	305

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
0.55%	—	3,972	—	—	—
0.75%	91,333	409,907	450,724	—	291,880
0.85%	40,469	—	—	—	—
0.95%	238,709	249,444	138,112	—	147,781
1.00%	—	56,965	38,182	—	7,954
1.05%	—	—	—	—	—
1.10%	5,034	—	—	—	—
1.15%	—	—	—	—	—
1.20%	6,823	32,621	308	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	2,734,970	—
1.30%	—	—	—	—	—
1.35%	6,792	—	—	—	—
1.40%	—	—	—	—	—
1.45%	7,986	—	—	—	—
1.50%	2,353	—	—	—	—
1.55%	—	—	—	—	—
1.60%	769	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	400,268	752,909	627,326	2,734,970	447,615

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	—	—	3,671	172,706	443,066
0.75%	68,570	164,090	23,775	3,511,933	5,344,075
0.85%	—	—	27,608	14,524,668	20,502,738
0.95%	120,041	306,953	46,200	6,981,224	2,791,138
1.00%	—	—	21,931	335,773	1,530,443
1.05%	—	—	13,406	1,172,733	7,801,776
1.10%	—	—	13,381	2,198,302	4,249,964
1.15%	—	—	—	—	—
1.20%	—	—	5,083	3,131,889	600,951
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	63,386	75,389
1.30%	—	—	3,590	865,098	2,250,300
1.35%	—	—	11,778	312,218	—
1.40%	—	—	—	—	—
1.45%	—	—	7,729	1,630,693	52,003
1.50%	—	—	—	4,147	—
1.55%	—	—	—	—	—
1.60%	—	—	—	75,538	—
1.65%	—	—	—	—	—
1.70%	—	—	—	14,469	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	188,611	471,043	178,152	34,994,777	45,641,843

306	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
0.55%	—	—	—	—	—
0.75%	—	44,148	—	2,441,001	—
0.85%	68,372	30,825	69,625	1,247,079	61,918
0.95%	97,145	106,799	152,707	1,689,837	130,186
1.00%	—	17,972	—	426,441	—
1.05%	6,045	2,833	—	587,097	1,127
1.10%	—	61,213	60,678	65,247	60,683
1.15%	—	—	—	—	—
1.20%	87,342	—	56,367	431,304	141,571
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	7,438	—	2,768	—
1.30%	73,522	663	18,354	236,581	3,316
1.35%	46,956	—	912	—	16,075
1.40%	—	—	3,405	—	—
1.45%	—	14,029	—	13,381	9,507
1.50%	5,093	—	—	—	2,460
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	384,475	285,920	362,048	7,140,736	426,843

Subaccount	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
0.55%	—	17,290	—	—	—
0.75%	—	2,280,822	5,936,650	—	—
0.85%	29,338	7,503,557	17,213,624	32,239	57,178
0.95%	102,728	6,460,519	3,404,410	162,595	390,009
1.00%	—	344,455	731,132	—	—
1.05%	—	2,307,177	10,906,442	21,789	41,252
1.10%	10,711	4,185,921	5,584,514	27,015	81,028
1.15%	—	16,818	—	—	—
1.20%	19,236	4,094,963	1,150,043	15,878	90,332
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	13,970	392,801	—	—
1.30%	13,186	665,458	2,890,211	42,699	67,559
1.35%	3,754	193,518	—	3,400	15,462
1.40%	—	—	—	—	3,501
1.45%	387	4,009,041	2,191,196	—	30,166
1.50%	5,598	120,333	—	1,783	12,705
1.55%	—	562,317	—	—	926
1.60%	—	90,846	—	—	—
1.65%	—	—	—	—	—
1.70%	—	19,985	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	184,938	32,886,990	50,401,023	307,398	790,118

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	307

Subaccount	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
0.55%	—	—	—	—	—
0.75%	3,660	—	—	—	—
0.85%	4,863	22,198	78,666	20,709	17,735
0.95%	39,469	82,175	196,679	98,442	112,890
1.00%	—	—	—	—	—
1.05%	37,119	—	10,692	13,988	16,759
1.10%	24,210	—	84,156	2,396	3,994
1.15%	—	—	—	—	—
1.20%	7,694	13,819	30,032	71,082	10,940
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	3,711	2,237	28,832	—	23,181
1.35%	—	—	19,255	41,205	562
1.40%	—	—	—	—	3,686
1.45%	—	—	459	—	—
1.50%	—	—	3,138	5,109	4,766
1.55%	—	—	—	—	—
1.60%	9,824	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	130,550	120,429	451,909	252,931	194,513

Subaccount	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.55%	—	—	—	470,182	13,987
0.75%	—	—	15,448,835	63,193,124	10,291,358
0.85%	6,033	52,166	77,343,030	244,974,593	55,427,998
0.95%	37,269	109,274	93,380,238	36,500,227	35,428,218
1.00%	—	—	2,260,573	15,534,406	1,279,163
1.05%	—	946	20,810,163	113,486,323	5,520,263
1.10%	438	86,159	20,902,304	62,579,241	11,946,973
1.15%	—	—	280,005	—	—
1.20%	11,795	239,508	61,958,644	6,915,784	21,303,487
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	27,478	966,673	209,066
1.30%	—	40,818	12,062,051	30,335,504	3,801,837
1.35%	13,857	24,140	3,481,209	—	850,665
1.40%	—	—	—	—	4,117
1.45%	—	—	12,404,034	874,195	2,713,840
1.50%	875	7,383	130,777	—	45,121
1.55%	—	—	967,756	—	315,585
1.60%	—	432	1,229,647	—	—
1.65%	—	—	—	—	—
1.70%	—	—	163,393	—	73,282
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	82,336	—	76,330
Total	70,267	560,826	322,932,473	575,830,252	149,301,290

308	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
0.55%	195,265	1,143,637	—	—	—
0.75%	25,852,577	4,673,180	15,860,010	—	—
0.85%	90,057,028	15,657,128	48,920,619	30,972	—
0.95%	14,329,321	23,306,526	10,319,101	141,787	4,999
1.00%	4,177,889	381,382	1,457,456	—	—
1.05%	34,877,939	6,172,712	29,099,515	28,100	—
1.10%	17,446,594	4,865,689	11,952,472	85,489	—
1.15%	—	1,330,286	—	—	—
1.20%	1,762,045	13,121,843	2,016,599	59,268	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	466,257	65,312	221,869	—	—
1.30%	7,118,907	4,807,516	7,890,152	32,016	—
1.35%	—	712,031	—	10,836	—
1.40%	—	350,674	—	3,611	—
1.45%	1,111,522	2,935,633	1,414,436	10,225	—
1.50%	—	81,158	—	4,713	—
1.55%	—	1,196,868	—	—	—
1.60%	—	302,404	—	—	—
1.65%	—	356,125	—	—	—
1.70%	—	119,844	—	—	—
1.75%	—	—	—	—	—
1.80%	—	87,750	—	—	—
1.85%	—	—	—	—	—
Total	197,395,344	81,667,698	129,152,229	407,017	4,999

Subaccount	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
0.55%	—	—	—	—	—
0.75%	4,641	—	—	—	—
0.85%	46	2,105	14,708	1,216	44,135
0.95%	5,014	283,793	14,121	52,175	53,953
1.00%	—	—	—	—	—
1.05%	—	25,950	925	17,016	1,002
1.10%	—	—	1,148	276	299
1.15%	—	—	—	—	—
1.20%	—	9,863	704	2,999	3,183
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	—	23,738	—	9,307	—
1.35%	—	—	1,969	873	—
1.40%	—	—	3,897	—	—
1.45%	—	—	—	—	—
1.50%	—	—	756	4,118	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	9,701	345,449	38,228	87,980	102,572

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	309

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3
0.55%	2,939	—	—	—	—
0.75%	1,201,187	—	2,695	—	773,862
0.85%	447,688	484	4,714	3,092	593,281
0.95%	666,103	134,666	23,144	52,639	246,558
1.00%	127,442	—	—	—	90,473
1.05%	185,880	19,253	6,907	8,755	309,373
1.10%	44,827	22,585	—	5,895	26,308
1.15%	—	—	—	—	—
1.20%	150,316	7,635	6,268	25,545	90,215
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	654	—	—	—	2,417
1.30%	65,783	9,594	—	40,777	53,605
1.35%	—	7,333	34,764	253	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	2,249
1.50%	—	—	—	5,362	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,892,819	201,550	78,492	142,318	2,188,341

Subaccount	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
0.55%	—	—	48	—	8,513
0.75%	—	—	97,293	188,201	2,438,926
0.85%	35,213	7,037	70,102	312,479	1,266,453
0.95%	53,889	50,039	36,234	345,374	1,636,695
1.00%	—	—	13,543	—	192,874
1.05%	13,093	1,353	103,899	53,299	682,997
1.10%	17,309	44,620	15,843	20,238	152,121
1.15%	—	—	—	—	—
1.20%	16,093	18,547	9,575	44,567	113,624
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	6,683	—	11,721
1.30%	4,450	18,356	13,735	19,213	179,618
1.35%	—	10,726	—	68,727	—
1.40%	—	3,741	—	—	—
1.45%	—	—	237	—	16,481
1.50%	—	2,442	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	140,047	156,861	367,192	1,052,098	6,700,023

310	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
0.55%	29,156	—	6,608	47	—
0.75%	2,560,689	749,046	628,352	541,816	492,704
0.85%	1,581,678	—	302,652	298,178	344,970
0.95%	1,904,926	305,640	434,399	451,624	350,348
1.00%	364,564	85,921	129,826	80,676	29,386
1.05%	761,675	—	334,484	278,562	245,923
1.10%	193,144	—	35,351	26,358	153,819
1.15%	—	—	—	—	—
1.20%	253,980	16,389	42,090	28,179	34,985
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	19,029	—	—	6,629	11,540
1.30%	162,079	—	28,270	23,092	12,146
1.35%	—	—	—	5,039	16,628
1.40%	—	—	—	—	—
1.45%	59,528	—	8,754	9,692	16,788
1.50%	—	—	—	845	5,534
1.55%	—	—	—	—	—
1.60%	—	—	—	—	424
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	7,890,448	1,156,996	1,950,786	1,750,737	1,715,195

Subaccount					WA Var Global Hi Yd Bond, Cl II
0.55%					—
0.75%					11,704
0.85%					40,089
0.95%					172,313
1.00%					24,294
1.05%					3,915
1.10%					17,403
1.15%					—
1.20%					6,951
1.25%					—
1.25%					—
1.25%					—
1.25%					—
1.25%					—
1.30%					—
1.35%					4,135
1.40%					—
1.45%					—
1.50%					1,663
1.55%					—
1.60%					—
1.65%					—
1.70%					—
1.75%					—
1.80%					—
1.85%					—
Total					282,467

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	311

The following is a summary of net assets at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	$82	$82	$163	$19,059	$—
0.75%	22,971	232,729	3,224,432	4,244,323	—
0.85%	1,186	566,920	585,378	1,093,472	408,876
0.95%	25,724	98,686	2,015,473	2,331,470	60,098
1.00%	1,522	2,594	240,300	603,874	—
1.05%	81	382,612	434,772	455,249	83,849
1.10%	255	34,167	41,416	188,864	79,319
1.15%	81	—	—	—	196
1.20%	81	6,499	253,624	404,713	75,916
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	80	10,475	821	30,137	15,979
1.30%	80	7,793	102,648	117,505	118,605
1.35%	80	—	—	—	33,255
1.40%	80	—	—	—	195
1.45%	703	103	39,076	6,533	179
1.50%	80	—	—	—	4,740
1.55%	80	—	—	—	189
1.60%	80	—	—	—	189
1.65%	80	—	—	—	193
1.70%	80	—	—	—	188
1.75%	80	—	—	—	208
1.80%	80	—	—	—	192
1.85%	80	—	—	—	208
Total	$53,646	$1,342,660	$6,938,103	$9,495,199	$882,574

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	$14,368	$—	$106	$228	$127
0.75%	245,540	206,165	1,032,649	947,022	679,792
0.85%	190,241	—	—	2,004,758	643,641
0.95%	386,563	238,582	548,391	840,383	537,029
1.00%	51,776	—	108,940	90,227	139,792
1.05%	78,086	—	—	914,647	1,138,276
1.10%	120,520	—	—	134,963	5,801
1.15%	89	—	—	—	—
1.20%	67,249	—	27,452	72,070	64,009
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	31,533	—	—	21,881	1,508
1.30%	86,419	—	—	126,582	78
1.35%	48,169	—	—	—	—
1.40%	89	—	—	—	—
1.45%	30,803	—	—	38,006	749
1.50%	2,875	—	—	—	—
1.55%	89	—	—	—	—
1.60%	7,252	—	—	—	—
1.65%	88	—	—	—	—
1.70%	88	—	—	—	—
1.75%	88	—	—	—	—
1.80%	88	—	—	—	—
1.85%	88	—	—	—	—
Total	$1,362,101	$444,747	$1,717,538	$5,190,767	$3,210,802

312	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
0.55%	$—	$29,254	$53,562	$3,936	$4,644
0.75%	719,689	5,640,220	872,684	907,823	274,542
0.85%	—	3,541,543	428,011	—	789,056
0.95%	553,780	4,816,172	788,836	543,861	81,286
1.00%	—	658,055	410,006	41,470	2,429
1.05%	—	1,250,171	526,262	—	242,450
1.10%	—	212,102	761,519	—	161,684
1.15%	—	116	203,375	—	—
1.20%	—	777,334	398,500	41,611	126
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	35,933	18,993	—	15,176
1.30%	—	307,045	231,579	—	67,601
1.35%	—	69,405	39,049	—	—
1.40%	—	115	8,519	—	—
1.45%	—	71,163	7,741	—	12,245
1.50%	—	40,886	4,210	—	—
1.55%	—	135	88	—	—
1.60%	—	15,853	30,331	—	—
1.65%	—	114	88	—	—
1.70%	—	134	10,573	—	—
1.75%	—	95	80	—	—
1.80%	—	114	87	—	—
1.85%	—	95	80	—	—
Total	$1,273,469	$17,466,054	$4,794,173	$1,538,701	$1,651,239

Subaccount	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$13	$—	$2,005	$56	$13
0.75%	2,272,850	—	3,393,935	55	93,788
0.85%	796,246	55,051	1,068,681	41,338	91,234
0.95%	1,144,179	652,900	2,329,524	59,859	152,078
1.00%	301,733	—	288,982	55	37,004
1.05%	332,546	1,990	2,169,324	55	31,496
1.10%	258,813	6,695	214,448	23,769	48,668
1.15%	94,602	1,990	—	55	13
1.20%	442,544	265,196	300,207	55	23,306
1.25%	—	—	—	—	—
1.25%	29,064	—	33,707	—	—
1.25%	—	—	—	—	—
1.25%	5,793,260	—	2,720,642	—	—
1.25%	—	—	—	55	13
1.30%	100,709	75,949	127,883	22,303	30,050
1.35%	187,857	14,135	—	55	18,781
1.40%	14	1,996	—	55	13
1.45%	112,794	1,998	24,021	55	25,650
1.50%	17,870	8,964	—	55	13
1.55%	17	5,282	—	55	13
1.60%	17	1,984	—	55	13
1.65%	14	1,986	—	55	13
1.70%	17	1,979	—	55	13
1.75%	12	5,557	—	55	13
1.80%	14	1,976	—	55	13
1.85%	12	1,989	—	55	13
Total	$11,885,197	$1,107,617	$12,673,359	$148,260	$552,211

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	313

Subaccount	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
0.55%	$75	$—	$3,198	$—	$15,994
0.75%	75	—	10,828,606	—	12,430,018
0.85%	8,375	111,140	3,202,036	114,889	3,460,633
0.95%	216,791	210,632	8,358,098	349,508	8,285,912
1.00%	9,762	—	1,309,744	—	1,782,243
1.05%	4,545	30,629	2,160,604	231,911	1,886,546
1.10%	75	1,939	373,631	122,027	309,170
1.15%	75	79	—	14	—
1.20%	12,924	72,616	1,905,832	28,940	1,172,678
1.25%	—	—	—	—	7,251,305
1.25%	—	—	76,842	—	58,490
1.25%	—	—	—	—	—
1.25%	—	—	4,010,412	—	—
1.25%	75	—	—	—	—
1.30%	75	239,341	796,206	22,482	361,179
1.35%	5,189	13,081	—	27,109	—
1.40%	75	7,179	—	14	—
1.45%	75	86	290,870	17	69,816
1.50%	75	75	—	12	—
1.55%	75	76	—	2,950	—
1.60%	75	7,805	—	17	—
1.65%	75	79	—	14	—
1.70%	75	85	—	17	—
1.75%	75	75	—	12	—
1.80%	75	79	—	14	—
1.85%	75	75	—	12	—
Total	$258,786	$695,071	$33,316,079	$899,959	$37,083,984

Subaccount	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
0.55%	$76	$—	$19,453	$—	$6,713
0.75%	84,840	—	2,846,193	—	3,300,285
0.85%	26,226	35,052	1,483,733	93,023	987,854
0.95%	132,489	366,285	1,844,369	98,019	2,754,002
1.00%	29,852	—	377,086	—	405,848
1.05%	8,957	48,737	958,566	2,226	902,206
1.10%	2,628	106,833	305,006	14,042	73,252
1.15%	68	77	—	70	—
1.20%	27,822	65,362	239,300	47,254	778,205
1.25%	—	—	3,024,456	—	—
1.25%	—	—	54,752	—	11,413
1.25%	—	—	—	—	—
1.25%	—	—	—	—	972,563
1.25%	68	—	—	—	—
1.30%	68	19,152	92,428	38,540	259,335
1.35%	8,055	56,877	—	4,949	—
1.40%	68	77	—	3,342	—
1.45%	68	26,371	36,410	75	85,553
1.50%	68	6,510	—	69	—
1.55%	68	74	—	75	—
1.60%	68	14,839	—	7,486	—
1.65%	68	75	—	70	—
1.70%	68	74	—	75	—
1.75%	68	69	—	69	—
1.80%	68	75	—	70	—
1.85%	68	69	—	69	—
Total	$321,829	$746,608	$11,281,752	$309,523	$10,537,229

314	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
0.55%	$—	$1,228	$5,118	$9,901	$—
0.75%	—	4,811,685	1,041,134	2,648,498	—
0.85%	171,355	1,168,994	985,059	1,222,621	29,256
0.95%	449,494	4,218,948	1,410,954	1,892,187	93,436
1.00%	—	698,785	127,916	309,444	—
1.05%	48,909	769,835	638,959	1,708,138	94
1.10%	44,319	132,878	140,562	82,300	94
1.15%	88	—	87	—	88
1.20%	59,383	534,629	472,410	287,223	73
1.25%	—	—	—	—	—
1.25%	—	6,152	—	—	—
1.25%	—	—	—	—	—
1.25%	—	3,503,142	—	—	—
1.25%	—	—	377	73,190	—
1.30%	32,918	219,058	676,211	166,562	94
1.35%	18,835	—	44,444	—	11,021
1.40%	88	—	4,104	—	87
1.45%	10,378	13,586	36,117	39,660	128
1.50%	9,634	—	77	—	548
1.55%	104	—	101	—	93
1.60%	103	—	101	—	93
1.65%	88	—	86	—	87
1.70%	103	—	101	—	93
1.75%	77	—	77	—	75
1.80%	88	—	86	—	87
1.85%	77	—	77	—	74
Total	$846,041	$16,078,920	$5,584,158	$8,439,724	$135,521

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
0.55%	$20,551	$—	$4,978	$—	$4,348
0.75%	777,791	—	2,248,919	—	6,350,380
0.85%	204,246	76,377	605,861	5,289	270,612
0.95%	645,598	77,302	1,478,272	161,445	2,614,403
1.00%	159,724	—	283,666	—	587,304
1.05%	214,560	85,981	223,181	21	244,508
1.10%	59,780	57,461	17,728	8,597	41,620
1.15%	—	15	—	16	—
1.20%	128,613	133,611	139,066	48,143	567,172
1.25%	—	—	—	—	—
1.25%	1,829	—	—	—	3,592
1.25%	—	—	—	—	—
1.25%	2,992,804	—	—	—	11,774,052
1.25%	—	—	3,914	—	—
1.30%	33,199	27,265	28,549	20	10,132
1.35%	—	18,067	—	16,252	—
1.40%	—	15	—	16	—
1.45%	13,311	56	124	21	162
1.50%	—	970	—	14	—
1.55%	—	20	—	754	—
1.60%	—	16,245	—	20	—
1.65%	—	15	—	16	—
1.70%	—	20	—	20	—
1.75%	—	14	—	14	—
1.80%	—	15	—	15	—
1.85%	—	14	—	14	—
Total	$5,252,006	$493,463	$5,034,258	$240,687	$22,468,285

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	315

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.55%	$74	$10	$1,290,777	$828,033	$248,981
0.75%	763,748	268,530	1,149,573	12,498,722	12,575,662
0.85%	2,270,007	631,175	2,990,917	78,113,800	57,424,735
0.95%	859,953	2,915,835	14,677,557	80,549,286	232,422,001
1.00%	73,669	10	11	1,891,301	1,457,281
1.05%	154,471	73,605	3,525,783	29,732,902	126,847,722
1.10%	68,456	1,423,443	6,225,978	56,918,985	103,725,030
1.15%	78	11	11	12	8,303,196
1.20%	109,611	646,088	835,202	10,971,101	29,610,134
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	74	—	—	—	—
1.30%	51,101	355,468	1,020,755	8,270,630	43,917,020
1.35%	66,964	452,934	3,707,999	9,152,422	15,233,677
1.40%	77	11	11	104,082	1,163,980
1.45%	4,215	331,120	11	1,003,158	1,496,013
1.50%	73,537	8,342	6,248	70,654	130,524
1.55%	74	11	11	12	1,106,889
1.60%	81	11	42,309	28,151	1,697,866
1.65%	77	11	11	12	900,658
1.70%	81	98,667	11	12	126,217
1.75%	75	11	11	12	11
1.80%	77	11	11	12	12
1.85%	75	11	131,699	12	11
Total	$4,496,575	$7,205,315	$35,604,896	$290,133,311	$638,387,620

Subaccount	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.55%	$25,993	$101	$—	$942	$—
0.75%	2,834,844	582,476	—	669,090	—
0.85%	2,535,208	604,335	5,945	90,179	81,751
0.95%	2,433,754	478,787	67,098	486,066	256,411
1.00%	497,315	89,147	—	50,663	—
1.05%	1,538,084	244,601	32,191	104,450	19
1.10%	381,506	223,871	1,180	9,682	78,568
1.15%	—	89	14	—	16
1.20%	362,570	106,679	21,170	12,300	62,183
1.25%	—	—	—	—	—
1.25%	—	—	—	1,048	—
1.25%	—	—	—	2,558,595	—
1.25%	—	—	—	—	—
1.25%	21,854	18,022	—	—	—
1.30%	213,804	30,892	6,642	3,351	10,441
1.35%	—	4,676	9,149	—	52,154
1.40%	—	89	14	—	16
1.45%	28,627	1,210	16	701	1,016
1.50%	—	1,850	4,569	—	4,381
1.55%	—	84	16	—	19
1.60%	—	15,322	16	—	19
1.65%	—	88	14	—	16
1.70%	—	84	16	—	19
1.75%	—	79	13	—	14
1.80%	—	88	14	—	16
1.85%	—	79	13	—	14
Total	$10,873,559	$2,402,649	$148,090	$3,987,067	$547,073

316	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.55%	$1,380	$9	$14,258	$—	$207
0.75%	1,454,360	6,402	3,207,358	—	294,505
0.85%	795,957	47,189	579,350	16,610	325,802
0.95%	1,232,360	12,967	3,395,007	52,545	512,303
1.00%	112,824	4,792	498,336	—	82,064
1.05%	641,322	23,746	742,718	20	37,936
1.10%	155,945	186	296,405	79,787	34,593
1.15%	—	9	16	16	—
1.20%	108,311	9	461,540	32,965	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,844	19,607	10,325	—	1,332
1.30%	121,827	14,046	152,028	20,788	2,103
1.35%	—	1,215	187,671	30,285	—
1.40%	—	9	16	16	—
1.45%	8,057	9	33,064	31,799	18,222
1.50%	—	813	15,225	3,122	—
1.55%	—	9	19	20	—
1.60%	—	7,987	19	20	—
1.65%	—	9	16	16	—
1.70%	—	9	19	19	—
1.75%	—	9	13	13	—
1.80%	—	9	16	16	—
1.85%	—	9	13	13	—
Total	$4,638,187	$139,049	$9,593,432	$268,070	$1,309,067

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	$—	$158	$—	$—	$7,551
0.75%	—	1,103,943	—	—	2,573,957
0.85%	9,330	287,438	23,282	67,351	661,495
0.95%	115,716	837,828	254,539	148,074	2,513,438
1.00%	—	162,767	—	—	239,361
1.05%	20	149,720	26,511	78	475,950
1.10%	11,249	35,267	11,885	4,415	29,594
1.15%	17	—	82	78	—
1.20%	22,114	52,575	47,173	139	111,937
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	16,285	—	—	13,392
1.30%	5,161	36,828	56,773	9,731	70,349
1.35%	36,040	—	35,442	6,409	—
1.40%	17	—	82	77	—
1.45%	56	134	87	77	82,100
1.50%	3,003	—	684	77	—
1.55%	20	—	86	77	—
1.60%	20	—	87	77	—
1.65%	17	—	82	77	—
1.70%	20	—	86	77	—
1.75%	14	—	74	77	—
1.80%	16	—	82	77	—
1.85%	14	—	74	76	—
Total	$202,844	$2,682,943	$457,111	$237,044	$6,779,124

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	317

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	$6,984	$3,908	$—	$12,376	$14,533
0.75%	426,703	164,720	—	2,641,957	7,328,596
0.85%	371,848	62,198	200,012	1,574,913	6,642,026
0.95%	305,772	227,859	—	2,567,196	6,183,032
1.00%	38,102	5,107	—	401,818	971,591
1.05%	120,118	80,902	78,216	2,166,065	4,130,737
1.10%	55,221	74,109	39,155	359,357	1,552,524
1.15%	—	79	—	—	151
1.20%	44,485	99,301	—	525,933	987,625
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,743	79	3,797	208,639	140,164
1.30%	48,886	73,151	16,212	391,153	1,183,566
1.35%	—	92,738	—	—	179,132
1.40%	—	79	—	—	5,400
1.45%	11,070	78	83	108,309	160,098
1.50%	—	4,580	—	—	58,067
1.55%	—	78	—	—	4,739
1.60%	—	78	—	—	983
1.65%	—	78	—	—	148
1.70%	—	78	—	—	176
1.75%	—	74	—	—	162
1.80%	—	78	—	—	147
1.85%	—	74	—	—	162
Total	$1,435,932	$889,426	$337,475	$10,957,716	$29,543,759

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.55%	$—	$257	$—	$51,217	$—
0.75%	619,949	4,283,050	1,204,958	11,499,282	119,719
0.85%	—	—	—	4,204,273	—
0.95%	837,505	3,436,967	1,735,102	6,448,561	219,754
1.00%	—	1,086,442	—	1,452,380	—
1.05%	—	—	—	2,177,272	—
1.10%	—	—	—	806,493	—
1.15%	—	—	—	147	—
1.20%	—	630,710	—	923,801	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	96,148	—
1.30%	—	—	—	528,233	—
1.35%	—	—	—	21,591	—
1.40%	—	—	—	146	—
1.45%	—	—	—	84,698	—
1.50%	—	—	—	12,069	—
1.55%	—	—	—	123	—
1.60%	—	—	—	8,561	—
1.65%	—	—	—	145	—
1.70%	—	—	—	123	—
1.75%	—	—	—	191	—
1.80%	—	—	—	144	—
1.85%	—	—	—	190	—
Total	$1,457,454	$9,437,426	$2,940,060	$28,315,788	$339,473

318	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	$655	$75	$20,435	$57,201	$34,892
0.75%	1,635,122	403,378	2,961,522	1,046,076	3,465,856
0.85%	1,143,287	666,030	1,212,712	1,578,496	1,737,293
0.95%	1,198,397	445,968	2,238,870	683,569	2,802,302
1.00%	233,490	26,127	313,798	36,458	1,079,509
1.05%	296,357	58,980	561,881	241,070	1,079,294
1.10%	86,458	35,915	54,723	32,059	312,672
1.15%	—	74	—	82	107
1.20%	202,206	16,551	284,657	38,946	643,880
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	34,911	74	14,459	13,459	90,760
1.30%	55,245	30,763	73,699	137,319	436,714
1.35%	—	5,306	—	65,715	5,466
1.40%	—	74	—	81	5,181
1.45%	12,426	13,239	7,164	71,369	55,059
1.50%	—	8,184	—	61,434	3,519
1.55%	—	74	—	81	3,063
1.60%	—	74	—	81	893
1.65%	—	74	—	81	106
1.70%	—	74	—	81	118
1.75%	—	74	—	81	119
1.80%	—	74	—	81	105
1.85%	—	74	—	81	119
Total	$4,898,554	$1,711,256	$7,743,920	$4,063,901	$11,757,027

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$277	$5,192	$9,913	$73	$—
0.75%	3,147,172	135,262	6,131,762	2,017	57,966
0.85%	2,171,550	167,064	—	221	—
0.95%	2,396,251	476,340	4,293,068	17,584	303,825
1.00%	376,249	8,148	850,842	73	—
1.05%	859,568	25,070	—	73	—
1.10%	300,593	69,800	—	73	—
1.15%	112	98	—	73	—
1.20%	414,154	53,445	712,822	6,165	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,679	98	—	73	—
1.30%	139,111	5,010	—	2,549	—
1.35%	17,792	30,435	—	72	—
1.40%	5,592	98	—	72	—
1.45%	95,760	5,253	—	72	—
1.50%	8,428	4,250	—	72	—
1.55%	131	97	—	72	—
1.60%	889	97	—	72	—
1.65%	110	97	—	72	—
1.70%	131	97	—	72	—
1.75%	123	97	—	72	—
1.80%	110	97	—	72	—
1.85%	123	97	—	72	—
Total	$9,944,905	$986,242	$11,998,407	$29,766	$361,791

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	319

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	$11,422	$—	$214	$22,161	$165
0.75%	3,063,464	67,058	1,685,823	64,490	4,282,904
0.85%	652,306	—	146,881	53,705	743,348
0.95%	2,040,887	245,822	883,195	58,470	1,926,859
1.00%	372,737	—	269,763	10,613	591,863
1.05%	369,986	—	163,431	55,312	545,795
1.10%	143,947	—	43,909	17,721	127,957
1.15%	—	—	—	19,421	—
1.20%	300,624	—	418,308	261,017	698,756
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	101,298	—	236	77	8,461
1.30%	14,927	—	13,774	41,945	140,208
1.35%	—	—	—	46,909	—
1.40%	—	—	—	77	—
1.45%	897	—	215	77	10,149
1.50%	—	—	—	4,879	—
1.55%	—	—	—	77	—
1.60%	—	—	—	76	—
1.65%	—	—	—	76	—
1.70%	—	—	—	76	—
1.75%	—	—	—	76	—
1.80%	—	—	—	76	—
1.85%	—	—	—	76	—
Total	$7,072,495	$312,880	$3,625,749	$657,407	$9,076,465

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$—	$7,171	$—	$181,055	$169
0.75%	—	472,261	—	812,913	1,372,782
0.85%	—	—	663,904	940,227	998,018
0.95%	—	502,897	—	390,569	1,024,473
1.00%	—	9,903	—	10,011	94,620
1.05%	—	—	487,501	935,157	675,789
1.10%	—	—	65,477	106,088	68,659
1.15%	—	—	—	—	—
1.20%	—	158,948	—	24,861	201,677
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	8,441,330	—	21,421	14,171	23,767
1.30%	—	—	20,618	98,508	96,426
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	2,182	9,391	9,595
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$8,441,330	$1,151,180	$1,261,103	$3,522,951	$4,565,975

320	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	$—	$109	$120,053	$32,575	$—
0.75%	236,835	441,420	844,725	244,928	387,155
0.85%	—	514,926	—	88,026	—
0.95%	240,483	149,031	391,871	226,255	379,373
1.00%	109	5,267	55,749	93,273	—
1.05%	—	359,936	—	83,204	—
1.10%	—	31,289	—	154,091	—
1.15%	—	—	—	19,831	—
1.20%	108	21,446	65,232	32,273	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	12,692	—	22,981	—
1.30%	—	9,405	—	140,900	—
1.35%	—	—	—	20,508	—
1.40%	—	—	—	82	—
1.45%	—	679	—	27,766	—
1.50%	—	—	—	13,051	—
1.55%	—	—	—	82	—
1.60%	—	—	—	82	—
1.65%	—	—	—	82	—
1.70%	—	—	—	82	—
1.75%	—	—	—	82	—
1.80%	—	—	—	82	—
1.85%	—	—	—	82	—
Total	$477,535	$1,546,200	$1,477,630	$1,200,318	$766,528

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	$77	$92	$—	$118	$—
0.75%	31,499	27,109	595,781	1,372,598	1,195,713
0.85%	105,697	1,723	—	1,609,202	—
0.95%	198,810	5,368	195,762	591,713	933,800
1.00%	76	287	12,746	112,603	51,924
1.05%	14,297	39,444	—	824,173	—
1.10%	40,918	91	—	59,523	—
1.15%	76	91	—	149	—
1.20%	76	14,146	3,118	81,008	12,930
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	76	90	—	28,043	—
1.30%	75	90	—	89,619	—
1.35%	20,612	23,592	—	387	—
1.40%	75	90	—	148	—
1.45%	75	90	—	102	—
1.50%	75	3,220	—	8,714	—
1.55%	75	90	—	173	—
1.60%	75	845	—	173	—
1.65%	75	90	—	147	—
1.70%	75	90	—	172	—
1.75%	75	81	—	164	—
1.80%	75	90	—	146	—
1.85%	75	81	—	163	—
Total	$413,039	$116,890	$807,407	$4,779,238	$2,194,367

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	321

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	$84	$127	$22,523	$46,821	$13,564
0.75%	66,346	1,694,641	1,282,860	3,055,864	905,026
0.85%	35,528	896,885	—	1,342,840	909,332
0.95%	103,637	1,238,634	841,516	2,582,705	478,354
1.00%	46,482	146,433	68,267	333,601	63,177
1.05%	5,143	467,619	—	1,045,485	367,696
1.10%	30,879	31,276	—	209,287	40,167
1.15%	83	—	—	143	—
1.20%	5,198	32,093	24,168	302,692	55,038
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	927	15,773	—	14,605	3,802
1.30%	109	48,066	—	327,088	40,848
1.35%	10,733	—	—	223,921	—
1.40%	83	—	—	5,127	—
1.45%	598	14,811	—	95,374	8,053
1.50%	914	—	—	7,805	—
1.55%	83	—	—	172	—
1.60%	83	—	—	171	—
1.65%	83	—	—	141	—
1.70%	83	—	—	170	—
1.75%	83	—	—	145	—
1.80%	83	—	—	140	—
1.85%	83	—	—	144	—
Total	$307,325	$4,586,358	$2,239,334	$9,594,441	$2,885,057

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
0.55%	$13,354	$73	$109	$—	$—
0.75%	461,501	$73	405,226	—	—
0.85%	526,172	$73	200,210	300,914	787,283
0.95%	437,730	5,024	314,641	15,920	—
1.00%	25,691	$73	27,493	—	—
1.05%	370,762	$73	137,866	190,799	489,796
1.10%	152,220	$73	34,024	84,602	3,180
1.15%	100	$74	—	115	—
1.20%	58,684	12,248	40,896	82	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,327	74	1,034	1,578	22,161
1.30%	23,703	74	42,384	62,566	106
1.35%	29,992	74	—	4,945	—
1.40%	99	74	—	114	—
1.45%	15,008	74	12,733	130	3,388
1.50%	1,368	74	—	2,358	—
1.55%	119	74	—	132	—
1.60%	119	74	—	131	—
1.65%	98	74	—	113	—
1.70%	118	74	—	131	—
1.75%	91	74	—	96	—
1.80%	98	74	—	113	—
1.85%	91	74	—	96	—
Total	$2,123,445	$18,746	$1,216,616	$664,935	$1,305,914

322	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	$1,421	$26,123	$347	$42,896	$79
0.75%	1,215,556	7,800,016	642,657	2,984,783	7,833
0.85%	1,392,113	3,939,756	571,337	2,086,207	3,032
0.95%	1,758,826	5,482,899	1,060,129	2,411,429	46,081
1.00%	227,052	1,219,655	109,764	784,307	4,658
1.05%	737,902	2,740,030	419,557	1,586,119	15,635
1.10%	184,478	702,918	53,871	661,064	11,529
1.15%	177	73	123	9,695	73
1.20%	481,659	1,373,138	91,097	599,021	73
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	29,337	46,359	1,550	64,251	73
1.30%	140,610	1,295,773	29,970	450,769	5,130
1.35%	17,444	2,710	37,682	8,359	4,355
1.40%	5,225	73	5,982	79	73
1.45%	29,619	199,983	588	181,081	6,470
1.50%	4,016	800	2,122	1,055	68
1.55%	153	73	146	2,404	73
1.60%	153	15,229	146	87	73
1.65%	174	73	122	23,213	73
1.70%	152	73	145	87	72
1.75%	170	73	133	71	68
1.80%	174	73	121	78	72
1.85%	170	73	133	71	68
Total	$6,226,581	$24,845,973	$3,027,722	$11,897,126	$105,661

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
0.55%	$2,073	$10,561	$117	$—	$138
0.75%	91,212	997,655	696,475	—	549,682
0.85%	40,347	—	—	—	—
0.95%	237,570	591,108	212,559	—	275,933
1.00%	2,109	164,802	72,347	—	14,818
1.05%	2,108	—	—	—	—
1.10%	7,103	—	—	—	—
1.15%	2,104	—	—	—	—
1.20%	8,863	92,109	569	—	134
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,101	—	—	6,039,669	—
1.30%	2,099	—	—	—	—
1.35%	8,809	—	—	—	—
1.40%	2,095	—	—	—	—
1.45%	7,879	—	—	—	—
1.50%	4,412	—	—	—	—
1.55%	2,090	—	—	—	—
1.60%	2,846	—	—	—	—
1.65%	2,087	—	—	—	—
1.70%	2,085	—	—	—	—
1.75%	2,084	—	—	—	—
1.80%	2,082	—	—	—	—
1.85%	2,080	—	—	—	—
Total	$436,238	$1,856,235	$982,067	$6,039,669	$840,705

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	323

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$—	$—	$2,692	$266,758	$685,176
0.75%	211,472	416,434	17,016	5,373,077	8,185,985
0.85%	—	—	19,725	22,123,920	31,270,119
0.95%	359,832	757,385	32,951	10,582,289	4,236,110
1.00%	—	—	15,629	507,815	2,317,905
1.05%	—	—	9,545	1,769,173	11,783,080
1.10%	—	—	9,521	3,308,743	6,405,385
1.15%	—	—	55	13	—
1.20%	—	—	3,610	4,691,611	901,378
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	55	94,740	112,812
1.30%	—	—	2,600	1,289,747	3,358,685
1.35%	—	—	8,345	483,409	—
1.40%	—	—	54	13	—
1.45%	—	—	5,466	2,414,275	77,093
1.50%	—	—	54	4,799	—
1.55%	—	—	54	16	—
1.60%	—	—	54	115,652	—
1.65%	—	—	54	13	—
1.70%	—	—	54	22,055	—
1.75%	—	—	54	12	—
1.80%	—	—	54	13	—
1.85%	—	—	54	12	—
Total	$571,304	$1,173,819	$127,696	$53,048,155	$69,333,728

Subaccount	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
0.55%	$—	$83	$—	$77	$—
0.75%	—	49,717	—	3,433,237	—
0.85%	76,615	34,656	81,329	1,695,156	88,788
0.95%	108,368	119,867	177,597	2,329,402	185,846
1.00%	—	20,153	—	584,845	—
1.05%	6,713	3,174	87	784,533	1,706
1.10%	84	68,524	70,104	86,854	86,064
1.15%	79	83	78	—	91
1.20%	96,346	83	64,825	579,789	199,852
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	8,304	—	3,638	—
1.30%	80,735	822	21,013	309,629	4,662
1.35%	51,462	83	1,130	—	22,543
1.40%	79	83	3,615	—	91
1.45%	83	15,609	86	17,340	13,273
1.50%	5,160	83	73	—	2,693
1.55%	76	83	76	—	102
1.60%	83	83	86	—	102
1.65%	78	83	78	—	90
1.70%	83	83	86	—	101
1.75%	75	83	73	—	78
1.80%	78	83	77	—	90
1.85%	75	83	73	—	78
Total	$426,272	$321,905	$420,486	$9,824,500	$606,250

324	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
0.55%	$—	$21,112	$71	$—	$—
0.75%	—	2,758,664	7,179,749	—	—
0.85%	57,703	9,035,505	20,728,474	38,152	66,017
0.95%	201,154	7,741,557	4,079,406	191,558	448,411
1.00%	—	411,796	874,200	—	—
1.05%	19	2,751,138	13,005,228	25,551	47,210
1.10%	20,834	4,980,719	6,644,851	31,616	92,552
1.15%	14	18,202	—	89	81
1.20%	37,249	4,849,254	1,362,000	18,497	102,713
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	16,495	463,941	—	—
1.30%	25,418	784,504	3,406,081	49,515	76,463
1.35%	7,221	228,795	—	4,014	17,464
1.40%	14	20	—	89	3,740
1.45%	759	4,691,403	2,564,162	81	33,911
1.50%	6,813	123,074	—	1,954	12,684
1.55%	19	659,018	—	81	1,036
1.60%	19	106,226	—	81	2,238
1.65%	14	11	—	89	80
1.70%	19	23,261	—	81	2,226
1.75%	13	10	—	78	76
1.80%	14	11	—	89	80
1.85%	13	10	—	78	76
Total	$357,309	$39,200,785	$60,308,163	$361,693	$907,058

Subaccount	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
0.55%	$59	$—	$—	$—	$—
0.75%	2,840	—	—	—	—
0.85%	3,688	40,606	112,533	23,015	33,616
0.95%	29,876	149,651	280,082	108,912	213,009
1.00%	59	—	—	—	—
1.05%	28,108	18	15,156	15,404	31,479
1.10%	18,279	18	119,047	2,715	7,505
1.15%	58	14	92	79	14
1.20%	5,857	24,888	42,293	77,774	20,417
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	58	—	—	—	—
1.30%	2,851	4,028	40,419	82	43,059
1.35%	58	18	26,936	44,783	1,060
1.40%	58	14	92	78	5,048
1.45%	58	18	741	82	19
1.50%	58	13	3,574	5,152	5,953
1.55%	58	16	102	76	19
1.60%	7,353	18	102	82	19
1.65%	58	14	91	78	14
1.70%	58	18	101	82	19
1.75%	58	13	83	75	13
1.80%	58	14	91	78	14
1.85%	58	13	83	75	13
Total	$99,666	$219,392	$641,618	$278,622	$361,290

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	325

Subaccount	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.55%	$—	$—	$14	$657,043	$20,596
0.75%	—	—	21,353,331	87,467,114	15,009,052
0.85%	11,575	100,574	106,522,334	337,599,258	80,485,435
0.95%	71,184	209,725	127,878,480	50,054,158	51,195,480
1.00%	—	—	3,088,888	21,258,986	1,844,403
1.05%	19	1,826	28,360,769	154,877,854	7,938,485
1.10%	851	164,272	28,424,730	85,223,547	17,143,863
1.15%	14	16	330,432	—	13
1.20%	22,279	454,574	83,908,696	9,372,338	30,479,957
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	37,086	1,307,134	297,845
1.30%	19	77,118	16,245,309	40,912,806	5,402,927
1.35%	26,000	45,512	4,746,443	—	1,235,136
1.40%	14	16	12	—	5,028
1.45%	19	19	16,589,306	1,171,240	3,829,732
1.50%	1,147	9,415	141,927	—	50,491
1.55%	19	19	1,307,926	—	454,167
1.60%	19	823	1,657,933	—	15
1.65%	14	15	12	—	13
1.70%	19	19	219,325	—	104,749
1.75%	13	13	11	—	11
1.80%	14	15	12	—	13
1.85%	13	13	88,818	—	84,900
Total	$133,232	$1,063,984	$440,901,794	$789,901,478	$215,582,311

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
0.55%	$288,081	$1,492,259	$13	$—	$74
0.75%	37,779,243	6,039,635	20,543,449	—	74
0.85%	131,029,121	20,147,658	63,093,419	49,432	74
0.95%	20,747,120	29,845,350	13,243,500	225,311	4,954
1.00%	6,036,354	487,250	1,866,475	—	74
1.05%	50,254,785	7,866,102	37,164,592	44,444	74
1.10%	25,085,108	6,187,457	15,233,067	134,933	74
1.15%	—	1,499,765	—	96	74
1.20%	2,521,535	16,604,957	2,557,818	93,121	74
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	665,609	82,446	280,725	—	74
1.30%	10,136,810	6,054,034	9,958,169	50,075	74
1.35%	—	902,311	—	16,912	74
1.40%	—	392,631	—	4,803	74
1.45%	1,571,932	3,671,244	1,773,132	15,885	74
1.50%	—	85,551	—	4,952	74
1.55%	—	1,503,385	—	111	74
1.60%	—	378,940	—	111	74
1.65%	—	396,054	—	96	74
1.70%	—	149,514	—	110	74
1.75%	—	11	—	77	74
1.80%	—	97,190	—	96	74
1.85%	—	11	—	77	74
Total	$286,115,698	$103,883,755	$165,714,359	$640,642	$6,508

326	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
0.55%	$75	$—	$—	$—	$—
0.75%	4,672	—	—	—	—
0.85%	120	3,930	29,695	2,349	78,067
0.95%	4,962	527,533	28,384	99,477	95,009
1.00%	75	—	—	—	—
1.05%	75	48,019	1,869	32,296	1,758
1.10%	75	18	2,311	542	538
1.15%	75	15	15	14	15
1.20%	75	18,131	1,409	5,657	5,545
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	75	—	—	—	—
1.30%	75	43,441	19	17,470	17
1.35%	75	18	3,906	1,654	17
1.40%	75	15	5,406	14	15
1.45%	75	18	19	18	16
1.50%	75	13	1,014	5,003	12
1.55%	75	18	19	19	16
1.60%	75	18	19	18	16
1.65%	75	15	14	13	15
1.70%	75	18	19	19	16
1.75%	75	13	14	13	12
1.80%	75	15	14	13	15
1.85%	75	13	14	13	12
Total	$11,179	$641,261	$74,160	$164,602	$181,111

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3
0.55%	$6,143	$—	$78	$—	$15
0.75%	3,562,575	—	2,812	—	1,132,218
0.85%	799,522	744	4,910	5,307	886,006
0.95%	1,923,365	179,791	24,065	89,941	354,515
1.00%	391,795	—	78	—	129,721
1.05%	326,082	25,589	7,170	14,891	454,606
1.10%	78,378	29,961	78	10,007	38,378
1.15%	—	91	78	14	—
1.20%	451,007	10,080	6,490	43,158	127,056
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,129	—	77	—	3,491
1.30%	113,381	12,609	77	68,587	77,085
1.35%	—	9,615	35,978	426	—
1.40%	—	91	77	14	—
1.45%	15	94	77	17	3,194
1.50%	—	77	77	6,611	—
1.55%	—	94	77	17	—
1.60%	—	93	77	17	—
1.65%	—	90	77	14	—
1.70%	—	93	77	17	—
1.75%	—	77	77	13	—
1.80%	—	90	77	14	—
1.85%	—	77	77	13	—
Total	$7,653,392	$269,356	$82,661	$239,078	$3,206,285

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	327

Subaccount	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
0.55%	$—	$—	$215	$75	$20,979
0.75%	—	—	204,138	187,989	5,590,431
0.85%	37,470	13,882	137,113	316,123	2,095,684
0.95%	57,087	98,269	82,816	347,740	3,638,011
1.00%	—	—	27,689	75	812,136
1.05%	13,808	2,665	199,673	53,410	1,111,263
1.10%	18,212	87,045	30,325	20,241	246,568
1.15%	76	16	—	75	—
1.20%	16,858	36,025	19,187	44,373	467,128
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	12,633	75	18,737
1.30%	4,718	35,489	25,849	19,045	286,068
1.35%	79	20,694	—	67,973	—
1.40%	76	5,745	—	75	—
1.45%	79	19	577	77	25,915
1.50%	75	3,205	—	74	—
1.55%	79	18	—	76	—
1.60%	79	19	—	76	—
1.65%	75	16	—	75	—
1.70%	79	19	—	77	—
1.75%	75	13	—	74	—
1.80%	75	15	—	75	—
1.85%	75	13	—	74	—
Total	$149,075	$303,167	$740,215	$1,057,947	$14,312,920

Subaccount	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
0.55%	$62,399	$—	$9,455	$268	$105
0.75%	8,075,114	1,529,729	900,930	1,354,539	1,073,247
0.85%	3,000,668	—	332,490	593,185	769,053
0.95%	5,846,531	607,336	596,863	1,037,193	742,716
1.00%	1,183,618	195,863	177,464	241,373	103,055
1.05%	1,420,825	—	361,300	544,879	538,920
1.10%	358,616	—	38,022	51,333	335,535
1.15%	—	—	—	110	104
1.20%	804,781	36,187	56,379	82,280	119,731
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	34,907	—	80	12,747	24,859
1.30%	296,049	—	29,899	44,229	26,060
1.35%	—	—	—	9,232	30,521
1.40%	—	—	—	110	104
1.45%	107,265	—	9,142	18,328	35,566
1.50%	—	—	—	1,170	7,218
1.55%	—	—	—	128	126
1.60%	—	—	—	128	896
1.65%	—	—	—	109	103
1.70%	—	—	—	128	126
1.75%	—	—	—	95	99
1.80%	—	—	—	109	102
1.85%	—	—	—	95	99
Total	$21,190,773	$2,369,115	$2,512,024	$3,991,768	$3,808,345

328	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Subaccount	WA Var Global Hi Yd Bond, Cl II
0.55%	$74
0.75%	11,620
0.85%	39,732
0.95%	170,479
1.00%	24,016
1.05%	3,940
1.10%	17,173
1.15%	74
1.20%	6,848
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	73
1.30%	74
1.35%	4,136
1.40%	74
1.45%	74
1.50%	1,704
1.55%	74
1.60%	74
1.65%	74
1.70%	73
1.75%	73
1.80%	73
1.85%	73
Total	$280,605

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2014	47	$1.11	to	$1.08	$54	0.43%	0.55%	to	1.85%	3.64%		to	2.29%
2013	6	$1.07	to	$1.06	$9	0.19%	0.55%	to	1.85%	5.00	%(12)	to	4.09	%(12)
AB VPS Global Thematic Gro, Cl B
2014	935	$1.40	to	$1.40	$1,343	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	1,027	$1.34	to	$1.36	$1,421	0.02%	0.55%	to	1.45%	22.26%		to	21.16%
2012	1,161	$1.10	to	$1.12	$1,314	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	1,355	$0.97	to	$1.00	$1,362	0.37%	0.55%	to	1.45%	(23.83%)		to	(24.51%)
2010	1,614	$1.28	to	$1.33	$2,139	2.01%	0.55%	to	1.45%	17.93%		to	16.88%
AB VPS Gro & Inc, Cl B
2014	3,737	$1.85	to	$1.61	$6,938	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	4,170	$1.70	to	$1.49	$7,158	1.12%	0.55%	to	1.45%	33.86%		to	32.66%
2012	4,694	$1.27	to	$1.12	$6,084	1.30%	0.55%	to	1.45%	16.61%		to	15.55%
2011	5,755	$1.09	to	$0.97	$6,434	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
2010	7,059	$1.03	to	$0.93	$7,521	—	0.55%	to	1.45%	12.18%		to	11.18%
AB VPS Intl Val, Cl B
2014	6,655	$1.15	to	$0.80	$9,495	3.29%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	7,368	$1.23	to	$0.86	$11,398	5.72%	0.55%	to	1.45%	22.06%		to	20.96%
2012	8,975	$1.01	to	$0.71	$11,543	1.31%	0.55%	to	1.45%	13.57%		to	12.55%
2011	11,102	$0.89	to	$0.63	$12,695	3.66%	0.55%	to	1.45%	(19.88%)		to	(20.60%)
2010	14,110	$1.11	to	$0.80	$20,277	2.32%	0.55%	to	1.45%	3.73%		to	2.80%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	329

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Lg Cap Gro, Cl B
2014	458	$1.93	to	$1.37	$883	—	0.85%	to	1.85%	12.88%		to	11.75%
2013	341	$1.71	to	$1.23	$581	—	0.85%	to	1.85%	35.84%		to	24.41	%(12)
2012	301	$1.26	to	$0.98	$379	0.04%	0.85%	to	1.80%	15.14%		to	(0.54	%)(10)
2011	183	$1.09	to	$1.15	$200	0.09%	0.85%	to	1.70%	(4.09%)		to	(4.90%)
2010	150	$1.14	to	$1.20	$171	0.30%	0.85%	to	1.70%	8.90%		to	19.60	%(6)
ALPS Alerian Engy Infr, Class III
2014	1,154	$1.19	to	$1.16	$1,362	0.18%	0.55%	to	1.85%	11.30%		to	9.86%
2013	329	$1.07	to	$1.06	$352	—	0.55%	to	1.85%	6.81	%(13)	to	5.88	%(13)
AC VP Intl, Cl I
2014	382	$1.18	to	$1.15	$445	1.72%	0.75%	to	0.95%	(6.21%)		to	(6.40%)
2013	409	$1.26	to	$1.23	$509	1.72%	0.75%	to	0.95%	21.50%		to	21.25%
2012	459	$1.04	to	$1.01	$471	0.90%	0.75%	to	0.95%	20.26%		to	20.01%
2011	574	$0.86	to	$0.84	$489	1.43%	0.75%	to	0.95%	(12.70%)		to	(12.87%)
2010	737	$0.99	to	$0.97	$721	2.40%	0.75%	to	0.95%	12.44%		to	12.22%
AC VP Intl, Cl II
2014	1,044	$1.70	to	$2.04	$1,718	1.56%	0.55%	to	1.20%	(6.17%)		to	(6.78%)
2013	1,220	$1.82	to	$2.19	$2,143	1.60%	0.55%	to	1.20%	21.58%		to	20.80%
2012	1,431	$1.49	to	$1.81	$2,066	0.69%	0.55%	to	1.20%	20.34%		to	19.56%
2011	1,635	$1.24	to	$1.52	$1,968	1.30%	0.55%	to	1.20%	(12.67%)		to	(13.23%)
2010	2,127	$1.42	to	$1.75	$2,952	2.28%	0.55%	to	1.20%	12.52%		to	11.79%
AC VP Mid Cap Val, Cl II
2014	2,646	$1.76	to	$2.05	$5,191	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	3,093	$1.53	to	$1.79	$5,266	1.05%	0.55%	to	1.45%	29.20%		to	28.03%
2012	3,310	$1.18	to	$1.40	$4,356	1.86%	0.55%	to	1.45%	15.59%		to	14.55%
2011	3,661	$1.02	to	$1.22	$4,172	1.18%	0.55%	to	1.45%	(1.39%)		to	(2.27%)
2010	4,193	$1.04	to	$1.25	$4,830	1.51%	0.55%	to	1.45%	18.33%		to	17.27%
AC VP Ultra, Cl II
2014	1,745	$1.81	to	$1.84	$3,211	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	1,859	$1.65	to	$1.70	$3,132	0.40%	0.55%	to	1.45%	36.16%		to	34.95%
2012	1,994	$1.21	to	$1.26	$2,472	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	2,071	$1.07	to	$1.12	$2,273	—	0.55%	to	1.45%	0.31%		to	(0.59%)
2010	2,392	$1.07	to	$1.13	$2,613	0.35%	0.55%	to	1.45%	15.18%		to	14.15%
AC VP Val, Cl I
2014	431	$2.99	to	$2.91	$1,273	1.54%	0.75%	to	0.95%	12.23%		to	12.01%
2013	458	$2.67	to	$2.60	$1,208	1.65%	0.75%	to	0.95%	30.74%		to	30.48%
2012	502	$2.04	to	$1.99	$1,015	1.91%	0.75%	to	0.95%	13.72%		to	13.49%
2011	568	$1.79	to	$1.75	$1,009	2.00%	0.75%	to	0.95%	0.26%		to	0.06%
2010	797	$1.79	to	$1.75	$1,413	2.16%	0.75%	to	0.95%	12.57%		to	12.35%
AC VP Val, Cl II
2014	8,157	$1.96	to	$1.27	$17,466	1.39%	0.55%	to	1.85%	12.27%		to	10.83%
2013	8,694	$1.75	to	$1.14	$16,678	1.49%	0.55%	to	1.85%	30.76%		to	14.31	%(12)
2012	9,741	$1.34	to	$1.04	$14,452	1.76%	0.55%	to	1.80%	13.95%		to	3.87	%(10)
2011	10,663	$1.17	to	$1.15	$14,196	1.88%	0.55%	to	1.70%	0.31%		to	(0.83%)
2010	12,667	$1.17	to	$1.16	$17,018	2.04%	0.55%	to	1.70%	12.42%		to	15.19	%(6)
BlackRock Global Alloc, Cl III
2014	4,077	$1.19	to	$1.07	$4,794	2.56%	0.55%	to	1.85%	1.37%		to	0.06%
2013	3,136	$1.17	to	$1.07	$3,656	1.85%	0.55%	to	1.85%	13.79%		to	6.33	%(12)
2012	551	$1.03	to	$1.02	$567	4.59%	0.55%	to	1.80%	2.68	%(10)	to	1.83	%(10)
Calvert VP SRI Bal
2014	1,025	$1.64	to	$1.82	$1,539	1.50%	0.55%	to	1.20%	9.06%		to	8.35%
2013	1,179	$1.50	to	$1.68	$1,626	0.98%	0.55%	to	1.20%	17.36%		to	16.60%
2012	1,360	$1.28	to	$1.44	$1,601	1.17%	0.55%	to	1.20%	9.90%		to	9.19%
2011	1,560	$1.17	to	$1.32	$1,669	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	1,915	$1.12	to	$1.27	$1,996	1.29%	0.55%	to	1.20%	11.48%		to	10.76%

330	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CB Var Sm Cap Gro, Cl I
2014	881	$1.93	to	$1.80	$1,651	—	0.55%	to	1.45%	3.51%		to	2.58%
2013	979	$1.86	to	$1.75	$1,780	0.04%	0.55%	to	1.45%	46.24%		to	44.93%
2012	684	$1.27	to	$1.21	$853	0.38%	0.55%	to	1.45%	18.77%		to	17.71%
2011	590	$1.07	to	$1.03	$622	—	0.55%	to	1.45%	0.83%		to	(0.07%)
2010	631	$1.06	to	$1.03	$663	—	0.55%	to	1.45%	24.50%		to	23.38%
Col VP Bal, Cl 3
2014	5,950	$1.80	to	$1.20	$11,885	—	0.55%	to	1.85%	9.52%		to	8.11%
2013	5,938	$1.64	to	$1.11	$11,056	—	0.55%	to	1.85%	20.78%		to	10.58	%(12)
2012	6,128	$1.36	to	$1.03	$9,566	—	0.55%	to	1.80%	13.64%		to	3.61	%(10)
2011	6,971	$1.19	to	$1.15	$9,600	—	0.55%	to	1.70%	1.83%		to	0.66%
2010	8,054	$1.17	to	$1.14	$10,814	—	0.55%	to	1.70%	11.91%		to	13.89	%(6)
Col VP Cash Mgmt, Cl 2
2014	1,137	$0.96	to	$0.97	$1,108	0.01%	0.85%	to	1.85%	(0.82%)		to	(1.85%)
2013	967	$0.97	to	$0.99	$957	0.01%	0.85%	to	1.85%	(0.82%)		to	(1.25	%)(12)
2012	332	$0.98	to	$0.99	$339	0.01%	0.85%	to	1.80%	(0.85%)		to	(1.20	%)(10)
2011	976	$0.99	to	$0.98	$974	0.01%	0.85%	to	1.70%	(0.84%)		to	(1.69%)
2010	2	$1.00	to	$0.99	$24	—	0.85%	to	1.70%	(0.38	%)(6)	to	(0.78	%)(6)
Col VP Cash Mgmt, Cl 3
2014	11,623	$1.09	to	$0.97	$12,673	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.44%)
2013	12,894	$1.10	to	$0.98	$14,227	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
2012	17,758	$1.10	to	$1.00	$19,717	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
2011	23,583	$1.11	to	$1.01	$26,433	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
2010	24,625	$1.11	to	$1.03	$27,520	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.42%)
Col VP Commodity Strategy, Cl 2
2014	205	$0.73	to	$0.71	$148	—	0.55%	to	1.85%	(21.89%)		to	(22.90%)
2013	56	$0.93	to	$0.92	$53	—	0.55%	to	1.85%	(5.82	%)(13)	to	(6.65	%)(13)
Col VP Contrarian Core, Cl 2
2014	408	$1.36	to	$1.33	$552	—	0.55%	to	1.85%	12.22%		to	10.76%
2013	145	$1.22	to	$1.20	$176	—	0.55%	to	1.85%	19.89	%(12)	to	18.84	%(12)
Col VP Core Bond, Cl 2
2014	259	$1.00	to	$0.98	$259	0.13%	0.55%	to	1.85%	4.67%		to	3.32%
2013	5	$0.96	to	$0.95	$6	—	0.55%	to	1.85%	(4.45	%)(13)	to	(5.29	%)(13)
Col VP Inter Bond, Cl 2
2014	608	$1.16	to	$0.99	$695	2.40%	0.85%	to	1.85%	4.32%		to	3.26%
2013	693	$1.11	to	$0.95	$762	4.19%	0.85%	to	1.85%	(3.26%)		to	(4.77	%)(12)
2012	871	$1.14	to	$1.04	$992	3.87%	0.85%	to	1.80%	6.58%		to	3.43	%(10)
2011	476	$1.07	to	$1.06	$511	5.09%	0.85%	to	1.70%	5.58%		to	4.67%
2010	162	$1.02	to	$1.01	$166	—	0.85%	to	1.70%	1.75	%(6)	to	1.35	%(6)
Col VP Inter Bond, Cl 3
2014	20,327	$1.46	to	$1.33	$33,316	2.62%	0.55%	to	1.45%	4.74%		to	3.80%
2013	24,490	$1.40	to	$1.28	$38,419	4.33%	0.55%	to	1.45%	(2.92%)		to	(3.80%)
2012	33,306	$1.44	to	$1.33	$53,682	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	36,531	$1.34	to	$1.25	$55,558	4.53%	0.55%	to	1.45%	6.10%		to	5.14%
2010	44,253	$1.27	to	$1.19	$63,955	2.62%	0.55%	to	1.45%	7.73%		to	6.76%
Col VP Divd Opp, Cl 2
2014	517	$1.75	to	$1.19	$900	—	0.85%	to	1.85%	8.86%		to	7.77%
2013	601	$1.61	to	$1.11	$962	—	0.85%	to	1.85%	25.46%		to	9.88	%(12)
2012	333	$1.28	to	$1.01	$425	—	0.85%	to	1.80%	12.90%		to	1.81	%(10)
2011	132	$1.14	to	$1.12	$150	—	0.85%	to	1.70%	(5.89%)		to	(6.70%)
2010	12	$1.21	to	$1.20	$15	—	0.85%	to	1.70%	20.85	%(6)	to	20.38	%(6)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	331

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 3
2014	16,773	$1.95	to	$1.46	$37,084	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	18,990	$1.78	to	$1.35	$38,630	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	21,896	$1.42	to	$1.08	$35,726	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	27,637	$1.25	to	$0.96	$39,787	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
2010	35,043	$1.32	to	$1.03	$53,925	—	0.55%	to	1.45%	16.19%		to	15.15%
Col VP Emerg Mkts Bond, Cl 2
2014	353	$0.92	to	$0.89	$322	5.51%	0.55%	to	1.85%	0.88%		to	(0.43%)
2013	211	$0.91	to	$0.90	$192	6.65%	0.55%	to	1.85%	(9.44	%)(12)	to	(10.27	%)(12)
Col VP Emer Mkts, Cl 2
2014	704	$1.07	to	$0.93	$747	0.17%	0.85%	to	1.85%	(3.22%)		to	(4.19%)
2013	373	$1.11	to	$0.97	$411	0.51%	0.85%	to	1.85%	(2.70%)		to	(4.57	%)(12)
2012	230	$1.14	to	$1.05	$262	0.34%	0.85%	to	1.80%	19.34%		to	6.15	%(10)
2011	177	$0.95	to	$0.94	$169	1.14%	0.85%	to	1.70%	(21.76%)		to	(22.43%)
2010	40	$1.22	to	$1.21	$49	0.69%	0.85%	to	1.70%	21.89	%(6)	to	21.41	%(6)
Col VP Emer Mkts, Cl 3
2014	5,482	$2.24	to	$1.40	$11,282	0.24%	0.55%	to	1.45%	(2.81%)		to	(3.68%)
2013	6,297	$2.30	to	$1.45	$13,463	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	7,079	$2.36	to	$1.50	$15,699	0.39%	0.55%	to	1.45%	19.93%		to	18.85%
2011	8,541	$1.97	to	$1.26	$15,927	1.13%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
2010	10,114	$2.50	to	$1.62	$24,121	1.51%	0.55%	to	1.45%	19.10%		to	18.03%
Col VP Global Bond, Cl 2
2014	301	$1.04	to	$0.91	$310	—	0.85%	to	1.85%	(0.25%)		to	(1.26%)
2013	355	$1.04	to	$0.92	$368	5.47%	0.85%	to	1.85%	(8.61%)		to	(8.21	%)(12)
2012	453	$1.14	to	$1.04	$513	2.46%	0.85%	to	1.80%	5.39%		to	2.32	%(10)
2011	384	$1.08	to	$1.07	$414	3.22%	0.85%	to	1.70%	3.74%		to	2.84%
2010	123	$1.04	to	$1.04	$129	5.48%	0.85%	to	1.70%	4.03	%(6)	to	3.63	%(6)
Col VP Global Bond, Cl 3
2014	6,530	$1.31	to	$1.21	$10,537	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	7,799	$1.30	to	$1.22	$12,668	5.88%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	9,864	$1.42	to	$1.34	$17,482	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	11,174	$1.34	to	$1.28	$18,899	2.84%	0.55%	to	1.45%	4.21%		to	3.28%
2010	13,980	$1.29	to	$1.24	$22,904	3.24%	0.55%	to	1.45%	6.00%		to	5.05%
Col VP Hi Yield Bond, Cl 2
2014	611	$1.40	to	$1.03	$846	6.42%	0.85%	to	1.85%	2.64%		to	1.61%
2013	554	$1.36	to	$1.01	$748	6.56%	0.85%	to	1.85%	5.09%		to	0.19	%(12)
2012	501	$1.30	to	$1.09	$647	6.62%	0.85%	to	1.80%	14.64%		to	7.65	%(10)
2011	191	$1.13	to	$1.12	$215	9.76%	0.85%	to	1.70%	4.57%		to	3.68%
2010	35	$1.08	to	$1.08	$39	—	0.85%	to	1.70%	8.04	%(6)	to	7.62	%(6)
Col VP Hi Yield Bond, Cl 3
2014	7,056	$1.98	to	$1.70	$16,079	6.14%	0.55%	to	1.45%	3.05%		to	2.12%
2013	8,242	$1.92	to	$1.67	$18,317	6.49%	0.55%	to	1.45%	5.49%		to	4.54%
2012	9,759	$1.82	to	$1.59	$20,697	7.35%	0.55%	to	1.45%	15.10%		to	14.06%
2011	11,018	$1.58	to	$1.40	$20,520	8.18%	0.55%	to	1.45%	5.10%		to	4.15%
2010	14,504	$1.51	to	$1.34	$25,972	9.13%	0.55%	to	1.45%	13.34%		to	12.32%
Col VP Inc Opp, Cl 2
2014	4,508	$0.93	to	$0.91	$5,584	—	0.55%	to	1.85%	3.11%		to	1.77%
2013	5,040	$0.90	to	$0.89	$6,027	8.82%	0.55%	to	1.85%	1.13	%(11)	to	0.03	%(12)
2012	336	$1.28	to	$1.09	$429	6.14%	0.85%	to	1.80%	13.75%		to	7.53	%(10)
2011	273	$1.13	to	$1.11	$308	10.20%	0.85%	to	1.70%	5.28%		to	4.38%
2010	112	$1.07	to	$1.07	$120	—	0.85%	to	1.70%	7.15	%(6)	to	6.73	%(6)

332	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inc Opp, Cl 3
2014	4,680	$1.90	to	$1.67	$8,440	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	5,757	$1.84	to	$1.64	$10,090	13.24%	0.55%	to	1.45%	4.45%		to	3.51%
2012	7,235	$1.76	to	$1.58	$12,201	6.54%	0.55%	to	1.45%	14.17%		to	13.14%
2011	7,832	$1.54	to	$1.40	$11,617	9.04%	0.55%	to	1.45%	5.68%		to	4.73%
2010	8,585	$1.46	to	$1.34	$12,088	2.81%	0.55%	to	1.45%	12.43%		to	11.42%
Col VP Select Intl Eq, Cl 2
2014	102	$1.32	to	$1.01	$136	1.55%	0.85%	to	1.85%	(9.49%)		to	(10.40%)
2013	108	$1.46	to	$1.13	$158	1.51%	0.85%	to	1.85%	21.06%		to	10.62	%(12)
2012	138	$1.21	to	$1.06	$168	1.49%	0.85%	to	1.80%	16.50%		to	5.06	%(10)
2011	127	$1.04	to	$1.02	$132	1.43%	0.85%	to	1.70%	(13.24%)		to	(13.98%)
2010	33	$1.19	to	$1.19	$40	0.15%	0.85%	to	1.70%	19.44	%(6)	to	18.97	%(6)
Col VP Select Intl Eq, Cl 3
2014	3,848	$1.59	to	$1.16	$5,252	1.79%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	4,431	$1.75	to	$1.29	$6,658	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	4,915	$1.44	to	$1.07	$6,112	1.52%	0.55%	to	1.45%	17.06%		to	16.00%
2011	6,258	$1.23	to	$0.92	$6,587	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)
2010	7,317	$1.41	to	$1.07	$8,942	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
Col VP Lg Cap Gro, Cl 2
2014	249	$2.01	to	$1.31	$493	—	0.85%	to	1.85%	12.96%		to	11.83%
2013	60	$1.78	to	$1.17	$106	—	0.85%	to	1.85%	28.91%		to	17.80	%(12)
2012	35	$1.38	to	$1.01	$48	—	0.85%	to	1.80%	19.05%		to	0.85	%(10)
2011	0	$1.16	to	$1.14	$0	—	0.85%	to	1.70%	(4.19%)		to	(5.01%)
2010	—	$1.21	to	$1.20	$0	—	0.85%	to	1.70%	20.93	%(6)	to	20.46	%(6)
Col VP Lg Cap Gro, Cl 3
2014	4,923	$1.88	to	$1.63	$5,034	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	5,087	$1.66	to	$1.45	$4,592	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	5,860	$1.28	to	$1.13	$4,073	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	6,775	$1.07	to	$0.96	$3,902	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)
2010	8,572	$1.11	to	$1.00	$5,178	—	0.55%	to	1.45%	16.52%		to	15.48%
Col VP Lg Core Quan, Cl 2
2014	113	$2.14	to	$1.34	$241	—	0.85%	to	1.85%	14.12%		to	12.97%
2013	11	$1.88	to	$1.19	$21	—	0.85%	to	1.85%	32.35%		to	17.93	%(12)
2012	2	$1.42	to	$0.99	$3	—	0.85%	to	1.80%	12.78%		to	(0.38	%)(10)
2011	0	$1.26	to	$1.24	$0	—	0.85%	to	1.70%	4.19%		to	3.30%
2010	—	$1.21	to	$1.20	$0	—	0.85%	to	1.70%	20.74	%(6)	to	20.27	%(6)
Col VP Lg Core Quan, Cl 3
2014	12,870	$1.91	to	$1.65	$22,468	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	15,057	$1.67	to	$1.45	$22,975	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	17,791	$1.25	to	$1.10	$20,245	—	0.55%	to	1.45%	13.25%		to	12.22%
2011	20,464	$1.11	to	$0.98	$20,557	—	0.55%	to	1.45%	4.65%		to	3.72%
2010	24,764	$1.06	to	$0.95	$23,807	—	0.55%	to	1.45%	16.69%		to	15.64%
Col VP Limited Duration Cr, Cl 2
2014	4,302	$0.95	to	$0.98	$4,497	0.66%	0.55%	to	1.85%	(1.74	%)(15)	to	(1.53%)
2013	409	$1.08	to	$0.99	$440	1.85%	0.85%	to	1.85%	0.33%		to	(0.91	%)(12)
2012	290	$1.08	to	$1.02	$311	2.25%	0.85%	to	1.80%	5.15%		to	2.11	%(10)
2011	126	$1.02	to	$1.01	$129	1.58%	0.85%	to	1.70%	1.24%		to	0.37%
2010	18	$1.01	to	$1.01	$19	—	0.85%	to	1.70%	1.20	%(6)	to	0.80	%(6)
Col VP Man Vol Conserv, Cl 2
2014	6,922	$1.04	to	$1.03	$7,205	—	0.55%	to	1.85%	3.87%		to	2.52%
2013	3,948	$1.00	to	$1.00	$3,976	—	0.55%	to	1.85%	(0.06	%)(14)	to	(0.26	%)(12)
Col VP Man Vol Conserv Gro, Cl 2
2014	33,121	$1.05	to	$1.07	$35,605	—	0.55%	to	1.85%	4.12%		to	2.77%
2013	9,664	$1.01	to	$1.04	$10,051	—	0.55%	to	1.85%	0.61	%(14)	to	2.89	%(12)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	333

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Man Vol Gro, Cl 2
2014	257,166	$1.07	to	$1.14	$290,133	—	0.55%	to	1.85%	4.37%		to	3.01%
2013	107,696	$1.03	to	$1.11	$117,097	—	0.55%	to	1.85%	1.95	%(14)	to	9.48	%(12)
Col VP Man Vol Mod Gro, Cl 2
2014	548,588	$1.06	to	$1.10	$638,388	—	0.55%	to	1.85%	4.28%		to	2.93%
2013	361,215	$1.02	to	$1.07	$409,272	—	0.55%	to	1.85%	1.40	%(14)	to	6.57	%(12)
2012	149,031	$1.02	to	$1.02	$152,054	—	0.95%	to	1.80%	1.64	%(10)	to	1.07	%(10)
Col VP Marsico Gro, Cl 1
2014	6,204	$1.74	to	$1.76	$10,874	0.22%	0.55%	to	1.45%	8.82%		to	7.84%
2013	7,077	$1.60	to	$1.64	$11,439	0.24%	0.55%	to	1.45%	34.90%		to	33.69%
2012	8,484	$1.19	to	$1.22	$10,191	0.66%	0.55%	to	1.45%	11.62%		to	10.61%
2011	11,322	$1.06	to	$1.11	$12,227	0.30%	0.55%	to	1.45%	(3.17%)		to	(4.04%)
2010	14,009	$1.10	to	$1.15	$15,648	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
Col VP Intl Opp, Cl 2
2014	2,092	$1.11	to	$1.06	$2,403	0.03%	0.55%	to	1.85%	(5.61%)		to	(6.84%)
2013	2,166	$1.18	to	$1.14	$2,641	0.44%	0.55%	to	1.85%	19.74%		to	12.16	%(12)
2012	2,207	$0.99	to	$1.03	$2,259	0.93%	0.55%	to	1.80%	16.97%		to	2.35	%(10)
2011	2,738	$0.84	to	$1.00	$2,391	0.80%	0.55%	to	1.70%	(16.64%)		to	(17.60%)
2010	3,359	$1.01	to	$1.22	$3,507	0.65%	0.55%	to	1.70%	13.11%		to	21.33	%(6)
Col VP Mid Cap Gro, Cl 2
2014	93	$1.62	to	$1.24	$148	—	0.85%	to	1.85%	6.24%		to	5.17%
2013	37	$1.53	to	$1.18	$56	—	0.85%	to	1.85%	29.79%		to	18.62	%(12)
2012	35	$1.18	to	$0.95	$41	—	0.85%	to	1.80%	10.18%		to	(4.00	%)(10)
2011	17	$1.07	to	$1.06	$19	—	0.85%	to	1.70%	(15.92%)		to	(16.64%)
2010	1	$1.27	to	$1.27	$2	—	0.85%	to	1.70%	27.08	%(6)	to	26.59	%(6)
Col VP Mid Cap Gro, Cl 3
2014	2,436	$1.86	to	$1.72	$3,987	—	0.55%	to	1.45%	6.69%		to	5.73%
2013	2,730	$1.75	to	$1.63	$4,235	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	3,123	$1.34	to	$1.26	$3,771	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	3,564	$1.21	to	$1.15	$3,933	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)
2010	4,198	$1.43	to	$1.37	$5,541	—	0.55%	to	1.45%	25.59%		to	24.46%
Col VP Mid Cap Val, Cl 2
2014	272	$2.04	to	$1.33	$547	—	0.85%	to	1.85%	11.15%		to	10.04%
2013	82	$1.83	to	$1.21	$150	—	0.85%	to	1.85%	36.43%		to	19.79	%(12)
2012	81	$1.34	to	$1.04	$108	—	0.85%	to	1.80%	17.28%		to	3.80	%(10)
2011	72	$1.15	to	$1.13	$82	—	0.85%	to	1.70%	(9.35%)		to	(10.13%)
2010	45	$1.26	to	$1.26	$57	—	0.85%	to	1.70%	26.40	%(6)	to	25.91	%(6)
Col VP Mid Cap Val, Cl 3
2014	2,261	$2.05	to	$1.75	$4,638	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	2,412	$1.83	to	$1.58	$4,442	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	2,521	$1.34	to	$1.16	$3,426	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	3,111	$1.14	to	$1.00	$3,596	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
2010	3,970	$1.25	to	$1.11	$5,069	—	0.55%	to	1.45%	21.84%		to	20.75%
Col VP Div Abs Return, Cl 2
2014	151	$0.93	to	$0.91	$139	—	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2013	93	$0.95	to	$0.94	$89	—	0.55%	to	1.85%	(5.12	%)(12)	to	(5.96	%)(12)
Col VP Lg Cap Index, Cl 3
2014	5,751	$1.95	to	$1.29	$9,593	—	0.55%	to	1.85%	12.59%		to	11.13%
2013	5,400	$1.73	to	$1.16	$8,017	—	0.55%	to	1.85%	31.03%		to	15.90	%(12)
2012	5,966	$1.32	to	$1.02	$6,743	—	0.55%	to	1.80%	14.91%		to	2.24	%(10)
2011	6,611	$1.15	to	$1.17	$6,516	—	0.55%	to	1.70%	1.07%		to	(0.09%)
2010	8,319	$1.14	to	$1.17	$8,095	—	0.55%	to	1.70%	14.07%		to	17.36	%(6)

334	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 2
2014	132	$2.07	to	$1.31	$268	—	0.85%	to	1.85%	10.29%		to	9.19%
2013	95	$1.88	to	$1.20	$177	—	0.85%	to	1.85%	36.55%		to	19.30	%(12)
2012	14	$1.37	to	$1.02	$20	—	0.85%	to	1.80%	17.17%		to	3.89	%(10)
2011	15	$1.17	to	$1.16	$17	—	0.85%	to	1.70%	(2.62%)		to	(3.45%)
2010	4	$1.20	to	$1.20	$5	—	0.85%	to	1.70%	20.38	%(6)	to	19.92	%(6)
Col VP Select Lg Cap Val, Cl 3
2014	700	$1.99	to	$1.68	$1,309	—	0.55%	to	1.45%	10.77%		to	9.77%
2013	825	$1.80	to	$1.53	$1,401	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	818	$1.31	to	$1.13	$1,015	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	804	$1.11	to	$0.97	$849	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)
2010	597	$1.14	to	$1.00	$644	—	0.55%	to	1.45%	19.86%		to	18.78%
Col VP Select Sm Cap Val, Cl 2
2014	99	$2.08	to	$1.34	$203	—	0.85%	to	1.85%	4.89%		to	3.85%
2013	45	$1.98	to	$1.29	$89	—	0.85%	to	1.85%	46.97%		to	29.23	%(12)
2012	38	$1.35	to	$1.01	$51	—	0.85%	to	1.80%	16.72%		to	2.11	%(10)
2011	40	$1.15	to	$1.14	$46	—	0.85%	to	1.70%	(9.46%)		to	(10.24%)
2010	23	$1.27	to	$1.27	$30	—	0.85%	to	1.70%	27.43	%(6)	to	26.94	%(6)
Col VP Select Sm Cap Val, Cl 3
2014	1,170	$2.04	to	$1.79	$2,683	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	1,353	$1.93	to	$1.72	$2,991	—	0.55%	to	1.45%	47.58%		to	46.25%
2012	1,321	$1.31	to	$1.17	$2,023	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	1,526	$1.12	to	$1.01	$2,001	—	0.55%	to	1.45%	(9.02%)		to	(9.83%)
2010	1,873	$1.23	to	$1.12	$2,734	—	0.55%	to	1.45%	26.10%		to	24.97%
Col VP Strategic Inc, Cl 2
2014	429	$1.07	to	$0.99	$457	2.77%	0.85%	to	1.85%	2.54%		to	1.51%
2013	472	$1.04	to	$0.97	$492	4.33%	0.85%	to	1.85%	(0.72%)		to	(3.10	%)(12)
2012	449	$1.05	to	$1.07	$472	4.98%	0.85%	to	1.80%	11.01%		to	5.63	%(10)
2011	239	$0.95	to	$0.94	$227	—	0.85%	to	1.70%	1.54	%(8)	to	0.95	%(8)
Col VP US Govt Mtge, Cl 2
2014	230	$1.03	to	$1.00	$237	1.57%	0.85%	to	1.85%	4.68%		to	3.62%
2013	299	$0.98	to	$0.97	$294	0.46%	0.85%	to	1.85%	(2.81%)		to	(3.21	%)(12)
2012	304	$1.01	to	$1.00	$308	0.82%	0.85%	to	1.80%	0.63%		to	(0.32	%)(10)
2011	203	$1.01	to	$0.99	$205	0.69%	0.85%	to	1.70%	0.37%		to	(0.50%)
2010	34	$1.00	to	$1.00	$35	—	0.85%	to	1.70%	0.20	%(6)	to	(0.19	%)(6)
Col VP US Govt Mtge, Cl 3
2014	5,322	$1.20	to	$1.08	$6,779	1.78%	0.55%	to	1.45%	5.20%		to	4.26%
2013	6,907	$1.14	to	$1.03	$8,398	0.61%	0.55%	to	1.45%	(2.49%)		to	(3.38%)
2012	9,924	$1.17	to	$1.07	$12,363	0.92%	0.55%	to	1.45%	1.08%		to	0.14%
2011	12,543	$1.15	to	$1.07	$15,460	0.90%	0.55%	to	1.45%	0.83%		to	(0.09%)
2010	15,888	$1.14	to	$1.07	$19,607	1.00%	0.55%	to	1.45%	2.44%		to	1.51%
CS Commodity Return
2014	2,285	$0.64	to	$0.61	$1,436	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	2,534	$0.78	to	$0.74	$1,936	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	3,157	$0.87	to	$0.84	$2,709	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	3,994	$0.90	to	$0.87	$3,531	2.41%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
2010	4,370	$1.03	to	$1.01	$4,461	6.84%	0.55%	to	1.45%	16.02%		to	14.98%
Deutsche Alt Asset Alloc VIP, Cl B
2014	873	$1.03	to	$0.97	$889	1.51%	0.55%	to	1.85%	2.67%		to	1.34%
2013	653	$1.00	to	$0.95	$651	1.90%	0.55%	to	1.85%	0.20%		to	(3.35	%)(12)
2012	310	$1.00	to	$0.99	$311	—	0.55%	to	1.80%	3.67	%(10)	to	2.80	%(10)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	335

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Drey VIF Intl Eq, Serv
2014	284	$1.20	to	$1.14	$337	2.06%	0.85%	to	1.45%	(3.72%)	to	(4.29%)
2013	331	$1.24	to	$1.19	$408	2.02%	0.85%	to	1.45%	16.44%	to	15.74%
2012	210	$1.07	to	$1.03	$222	0.14%	0.85%	to	1.45%	21.79%	to	21.06%
2011	233	$0.88	to	$0.85	$203	1.88%	0.85%	to	1.45%	(15.63%)	to	(16.14%)
2010	226	$1.04	to	$1.01	$234	1.67%	0.85%	to	1.45%	8.81%	to	8.17%
EV VT Floating-Rate Inc
2014	8,585	$1.32	to	$1.22	$10,958	3.15%	0.55%	to	1.45%	0.02%	to	(0.87%)
2013	9,716	$1.32	to	$1.23	$12,446	3.49%	0.55%	to	1.45%	3.28%	to	2.35%
2012	8,845	$1.28	to	$1.20	$11,023	4.20%	0.55%	to	1.45%	6.74%	to	5.78%
2011	9,557	$1.20	to	$1.14	$11,213	4.23%	0.55%	to	1.45%	1.98%	to	1.08%
2010	9,857	$1.18	to	$1.12	$11,379	4.00%	0.55%	to	1.45%	8.53%	to	7.55%
Fid VIP Contrafund, Serv Cl 2
2014	16,882	$1.74	to	$1.29	$29,544	0.73%	0.55%	to	1.85%	11.04%	to	9.61%
2013	17,971	$1.57	to	$1.18	$28,447	0.83%	0.55%	to	1.85%	30.24%	to	17.98	%(12)
2012	19,207	$1.20	to	$1.01	$23,382	1.09%	0.55%	to	1.80%	15.50%	to	1.72	%(10)
2011	21,427	$1.04	to	$1.15	$22,615	0.72%	0.55%	to	1.70%	(3.32%)	to	(4.42%)
2010	26,229	$1.08	to	$1.20	$28,668	0.81%	0.55%	to	1.70%	16.29%	to	19.32	%(6)
Fid VIP Gro & Inc, Serv Cl
2014	852	$1.74	to	$1.69	$1,457	1.65%	0.75%	to	0.95%	9.56%	to	9.34%
2013	931	$1.59	to	$1.55	$1,456	1.73%	0.75%	to	0.95%	32.46%	to	32.20%
2012	1,205	$1.20	to	$1.17	$1,426	2.08%	0.75%	to	0.95%	17.51%	to	17.28%
2011	1,351	$1.02	to	$1.00	$1,370	1.57%	0.75%	to	0.95%	0.82%	to	0.62%
2010	1,693	$1.01	to	$0.99	$1,705	0.55%	0.75%	to	0.95%	13.81%	to	13.58%
Fid VIP Gro & Inc, Serv Cl 2
2014	4,689	$1.93	to	$2.20	$9,437	1.53%	0.55%	to	1.20%	9.62%	to	8.91%
2013	5,190	$1.76	to	$2.02	$9,565	1.62%	0.55%	to	1.20%	32.52%	to	31.66%
2012	6,108	$1.33	to	$1.53	$8,507	1.93%	0.55%	to	1.20%	17.60%	to	16.83%
2011	7,408	$1.13	to	$1.31	$8,796	1.42%	0.55%	to	1.20%	0.80%	to	0.15%
2010	9,834	$1.12	to	$1.31	$11,606	0.44%	0.55%	to	1.20%	13.92%	to	13.18%
Fid VIP Mid Cap, Serv Cl
2014	890	$3.36	to	$3.26	$2,940	0.15%	0.75%	to	0.95%	5.40%	to	5.19%
2013	1,044	$3.18	to	$3.10	$3,280	0.40%	0.75%	to	0.95%	35.05%	to	34.78%
2012	1,283	$2.36	to	$2.30	$2,993	0.51%	0.75%	to	0.95%	13.89%	to	13.66%
2011	1,494	$2.07	to	$2.02	$3,064	0.13%	0.75%	to	0.95%	(11.38%)	to	(11.56%)
2010	1,936	$2.34	to	$2.29	$4,487	0.24%	0.75%	to	0.95%	27.74%	to	27.49%
Fid VIP Mid Cap, Serv Cl 2
2014	9,899	$2.44	to	$1.27	$28,316	0.02%	0.55%	to	1.85%	5.45%	to	4.09%
2013	11,594	$2.31	to	$1.22	$31,467	0.27%	0.55%	to	1.85%	35.12%	to	22.16	%(12)
2012	13,019	$1.71	to	$1.01	$26,834	0.37%	0.55%	to	1.80%	13.93%	to	0.79	%(10)
2011	15,096	$1.50	to	$1.08	$28,052	0.02%	0.55%	to	1.70%	(11.34%)	to	(12.35%)
2010	19,382	$1.70	to	$1.24	$41,046	0.09%	0.55%	to	1.70%	27.87%	to	23.09	%(6)
Fid VIP Overseas, Serv Cl
2014	261	$1.33	to	$1.29	$339	1.07%	0.75%	to	0.95%	(8.85%)	to	(9.03%)
2013	358	$1.45	to	$1.42	$513	1.28%	0.75%	to	0.95%	29.40%	to	29.14%
2012	383	$1.12	to	$1.10	$424	1.74%	0.75%	to	0.95%	19.64%	to	19.40%
2011	474	$0.94	to	$0.92	$438	1.13%	0.75%	to	0.95%	(17.85%)	to	(18.01%)
2010	609	$1.14	to	$1.12	$687	1.21%	0.75%	to	0.95%	12.15%	to	11.92%
Fid VIP Overseas, Serv Cl 2
2014	3,236	$1.55	to	$1.15	$4,899	1.07%	0.55%	to	1.45%	(8.80%)	to	(9.62%)
2013	3,466	$1.69	to	$1.27	$5,806	1.07%	0.55%	to	1.45%	29.45%	to	28.29%
2012	3,619	$1.31	to	$0.99	$4,793	1.54%	0.55%	to	1.45%	19.72%	to	18.64%
2011	4,582	$1.09	to	$0.84	$5,107	1.02%	0.55%	to	1.45%	(17.79%)	to	(18.53%)
2010	6,209	$1.33	to	$1.03	$8,629	1.11%	0.55%	to	1.45%	12.21%	to	11.21%

336	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Strategic Inc, Serv Cl 2
2014	1,697	$1.01	to	$0.99	$1,711	1.50%	0.55%	to	1.85%	2.80%		to	1.48%
2013	3,939	$0.99	to	$0.98	$3,878	9.57%	0.55%	to	1.85%	(2.08	%)(12)	to	(2.95	%)(12)
FTVIPT Frank Global Real Est, Cl 2
2014	4,367	$1.26	to	$1.01	$7,744	0.45%	0.55%	to	1.45%	14.38%		to	13.36%
2013	4,820	$1.10	to	$0.89	$7,590	4.54%	0.55%	to	1.45%	1.76%		to	0.85%
2012	5,008	$1.09	to	$0.88	$8,047	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	5,014	$0.86	to	$0.70	$6,543	7.73%	0.55%	to	1.45%	(6.17%)		to	(7.01%)
2010	5,902	$0.91	to	$0.76	$8,520	2.91%	0.55%	to	1.45%	20.31%		to	19.23%
FTVIPT Frank Inc, Cl 2
2014	3,660	$1.12	to	$1.09	$4,064	4.92%	0.55%	to	1.85%	4.04%		to	2.70%
2013	1,796	$1.07	to	$1.06	$1,925	0.34%	0.55%	to	1.85%	5.74	%(12)	to	4.80	%(12)
FTVIPT Frank Mutual Shares, Cl 2
2014	6,426	$1.83	to	$1.20	$11,757	2.00%	0.55%	to	1.85%	6.53%		to	5.17%
2013	7,065	$1.72	to	$1.14	$12,254	2.05%	0.55%	to	1.85%	27.56%		to	13.55	%(12)
2012	7,939	$1.35	to	$1.05	$10,887	2.01%	0.55%	to	1.80%	13.62%		to	4.70	%(10)
2011	9,772	$1.18	to	$1.09	$11,887	2.22%	0.55%	to	1.70%	(1.58%)		to	(2.71%)
2010	12,766	$1.20	to	$1.12	$15,882	1.55%	0.55%	to	1.70%	10.59%		to	11.34	%(6)
FTVIPT Frank Sm Cap Val, Cl 2
2014	3,860	$2.12	to	$1.23	$9,945	0.62%	0.55%	to	1.85%	0.02%		to	(1.27%)
2013	4,087	$2.11	to	$1.24	$10,691	1.30%	0.55%	to	1.85%	35.49%		to	24.90	%(12)
2012	4,575	$1.56	to	$1.07	$9,111	0.78%	0.55%	to	1.80%	17.74%		to	6.79	%(10)
2011	5,110	$1.33	to	$1.23	$9,060	0.71%	0.55%	to	1.70%	(4.29%)		to	(5.38%)
2010	6,320	$1.39	to	$1.30	$12,043	0.76%	0.55%	to	1.70%	27.52%		to	29.42	%(6)
FTVIPT Temp Global Bond, Cl 2
2014	997	$0.99	to	$0.97	$986	5.02%	0.55%	to	1.85%	1.27%		to	(0.03%)
2013	448	$0.98	to	$0.97	$441	4.20%	0.55%	to	1.85%	(1.97	%)(12)	to	(2.83	%)(12)
GS VIT Mid Cap Val, Inst
2014	3,041	$2.35	to	$3.25	$11,998	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	3,597	$2.08	to	$2.90	$12,583	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	4,252	$1.57	to	$2.21	$11,303	1.08%	0.55%	to	1.20%	17.82%		to	17.05%
2011	5,483	$1.34	to	$1.89	$12,445	0.68%	0.55%	to	1.20%	(6.89%)		to	(7.49%)
2010	7,200	$1.43	to	$2.04	$17,613	0.64%	0.55%	to	1.20%	24.32%		to	23.51%
GS VIT Multi-Strategy Alt, Advisor
2014	29	$0.97	to	$0.96	$30	3.38%	0.55%	to	1.85%	(3.09	%)(15)	to	(3.73	%)(15)
GS VIT Sm Cap Eq Insights, Inst
2014	158	$2.35	to	$2.28	$362	0.77%	0.75%	to	0.95%	6.13%		to	5.92%
2013	171	$2.21	to	$2.15	$369	1.03%	0.75%	to	0.95%	34.61%		to	34.34%
2012	172	$1.64	to	$1.60	$276	1.15%	0.75%	to	0.95%	11.99%		to	11.76%
2011	190	$1.47	to	$1.44	$273	0.79%	0.75%	to	0.95%	(0.08%)		to	(0.27%)
2010	236	$1.47	to	$1.44	$341	0.54%	0.75%	to	0.95%	29.15%		to	28.89%
GS VIT U.S. Eq Insights, Inst
2014	4,225	$1.89	to	$1.62	$7,072	1.40%	0.55%	to	1.45%	15.73%		to	14.69%
2013	4,777	$1.64	to	$1.41	$6,958	1.09%	0.55%	to	1.45%	36.76%		to	35.54%
2012	5,647	$1.20	to	$1.04	$6,035	1.69%	0.55%	to	1.45%	13.83%		to	12.81%
2011	6,718	$1.05	to	$0.92	$6,314	1.58%	0.55%	to	1.45%	3.48%		to	2.55%
2010	8,698	$1.02	to	$0.90	$7,922	1.41%	0.55%	to	1.45%	12.22%		to	11.22%
Invesco VI Am Fran, Ser I
2014	216	$1.45	to	$1.44	$313	0.04%	0.75%	to	0.95%	7.63%		to	7.41%
2013	248	$1.35	to	$1.34	$334	0.44%	0.75%	to	0.95%	39.09%		to	38.81%
2012	255	$0.97	to	$0.97	$247	—	0.75%	to	0.95%	(2.99	%)(9)	to	(3.13	%)(9)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	337

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser II
2014	2,522	$1.45	to	$1.42	$3,626	—	0.55%	to	1.45%	7.58%		to	6.61%
2013	3,298	$1.35	to	$1.33	$4,424	0.24%	0.55%	to	1.45%	39.03%		to	37.78%
2012	4,255	$0.97	to	$0.96	$4,119	—	0.55%	to	1.45%	(3.04	%)(9)	to	(3.63	%)(9)
Invesco VI Bal Risk Alloc, Ser II
2014	639	$1.04	to	$1.01	$657	—	0.55%	to	1.85%	5.13%		to	3.77%
2013	379	$0.99	to	$0.98	$374	2.04%	0.55%	to	1.85%	(2.07	%)(12)	to	(2.94	%)(12)
Invesco VI Comstock, Ser II
2014	5,030	$1.89	to	$1.61	$9,076	1.03%	0.55%	to	1.45%	8.50%		to	7.53%
2013	6,428	$1.75	to	$1.50	$10,731	1.39%	0.55%	to	1.45%	34.91%		to	33.70%
2012	7,873	$1.29	to	$1.12	$9,798	1.49%	0.55%	to	1.45%	18.27%		to	17.21%
2011	9,427	$1.09	to	$0.96	$9,943	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)
2010	11,227	$1.12	to	$0.99	$12,215	0.23%	0.55%	to	1.45%	15.06%		to	14.03%
Invesco VI Core Eq, Ser I
2014	2,966	$2.80	to	$2.80	$8,441	0.84%	1.25%	to	1.25%	6.80%		to	6.80%
2013	3,440	$2.62	to	$2.62	$9,150	1.39%	1.25%	to	1.25%	27.64%		to	27.64%
2012	3,738	$2.05	to	$2.05	$7,784	0.94%	1.25%	to	1.25%	12.46%		to	12.46%
2011	4,290	$1.83	to	$1.83	$7,934	0.94%	1.25%	to	1.25%	(1.30%)		to	(1.30%)
2010	5,251	$1.85	to	$1.85	$9,822	0.94%	1.25%	to	1.25%	8.19%		to	8.19%
Invesco VI Div Divd, Ser I
2014	734	$1.59	to	$1.55	$1,151	1.65%	0.55%	to	1.20%	12.21%		to	11.48%
2013	795	$1.42	to	$1.39	$1,115	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	702	$1.09	to	$1.07	$758	1.87%	0.55%	to	1.20%	18.07%		to	17.31%
2011	994	$0.92	to	$0.92	$912	—	0.55%	to	1.20%	(8.03	%)(8)	to	(8.43	%)(8)
Invesco VI Div Divd, Ser II
2014	814	$1.56	to	$1.52	$1,261	1.45%	0.85%	to	1.45%	11.58%		to	10.91%
2013	839	$1.39	to	$1.37	$1,166	2.10%	0.85%	to	1.45%	29.66%		to	28.88%
2012	799	$1.08	to	$1.06	$858	1.79%	0.85%	to	1.45%	17.37%		to	16.66%
2011	960	$0.92	to	$0.91	$879	—	0.85%	to	1.45%	(8.36	%)(8)	to	(8.73	%)(8)
Invesco VI Global Hlth, Ser II
2014	1,611	$2.18	to	$2.14	$3,523	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	1,709	$1.84	to	$1.81	$3,157	0.55%	0.55%	to	1.45%	39.40%		to	38.15%
2012	1,718	$1.32	to	$1.31	$2,286	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	1,882	$1.10	to	$1.11	$2,093	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	2,159	$1.07	to	$1.08	$2,335	—	0.55%	to	1.45%	4.43%		to	3.49%
Invesco VI Intl Gro, Ser II
2014	2,846	$1.75	to	$1.43	$4,566	1.39%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	2,890	$1.76	to	$1.44	$4,679	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	3,007	$1.49	to	$1.23	$4,147	1.24%	0.55%	to	1.45%	14.62%		to	13.59%
2011	3,906	$1.30	to	$1.09	$4,706	1.19%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
2010	4,684	$1.40	to	$1.19	$6,142	0.47%	0.55%	to	1.45%	11.99%		to	10.99%
Invesco VI Mid Cap Gro, Ser I
2014	336	$1.43	to	$1.41	$478	—	0.75%	to	1.20%	7.23%		to	6.75%
2013	368	$1.33	to	$1.32	$488	0.39%	0.75%	to	1.20%	35.99%		to	35.39%
2012	442	$0.98	to	$0.97	$432	—	0.75%	to	1.20%	(2.22	%)(9)	to	(2.52	%)(9)
Invesco VI Mid Cap Gro, Ser II
2014	1,096	$1.42	to	$1.39	$1,546	—	0.55%	to	1.45%	7.10%		to	6.14%
2013	1,251	$1.33	to	$1.31	$1,655	0.22%	0.55%	to	1.45%	35.86%		to	34.64%
2012	1,387	$0.98	to	$0.97	$1,355	—	0.55%	to	1.45%	(2.10	%)(9)	to	(2.69	%)(9)
Invesco VI Tech, Ser I
2014	1,107	$1.85	to	$2.29	$1,478	—	0.55%	to	1.20%	10.44%		to	9.73%
2013	1,200	$1.68	to	$2.09	$1,443	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	1,363	$1.35	to	$1.69	$1,326	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	1,522	$1.22	to	$1.53	$1,351	0.17%	0.55%	to	1.20%	(5.57%)		to	(6.19%)
2010	1,886	$1.29	to	$1.64	$1,757	—	0.55%	to	1.20%	20.64%		to	19.86%

338	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Ivy VIP Asset Strategy
2014	1,064	$1.14	to	$1.11	$1,200	0.50%	0.55%	to	1.85%	(5.78%)		to	(7.00%)
2013	495	$1.21	to	$1.19	$597	0.02%	0.55%	to	1.85%	18.29	%(12)	to	17.27	%(12)
Janus Aspen Enterprise, Serv
2014	661	$1.17	to	$1.13	$767	0.03%	0.75%	to	0.95%	11.40%		to	11.18%
2013	684	$1.05	to	$1.02	$714	0.38%	0.75%	to	0.95%	31.05%		to	30.79%
2012	830	$0.80	to	$0.78	$660	—	0.75%	to	0.95%	16.11%		to	15.88%
2011	851	$0.69	to	$0.67	$584	—	0.75%	to	0.95%	(2.39%)		to	(2.58%)
2010	1,169	$0.70	to	$0.69	$823	—	0.75%	to	0.95%	24.58%		to	24.33%
Janus Aspen Flex Bond, Serv
2014	404	$1.03	to	$1.00	$413	3.32%	0.55%	to	1.85%	4.12%		to	2.77%
2013	183	$0.99	to	$0.98	$181	3.27%	0.55%	to	1.85%	(1.97	%)(12)	to	(2.82	%)(12)
Janus Aspen Gbl Alloc Mod, Serv
2014	96	$1.22	to	$1.08	$117	4.82%	0.55%	to	1.85%	2.66%		to	1.33%
2013	15	$1.19	to	$1.07	$19	2.64%	0.55%	to	1.85%	14.08%		to	6.29	%(12)
2012	—	$1.04	to	$1.03	$1	2.56%	0.55%	to	1.80%	3.40	%(10)	to	2.54	%(10)
Janus Aspen Global Tech, Serv
2014	896	$0.89	to	$3.04	$807	—	0.75%	to	1.20%	8.53%		to	8.04%
2013	1,018	$0.82	to	$2.82	$846	—	0.75%	to	1.20%	34.38%		to	33.78%
2012	1,245	$0.61	to	$2.11	$769	—	0.75%	to	1.20%	18.26%		to	17.72%
2011	1,628	$0.52	to	$1.79	$874	—	0.75%	to	1.20%	(9.34%)		to	(9.75%)
2010	2,130	$0.57	to	$1.98	$1,267	—	0.75%	to	1.20%	23.47%		to	22.91%
Janus Aspen Janus, Serv
2014	3,139	$1.56	to	$1.31	$4,779	0.22%	0.55%	to	1.85%	12.11%		to	10.67%
2013	3,836	$1.39	to	$1.19	$5,225	0.65%	0.55%	to	1.85%	29.28%		to	18.75	%(12)
2012	4,885	$1.08	to	$1.00	$5,166	0.42%	0.55%	to	1.80%	17.63%		to	1.04	%(9)
2011	6,490	$0.92	to	$1.08	$5,853	0.44%	0.55%	to	1.70%	(6.06%)		to	(7.13%)
2010	7,508	$0.98	to	$1.17	$7,233	0.06%	0.55%	to	1.70%	13.63%		to	16.35	%(6)
Janus Aspen Overseas, Serv
2014	1,513	$1.45	to	$2.75	$2,194	2.99%	0.75%	to	1.20%	(12.76%)		to	(13.15%)
2013	1,827	$1.66	to	$3.17	$3,026	2.99%	0.75%	to	1.20%	13.43%		to	12.92%
2012	2,484	$1.46	to	$2.81	$3,664	0.58%	0.75%	to	1.20%	12.33%		to	11.83%
2011	3,493	$1.30	to	$2.51	$4,637	0.38%	0.75%	to	1.20%	(32.84%)		to	(33.14%)
2010	4,984	$1.94	to	$3.76	$9,841	0.53%	0.75%	to	1.20%	24.08%		to	23.53%
Lazard Ret Global Dyn MA, Serv
2014	268	$1.15	to	$1.12	$307	0.91%	0.55%	to	1.85%	2.13%		to	0.82%
2013	33	$1.13	to	$1.12	$39	1.15%	0.55%	to	1.85%	10.55	%(12)	to	9.60	%(12)
MFS Inv Gro Stock, Serv Cl
2014	3,366	$2.02	to	$1.85	$4,586	0.29%	0.55%	to	1.45%	10.50%		to	9.51%
2013	3,922	$1.83	to	$1.69	$4,765	0.42%	0.55%	to	1.45%	29.33%		to	28.18%
2012	4,327	$1.42	to	$1.32	$3,981	0.22%	0.55%	to	1.45%	16.03%		to	15.00%
2011	5,149	$1.22	to	$1.15	$4,047	0.26%	0.55%	to	1.45%	(0.17%)		to	(1.07%)
2010	6,341	$1.22	to	$1.16	$4,968	0.30%	0.55%	to	1.45%	11.53%		to	10.54%
MFS New Dis, Serv Cl
2014	1,303	$2.27	to	$2.68	$2,239	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	1,672	$2.46	to	$2.93	$3,125	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	1,963	$1.75	to	$2.10	$2,621	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	2,719	$1.46	to	$1.76	$3,023	—	0.55%	to	1.20%	(10.98%)		to	(11.56%)
2010	3,550	$1.64	to	$1.99	$4,473	—	0.55%	to	1.20%	35.19%		to	34.32%
MFS Utilities, Serv Cl
2014	3,426	$2.99	to	$1.17	$9,594	1.90%	0.55%	to	1.85%	11.85%		to	10.41%
2013	3,640	$2.67	to	$1.06	$9,309	2.09%	0.55%	to	1.85%	19.55%		to	3.94	%(12)
2012	4,250	$2.24	to	$1.07	$9,194	6.36%	0.55%	to	1.80%	12.59%		to	5.85	%(10)
2011	5,023	$1.99	to	$1.22	$9,711	2.96%	0.55%	to	1.70%	5.92%		to	4.71%
2010	5,997	$1.87	to	$1.17	$11,066	3.10%	0.55%	to	1.70%	12.89%		to	15.75	%(6)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	339

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS UIF Global Real Est, Cl II
2014	2,084	$1.41	to	$1.33	$2,885	0.73%	0.55%	to	1.45%	13.23%		to	12.21%
2013	2,353	$1.25	to	$1.19	$2,888	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	2,338	$1.22	to	$1.17	$2,819	0.53%	0.55%	to	1.45%	29.23%		to	28.07%
2011	2,818	$0.94	to	$0.92	$2,636	3.25%	0.55%	to	1.45%	(10.64%)		to	(11.44%)
2010	2,823	$1.06	to	$1.04	$2,964	8.41%	0.55%	to	1.45%	21.65%		to	20.56%
MS UIF Mid Cap Gro, Cl II
2014	1,123	$1.81	to	$1.23	$2,123	—	0.55%	to	1.85%	1.28%		to	(0.02%)
2013	1,246	$1.79	to	$1.23	$2,321	0.23%	0.55%	to	1.85%	36.73%		to	21.92	%(12)
2012	1,687	$1.31	to	$0.92	$2,285	—	0.55%	to	1.80%	7.89%		to	(5.93	%)(10)
2011	2,046	$1.21	to	$1.15	$2,553	0.25%	0.55%	to	1.70%	(7.68%)		to	(8.74%)
2010	2,187	$1.31	to	$1.26	$2,954	—	0.55%	to	1.70%	31.54%		to	25.32	%(6)
NB AMT Abs Return Multi-Mgr, Cl S
2014	17	$0.99	to	$0.98	$19	—	0.55%	to	1.85%	(1.46	%)(15)	to	(2.11	%)(15)
NB AMT Intl Eq, Cl S
2014	1,117	$1.07	to	$1.13	$1,217	0.32%	0.55%	to	1.45%	(3.81%)		to	(4.67%)
2013	1,279	$1.12	to	$1.19	$1,454	1.35%	0.55%	to	1.45%	17.19%		to	16.14%
2012	1,578	$0.95	to	$1.02	$1,541	0.81%	0.55%	to	1.45%	17.83%		to	16.77%
2011	1,772	$0.81	to	$0.88	$1,479	6.11%	0.55%	to	1.45%	(12.81%)		to	(13.59%)
2010	1,936	$0.93	to	$1.01	$1,861	2.19%	0.55%	to	1.45%	21.34%		to	20.26%
NB AMT Soc Responsive, Cl S
2014	361	$1.86	to	$1.28	$665	0.11%	0.85%	to	1.85%	9.18%		to	8.09%
2013	500	$1.70	to	$1.18	$845	0.61%	0.85%	to	1.85%	36.25%		to	18.65	%(12)
2012	397	$1.25	to	$1.00	$494	0.11%	0.85%	to	1.80%	9.80%		to	0.87	%(10)
2011	369	$1.14	to	$1.13	$419	0.27%	0.85%	to	1.70%	(3.97%)		to	(4.78%)
2010	336	$1.19	to	$1.18	$397	0.02%	0.85%	to	1.70%	21.72%		to	17.47	%(6)
Oppen Eq Inc VA, Serv
2014	910	$1.45	to	$1.37	$1,306	1.44%	0.85%	to	1.45%	9.79%		to	9.13%
2013	926	$1.32	to	$1.26	$1,212	1.15%	0.85%	to	1.45%	27.61%		to	26.85%
2012	975	$1.03	to	$0.99	$1,000	1.13%	0.85%	to	1.45%	12.13%		to	11.45%
2011	1,025	$0.92	to	$0.89	$938	0.89%	0.85%	to	1.45%	(5.29%)		to	(5.86%)
2010	1,066	$0.97	to	$0.95	$1,032	0.88%	0.85%	to	1.45%	13.84%		to	13.15%
Oppen Global VA, Serv
2014	3,516	$1.99	to	$1.16	$6,227	0.87%	0.55%	to	1.85%	1.50%		to	0.18%
2013	3,914	$1.96	to	$1.15	$6,913	1.18%	0.55%	to	1.85%	26.29%		to	14.22	%(12)
2012	4,464	$1.55	to	$1.08	$6,316	1.95%	0.55%	to	1.80%	20.28%		to	7.96	%(10)
2011	5,107	$1.29	to	$1.06	$6,020	1.08%	0.55%	to	1.70%	(9.03%)		to	(10.07%)
2010	5,813	$1.42	to	$1.18	$7,620	1.25%	0.55%	to	1.70%	15.07%		to	17.83	%(6)
Oppen Global Strategic Inc VA, Srv
2014	16,601	$1.57	to	$0.97	$24,846	3.98%	0.55%	to	1.85%	1.93%		to	0.61%
2013	23,226	$1.54	to	$0.96	$34,246	4.65%	0.55%	to	1.85%	(0.91%)		to	(4.41	%)(12)
2012	25,951	$1.56	to	$1.41	$38,831	5.60%	0.55%	to	1.45%	12.53%		to	11.51%
2011	29,871	$1.39	to	$1.26	$39,888	3.00%	0.55%	to	1.45%	0.10%		to	(0.80%)
2010	37,820	$1.38	to	$1.27	$50,700	14.31%	0.55%	to	1.45%	14.14%		to	13.12%
Oppen Main St Sm Cap VA, Serv
2014	1,419	$2.31	to	$1.33	$3,028	0.63%	0.55%	to	1.85%	11.04%		to	9.60%
2013	1,363	$2.08	to	$1.21	$2,627	0.69%	0.55%	to	1.85%	39.85%		to	21.80	%(12)
2012	1,483	$1.49	to	$1.03	$2,058	0.33%	0.55%	to	1.80%	17.03%		to	3.33	%(10)
2011	1,635	$1.27	to	$1.17	$1,949	0.42%	0.55%	to	1.70%	(2.92%)		to	(4.03%)
2010	2,095	$1.31	to	$1.22	$2,591	0.44%	0.55%	to	1.70%	22.38%		to	21.44	%(6)

340	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT All Asset, Advisor Cl
2014	8,381	$1.47	to	$0.96	$11,897	4.76%	0.55%	to	1.85%	(0.10%)		to	(1.38%)
2013	11,696	$1.47	to	$0.97	$16,646	4.19%	0.55%	to	1.85%	(0.44%)		to	(3.73	%)(12)
2012	15,560	$1.48	to	$1.07	$22,365	4.97%	0.55%	to	1.80%	14.18%		to	6.19	%(10)
2011	15,081	$1.29	to	$1.06	$19,103	7.65%	0.55%	to	1.70%	1.37%		to	0.22%
2010	13,680	$1.27	to	$1.06	$17,166	4.97%	0.55%	to	1.70%	12.39%		to	6.10	%(6)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2014	108	$0.99	to	$0.93	$106	2.49%	0.55%	to	1.85%	4.00%		to	2.65%
2013	112	$0.95	to	$0.90	$106	2.94%	0.55%	to	1.85%	(8.41%)		to	(11.19	%)(12)
2012	105	$1.03	to	$1.03	$110	3.55%	0.55%	to	1.80%	2.91	%(10)	to	2.06	%(10)
PIMCO VIT Tot Return, Advisor Cl
2014	400	$1.00	to	$0.98	$436	2.50%	0.55%	to	1.85%	3.96%		to	2.61%
2013	262	$0.96	to	$0.95	$290	2.22%	0.55%	to	1.85%	(3.98	%)(12)	to	(4.83	%)(12)
Put VT Global Hlth Care, Cl IB
2014	753	$2.66	to	$2.82	$1,856	9.16%	0.55%	to	1.20%	26.94%		to	26.12%
2013	817	$2.09	to	$2.24	$1,595	1.12%	0.55%	to	1.20%	40.89%		to	39.97%
2012	823	$1.49	to	$1.60	$1,145	1.30%	0.55%	to	1.20%	21.60%		to	20.81%
2011	978	$1.22	to	$1.32	$1,124	3.62%	0.55%	to	1.20%	(1.72%)		to	(2.35%)
2010	1,162	$1.24	to	$1.36	$1,368	1.98%	0.55%	to	1.20%	1.90%		to	1.24%
Put VT Intl Eq, Cl IB
2014	627	$1.44	to	$1.85	$982	0.93%	0.55%	to	1.20%	(7.29%)		to	(7.89%)
2013	676	$1.56	to	$2.01	$1,148	1.58%	0.55%	to	1.20%	27.37%		to	26.54%
2012	886	$1.22	to	$1.59	$1,185	2.24%	0.55%	to	1.20%	21.25%		to	20.46%
2011	1,233	$1.01	to	$1.32	$1,369	3.42%	0.55%	to	1.20%	(17.39%)		to	(17.92%)
2010	1,517	$1.22	to	$1.61	$2,040	3.70%	0.55%	to	1.20%	9.41%		to	8.71%
Put VT Multi-Cap Gro, Cl IA
2014	2,735	$2.21	to	$2.21	$6,040	0.52%	1.25%	to	1.25%	12.39%		to	12.39%
2013	3,119	$1.96	to	$1.96	$6,130	0.73%	1.25%	to	1.25%	35.05%		to	35.05%
2012	3,409	$1.45	to	$1.45	$4,961	0.50%	1.25%	to	1.25%	15.63%		to	15.63%
2011	3,746	$1.26	to	$1.26	$4,715	0.40%	1.25%	to	1.25%	(6.06%)		to	(6.06%)
2010	4,233	$1.34	to	$1.34	$5,671	0.59%	1.25%	to	1.25%	18.38%		to	18.38%
Put VT Multi-Cap Gro, Cl IB
2014	448	$1.90	to	$1.85	$841	0.31%	0.55%	to	1.20%	12.86%		to	12.13%
2013	481	$1.68	to	$1.65	$803	0.52%	0.55%	to	1.20%	35.69%		to	34.81%
2012	607	$1.24	to	$1.22	$748	0.24%	0.55%	to	1.20%	16.12%		to	15.37%
2011	804	$1.07	to	$1.06	$856	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.22%)
2010	1,074	$1.13	to	$1.13	$1,215	—	0.55%	to	1.20%	13.15	%(7)	to	12.95	%(7)
Royce Micro-Cap, Invest Cl
2014	189	$3.08	to	$3.00	$571	—	0.75%	to	0.95%	(4.30%)		to	(4.49%)
2013	258	$3.22	to	$3.14	$816	0.53%	0.75%	to	0.95%	20.08%		to	19.84%
2012	325	$2.68	to	$2.62	$860	—	0.75%	to	0.95%	6.80%		to	6.58%
2011	369	$2.51	to	$2.46	$915	2.15%	0.75%	to	0.95%	(12.76%)		to	(12.93%)
2010	481	$2.88	to	$2.82	$1,371	1.83%	0.75%	to	0.95%	28.99%		to	28.73%
Third Ave Val
2014	471	$2.54	to	$2.47	$1,174	2.87%	0.75%	to	0.95%	3.60%		to	3.39%
2013	549	$2.45	to	$2.39	$1,322	3.31%	0.75%	to	0.95%	18.08%		to	17.84%
2012	619	$2.08	to	$2.03	$1,265	0.87%	0.75%	to	0.95%	26.38%		to	26.13%
2011	712	$1.64	to	$1.61	$1,154	1.75%	0.75%	to	0.95%	(21.89%)		to	(22.05%)
2010	896	$2.10	to	$2.06	$1,861	3.83%	0.75%	to	0.95%	13.21%		to	12.99%
VanEck VIP Global Gold, Cl S
2014	178	$0.72	to	$0.70	$128	0.22%	0.55%	to	1.85%	(6.55%)		to	(7.76%)
2013	87	$0.77	to	$0.76	$68	—	0.55%	to	1.85%	(23.15	%)(12)	to	(23.82	%)(12)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	341

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 2
2014	34,995	$1.54	to	$1.15	$53,048	—	0.55%	to	1.85%	4.95%		to	3.59%
2013	37,291	$1.47	to	$1.11	$54,068	—	0.55%	to	1.85%	20.08%		to	10.45	%(12)
2012	31,562	$1.23	to	$1.02	$38,257	—	0.55%	to	1.80%	13.09%		to	2.00	%(10)
2011	29,999	$1.08	to	$1.11	$32,283	—	0.55%	to	1.70%	(3.63%)		to	(4.73%)
2010	9,828	$1.12	to	$1.16	$11,021	—	0.55%	to	1.70%	13.63	%(5)	to	16.22	%(6)
VP Aggr, Cl 4
2014	45,642	$1.55	to	$1.48	$69,334	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	61,785	$1.47	to	$1.43	$89,785	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	70,793	$1.23	to	$1.20	$86,031	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	83,698	$1.09	to	$1.07	$90,296	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)
2010	89,107	$1.12	to	$1.12	$99,952	—	0.55%	to	1.45%	13.63	%(5)	to	12.96	%(5)
VP AC Div Bond, Cl 2
2014	384	$1.12	to	$0.99	$426	1.15%	0.85%	to	1.85%	4.92%		to	3.87%
2013	215	$1.07	to	$0.96	$229	1.61%	0.85%	to	1.85%	(3.53%)		to	(4.68	%)(12)
2012	247	$1.11	to	$1.02	$273	2.13%	0.85%	to	1.80%	3.96%		to	1.58	%(10)
2011	166	$1.07	to	$1.05	$177	1.00%	0.85%	to	1.70%	6.20%		to	5.30%
2010	59	$1.00	to	$1.00	$60	—	0.85%	to	1.70%	0.29	%(6)	to	(0.10	%)(6)
VP AQR Man Fut Strategy, Cl 2
2014	286	$1.13	to	$1.11	$322	1.46%	0.55%	to	1.85%	9.40%		to	7.99%
2013	167	$1.03	to	$1.02	$173	1.86%	0.55%	to	1.85%	1.48	%(12)	to	0.59	%(12)
VP BR Gl Infl Prot Sec, Cl 2
2014	362	$1.17	to	$0.97	$420	—	0.85%	to	1.85%	7.50%		to	6.42%
2013	371	$1.09	to	$0.91	$402	—	0.85%	to	1.85%	(6.40%)		to	(9.08	%)(12)
2012	372	$1.16	to	$1.04	$431	4.65%	0.85%	to	1.80%	4.72%		to	3.27	%(10)
2011	225	$1.11	to	$1.10	$250	8.12%	0.85%	to	1.70%	8.99%		to	8.05%
2010	29	$1.02	to	$1.01	$30	—	0.85%	to	1.70%	1.76	%(6)	to	1.36	%(6)
VP BR Gl Infl Prot Sec, Cl 3
2014	7,141	$1.44	to	$1.29	$9,824	—	0.55%	to	1.45%	8.00%		to	7.03%
2013	8,945	$1.33	to	$1.21	$11,437	—	0.55%	to	1.45%	(5.99%)		to	(6.85%)
2012	13,378	$1.41	to	$1.30	$18,244	4.36%	0.55%	to	1.45%	5.03%		to	4.08%
2011	14,976	$1.35	to	$1.24	$19,525	7.48%	0.55%	to	1.45%	9.43%		to	8.45%
2010	16,771	$1.23	to	$1.15	$20,060	0.80%	0.55%	to	1.45%	3.56%		to	2.63%
VP Col Wanger Intl Eq, Cl 2
2014	427	$1.43	to	$1.06	$606	2.19%	0.85%	to	1.85%	(4.86%)		to	(5.82%)
2013	504	$1.51	to	$1.12	$753	2.56%	0.85%	to	1.85%	20.99%		to	10.16	%(12)
2012	344	$1.25	to	$1.06	$427	1.31%	0.85%	to	1.80%	20.45%		to	4.31	%(10)
2011	150	$1.03	to	$1.02	$156	2.02%	0.85%	to	1.70%	(14.49%)		to	(15.21%)
2010	67	$1.21	to	$1.20	$81	0.49%	0.85%	to	1.70%	20.97	%(6)	to	20.50	%(6)
Col VP US Eq, Cl 2
2014	185	$1.97	to	$1.21	$357	—	0.85%	to	1.85%	2.17%		to	1.14%
2013	133	$1.93	to	$1.20	$256	—	0.85%	to	1.85%	33.59%		to	20.67	%(12)
2012	127	$1.44	to	$1.02	$183	—	0.85%	to	1.80%	18.55%		to	3.18	%(10)
2011	109	$1.22	to	$1.20	$133	—	0.85%	to	1.70%	(5.86%)		to	(6.66%)
2010	65	$1.29	to	$1.29	$84	—	0.85%	to	1.70%	29.16	%(6)	to	28.66	%(6)
VP Conserv, Cl 2
2014	32,887	$1.22	to	$1.02	$39,201	—	0.55%	to	1.85%	3.67%		to	2.33%
2013	41,212	$1.18	to	$0.99	$47,608	—	0.55%	to	1.85%	2.61%		to	(0.75	%)(12)
2012	56,493	$1.15	to	$1.02	$63,914	—	0.55%	to	1.80%	6.68%		to	1.86	%(10)
2011	46,252	$1.08	to	$1.06	$49,350	—	0.55%	to	1.70%	2.67%		to	1.49%
2010	19,021	$1.05	to	$1.05	$19,853	—	0.55%	to	1.70%	5.56	%(5)	to	4.60	%(6)

342	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 4
2014	50,401	$1.22	to	$1.17	$60,308	—	0.55%	to	1.45%	3.76%		to	2.82%
2013	69,977	$1.18	to	$1.14	$81,081	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	111,431	$1.15	to	$1.12	$126,458	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	121,004	$1.08	to	$1.06	$129,269	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	101,591	$1.05	to	$1.04	$106,130	—	0.55%	to	1.45%	5.56	%(5)	to	4.94	%(5)
VP DFA Intl Val, Cl 2
2014	307	$1.18	to	$1.05	$362	2.10%	0.85%	to	1.85%	(8.48%)		to	(9.40%)
2013	204	$1.29	to	$1.15	$263	1.99%	0.85%	to	1.85%	18.79%		to	13.28	%(12)
2012	139	$1.09	to	$1.06	$152	2.07%	0.85%	to	1.80%	15.64%		to	6.88	%(10)
2011	119	$0.94	to	$0.93	$113	2.17%	0.85%	to	1.70%	(20.23%)		to	(20.92%)
2010	63	$1.18	to	$1.18	$75	1.94%	0.85%	to	1.70%	18.02	%(6)	to	17.56	%(6)
VP EV Floating Rate Inc, Cl 2
2014	790	$1.16	to	$0.99	$907	3.89%	0.85%	to	1.85%	(0.28%)		to	(1.27%)
2013	762	$1.16	to	$1.01	$882	3.81%	0.85%	to	1.85%	3.05%		to	0.40	%(12)
2012	551	$1.12	to	$1.03	$625	4.68%	0.85%	to	1.80%	6.33%		to	2.21	%(10)
2011	368	$1.06	to	$1.04	$399	2.38%	0.85%	to	1.70%	1.07%		to	0.19%
2010	65	$1.05	to	$1.04	$84	—	0.85%	to	1.70%	4.62	%(6)	to	4.21	%(6)
VP GS Commodity Strategy, Cl 2
2014	131	$0.76	to	$0.75	$100	—	0.55%	to	1.85%	(17.40%)		to	(18.47%)
2013	34	$0.92	to	$0.91	$33	—	0.55%	to	1.85%	(7.00	%)(12)	to	(7.81	%)(12)
VP Holl Lg Cap Gro, Cl 2
2014	120	$1.83	to	$1.23	$219	—	0.85%	to	1.85%	6.14%		to	5.08%
2013	113	$1.72	to	$1.17	$194	—	0.85%	to	1.85%	29.84%		to	18.98	%(12)
2012	118	$1.33	to	$0.95	$156	—	0.85%	to	1.80%	10.81%		to	(4.89	%)(10)
2011	112	$1.20	to	$1.18	$134	—	0.85%	to	1.70%	(3.31%)		to	(4.14%)
2010	48	$1.24	to	$1.23	$60	—	0.85%	to	1.70%	23.91	%(6)	to	23.43	%(6)
VP Invesco Intl Gro, Cl 2
2014	452	$1.43	to	$1.11	$642	1.53%	0.85%	to	1.85%	(0.93%)		to	(1.91%)
2013	204	$1.44	to	$1.13	$294	1.33%	0.85%	to	1.85%	17.89%		to	12.26	%(12)
2012	170	$1.22	to	$1.05	$208	1.14%	0.85%	to	1.80%	14.38%		to	3.85	%(10)
2011	170	$1.07	to	$1.06	$182	1.44%	0.85%	to	1.70%	(7.90%)		to	(8.69%)
2010	37	$1.16	to	$1.16	$44	0.53%	0.85%	to	1.70%	16.28	%(6)	to	15.83	%(6)
VP JPM Core Bond, Cl 2
2014	253	$1.11	to	$0.99	$279	1.83%	0.85%	to	1.85%	4.22%		to	3.17%
2013	138	$1.07	to	$0.96	$147	2.32%	0.85%	to	1.85%	(3.31%)		to	(4.47	%)(12)
2012	246	$1.10	to	$1.02	$270	2.38%	0.85%	to	1.80%	3.59%		to	1.45	%(10)
2011	94	$1.06	to	$1.05	$100	1.19%	0.85%	to	1.70%	5.87%		to	4.95%
2010	29	$1.01	to	$1.00	$30	—	0.85%	to	1.70%	0.59	%(6)	to	0.20	%(6)
VP Jennison Mid Cap Gro, Cl 2
2014	195	$1.90	to	$1.24	$361	—	0.85%	to	1.85%	8.14%		to	7.06%
2013	168	$1.75	to	$1.16	$290	—	0.85%	to	1.85%	26.61%		to	15.74	%(12)
2012	135	$1.38	to	$1.01	$184	—	0.85%	to	1.80%	15.14%		to	(0.23	%)(10)
2011	52	$1.20	to	$1.19	$62	—	0.85%	to	1.70%	1.00%		to	0.14%
2010	17	$1.19	to	$1.19	$20	—	0.85%	to	1.70%	19.06	%(6)	to	18.60	%(6)
VP Loomis Sayles Gro, Cl 2
2014	70	$1.92	to	$1.29	$133	—	0.85%	to	1.85%	11.41%		to	10.29%
2013	57	$1.72	to	$1.17	$98	—	0.85%	to	1.85%	28.30%		to	17.05	%(12)
2012	45	$1.34	to	$0.97	$60	—	0.85%	to	1.80%	12.86%		to	(2.65	%)(10)
2011	41	$1.19	to	$1.17	$49	—	0.85%	to	1.70%	(1.72%)		to	(2.56%)
2010	8	$1.21	to	$1.21	$10	—	0.85%	to	1.70%	21.02	%(6)	to	20.55	%(6)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	343

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP MFS Val, Cl 2
2014	561	$1.93	to	$1.27	$1,064	—	0.85%	to	1.85%	9.17%		to	8.07%
2013	191	$1.77	to	$1.17	$331	—	0.85%	to	1.85%	34.34%		to	16.63	%(12)
2012	117	$1.31	to	$1.03	$153	—	0.85%	to	1.80%	14.97%		to	2.35	%(10)
2011	118	$1.14	to	$1.13	$134	—	0.85%	to	1.70%	(1.12%)		to	(1.96%)
2010	57	$1.16	to	$1.15	$66	—	0.85%	to	1.70%	15.65	%(6)	to	15.20	%(6)
VP Mod, Cl 2
2014	322,932	$1.40	to	$1.08	$440,902	—	0.55%	to	1.85%	4.49%		to	3.13%
2013	317,346	$1.34	to	$1.05	$416,742	—	0.55%	to	1.85%	10.75%		to	4.35	%(12)
2012	306,959	$1.21	to	$1.03	$365,766	—	0.55%	to	1.80%	10.26%		to	2.31	%(10)
2011	242,627	$1.09	to	$1.09	$263,319	—	0.55%	to	1.70%	(0.28%)		to	(1.42%)
2010	92,743	$1.10	to	$1.10	$101,395	—	0.55%	to	1.70%	9.82	%(5)	to	10.47	%(6)
VP Mod, Cl 4
2014	575,830	$1.40	to	$1.34	$789,901	—	0.55%	to	1.45%	4.48%		to	3.54%
2013	612,890	$1.34	to	$1.29	$807,838	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	652,210	$1.21	to	$1.18	$778,788	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	675,653	$1.09	to	$1.08	$734,628	—	0.55%	to	1.45%	(0.19%)		to	(1.08%)
2010	755,824	$1.10	to	$1.09	$826,603	—	0.55%	to	1.45%	9.82	%(5)	to	9.17	%(5)
VP Mod Aggr, Cl 2
2014	149,301	$1.47	to	$1.11	$215,582	—	0.55%	to	1.85%	4.57%		to	3.22%
2013	155,923	$1.41	to	$1.08	$216,294	—	0.55%	to	1.85%	15.44%		to	7.43	%(12)
2012	145,875	$1.22	to	$1.02	$176,036	—	0.55%	to	1.80%	11.62%		to	2.02	%(10)
2011	131,371	$1.09	to	$1.10	$142,553	—	0.55%	to	1.70%	(1.97%)		to	(3.09%)
2010	46,591	$1.11	to	$1.13	$51,792	—	0.55%	to	1.70%	11.61	%(5)	to	13.31	%(6)
VP Mod Aggr, Cl 4
2014	197,395	$1.48	to	$1.41	$286,116	—	0.55%	to	1.45%	4.64%		to	3.69%
2013	277,715	$1.41	to	$1.36	$386,167	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	310,574	$1.22	to	$1.19	$375,621	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	354,776	$1.09	to	$1.08	$385,889	—	0.55%	to	1.45%	(1.88%)		to	(2.76%)
2010	389,556	$1.12	to	$1.11	$433,471	—	0.55%	to	1.45%	11.71	%(5)	to	11.05	%(5)
VP Mod Conserv, Cl 2
2014	81,668	$1.30	to	$1.05	$103,884	—	0.55%	to	1.85%	4.20%		to	2.85%
2013	93,174	$1.25	to	$1.02	$114,338	—	0.55%	to	1.85%	6.54%		to	1.70	%(12)
2012	100,587	$1.18	to	$1.02	$116,533	—	0.55%	to	1.80%	8.15%		to	1.88	%(10)
2011	76,602	$1.09	to	$1.08	$82,606	—	0.55%	to	1.70%	1.30%		to	0.14%
2010	31,516	$1.07	to	$1.07	$33,706	—	0.55%	to	1.70%	7.42	%(5)	to	7.41	%(6)
VP Mod Conserv, Cl 4
2014	129,152	$1.31	to	$1.25	$165,714	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	156,063	$1.26	to	$1.21	$192,967	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	196,022	$1.18	to	$1.15	$228,479	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	201,183	$1.09	to	$1.07	$217,531	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	216,688	$1.07	to	$1.07	$232,021	—	0.55%	to	1.45%	7.52	%(5)	to	6.89	%(5)
VP MS Global Real Est, Cl 2
2014	407	$1.60	to	$1.03	$641	1.81%	0.85%	to	1.85%	12.85%		to	11.73%
2013	259	$1.41	to	$0.92	$363	6.60%	0.85%	to	1.85%	2.17%		to	(8.31	%)(12)
2012	170	$1.38	to	$1.14	$235	0.12%	0.85%	to	1.80%	29.11%		to	10.70	%(10)
2011	112	$1.07	to	$1.06	$121	4.30%	0.85%	to	1.70%	(10.38%)		to	(11.15%)
2010	28	$1.20	to	$1.19	$34	—	0.85%	to	1.70%	19.64	%(6)	to	19.18	%(6)
VP Multi-Mgr Div Inc, Cl 2
2014	5	$0.99	to	$0.98	$7	1.19%	0.55%	to	1.85%	(0.94	%)(15)	to	(1.59	%)(15)
VP Multi-Mgr Int Rate Adapt, Cl 2
2014	10	$0.99	to	$0.99	$11	1.79%	0.55%	to	1.85%	(0.83	%)(15)	to	(1.48	%)(15)

344	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP NFJ Divd Val, Cl 2
2014	345	$1.87	to	$1.23	$641	—	0.85%	to	1.85%	8.62%		to	7.53%
2013	220	$1.72	to	$1.14	$376	—	0.85%	to	1.85%	26.63%		to	13.19	%(12)
2012	183	$1.36	to	$1.04	$248	—	0.85%	to	1.80%	12.82%		to	4.50	%(10)
2011	121	$1.20	to	$1.19	$146	—	0.85%	to	1.70%	2.42%		to	1.55%
2010	8	$1.17	to	$1.17	$10	—	0.85%	to	1.70%	17.49	%(6)	to	17.04	%(6)
VP Nuveen Winslow Lg Cap Gro, Cl 2
2014	38	$2.02	to	$1.32	$74	—	0.85%	to	1.85%	9.23%		to	8.13%
2013	47	$1.85	to	$1.22	$85	—	0.85%	to	1.85%	35.06%		to	22.61	%(12)
2012	39	$1.37	to	$0.95	$51	—	0.85%	to	1.80%	12.33%		to	(3.59	%)(10)
2011	36	$1.22	to	$1.20	$44	—	0.85%	to	1.70%	(1.19%)		to	(2.03%)
2010	2	$1.23	to	$1.23	$2	—	0.85%	to	1.70%	23.31	%(6)	to	22.83	%(6)
VP Ptnrs Sm Cap Gro, Cl 2
2014	88	$1.92	to	$1.21	$165	—	0.85%	to	1.85%	(1.34%)		to	(2.32%)
2013	92	$1.94	to	$1.24	$175	—	0.85%	to	1.85%	38.71%		to	24.08	%(12)
2012	78	$1.40	to	$0.97	$109	—	0.85%	to	1.80%	10.02%		to	(4.30	%)(10)
2011	26	$1.27	to	$1.26	$33	—	0.85%	to	1.70%	(1.43%)		to	(2.27%)
2010	4	$1.29	to	$1.29	$5	—	0.85%	to	1.70%	29.05	%(6)	to	28.56	%(6)
VP Ptnrs Sm Cap Val, Cl 2
2014	103	$1.77	to	$1.19	$181	—	0.85%	to	1.85%	1.08%		to	0.06%
2013	123	$1.75	to	$1.19	$214	—	0.85%	to	1.85%	33.53%		to	19.59	%(12)
2012	137	$1.31	to	$1.03	$179	—	0.85%	to	1.80%	12.37%		to	3.51	%(10)
2011	84	$1.17	to	$1.15	$98	—	0.85%	to	1.70%	(5.33%)		to	(6.14%)
2010	21	$1.23	to	$1.23	$26	—	0.85%	to	1.70%	23.21	%(6)	to	22.73	%(6)
VP Ptnrs Sm Cap Val, Cl 3
2014	2,893	$2.09	to	$1.70	$7,653	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	3,557	$2.06	to	$1.69	$9,256	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	4,411	$1.54	to	$1.27	$8,577	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	5,764	$1.36	to	$1.14	$9,817	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
2010	7,108	$1.43	to	$1.21	$12,899	—	0.55%	to	1.45%	23.75%		to	22.63%
VP Pyramis Intl Eq, Cl 2
2014	202	$1.34	to	$1.03	$269	1.43%	0.85%	to	1.85%	(7.80%)		to	(8.71%)
2013	66	$1.45	to	$1.13	$97	1.77%	0.85%	to	1.85%	20.24%		to	10.56	%(12)
2012	34	$1.21	to	$1.09	$42	2.08%	0.85%	to	1.80%	19.58%		to	7.83	%(10)
2011	21	$1.01	to	$1.00	$22	2.41%	0.85%	to	1.70%	(13.60%)		to	(14.33%)
2010	2	$1.17	to	$1.17	$3	1.12%	0.85%	to	1.70%	17.10	%(6)	to	16.65	%(6)
VP Pyrford Intl Eq, Cl 2
2014	78	$1.05	to	$1.02	$83	2.57%	0.55%	to	1.85%	(0.74%)		to	(2.03%)
2013	32	$1.05	to	$1.04	$35	0.84%	0.55%	to	1.85%	5.50	%(13)	to	4.57	%(13)
VP Sit Divd Gro, Cl 2
2014	142	$1.72	to	$1.23	$239	—	0.85%	to	1.85%	10.63%		to	9.52%
2013	127	$1.55	to	$1.12	$194	—	0.85%	to	1.85%	27.18%		to	11.86	%(12)
2012	122	$1.22	to	$0.99	$149	—	0.85%	to	1.80%	9.66%		to	(0.92	%)(10)
2011	77	$1.11	to	$1.10	$85	—	0.85%	to	1.70%	(4.42%)		to	(5.23%)
2010	13	$1.16	to	$1.16	$15	—	0.85%	to	1.70%	16.40	%(6)	to	15.94	%(6)
VP Sit Divd Gro, Cl 3
2014	2,188	$1.49	to	$1.42	$3,206	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	2,773	$1.34	to	$1.29	$3,669	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	3,336	$1.05	to	$1.02	$3,468	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	4,606	$0.95	to	$0.93	$4,367	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
2010	5,405	$0.99	to	$0.98	$5,357	—	0.55%	to	1.45%	10.91%		to	9.92%

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	345

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP TCW Core Plus Bond, Cl 2
2014	140	$1.06	to	$0.99	$149	0.38%	0.85%	to	1.85%	3.93%		to	2.89%
2013	122	$1.02	to	$0.96	$125	0.52%	0.85%	to	1.85%	(3.17%)		to	(3.74	%)(12)
2012	95	$1.06	to	$1.00	$101	1.65%	0.85%	to	1.80%	1.19%		to	(0.39	%)(10)
2011	64	$1.05	to	$1.03	$68	0.77%	0.85%	to	1.70%	4.32%		to	3.43%
2010	25	$1.00	to	$1.00	$26	—	0.85%	to	1.70%	0.20	%(6)	to	(0.19	%)(6)
VP Vty Estb Val, Cl 2
2014	157	$1.97	to	$1.30	$303	—	0.85%	to	1.85%	10.96%		to	9.85%
2013	209	$1.78	to	$1.18	$366	—	0.85%	to	1.85%	34.51%		to	18.96	%(12)
2012	195	$1.32	to	$1.04	$255	—	0.85%	to	1.80%	15.87%		to	3.29	%(10)
2011	121	$1.14	to	$1.13	$138	—	0.85%	to	1.70%	(7.32%)		to	(8.11%)
2010	14	$1.23	to	$1.23	$18	—	0.85%	to	1.70%	23.09	%(6)	to	22.61	%(6)
VP Vty Estb Val, Cl 3
2014	367	$2.14	to	$1.86	$740	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	379	$1.92	to	$1.68	$687	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	356	$1.42	to	$1.26	$475	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	408	$1.22	to	$1.09	$470	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)
2010	366	$1.31	to	$1.18	$458	—	0.55%	to	1.45%	21.19%		to	20.11%
VP WF Short Duration Govt, Cl 2
2014	1,052	$1.00	to	$0.97	$1,058	0.12%	0.55%	to	1.85%	(0.08	%)(15)	to	(1.15%)
2013	255	$1.01	to	$0.98	$256	0.73%	0.85%	to	1.85%	(1.33%)		to	(1.83	%)(12)
2012	227	$1.03	to	$1.00	$232	0.96%	0.85%	to	1.80%	0.90%		to	(0.34	%)(10)
2011	179	$1.02	to	$1.00	$182	0.81%	0.85%	to	1.70%	1.33%		to	0.46%
2010	61	$1.00	to	$1.00	$62	—	0.85%	to	1.70%	0.41	%(6)	to	0.02	%(6)
Wanger Intl
2014	6,700	$2.46	to	$1.57	$14,313	1.42%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	7,611	$2.59	to	$1.67	$17,198	2.60%	0.55%	to	1.45%	21.70%		to	20.60%
2012	8,915	$2.13	to	$1.38	$16,768	1.17%	0.55%	to	1.45%	20.89%		to	19.80%
2011	10,953	$1.76	to	$1.16	$17,152	4.77%	0.55%	to	1.45%	(15.09%)		to	(15.85%)
2010	13,276	$2.07	to	$1.37	$24,827	1.60%	0.55%	to	1.45%	24.23%		to	23.12%
Wanger USA
2014	7,890	$2.14	to	$1.80	$21,191	—	0.55%	to	1.45%	4.21%		to	3.27%
2013	9,199	$2.05	to	$1.75	$23,958	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	10,946	$1.54	to	$1.32	$21,704	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	13,163	$1.29	to	$1.12	$22,222	—	0.55%	to	1.45%	(4.02%)		to	(4.88%)
2010	16,538	$1.35	to	$1.18	$29,532	—	0.55%	to	1.45%	22.68%		to	21.58%
WF Adv VT Index Asset Alloc, Cl 2
2014	1,157	$2.04	to	$2.20	$2,369	1.52%	0.75%	to	1.20%	17.18%		to	16.65%
2013	1,347	$1.74	to	$1.89	$2,357	1.61%	0.75%	to	1.20%	18.74%		to	18.20%
2012	1,680	$1.47	to	$1.60	$2,481	1.43%	0.75%	to	1.20%	12.19%		to	11.68%
2011	1,940	$1.31	to	$1.43	$2,550	2.98%	0.75%	to	1.20%	5.69%		to	5.22%
2010	2,409	$1.24	to	$1.36	$2,996	1.73%	0.75%	to	1.20%	12.44%		to	11.94%
WF Adv VT Intl Eq, Cl 2
2014	1,951	$1.43	to	$1.04	$2,512	2.67%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	2,150	$1.52	to	$1.12	$2,938	2.12%	0.55%	to	1.45%	18.87%		to	17.80%
2012	2,506	$1.28	to	$0.95	$2,889	1.30%	0.55%	to	1.45%	12.86%		to	11.84%
2011	3,281	$1.13	to	$0.85	$3,329	0.10%	0.55%	to	1.45%	(13.39%)		to	(14.16%)
2010	4,075	$1.31	to	$0.99	$4,817	1.69%	0.55%	to	1.45%	15.86%		to	14.83%
WF Adv VT Opp, Cl 2
2014	1,751	$2.18	to	$1.26	$3,992	0.06%	0.55%	to	1.85%	9.82%		to	8.40%
2013	2,087	$1.99	to	$1.16	$4,348	0.20%	0.55%	to	1.85%	29.96%		to	16.76	%(12)
2012	2,419	$1.53	to	$1.01	$3,917	0.09%	0.55%	to	1.80%	14.88%		to	1.27	%(10)
2011	3,066	$1.33	to	$1.14	$4,345	0.11%	0.55%	to	1.70%	(6.04%)		to	(7.11%)
2010	1,695	$1.42	to	$1.23	$2,583	0.77%	0.55%	to	1.70%	23.07%		to	22.11	%(6)

346	■ RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF Adv VT Sm Cap Gro, Cl 2
2014	1,715	$2.40	to	$1.30	$3,808	—	0.55%	to	1.85%	(2.42%)		to	(3.68%)
2013	1,988	$2.46	to	$1.35	$4,545	—	0.55%	to	1.85%	49.41%		to	35.94	%(12)
2012	2,493	$1.65	to	$0.93	$3,861	—	0.55%	to	1.80%	7.28%		to	(6.99	%)(10)
2011	3,049	$1.54	to	$1.20	$4,431	—	0.55%	to	1.70%	(5.12%)		to	(6.20%)
2010	4,128	$1.62	to	$1.27	$6,337	—	0.55%	to	1.70%	26.08%		to	26.80	%(6)
WA Var Global Hi Yd Bond, Cl II
2014	282	$1.00	to	$0.97	$281	10.65%	0.55%	to	1.85%	(2.04%)		to	(3.31%)
2013	51	$1.02	to	$1.01	$53	15.79%	0.55%	to	1.85%	1.04	%(12)	to	0.16	%(12)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 29, 2011.
(9)	New subaccount operations commenced on April 27, 2012.
(10)	New subaccount operations commenced on April 30, 2012.
(11)	New subaccount operations commenced on April 26, 2013.
(12)	New subaccount operations commenced on April 29, 2013.
(13)	New subaccount operations commenced on April 30, 2013.
(14)	New subaccount operations commenced on Nov. 18, 2013.
(15)	New subaccount operations commenced on June 30, 2014.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT ■	347

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York (the “Company”) at December 31, 2014 and December 31, 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 21, 2015

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2014	2013
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2014, $1,707,999; 2013, $1,653,778)	$1,842,234	$1,757,469
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2014 and 2013, $2,038)	144,614	149,952
Policy loans	45,112	41,099
Other investments	375	366
Total investments	2,032,335	1,948,886
Cash and cash equivalents	24,143	52,155
Reinsurance recoverables	117,296	110,425
Other receivables	8,587	7,933
Accrued investment income	19,148	19,752
Deferred acquisition costs	150,763	146,765
Other assets	176,629	106,708
Separate account assets	4,480,677	4,294,455
Total assets	$7,009,578	$6,687,079

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,980,331	$1,904,150
Other liabilities	127,322	107,665
Separate account liabilities	4,480,677	4,294,455
Total liabilities	6,588,330	6,306,270
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,906	106,851
Retained earnings	256,788	228,579
Accumulated other comprehensive income, net of tax	55,554	43,379
Total shareholder’s equity	421,248	380,809
Total liabilities and shareholder’s equity	$7,009,578	$6,687,079

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2014	2013	2012
Revenues
Premiums	$24,484	$24,284	$24,515
Net investment income	87,260	90,983	97,467
Policy and contract charges	106,271	99,975	90,417
Other revenues	21,257	19,180	16,937
Net realized investment gains	2,024	1,135	463
Total revenues	241,296	235,557	229,799

Benefits and expenses
Benefits, claims, losses and settlement expenses	64,479	52,288	57,786
Interest credited to fixed accounts	50,510	54,502	55,234
Amortization of deferred acquisition costs	13,159	8,098	19,537
Other insurance and operating expenses	45,498	44,490	44,574
Total benefits and expenses	173,646	159,378	177,131
Pretax income	67,650	76,179	52,668
Income tax provision	15,441	21,790	14,850
Net income	$52,209	$54,389	$37,818

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(358)	$(34)	$(457)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	14	(83)	14
Net impairment losses recognized in net realized investment gains	$(344)	$(117)	$(443)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2014	2013	2012

Net income	$52,209	$54,389	$37,818
Other comprehensive income (loss), net of tax:
Net unrealized securities gains (losses) arising during the period	21,170	(63,536)	32,542
Reclassification of net securities gains included in net income	(1,316)	(738)	(301)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables from unrealized gains on securities	(7,679)	18,909	(8,616)
Total other comprehensive income (loss), net of tax	12,175	(45,365)	23,625
Total comprehensive income	$64,384	$9,024	$61,443

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2012	$2,000	$106,659	$211,372	$65,119	$385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	2,000	106,751	199,190	88,744	396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	2,000	106,851	228,579	43,379	380,809
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)
Balances at December 31, 2014	$2,000	$106,906	$256,788	$55,554	$421,248

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2014	2013	2012
Cash Flows from Operating Activities
Net income	$52,209	$54,389	$37,818
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	4,273	3,351	2,228
Deferred income tax expense	13,346	1,140	1,077
Contractholder and policyholder charges, non-cash	(20,780)	(20,034)	(17,661)
Gain from equity method investments	(9)	(122)	(40)
Net realized investment gains	(2,368)	(1,252)	(906)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	344	117	443
Change in operating assets and liabilities:
Deferred acquisition costs	(5,398)	(11,097)	2,426
Policyholder account balances, future policy benefits and claims, net	77,397	(55,456)	(17,646)
Derivatives, net of collateral	(40,530)	43,395	17,722
Reinsurance recoverables	(8,177)	(10,163)	(8,063)
Other receivables	(586)	(1,228)	390
Accrued investment income	604	978	1,133
Other, net	(18,476)	6,962	(556)
Net cash provided by operating activities	51,849	10,980	18,365

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	16,620	20,988	26,975
Maturities, sinking fund payments and calls	208,977	238,974	233,481
Purchases	(280,820)	(233,274)	(280,861)
Proceeds from sales, maturities and repayments of commercial mortgage loans	22,231	28,238	20,771
Funding of mortgage loans	(16,893)	(22,898)	(22,769)
Purchase of land, buildings, equipment and software	(73)	—	—
Change in policy loans, net	(4,013)	(1,710)	(2,022)
Net cash provided by (used in) investing activities	(53,971)	30,318	(24,425)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	150,722	160,592	147,486
Net transfers to separate accounts	(28,652)	(21,615)	(4,851)
Surrenders and other benefits	(110,714)	(119,320)	(125,454)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	1,700	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(1,700)	—
Tax adjustment on share-based incentive compensation plan	55	100	92
Cash paid for purchased options with deferred premiums	(13,301)	(13,922)	(13,371)
Cash dividends to RiverSource Life Insurance Company	(24,000)	(25,000)	(50,000)
Net cash used in financing activities	(25,890)	(19,165)	(46,098)
Net increase (decrease) in cash and cash equivalents	(28,012)	22,133	(52,158)
Cash and cash equivalents at beginning of period	52,155	30,022	82,180
Cash and cash equivalents at end of period	$24,143	$52,155	$30,022

Supplemental Disclosures:
Income taxes paid, net	$25,500	$35,436	$17,518

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 21, 2015, the date the financial statements were available to be issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions existed, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of

RiverSource Life Insurance Co. of New York

other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

RiverSource Life Insurance Co. of New York

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset or liability and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument

RiverSource Life Insurance Co. of New York

depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, a subsidiary of Ameriprise Financial, advisors and employees and third party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities. For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition thus no longer provide for adverse deviations in experience.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates, variable annuity benefit utilization rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and

RiverSource Life Insurance Co. of New York

assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees

Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates.

RiverSource Life Insurance Co. of New York

The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 11 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance

Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the

RiverSource Life Insurance Co. of New York

amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 17 for additional information on the Company’s valuation allowance.

Sources of Revenue

Premiums

Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income

Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges

Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products), and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

RiverSource Life Insurance Co. of New York

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Revenues

Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses

Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes

In July 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company adopted the standard in 2014. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax and increased AOCI by $6.8 million after-tax, totaling to a $59.1 million after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Presentation of Financial Statements — Going Concern

In August 2014, the FASB updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. The standard requires that management evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. The standard is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

Transfers and Servicing

In June 2014, the FASB updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. Early adoption of the standard is prohibited. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. As the Company does not have

RiverSource Life Insurance Co. of New York

repurchase-to-maturity transactions, the adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2016 and early adoption is prohibited. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

4.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2014
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)
Fixed maturities:
Corporate debt securities	$1,168,401	$104,810	$(5,730)	$1,267,481	$192
Residential mortgage backed securities	220,406	8,599	(1,551)	227,454	(357)
Commercial mortgage backed securities	158,031	5,326	(1,024)	162,333	—
State and municipal obligations	83,192	20,096	(4)	103,284	—
Asset backed securities	73,769	3,305	(40)	77,034	—
Foreign government bonds and obligations	2,733	375	—	3,108	—
U.S. government and agencies obligations	1,467	73	—	1,540	—
Total	$1,707,999	$142,584	$(8,349)	$1,842,234	$(165)

	December 31, 2013
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)
Fixed maturities:
Corporate debt securities	$1,148,895	$97,267	$(9,693)	$1,236,469	$172
Residential mortgage backed securities	195,756	6,149	(4,885)	197,020	(448)
Commercial mortgage backed securities	154,518	5,476	(2,146)	157,848	—
State and municipal obligations	83,186	8,635	(238)	91,583	—
Asset backed securities	65,781	3,042	(319)	68,504	—
Foreign government bonds and obligations	2,842	370	(81)	3,131	—
U.S. government and agencies obligations	2,800	114	—	2,914	—
Total	$1,653,778	$121,053	$(17,362)	$1,757,469	$(276)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2014 and 2013, investment securities with a fair value of $32.5 million and $68.2 million, respectively, were pledged to meet contractual obligations under derivative contracts.

At December 31, 2014 and 2013, fixed maturity securities comprised approximately 91% and 90%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2014 and 2013, approximately $140.0 million and $103.1 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2014			December 31, 2013
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$374,584	$391,684	21%	$348,703	$356,761	20%
AA	74,538	95,024	5	81,393	93,163	5
A	335,236	373,669	20	339,433	363,207	21
BBB	814,316	872,112	48	775,835	834,404	48
Below investment grade	109,325	109,745	6	108,414	109,934	6
Total fixed maturities	$1,707,999	$1,842,234	100%	$1,653,778	$1,757,469	100%

At December 31, 2014 and 2013, approximately 51% and 44%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. At December 31, 2014, the Company had holdings of $43.6 million in Kinder Morgan, Inc., which are greater than 10% of total equity. There were no other holdings of any other issuer greater than 10% of total equity at December 31, 2014 and 2013.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2014
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	73	$181,943	$(3,764)	26	$97,615	$(1,966)	99	$279,558	$(5,730)
Residential mortgage backed securities	4	28,908	(50)	15	34,542	(1,501)	19	63,450	(1,551)
Commercial mortgage backed securities	8	22,085	(35)	3	22,126	(989)	11	44,211	(1,024)
State and municipal obligations	1	996	(4)	—	—	—	1	996	(4)
Asset backed securities	1	1,953	(13)	1	4,139	(27)	2	6,092	(40)
Total	87	$235,885	$(3,866)	45	$158,422	$(4,483)	132	$394,307	$(8,349)

	December 31, 2013
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	87	$229,712	$(8,411)	7	$18,426	$(1,282)	94	$248,138	$(9,693)
Residential mortgage backed securities	14	88,690	(4,045)	14	12,682	(840)	28	101,372	(4,885)
Commercial mortgage backed securities	9	40,538	(1,588)	1	6,594	(558)	10	47,132	(2,146)
State and municipal obligations	2	3,820	(238)	—	—	—	2	3,820	(238)
Asset backed securities	5	8,213	(164)	1	4,198	(155)	6	12,411	(319)
Foreign government bonds and obligations	2	948	(81)	—	—	—	2	948	(81)
Total	119	$371,921	$(14,527)	23	$41,900	$(2,835)	142	$413,821	$(17,362)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Beginning balance	$1,416	$1,299	$2,727
Credit losses for which an other-than-temporary impairment was not previously recognized	15	—	36
Credit losses for which an other-than-temporary impairment was previously recognized	21	117	407
Reductions for securities sold during the period (realized)	—	—	(1,871)
Ending balance	$1,452	$1,416	$1,299

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale

RiverSource Life Insurance Co. of New York

securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in AOCI:

(in thousands)	Net Unrealized Securities Gains (Loss)	Deferred Income Tax	AOCI Related to Net Unrealized Securities Gains
Balances at January 1, 2012	$100,184	$(35,065)	$65,119
Net unrealized securities gains arising during the period(1)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact of other adjustments	(13,256)	4,640	(8,616)
Balances at December 31, 2012	136,530	(47,786)	88,744 (2)
Net unrealized securities losses arising during the period(1)	(97,748)	34,212	(63,536)
Reclassification of net securities gains included in net income	(1,135)	397	(738)
Impact of other adjustments	29,090	(10,181)	18,909
Balances at December 31, 2013	66,737	(23,358)	43,379 (2)
Net unrealized securities gains arising during the period(1)	32,568	(11,398)	21,170
Reclassification of net securities gains included in net income	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Balances at December 31, 2014	$85,468	$(29,914)	$55,554 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(2)

Includes $94 thousand, $157 thousand and $544 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2014, 2013 and 2012, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Gross realized investment gains	$2,543	$1,263	$1,086
Gross realized investment losses	(175)	(11)	(180)
Other-than-temporary impairments	(344)	(117)	(443)
Total	$2,024	$1,135	$463

Other-than-temporary impairments for the year ended December 31, 2014 primarily related to credit losses on non-agency residential mortgage backed securities and corporate debt securities. Other-than-temporary impairments for the years ended December 31, 2013 and 2012 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2014 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$81,017	$82,162
Due after one year through five years	555,354	595,677
Due after five years through 10 years	379,453	388,478
Due after 10 years	239,969	309,096
	1,255,793	1,375,413
Residential mortgage backed securities	220,406	227,454
Commercial mortgage backed securities	158,031	162,333
Asset backed securities	73,769	77,034
Total	$1,707,999	$1,842,234

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Fixed maturities	$79,039	$82,640	$88,409
Commercial mortgage loans	8,247	8,578	8,972
Policy loans and other investments	2,039	1,959	2,120
	89,325	93,177	99,501
Less: investment expenses	2,065	2,194	2,034
Total	$87,260	$90,983	$97,467

5.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to loans and the allowance for loan losses.

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
Commercial Mortgage Loans (in thousands)	2014	2013	2012
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2014	2013
Individually evaluated for impairment	$—	$1,523
Collectively evaluated for impairment	146,652	150,467
Total	$146,652	$151,990

As of December 31, 2014 and 2013, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was nil and $1.5 million, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2014 and 2013. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 1% of total commercial mortgage loans at December 31, 2014 and 2013, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in thousands)
South Atlantic	$38,607	$42,985	26%	28%
Pacific	27,929	21,385	19	14
Middle Atlantic	19,781	18,578	13	12
East North Central	15,851	15,614	11	10
Mountain	15,432	18,874	11	13
West North Central	12,480	10,111	9	7
New England	9,652	11,927	7	8
East South Central	5,022	10,519	3	7
West South Central	1,898	1,997	1	1

	146,652	151,990	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$144,614	$149,952

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in thousands)
Retail	$36,815	$40,992	25%	27%
Industrial	33,815	34,344	23	22
Office	30,761	33,029	21	22
Apartments	29,544	28,770	20	19
Mixed use	5,403	4,217	4	3
Hotel	—	1,523	—	1
Other	10,314	9,115	7	6

	146,652	151,990	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$144,614	$149,952

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2014 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment, offset by favorable persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected the impact of assumed interest rates and changes in assumed policyholder behavior. The impact for the year ended December 31, 2012 primarily reflected the low interest rate environment and the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$146,765	$127,704	$133,032
Capitalization of acquisition costs	18,557	19,195	17,111
Amortization, excluding the impact of valuation assumptions review	(13,859)	(13,498)	(18,337)
Amortization, impact of valuation assumptions review	700	5,400	(1,200)
Impact of change in net unrealized securities losses (gains)	(1,400)	7,964	(2,902)
Balance at December 31	$150,763	$146,765	$127,704

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$18,954	$18,242	$21,222
Capitalization of sales inducement costs	273	285	523
Amortization, excluding the impact of valuation assumptions review	(2,351)	(1,964)	(2,262)
Amortization, impact of valuation assumptions review	200	1,000	(800)
Impact of change in net unrealized securities losses (gains)	(106)	1,391	(441)
Balance at December 31	$16,970	$18,954	$18,242

7.  REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2014 and 2013, traditional life and UL insurance in force aggregated $11.3 billion and $11.1 billion, respectively, of which $7.8 billion and $7.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Direct premiums	$36,205	$35,607	$35,602
Reinsurance ceded	(11,721)	(11,323)	(11,087)
Net premiums	$24,484	$24,284	$24,515

Policy and contract charges are presented on the Statements of Income net of $5.0 million, $4.3 million and $4.5 million of reinsurance ceded for the years ended December 31, 2014, 2013 and 2012, respectively.

Reinsurance recovered from reinsurers was $11.9 million, $8.5 million and $7.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $86.3 million and $78.9 million related to LTC risk ceded to Genworth as of December 31, 2014 and 2013, respectively. Included in policyholder account balances, future policy benefits and claims is $2.7 million and $3.0 million related to a previously assumed reinsurance arrangement as of December 31, 2014 and 2013, respectively.

RiverSource Life Insurance Co. of New York

8.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2014		2013
Policyholder account balances
Fixed annuities	$1,011,775		$1,033,712
Variable annuity fixed sub-accounts	247,746		250,599
VUL/UL insurance	183,810		179,924
IUL insurance	22,674		10,650
Other life insurance	38,117		39,598
Total policyholder account balances	1,504,122		1,514,483
Future policy benefits
Variable annuity GMWB	27,840		(29,203	)(1)
Variable annuity GMAB	(3,944	)(2)	(6,133	)(2)
Other annuity liabilities	7,700		5,590
Fixed annuities life contingent liabilities	91,227		91,092
Life, DI and LTC insurance	318,893		298,398
VUL/UL and other life insurance additional liabilities	27,364		20,735
Total future policy benefits	469,080		380,479
Policy claims and other policyholder’ funds	7,129		9,188
Total policyholder account balances, future policy benefits and claims	$1,980,331		$1,904,150

(1)	Includes the value of GMWB embedded derivatives that was a net asset at December 31, 2013 reported as a contra liability.
(2)	Includes the value of GMAB embedded derivatives that was a net asset at both December 31, 2014 and 2013 reported as a contra liability.

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2014	2013
Variable annuity	$4,073,573	$3,897,764
VUL insurance	406,303	395,588
Other insurance	801	1,103
Total	$4,480,677	$4,294,455

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 11 and Note 15 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Co. of New York

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with a living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2014				December 31, 2013
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$2,924,873	$2,842,871	$1,057	64	$2,707,746	$2,623,523	$1,251	63
Five/six-year reset	571,861	425,897	1,919	64	610,893	465,907	2,829	64
One-year ratchet	552,092	537,908	1,550	65	552,355	535,168	1,151	65
Five-year ratchet	222,112	216,465	247	63	220,521	215,495	263	62
Total — GMDB	$4,270,938	$4,023,141	$4,773	64	$4,091,515	$3,840,093	$5,494	63
GMIB	$16,805	$15,811	$72	65	$19,568	$18,579	$61	64
GMWB:
GMWB	$227,961	$227,149	$10	68	$239,913	$238,959	$11	67
GMWB for life	2,062,524	2,052,018	86	65	1,866,258	1,849,756	92	65
Total — GMWB	$2,290,485	$2,279,167	$96	65	$2,106,171	$2,088,715	$103	65
GMAB	$309,247	$308,156	$82	57	$298,673	$297,293	$74	56

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2014		December 31, 2013
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$405	63	$394	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2012	$189	$479	$66,621	$13,632	$9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)
Balance at December 31, 2012	320	492	36,060	5,912	12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)
Balance at December 31, 2013	359	360	(29,203)	(6,133)	15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	$600	$381	$27,840	$(3,944)	$19,158

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2014	2013
Mutual funds:
Equity	$2,288,087	$2,136,649
Bond	1,463,515	1,482,603
Other	258,080	216,828
Total mutual funds	$4,009,682	$3,836,080

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2014, 2013 and 2012.

10.  LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. There were no amounts outstanding on this line of credit at December 31, 2014 and 2013.

11.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2014
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,116,512	$150,969	$1,267,481
Residential mortgage backed securities	—	226,646	808	227,454
Commercial mortgage backed securities	—	162,333	—	162,333
State and municipal obligations	—	103,284	—	103,284
Asset backed securities	—	73,643	3,391	77,034
Foreign government bonds and obligations	—	3,108	—	3,108
U.S. government and agencies obligations	273	1,267	—	1,540
Total Available-for-Sale securities: Fixed maturities	273	1,686,793	155,168	1,842,234
Cash equivalents	—	23,799	—	23,799
Other assets:
Interest rate derivative contracts	—	58,855	—	58,855
Equity derivative contracts	10,430	43,405	—	53,835
Foreign exchange derivative contracts	—	1,237	—	1,237
Total other assets	10,430	103,497	—	113,927
Separate account assets	—	4,480,677	—	4,480,677
Total assets at fair value	$10,703	$6,294,766	$155,168	$6,460,637

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$9,754	$9,754
GMWB and GMAB embedded derivatives	—	—	19,338	19,338	(2)
Total policyholder account balances, future policy benefits and claims	—	—	29,092	29,092	(1)
Other liabilities:
Interest rate derivative contracts	—	13,836	—	13,836
Equity derivative contracts	6,893	58,086	—	64,979
Foreign exchange derivative contracts	—	171	—	171
Total other liabilities	6,893	72,093	—	78,986
Total liabilities at fair value	$6,893	$72,093	$29,092	$108,078

(1)	The Company’s adjustment for nonperformance risk resulted in a $15.9 million cumulative decrease to the embedded derivatives.
(2)	The fair value of the GMWB and GMAB embedded derivatives included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.

RiverSource Life Insurance Co. of New York

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,108,016	$128,453	$1,236,469
Residential mortgage backed securities	—	197,020	—	197,020
Commercial mortgage backed securities	—	157,848	—	157,848
State and municipal obligations	—	91,583	—	91,583
Asset backed securities	—	54,816	13,688	68,504
Foreign government bonds and obligations	—	3,131	—	3,131
U.S. government and agencies obligations	1,306	1,608	—	2,914
Total Available-for-Sale securities: Fixed maturities	1,306	1,614,022	142,141	1,757,469
Cash equivalents	—	51,999	—	51,999
Other assets:
Interest rate derivative contracts	—	21,710	—	21,710
Equity derivative contracts	—	33,026	—	33,026
Total other assets	—	54,736	—	54,736
Separate account assets	—	4,294,455	—	4,294,455
Total assets at fair value	$1,306	$6,015,212	$142,141	$6,158,659

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$3,293	$3,293
GMWB and GMAB embedded derivatives	—	—	(38,357)	(38,357	)(2)
Total policyholder account balances, future policy benefits and claims	—	—	(35,064)	(35,064	)(1)
Other liabilities:
Interest rate derivative contracts	—	37,278	—	37,278
Equity derivative contracts	8,669	40,280	—	48,949
Total other liabilities	8,669	77,558	—	86,227
Total liabilities at fair value	$8,669	$77,558	$(35,064)	$51,163

(1)	The Company’s adjustment for nonperformance risk resulted in a $6.9 million cumulative decrease to the embedded derivatives.
(2)

The fair value of the GMWB and GMAB embedded derivatives was reported as a contra liability, including $45.8 million of individual contracts in an asset position and $7.4 million of individual contracts in a liability position.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(1)	(1,326	)(2)	(43,753	)(3)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2014 included in:
Net investment income	$(162)	$(4)	$—	$(1)	$(167)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—		(43,616)		(43,616)
Interest credited to fixed accounts	—	—	—	—	—		(1,326)		—		(1,326)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive income	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—
Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$—	$(79,451)	$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	48 (2)	50,808 (3)	50,856
Other comprehensive loss	413	654	438	(101)	1,404		—	—	—
Purchases	55,096	—	—	—	55,096		—	—	—
Issues	—	—	—	—	—		(1,048)	(10,750)	(11,798)
Settlements	(6,456)	(278)	(25)	—	(6,759)		2	(541)	(539)
Transfers into Level 3	—	—	12,154	—	12,154		—	—	—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—	—	—
Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—	49,074	49,074
Interest credited to fixed accounts	—	—	—	—	—		48	—	48

(1)	Represents a $65 thousand gain included in net investment income and a $218 thousand loss included in net realized investment gains in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $7.0 million, $(9.2) million and $(3.7) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2014, 2013 and 2012, respectively.

During the year ended December 31, 2012, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$150,751	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$9,754	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$19,338	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	44.5%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

RiverSource Life Insurance Co. of New York

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$128,112	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	4.5%	1.6%
IUL embedded derivatives	$3,293	Discounted cash flow	Nonperformance risk(1)	74		bps
GMWB and GMAB embedded derivatives	$(38,357)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.1%	–	42.2%
			Market volatility(3)	4.9%	–	18.8%
			Nonperformance risk(1)	74		bps
			Elective contractholder strategy allocations(4)	0.0%	–	50.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk, surrender rate and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews

RiverSource Life Insurance Co. of New York

the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2014 and 2013. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchanged-traded are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2014 and 2013. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

RiverSource Life Insurance Co. of New York

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the tables with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2014
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$144,614	$—	$—	$152,281	$152,281
Policy loans	45,112	—	—	45,239	45,239

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,015,155	$—	$—	$1,129,359	$1,129,359
Separate account liabilities	6,200	—	6,200	—	6,200

	December 31, 2013
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$149,952	$—	$—	$153,679	$153,679
Policy loans	41,099	—	—	41,397	41,397

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,036,540	$—	$—	$1,095,459	$1,095,459
Separate account liabilities	6,202	—	6,202	—	6,202

Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.  RELATED PARTY TRANSACTIONS

CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2014, 2013 and 2012, the Company received $16.4 million, $14.6 million and $13.0 million, respectively, from CMIA for these services.

RiverSource Life Insurance Co. of New York

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $28.2 million, $29.1 million and $27.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2014, 2013 and 2012, the Company paid cash dividends of $24.0 million, $25.0 million and $50.0 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2014 and 2013, the Company had an amount due from Ameriprise Financial for federal income taxes of $34.7 million and $12.1 million, respectively.

13.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $52.8 million, $111.4 million and $93.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.

At December 31, 2014 and 2013, bonds carried at $273 thousand and $289 thousand, respectively, were on deposit with the State of New York as required by law.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2014	2013	2012
Net income, per accompanying GAAP financial statements	$52,209	$54,389	$37,818
Capitalization/amortization of DAC, net (GAAP item)	(5,398)	(11,097)	2,426
Capitalization/amortization of DSIC, net (GAAP item)	1,878	679	2,539
Change in deferred income taxes(1) (2)	13,346	1,140	1,077
Current income tax expense(1)	798	324	1,801
Change in future policy benefits(1)	26,848	(29,614)	(5,403)
Change in separate account liability adjustment (SAP item)	(1,848)	4,368	(617)
Derivatives(1) (2)	(45,588)	68,116	40,461
Other, net	385	2,136	2,314
Net income (loss), SAP basis(3)	$42,630	$90,441	$82,416

(1)	Represents valuation differences between GAAP and SAP income statement amounts.
(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.
(3)

Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

RiverSource Life Insurance Co. of New York

Shareholder’s Equity

	December 31,
(in thousands)	2014	2013
Shareholder’s equity, per accompanying GAAP financial statements	$421,248	$380,809
DAC (GAAP item)	(150,763)	(146,765)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(134,235)	(103,691)
DSIC (GAAP item)	(16,970)	(18,954)
Future policy benefits(1)	5,410	(27,080)
Deferred income taxes, net(1)	48,259	50,269
Separate account liability adjustment (SAP item)	157,234	158,297
Non-admitted assets (SAP item)	(13,125)	(32,036)
Asset valuation reserve (SAP item)	(14,324)	(243)
Interest maintenance reserve (SAP item)	(6,718)	(6,917)
Other, net	1,616	(3,371)
Capital and surplus, SAP basis(2)	$297,632	$250,318
(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.
(2)	Includes unassigned surplus of $188.7 million and $141.5 million at December 31, 2014 and 2013, respectively.

14.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$92,522	$—	$92,522	$(59,450)	$(3,413)	$(24,449)	$5,210
OTC cleared	17,523	—	17,523	(10,563)	(6,960)	—	—
Exchange-traded	3,882	—	3,882	—	—	—	3,882
Total derivatives	$113,927	$—	$113,927	$(70,013)	$(10,373)	$(24,449)	$9,092

	December 31, 2013
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$53,971	$—	$53,971	$(33,403)	$(3,490)	$(15,480)	$1,598
OTC cleared	765	—	765	(765)	—	—	—
Total derivatives	$54,736	$—	$54,736	$(34,168)	$(3,490)	$(15,480)	$1,598

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
OTC derivatives	$68,423	$—	$68,423	$(59,450)	$—	$(8,973)	$—
OTC cleared derivatives	10,563	—	10,563	(10,563)	—	—	—
Total	$78,986	$—	$78,986	$(70,013)	$—	$(8,973)	$—

	December 31, 2013
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
OTC derivatives	$83,565	$—	$83,565	$(33,403)	$—	$(50,162)	$—
OTC cleared derivatives	2,662	—	2,662	(765)	(1,855)	—	42
Total	$86,227	$—	$86,227	$(34,168)	$(1,855)	$(50,162)	$42

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

Derivatives not designated as hedging instruments	Balance Sheet Location	Asset		Balance Sheet Location	Liability
		December 31,			December 31,
		2014	2013		2014	2013
		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$58,855	$21,710	Other liabilities	$13,836	$37,278
Equity contracts	Other assets	52,223	32,407	Other liabilities	64,489	48,737
Foreign exchange contracts	Other assets	1,237	—	Other liabilities	171	—
Embedded derivatives(1)	N/A	—	—	Policyholder account balances, future policy benefits and claims(2)	19,338	(38,357)

Total GMWB and GMAB		112,315	54,117		97,834	47,658

Other derivatives:
Equity
IUL	Other assets	1,612	619	Other liabilities	490	212
IUL embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	9,754	3,293

Total other		1,612	619		10,244	3,505

Total derivatives		$113,927	$54,736		$108,078	$51,163

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.
(2)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 reported as a contra liability, including $45.8 million of individual contracts in an asset position and $7.4 million of individual contracts in a liability position.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

Derivatives not designated as hedging instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Amount of Gain (Loss) on Derivatives Recognized in Income
		Years Ended December 31,
		2014	2013	2012
		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$61,137	$(40,944)	$14,356
Equity contracts	Benefits, claims, losses and settlement expenses	(22,958)	(49,169)	(62,257)
Foreign exchange contracts	Benefits, claims, losses and settlement expenses	2,200	1,247	1,443
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	(57,965)	78,292	39,517
Total GMWB and GMAB		(17,586)	(10,574)	(6,941)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	595	299	(8)
IUL embedded derivatives	Interest credited to fixed accounts	(1,252)	(411)	52
Total other		(657)	(112)	44
Total derivatives		$(18,243)	$(10,686)	$(6,897)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company

RiverSource Life Insurance Co. of New York

economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions and interest rate swaps. At December 31, 2014 and 2013, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $3.9 billion and $2.4 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable	Premiums Receivable
2015	$14,185	$—
2016	12,789	—
2017	10,015	—
2018	8,715	5,259
2019	6,675	—
2020-2025	7,086	—
Total	$59,465	$5,259

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $37.9 million and $12.6 million at December 31, 2014 and 2013, respectively.

Embedded Derivatives

Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity components of the IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2014 and 2013, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $9.0 million and $50.2 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2014 and 2013 was $9.0 million and $50.2 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2014 and 2013 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

16.  SHAREHOLDER’S EQUITY

The following table provides information related to amounts reclassified from AOCI:

		Years Ended December 31,
AOCI Reclassification	Location of Gain Recognized in Income	2014	2013
		(in thousands)
Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(2,024)	$(1,135)
Tax expense	Income tax provision	708	397
Net of tax		$(1,316)	$(738)

RiverSource Life Insurance Co. of New York

See Note 4 for additional information related to the impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI.

17.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Current income tax
Federal	$2,086	$20,332	$13,781
State	9	318	(8)
Total current income tax	2,095	20,650	13,773
Deferred federal income tax	13,346	1,140	1,077
Total income tax provision	$15,441	$21,790	$14,850

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2014	2013	2012
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(10.6)	(7.2)	(7.5)
Other	(1.6)	0.8	0.7
Income tax provision	22.8%	28.6%	28.2%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction.

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets and other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2014	2013
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$73,812	$49,050
Investment related	—	20,295
Other	3,044	2,297
Gross deferred income tax assets	76,856	71,642
Deferred income tax liabilities
Deferred acquisition costs	36,915	35,468
Net unrealized gains on Available-for Sale securities	29,914	23,358
Investment related	18,148	—
DSIC	5,939	6,634
Other	657	996
Gross deferred income tax liabilities	91,573	66,456
Net deferred income tax assets (liabilities)	$(14,717)	$5,186

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2014 and 2013.

RiverSource Life Insurance Co. of New York

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$7,562	$4,210	$6,424
Additions based on tax positions related to the current year	524	625	—
Additions for tax positions of prior years	59	2,727	904
Reductions for tax positions of prior years	(896)	—	(2,509)
Settlements	—	—	(609)
Balance at December 31	$7,249	$7,562	$4,210

If recognized, approximately $67 thousand, $904 thousand and $110 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2014, 2013 and 2012, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $7.2 million in the next 12 months due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $119 thousand, $60 thousand and $205 thousand in interest and penalties for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, the Company had a payable of $2.4 million and $2.3 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2011 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for the years after 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Net unrealized securities gains (losses)	$6,556	$(24,428)	$12,721

18.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2014 and 2013, the Company’s funding commitments for commercial mortgage loan commitments was $1.5 million and nil, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2014, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). At December 31, 2014 and 2013, the estimated liability was $1.1 million and $1.7 million, respectively, and the related premium tax asset was $893 thousand and $1.4 million, respectively. The Company has recently paid assessments related to ELNY from the state guaranty fund association, however, the expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment

RiverSource Life Insurance Co. of New York

practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6343 R (5/15)

PART C.

Item 24. Financial Statements and Exhibits

(a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource of New York Variable Annuity Account

Report of Independent Registered Public Accounting Firm dated April 22, 2015

Statements of Assets and Liabilities for the year ended Dec. 31, 2014

Statements of Operations for the year ended Dec. 31, 2014

Statements of Changes in Net Assets for the years ended Dec. 31, 2014 and 2013

Notes to Financial Statements.

The audited financial statements of RiverSource Life Insurance Co. of New York

Report of Independent Registered Public Accounting Firm dated April 21, 2015

Balance Sheets as of Dec. 31, 2014 and 2013

Statements of Income for the years ended Dec. 31, 2014, 2013 and 2012

Statements of Comprehensive Income for the years ended Dec. 31, 2014, 2013 and 2012

Statements of Cash Flows for the years ended Dec. 31, 2014, 2013 and 2012

Statements of Shareholder’s Equity for the three years ended Dec. 31, 2014, 2013 and 2012

Notes to Financial Statements

(b)	Exhibits:

1.1	Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant’s Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3	Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4	Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6	Resolution of the Board of Directors of IDS Life of New York

establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7	Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8	Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11	Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.12	Resolution of the Board of Directors establishing 672 additional subaccounts within the separate account, dated April 6, 2011 filed electronically as Exhibit 1.12 to Registrant’s Post-Effective Amendment No.34 to Registration Statement No. 333-91691 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 6, 2012 filed electronically as Exhibit 1.12 to Registrant’s Post-Effective Amendment No.36 to Registration Statement No. 333-91691 is incorporated by reference.

1.14	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 12, 2013 filed electronically as Exhibit 1.14 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

1.15	Resolution of the Board of Directors establishing 44 additional subaccounts within the separate account, dated April 22, 2015 is filed electronically as Exhibit 1.15 herewith.

2	Not applicable.

3.

Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2

(previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity( form 411380 NY) and data pages filed electronically as Exhibit 4.1 to Registrant’s Initial Registration Statement on Form N-4 No.333-186220 on or about Jan.25, 2013 is incorporated by reference.

4.2	Form of Deferred Annuity Contract for RiverSource RAVA 5 Select Variable annuity( form 411381 NY) and data pages filed electronically as Exhibit 4.2 to Registrant’s Initial registration Statement on Form N-4 No.333-186220 on or about Jan.25, 2013 is incorporated by reference.

4.3	Form of Deferred Annuity Contract for RiverSource RAVA 5 Access Variable annuity( form 411382 NY) and data pages filed electronically as Exhibit 4.3 to rRegistrant’s Initial Registration Statement on Form N-4 No.333-186220 on or about Jan.25, 2013 is incorporated by reference.

4.4	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.5	Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6	Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4. 7	Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.8	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.9	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.10	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.11	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider and data page filed electronically as Exhibit 4.13 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

4.12	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider and data page filed electronically as Exhibit 4.14 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

4.13	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data pages filed electronically as Exhibit 4.21 to RiverSource Variable Account 10 Initial Registration Statement No. 811-07355, filed on or about Jan.25, 2013 is incorporated by reference.

4.14	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 NY Rider and data page is filed electronically herewith.

4.15	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 NY Rider and data page is filed electronically herewith.

4.16	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus NY Rider and data page is filed electronically herewith.

4.17	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus NY Rider and data page is filed electronically herewith.

5.	Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1	Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management

Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.5	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.6	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7	Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 24 is incorporated by reference.

8.8	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No.333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.10	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.12	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.13	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.14	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is incorporated herein by reference.

8.15	Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of new York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 is incorporated herein by reference.

8.16	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.17 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

8.18	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.18 to Registrant’s Post-Effective amendment No.4 to Registration Statement No. 333-179395 is incorporated by reference herewith.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.	None.

12.	Not applicable.

13.	Power of Attorney to sign Amendments to this Registration Statement, dated March 25, 2015 is filed electronically herewith.

14.	Not applicable.

Item 25.	Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name	Principal Business Address*	Positions and Offices with Depositor
Jon Stenberg	50605 Ameriprise Financial Center Minneapolis, MN 55474	Chairman of the Board, President and Chief Executive Officer

Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Director and Executive Vice President – Annuities

Jean Burhardt Keffler	1010 Swingley Rd. Livingston, MT 59047	Director

Richard N. Bush		Senior Vice President - Corporate Tax

Douglas K. Dunning		Director

Steve M. Gathje		Senior Vice President and Chief Actuary

Mark Gorham		Director and Vice President - Insurance Product Development

Robert R. Grew	Carter, Ledyard & Milburn 2 Wall Street New York, NY 10005-2072	Director

Ronald L. Guzior	Bollam, Sheedy, Torani & Co. LLP CPA’s 26 Computer Drive West Albany, NY 12205	Director

James L. Hamalainen	Senior Vice President – Investments and Treasurer

Jeryl A. Millner	138 Ameriprise Financial Center Minneapolis, MN 55474	Director

Thomas R. Moore		Secretary

Thomas V. Nicolosi	Ameriprise Financial Services Inc. Suite 220 500 Mamaroneck Avenue Harrison, NY 10528	Director

David K. Stewart		Senior Vice President and Controller

*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise International Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
TIC TPS Portland 35, LLC	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle EMEA Holdings 1, LLC	MN
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 27. Number of Contract owners

As of March 31, 2015, there were 13,133 non-qualified contract owners and 25,473 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

(a) RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter

Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)	RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNT AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION

RiverSource Distributors, Inc.	$27,460,480	None	None	None

Item 30. Location of Accounts and Records

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2015.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

By RiverSource Life Insurance Co. of New York
(Depositor)

By	/s/ Jon S. Stenberg*
Jon S. Stenberg*

Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2015.

SIGNATURE	TITLE

/s/ Gumer C. Alvero*	Director and Executive Vice President - Annuities
Gumer C. Alvero

/s/ Jon S. Stenberg*	Chairman of the Board, President and Chief Executive Officer
Jon S. Stenberg

/s/ Richard N. Bush*	Senior Vice President – Corporate Tax
Richard N. Bush

/s/ Douglas K. Dunning*	Director
Douglas K. Dunning

/s/ Steve M. Gathje*	Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ Mark Gorham*	Director, Vice President - Insurance Product Development
Mark Gorham

/s/ Robert R. Grew*	Director
Robert R. Grew

/s/ Ronald L. Guzior*	Director
Ronald L. Guzior

/s/ James L. Hamalainen*	Senior Vice President and Treasurer
James L. Hamalainen

/s/ Jean B. Keffeler*	Director
Jean B. Keffeler

/s/ Jeryl A. Millner*	Director
Jeryl A. Millner

/s/ Thomas V. Nicolosi*	Director
Thomas V. Nicolosi

*	Signed pursuant to Power of Attorney dated March 25, 2015, filed electronically herein, by:

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

The combined prospectus for:

RiverSource RAVA 5 Advantage Variable Annuity

RiverSource RAVA 5 Select Variable Annuity

RiverSource RAVA 5 Access Variable Annuity

(offered for contract applications signed on or after April 29, 2013)

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated May 1, 2015.

Financial Statements.

Part C.

Other Information.

The signatures.

EXHIBIT INDEX

1.15	Resolution of the Board of Directors, dated April 22, 2015

4.14	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 NY Rider and data page

4.15	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 NY Rider and data page

4.16	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus NY Rider and data page

4.17	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus NY Rider and data page

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.	Consent of Independent Registered Public Accounting Firm

13.	Power of Attorney to sign Amendments to this Registration Statement, dated March 25, 2015